AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 2, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2026*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Balanced II

Class I3

TBLTX

April 30, 2026

Fund Overview

Transamerica Balanced II (the "Fund") seeks to provide a high total investment return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$70,844,457
Number of Portfolio Holdings	573
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.4
U.S. Government Obligations	8.8
Commercial Paper	6.4
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.5
Repurchase Agreements	1.2
Short-Term U.S. Government Obligations	1.1
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Balanced II

Class I3

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.5
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Balanced II

Class I3

Semi-Annual Shareholder Report

Transamerica Balanced II

Class R

TBLRX

April 30, 2026

Fund Overview

Transamerica Balanced II (the "Fund") seeks to provide a high total investment return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$70,844,457
Number of Portfolio Holdings	573
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.4
U.S. Government Obligations	8.8
Commercial Paper	6.4
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.5
Repurchase Agreements	1.2
Short-Term U.S. Government Obligations	1.1
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Balanced II

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.5
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Balanced II

Class R

Semi-Annual Shareholder Report

Transamerica Bond

Class A

IDITX

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class A

Semi-Annual Shareholder Report

Transamerica Bond

Class C

IFLLX

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class C

Semi-Annual Shareholder Report

Transamerica Bond

Class I

TFXIX

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class I

Semi-Annual Shareholder Report

Transamerica Bond

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Bond

Class R

TAADX

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class R

Semi-Annual Shareholder Report

Transamerica Bond

Class R6

TAFLX

April 30, 2026

Fund Overview

Transamerica Bond (the "Fund") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,284,759,822
Number of Portfolio Holdings	586
Portfolio Turnover Rate	33%
Average MaturityFootnote Reference§	8.09 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	45.2%
U.S. Government Obligations	19.0
Mortgage-Backed Securities	12.6
Asset-Backed Securities	12.2
U.S. Government Agency Obligations	8.5
Commercial Paper	5.2
Repurchase Agreements	1.9
Other Investment Company	1.4
Foreign Government Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	27.5%
AAA	17.3
AA	2.5
A	13.8
BBB	25.0
BB	9.7
B	2.1
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.1
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
Toronto-Dominion Bank, 3.91%, 08/07/2026	0.9
U.S. Treasury Bonds, 2.75%, 08/15/2042	0.7
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.7
U.S. Treasury Notes, 4.25%, 03/31/2033	0.7
U.S. Treasury Bonds, 2.25%, 05/15/2041	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class A

IALAX

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class A

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class C

ILLLX

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class C

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class I

TFOIX

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class I

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class I2

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class R

TAAEX

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class R

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class R

Semi-Annual Shareholder Report

Transamerica Capital Growth

Class R6

TCPWX

April 30, 2026

Fund Overview

Transamerica Capital Growth (the "Fund") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,261,355,414
Number of Portfolio Holdings	28
Portfolio Turnover Rate	18%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	42.8%
Health Care	16.7
Consumer Discretionary	16.5
Financials	9.9
Industrials	5.7
Communication Services	4.3
Real Estate	0.7
Repurchase Agreements	3.5
Other Investment Company	2.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Capital Growth

Class R6

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.2%
Tesla, Inc.	9.3
Royalty Pharma PLC, Class A	8.5
AppLovin Corp., Class A	6.2
Affirm Holdings, Inc.	6.1
QXO, Inc.	5.7
Aurora Innovation, Inc.	4.7
Strategy, Inc., Class A	4.6
DoorDash, Inc., Class A	4.4
ROBLOX Corp., Class A	4.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Capital Growth

Class R6

Semi-Annual Shareholder Report

Transamerica Core Bond

Class A

TABDX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class A

Semi-Annual Shareholder Report

Transamerica Core Bond

Class C

TABEX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class C

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I

TABGX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I2

Semi-Annual Shareholder Report

Transamerica Core Bond

Class I3

TMBTX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class I3

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R

TMBRX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R4

TMBFX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R4

Semi-Annual Shareholder Report

Transamerica Core Bond

Class R6

TAGMX

April 30, 2026

Fund Overview

Transamerica Core Bond (the "Fund") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,704,394,857
Number of Portfolio Holdings	522
Portfolio Turnover Rate	34%
Average MaturityFootnote Reference§	8.21 years
DurationFootnote Reference†	5.75 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	35.3%
U.S. Government Obligations	26.0
U.S. Government Agency Obligations	24.4
Commercial Paper	15.9
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Short-Term U.S. Government Obligations	2.8
Repurchase Agreements	1.9
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(20.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Core Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	11.8
AA	1.4
A	9.0
BBB	22.2
BB	4.2
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	16.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	3.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2056	2.2
U.S. Treasury Bills, 07/14/2026	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 05/01/2056	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2056	1.2
U.S. Treasury Notes, 3.63%, 12/31/2030	1.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Core Bond

Class R6

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class A

EMTAX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Debt

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class A

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class C

EMTCX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Debt

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class C

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class I

EMTIX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Debt

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class I

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class I2

IAADX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Debt

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class I2

Semi-Annual Shareholder Report

Transamerica Emerging Markets Debt

Class R6

TAEDX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Debt (the "Fund") seeks to generate a high total return through a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$251,079,783
Number of Portfolio Holdings	222
Portfolio Turnover Rate	93%
Average MaturityFootnote Reference§	9.11 years
DurationFootnote Reference†	4.49 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Foreign Government Obligations	57.1%
Corporate Debt Securities	34.0
Repurchase Agreements	5.8
Other Investment Company	4.2
Short-Term Foreign Government Obligations	1.0
U.S. Government Obligations	0.6
Convertible Bonds	0.2
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Debt

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	0.6%
AAA	2.7
AA	3.9
A	5.2
BBB	23.3
BB	23.3
B	17.1
CCC	6.2
Below CCC	2.4
NR (Not Rated)	7.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Petroleos Mexicanos, 6.75%, 09/21/2047	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.6
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.6
Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.5
Mexico Bonos, 8.50%, 03/02/2028	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.3
Mexico Government International Bonds, 6.75%, 02/09/2056	1.3
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	1.1
Ecuador Government International Bonds, 6.90%, 07/31/2035	1.1
Egypt Government Bonds, 23.38%, 08/26/2028	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Debt

Class R6

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class I

TEOIX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Equity

Class I

Top Country Allocation (Percentage of Net Assets)

Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class I

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class I2

TEOJX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Equity

Class I2

Top Country Allocation (Percentage of Net Assets)

Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class I2

Semi-Annual Shareholder Report

Transamerica Emerging Markets Equity

Class R6

TEOOX

April 30, 2026

Fund Overview

Transamerica Emerging Markets Equity (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$415,292,230
Number of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	30.1%
Financials	18.1
Communication Services	12.3
Consumer Discretionary	11.7
Industrials	10.1
Energy	5.1
Consumer Staples	4.3
Materials	4.2
Health Care	2.4
Real Estate	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Emerging Markets Equity

Class R6

Top Country Allocation (Percentage of Net Assets)

Table Summary
Taiwan	20.9%
Republic of Korea	19.2
China	12.8
India	8.1
Hong Kong	5.1
United Kingdom	4.6
Brazil	3.3
Republic of South Africa	3.0
Mexico	2.7
Turkey	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
Samsung Electronics Co. Ltd.	7.9
Tencent Holdings Ltd.	3.8
Shinhan Financial Group Co. Ltd.	3.0
Alibaba Group Holding Ltd.	2.9
Accton Technology Corp.	2.1
Zijin Mining Group Co. Ltd., Class H	2.1
NetEase, Inc.	1.9
Georgia Capital PLC	1.8
Fairfax India Holdings Corp.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Emerging Markets Equity

Class R6

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class A

TMLAX

April 30, 2026

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Energy Infrastructure

Class A

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class A

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class C

TMCLX

April 30, 2026

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Energy Infrastructure

Class C

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class C

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class I

TMLPX

April 30, 2026

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Energy Infrastructure

Class I

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class I

Semi-Annual Shareholder Report

Transamerica Energy Infrastructure

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Energy Infrastructure (the "Fund") seeks long-term growth of capital while providing current income. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$67	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$161,457,915
Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	73.7%
Master Limited Partnerships	24.3
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Energy Infrastructure

Class I2

Top Holdings (Percentage of Net Assets)

Table Summary
Williams Cos., Inc.	9.7%
Cheniere Energy, Inc.	9.1
Enterprise Products Partners LP	7.9
Energy Transfer LP	7.8
ONEOK, Inc.	5.9
Enbridge, Inc.	5.2
TC Energy Corp.	4.7
Kinder Morgan, Inc.	4.4
MPLX LP	4.3
Targa Resources Corp.	3.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Energy Infrastructure

Class I2

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class A

TFLAX

April 30, 2026

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Floating Rate

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class A

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class C

TFLCX

April 30, 2026

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Floating Rate

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class C

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class I

TFLIX

April 30, 2026

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Floating Rate

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class I

Semi-Annual Shareholder Report

Transamerica Floating Rate

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Floating Rate (the "Fund") seeks to achieve a high level of current income with capital appreciation as a secondary objective. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$243,297,708
Number of Portfolio Holdings	293
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	4.44 years
DurationFootnote Reference†	0.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Loan Assignments	86.9%
Corporate Debt Securities	6.9
Repurchase Agreements	5.1
Asset-Backed Securities	1.2
Exchange-Traded Funds	0.5
Common Stocks	0.4
Other Investment Company	0.3
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Floating Rate

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	1.2%
BBB	1.3
BB	21.9
B	66.7
CCC	2.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.0
PetSmart, Inc., 1 mo. USD Term SOFR	0.9
Bausch & Lomb Corp., 1 mo. USD Term SOFR	0.9
Flynn Restaurant Group LP, 1 mo. USD Term SOFR	0.8
Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR	0.8
Proampac PG Borrower LLC, 3 mo. USD Term SOFR	0.8
Pregis TopCo Corp., 1 mo. USD Term SOFR	0.8
Curium BidCo SARL, 3 mo. USD Term SOFR	0.7
American Auto Auction Group LLC, 3 mo. USD Term SOFR	0.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Floating Rate

Class I2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class A

IATXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class A

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class A

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class C

IMLXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class C

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class C

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I

TAMXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I2

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class I3

TGTXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class I3

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class I3

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class R2

TGRXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class R2

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class R2

Semi-Annual Shareholder Report

Transamerica Government Money Market

Class R4

TFGXX

April 30, 2026

Fund Overview

Transamerica Government Money Market (the "Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$239,669,711
Number of Portfolio Holdings	150
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Government Money Market

Class R4

What did the Fund invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.74%, 01/31/2027	2.6%
U.S. Treasury Bills, 3.75%, 06/04/2026	2.3
U.S. Treasury Bills, 3.69%, 08/11/2026	1.9
U.S. Treasury Floating Rate Notes, 3.83%, 10/31/2027	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.7
U.S. Treasury Floating Rate Notes, 3.80%, 07/31/2027	1.7
U.S. Treasury Bills, 3.61%, 08/13/2026	1.4
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.60%, 06/25/2026	1.3
Federal Farm Credit Banks Funding Corp., 3.77%, 10/15/2026	1.3

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	47.3%
Short-Term U.S. Government Obligations	18.4
Short-Term U.S. Government Agency Obligations	14.2
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	10.0
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Government Money Market

Class R4

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class A

IHIYX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class A

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class C

INCLX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class C

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I

TDHIX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I2

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class I3

TAHTX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class I3

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R

TAHRX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R4

TAHFX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R4

Semi-Annual Shareholder Report

Transamerica High Yield Bond

Class R6

TAHBX

April 30, 2026

Fund Overview

Transamerica High Yield Bond (the "Fund") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$836,024,804
Number of Portfolio Holdings	240
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	5.30 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	91.0%
Other Investment Company	11.4
Loan Assignments	5.4
Repurchase Agreements	2.5
Common Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	(10.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Bond

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	9.2%
BB	44.9
B	34.2
CCC	7.6
Below CCC	0.1
NR (Not Rated)	0.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 6.38%, 12/21/2065	1.5
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.16%, 02/10/2031	1.2
Magnera Corp., 7.25%, 11/15/2031	1.1
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.0
UWM Holdings LLC, 6.63%, 02/01/2030	1.0
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Vistra Operations Co. LLC, 6.88%, 04/15/2032	0.9
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Bond

Class R6

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class A

THAYX

April 30, 2026

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Muni

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class A

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class C

THCYX

April 30, 2026

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Muni

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class C

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class I

THYIX

April 30, 2026

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Muni

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class I

Semi-Annual Shareholder Report

Transamerica High Yield Muni

Class I2

THYTX

April 30, 2026

Fund Overview

Transamerica High Yield Muni (the "Fund") seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$178,678,093
Number of Portfolio Holdings	334
Portfolio Turnover Rate	23%
Average MaturityFootnote Reference§	10.61 years
DurationFootnote Reference†	6.47 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	94.8%
Repurchase Agreements	3.6
Corporate Debt Securities	0.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica High Yield Muni

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	0.2%
AA	16.7
A	8.9
BBB	23.3
BB	6.7
NR (Not Rated)	39.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Warren County Port Authority, Revenue Bonds, Series E, 6.25%, 12/01/2055	1.3%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	1.3
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.2
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.1
District of Columbia, Revenue Bonds, 5.00%, 07/01/2039	1.1
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.1
County of Ohio Special District Excise Tax Revenue, Revenue Bonds, Series A, (AG), 5.50%, 06/01/2054	1.1
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.0
Warren County Port Authority, Revenue Bonds, Series D, 6.75%, 12/01/2058	1.0
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	0.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica High Yield Muni

Class I2

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class A

TIOAX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class A

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class C

TIOCX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class C

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I

ITIOX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I2

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class I3

TIOBX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class I3

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class I3

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R

TIODX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.00%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class R

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R4

TIOEX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class R4

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R4

Semi-Annual Shareholder Report

Transamerica Inflation Opportunities

Class R6

RTIOX

April 30, 2026

Fund Overview

Transamerica Inflation Opportunities (the "Fund") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$155,899,144
Number of Portfolio Holdings	118
Portfolio Turnover Rate	16%
Average MaturityFootnote Reference§	6.71 years
DurationFootnote Reference†	5.80 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	71.7%
Corporate Debt Securities	15.3
Foreign Government Obligations	9.2
Short-Term U.S. Government Obligations	1.9
Short-Term Investment Companies	1.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Inflation Opportunities

Class R6

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	73.6%
AAA	2.7
AA	0.9
A	7.3
BBB	13.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.7%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	4.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.1
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Inflation Opportunities

Class R6

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class A

TAMUX

April 30, 2026

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Intermediate Muni

Class A

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class A

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class C

TCMUX

April 30, 2026

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Intermediate Muni

Class C

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class C

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class I

TIMUX

April 30, 2026

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Intermediate Muni

Class I

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class I

Semi-Annual Shareholder Report

Transamerica Intermediate Muni

Class I2

TIMTX

April 30, 2026

Fund Overview

Transamerica Intermediate Muni (the "Fund") seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$938,217,838
Number of Portfolio Holdings	841
Portfolio Turnover Rate	46%
Average MaturityFootnote Reference§	7.22 years
DurationFootnote Reference†	5.65 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Municipal Government Obligations	95.6%
Repurchase Agreements	3.5
Corporate Debt Securities	1.1
Warrant	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Intermediate Muni

Class I2

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
AAA	5.3%
AA	62.0
A	15.1
BBB	8.0
BB	1.3
NR (Not Rated)	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.00%, 01/01/2036	1.0%
California Health Facilities Financing Authority, Revenue Bonds, Series A, (AG), 5.00%, 12/01/2035	1.0
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
City of Chicago, General Obligation Unlimited, Series A, (AG), 5.00%, 01/01/2044	0.7
Illinois Finance Authority, Revenue Bonds, 4.00%, 10/15/2037	0.7
Del Valle Independent School District, General Obligation Unlimited, Series B, (PSF-GTD), 5.00%, 06/15/2026	0.7
State of Illinois, General Obligation Unlimited, Series F, 5.25%, 09/01/2046	0.6
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.6
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, (BAM), 5.50%, 07/01/2059	0.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Intermediate Muni

Class I2

Semi-Annual Shareholder Report

Transamerica International Equity

Class A

TRWAX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class A

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class A

Semi-Annual Shareholder Report

Transamerica International Equity

Class C

TRWCX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class C

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class C

Semi-Annual Shareholder Report

Transamerica International Equity

Class I

TSWIX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class I

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I

Semi-Annual Shareholder Report

Transamerica International Equity

Class I2

TRWIX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class I2

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I2

Semi-Annual Shareholder Report

Transamerica International Equity

Class I3

TRWTX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class I3

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class I3

Semi-Annual Shareholder Report

Transamerica International Equity

Class R

TRWRX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class R

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R

Semi-Annual Shareholder Report

Transamerica International Equity

Class R4

TRWFX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class R4

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R4

Semi-Annual Shareholder Report

Transamerica International Equity

Class R6

TAINX

April 30, 2026

Fund Overview

Transamerica International Equity (the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,208,188,321
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.7%
Industrials	13.8
Information Technology	13.0
Consumer Discretionary	9.8
Health Care	9.3
Energy	8.0
Consumer Staples	6.9
Materials	5.1
Utilities	2.1
Communication Services	1.7
Real Estate	0.9
Preferred Stocks	0.7
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Equity

Class R6

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	19.8%
United Kingdom	13.3
France	13.1
Germany	11.8
Switzerland	7.6
Netherlands	5.7
Ireland	5.2
Australia	3.4
Norway	3.1
Republic of Korea	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	2.7%
Samsung Electronics Co. Ltd.	2.6
Societe Generale SA	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
Hitachi Ltd.	2.2
Veolia Environnement SA	2.1
Roche Holding AG	2.0
Lloyds Banking Group PLC	2.0
ORIX Corp.	1.9
Siemens AG	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Equity

Class R6

Semi-Annual Shareholder Report

Transamerica International Focus

Class A

TGRHX

April 30, 2026

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus

Class A

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class A

Semi-Annual Shareholder Report

Transamerica International Focus

Class I

TGRGX

April 30, 2026

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus

Class I

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class I

Semi-Annual Shareholder Report

Transamerica International Focus

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus

Class I2

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class I2

Semi-Annual Shareholder Report

Transamerica International Focus

Class R6

TGRFX

April 30, 2026

Fund Overview

Transamerica International Focus (the "Fund") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$399,776,715
Number of Portfolio Holdings	31
Portfolio Turnover Rate	26%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.0%
Industrials	20.5
Consumer Discretionary	12.8
Consumer Staples	11.4
Health Care	9.6
Financials	9.4
Communication Services	5.3
Materials	3.9
Repurchase Agreements	3.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus

Class R6

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.3%
Canada	9.5
France	8.1
Taiwan	7.5
Switzerland	7.0
United States	6.4
United Kingdom	5.9
Netherlands	5.7
Germany	5.1
Hong Kong	4.1

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
Ajinomoto Co., Inc.	5.0
Hoya Corp.	4.7
Safran SA	4.6
AIA Group Ltd.	4.1
ITOCHU Corp.	4.1
Linde PLC	3.9
SK Hynix, Inc.	3.7
Keyence Corp.	3.6
Pan Pacific International Holdings Corp.	3.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus

Class R6

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class I

TISVX

April 30, 2026

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Small Cap Value

Class I

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class I

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class I2

Ticker: N/A

April 30, 2026

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Small Cap Value

Class I2

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class I2

Semi-Annual Shareholder Report

Transamerica International Small Cap Value

Class R6

TSLSX

April 30, 2026

Fund Overview

Transamerica International Small Cap Value (the "Fund") seeks maximum long-term total return. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$844,696,082
Number of Portfolio Holdings	112
Portfolio Turnover Rate	3%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	27.4%
Financials	18.8
Information Technology	13.1
Consumer Discretionary	10.0
Communication Services	6.2
Energy	5.9
Consumer Staples	5.0
Materials	4.9
Health Care	3.9
Real Estate	2.9
Other Investment Company	1.1
Preferred Stocks	0.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Small Cap Value

Class R6

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	31.7%
United Kingdom	12.9
France	8.3
Netherlands	5.2
Australia	5.2
Germany	5.1
Norway	4.9
Ireland	3.9
Republic of Korea	3.2
Italy	2.6

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of Ireland Group PLC	3.6%
Van Lanschot Kempen NV	2.8
Eugene Technology Co. Ltd.	2.7
Horiba Ltd.	2.3
Swissquote Group Holding SA	2.2
IG Group Holdings PLC	2.1
Fuji Corp.	1.8
Elis SA	1.8
Aker ASA, Class A	1.8
CKD Corp.	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Small Cap Value

Class R6

Semi-Annual Shareholder Report

Transamerica International Stock

Class A

TIHAX

April 30, 2026

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.07%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Stock

Class A

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class A

Semi-Annual Shareholder Report

Transamerica International Stock

Class I

TIHBX

April 30, 2026

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.84%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Stock

Class I

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class I

Semi-Annual Shareholder Report

Transamerica International Stock

Class I2

TIHIX

April 30, 2026

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.74%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Stock

Class I2

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class I2

Semi-Annual Shareholder Report

Transamerica International Stock

Class R6

TIHJX

April 30, 2026

Fund Overview

Transamerica International Stock (the "Fund") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.74%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,021,790,059
Number of Portfolio Holdings	143
Portfolio Turnover Rate	10%

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	26.3%
Industrials	18.4
Information Technology	12.4
Health Care	11.9
Consumer Staples	6.4
Utilities	4.7
Consumer Discretionary	4.2
Energy	4.1
Communication Services	3.7
Materials	3.4
Real Estate	1.6
Repurchase Agreements	1.8
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Stock

Class R6

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	27.0%
United Kingdom	17.1
Germany	9.2
France	8.8
Switzerland	7.2
Netherlands	5.8
Spain	5.1
Australia	4.5
Italy	3.0
Denmark	2.3

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.2%
HSBC Holdings PLC	2.2
Banco Santander SA	1.9
UBS Group AG	1.6
Iberdrola SA	1.6
Rolls-Royce Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd., ADR	1.5
Barclays PLC	1.5
Marubeni Corp.	1.4
Siemens AG	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1330 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Stock

Class R6

(b)	Not applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Balanced II
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 61.1%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	1,415	$ 343,901
RTX Corp.	2,100	369,747
Textron, Inc.	808	77,536
TransDigm Group, Inc.	116	134,558
		925,742
Air Freight & Logistics - 0.2%
FedEx Corp.	414	166,970
Automobile Components - 0.0% *
Aptiv PLC (A)	354	21,332
Automobiles - 1.0%
Tesla, Inc. (A)	1,825	696,475
Banks - 2.0%
Bank of America Corp.	7,960	425,542
Citigroup, Inc.	1,859	237,915
Fifth Third Bancorp	3,314	168,219
U.S. Bancorp	3,470	196,610
Wells Fargo & Co.	4,924	404,900
		1,433,186
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	4,158	122,245
PepsiCo, Inc.	2,736	433,629
		555,874
Biotechnology - 1.2%
AbbVie, Inc.	2,094	442,504
Neurocrine Biosciences, Inc. (A)	221	29,099
Regeneron Pharmaceuticals, Inc.	299	211,411
Vertex Pharmaceuticals, Inc. (A)	315	134,625
		817,639
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	7,854	2,081,781
Building Products - 0.8%
Carrier Global Corp.	512	34,391
Masco Corp.	1,488	106,868
Trane Technologies PLC	908	447,227
		588,486
Capital Markets - 1.0%
Blackstone, Inc.	697	87,529
Charles Schwab Corp.	3,331	305,253
CME Group, Inc.	250	71,955
Morgan Stanley	1,213	231,186
		695,923
Chemicals - 0.8%
Ecolab, Inc.	1,120	291,872
Linde PLC	367	183,918
PPG Industries, Inc.	1,058	114,793
		590,583
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	1,205	208,116
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	56	$ 29,544
Motorola Solutions, Inc.	63	27,659
		265,319
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	124	76,765
Vulcan Materials Co.	298	89,918
		166,683
Consumer Finance - 0.5%
American Express Co.	562	181,554
Capital One Financial Corp.	954	182,500
		364,054
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	54	54,784
Walmart, Inc.	2,561	337,873
		392,657
Containers & Packaging - 0.0% *
Ball Corp.	264	16,125
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	12,302	321,451
Comcast Corp., Class A	1,102	29,798
Verizon Communications, Inc.	917	44,044
		395,293
Electric Utilities - 1.2%
Entergy Corp.	1,689	199,150
NextEra Energy, Inc.	4,270	417,948
NRG Energy, Inc.	142	22,092
Southern Co.	1,859	179,765
		818,955
Electrical Equipment - 0.9%
Eaton Corp. PLC	500	216,505
Emerson Electric Co.	762	107,015
GE Vernova, Inc.	164	177,688
Vertiv Holdings Co., Class A	384	126,140
		627,348
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	2,164	318,692
Corning, Inc.	304	49,929
		368,621
Energy Equipment & Services - 0.3%
Baker Hughes Co.	3,100	215,977
Entertainment - 0.8%
Netflix, Inc. (A)	2,681	250,968
Walt Disney Co.	2,649	274,834
Warner Music Group Corp., Class A	1,108	31,323
		557,125
Financial Services - 2.9%
Affirm Holdings, Inc. (A)	677	43,518
Apollo Global Management, Inc.	788	101,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Berkshire Hathaway, Inc., Class B (A)	1,155	$ 547,008
Corpay, Inc. (A)	506	155,074
Fidelity National Information Services, Inc.	2,410	112,137
Mastercard, Inc., Class A	1,078	542,148
Toast, Inc., Class A (A)	2,186	62,345
Visa, Inc., Class A	1,360	448,582
WEX, Inc. (A)	98	14,732
		2,026,975
Food Products - 0.4%
Mondelez International, Inc., Class A	4,261	261,796
Ground Transportation - 0.2%
Union Pacific Corp.	565	152,256
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (A)	2,639	152,033
Edwards Lifesciences Corp. (A)	2,037	170,089
Medline, Inc., Class A (A)	650	28,906
Medtronic PLC	2,229	180,482
Stryker Corp.	857	270,066
		801,576
Health Care Providers & Services - 0.9%
Cencora, Inc.	71	21,869
Cigna Group	525	152,555
HCA Healthcare, Inc.	68	29,543
Humana, Inc.	264	62,420
McKesson Corp.	127	103,530
UnitedHealth Group, Inc.	803	297,495
		667,412
Health Care REITs - 0.6%
Ventas, Inc.	2,606	228,963
Welltower, Inc.	738	160,397
		389,360
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	517	87,042
Carnival Corp.	4,021	106,597
Chipotle Mexican Grill, Inc. (A)	4,695	159,583
DoorDash, Inc., Class A (A)	363	61,220
Expedia Group, Inc.	358	88,916
Hilton Worldwide Holdings, Inc.	783	253,747
McDonald's Corp.	1,086	318,839
Yum! Brands, Inc.	1,202	191,899
		1,267,843
Household Durables - 0.1%
Lennar Corp., Class A	355	32,057
Household Products - 0.1%
Church & Dwight Co., Inc.	839	81,433
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	88	13,890
Industrial Conglomerates - 0.5%
3M Co.	2,242	328,498
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.0%
Aon PLC, Class A	911	$ 283,913
Arch Capital Group Ltd. (A)	587	55,448
Arthur J Gallagher & Co.	1,004	207,226
Chubb Ltd.	171	55,917
Progressive Corp.	490	98,627
		701,131
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A	4,201	1,616,545
Alphabet, Inc., Class C	2,758	1,053,390
Meta Platforms, Inc., Class A	1,679	1,027,397
		3,697,332
IT Services - 0.4%
Accenture PLC, Class A	526	94,001
Cognizant Technology Solutions Corp., Class A	2,804	148,332
International Business Machines Corp.	187	43,193
		285,526
Life Sciences Tools & Services - 0.3%
Danaher Corp.	649	116,138
IQVIA Holdings, Inc. (A)	153	24,231
Waters Corp. (A)	257	79,472
		219,841
Machinery - 0.8%
Caterpillar, Inc.	32	28,484
Deere & Co.	439	258,953
Dover Corp.	716	162,110
Ingersoll Rand, Inc.	790	63,089
Otis Worldwide Corp.	513	39,952
		552,588
Media - 0.1%
EchoStar Corp., Class A (A)(B)	109	13,422
Omnicom Group, Inc.	602	46,186
		59,608
Metals & Mining - 0.1%
Newmont Corp.	345	38,326
Multi-Utilities - 0.3%
Sempra	2,142	203,747
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	1,560	196,217
Diamondback Energy, Inc.	415	85,336
EOG Resources, Inc.	2,325	326,825
EQT Corp.	1,245	74,800
Exxon Mobil Corp.	4,024	621,024
		1,304,202
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	699	47,525
United Airlines Holdings, Inc. (A)	329	29,610
		77,135
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	3,994	$ 241,997
Eli Lilly & Co.	460	429,916
Johnson & Johnson	2,174	499,694
Merck & Co., Inc.	284	31,007
		1,202,614
Professional Services - 0.2%
Leidos Holdings, Inc.	910	135,790
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	1,253	79,302
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (A)	955	338,538
Analog Devices, Inc.	797	320,601
Broadcom, Inc.	3,578	1,493,565
Intel Corp. (A)	724	68,403
Lam Research Corp.	1,711	441,198
Micron Technology, Inc.	923	477,339
NVIDIA Corp.	18,323	3,656,721
NXP Semiconductors NV	1,018	298,875
Texas Instruments, Inc.	1,125	316,215
		7,411,455
Software - 5.0%
AppLovin Corp., Class A (A)	96	42,850
Autodesk, Inc. (A)	423	100,251
Cadence Design Systems, Inc. (A)	404	133,154
Fortinet, Inc. (A)	458	38,614
Intuit, Inc.	424	164,724
Microsoft Corp.	5,780	2,356,969
Oracle Corp.	1,720	277,591
Palantir Technologies, Inc., Class A (A)	1,203	167,349
Roper Technologies, Inc.	65	23,063
Salesforce, Inc.	129	22,772
ServiceNow, Inc. (A)	2,452	216,536
		3,543,873
Specialized REITs - 0.5%
American Tower Corp.	237	43,302
Equinix, Inc.	192	207,904
SBA Communications Corp.	326	72,111
		323,317
Specialty Retail - 1.2%
AutoZone, Inc. (A)	43	159,273
Burlington Stores, Inc. (A)	442	141,444
Lowe's Cos., Inc.	1,498	357,708
Ross Stores, Inc.	954	217,312
		875,737
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	10,153	2,755,016
Sandisk Corp. (A)	14	15,351
Seagate Technology Holdings PLC	490	330,084
Western Digital Corp.	421	182,933
		3,283,384
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Altria Group, Inc.	1,208	$ 87,761
Philip Morris International, Inc.	1,747	288,378
		376,139
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	103	98,864
Total Common Stocks (Cost $21,932,728)		43,255,155

	Principal	Value
CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 40,000	32,281
5.81%, 05/01/2050	16,000	15,591
6.53%, 05/01/2034	49,000	53,587
6.86%, 05/01/2054	35,000	38,879
General Electric Co.
4.13%, 10/09/2042	16,000	13,455
4.50%, 03/11/2044	33,000	29,250
5.88%, 01/14/2038	8,000	8,519
HEICO Corp.
5.35%, 08/01/2033	47,000	47,846
Hexcel Corp.
4.90%, 05/15/2031	14,000	14,007
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (C)	21,000	20,762
		274,177
Automobile Components - 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (C)	9,000	9,062
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	151,000	147,763
		156,825
Automobiles - 0.1%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	28,000	29,138
Hyundai Capital America
5.40%, 06/23/2032 (C)	68,000	69,293
		98,431
Banks - 2.1%
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (D), 02/06/2037	82,000	80,731
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	142,000	146,111
CaixaBank SA
Fixed until 09/13/2033, 6.84% (D), 09/13/2034 (C)	200,000	218,564
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (D), 12/10/2031	150,000	147,620
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (D), 01/29/2037	$ 65,000	$ 63,475
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (D), 03/12/2031	61,000	60,695
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	61,000	54,303
Fixed until 01/21/2036, 5.07% (D), 01/21/2037	43,000	42,038
Fixed until 02/02/2036, 5.39% (D), 02/02/2041	63,000	61,322
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	62,000	62,737
Fixed until 04/23/2036, 5.15% (D), 04/23/2037	56,000	55,665
Fixed until 02/05/2036, 5.19% (D), 02/05/2037	60,000	59,026
Fixed until 10/23/2028, 6.09% (D), 10/23/2029	13,000	13,479
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (D), 10/30/2029	30,000	31,974
Morgan Stanley
Fixed until 03/12/2031, 4.71% (D), 03/12/2032	82,000	81,367
Fixed until 01/30/2036, 5.07% (D), 01/30/2037	1,000	978
Fixed until 04/10/2036, 5.30% (D), 04/10/2037	21,000	20,874
Fixed until 01/18/2036, 5.31% (D), 01/18/2041	56,000	54,500
Fixed until 04/19/2034, 5.83% (D), 04/19/2035	32,000	33,294
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (D), 01/25/2041	34,000	33,344
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	33,000	34,693
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	46,000	46,893
Fixed until 04/23/2035, 5.61% (D), 04/23/2036	63,000	64,610
		1,468,293
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	47,000	39,665
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	17,000	12,242
5.60%, 03/02/2043	32,000	31,560
CSL Finance PLC
4.63%, 04/27/2042 (C)	16,000	14,136
Gilead Sciences, Inc.
5.10%, 06/15/2035	57,000	57,490
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 55,000	$ 49,674
5.20%, 09/25/2035	30,000	29,725
		194,827
Building Products - 0.2%
Amrize Finance U.S. LLC
5.40%, 04/07/2035	30,000	30,579
Carlisle Cos., Inc.
5.25%, 09/15/2035	18,000	18,069
Owens Corning
4.30%, 07/15/2047	43,000	34,422
Vulcan Materials Co.
5.35%, 12/01/2034	29,000	29,538
		112,608
Capital Markets - 0.2%
Ares Capital Corp.
5.25%, 04/12/2031	71,000	69,058
Blackstone Secured Lending Fund
5.25%, 09/04/2029	20,000	19,717
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (C)	32,000	31,731
		120,506
Chemicals - 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	30,000	30,050
Westlake Corp.
5.55%, 11/15/2035 (B)	35,000	35,011
		65,061
Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (C)	27,000	25,966
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	200,000	202,905
Element Fleet Management Corp.
5.04%, 03/25/2030 (C)	78,000	78,828
ERAC USA Finance LLC
5.25%, 04/30/2036 (C)	38,000	37,904
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	26,000	27,050
Quanta Services, Inc.
2.90%, 10/01/2030	21,000	19,558
5.25%, 08/09/2034	9,000	9,127
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	18,000	17,668
Veralto Corp.
5.45%, 09/18/2033	30,000	30,719
		449,725
Communications Equipment - 0.4%
T-Mobile USA, Inc.
3.50%, 04/15/2031	52,000	49,196
3.88%, 04/15/2030	58,000	56,473
5.00%, 02/15/2036 (B)	64,000	62,629
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Verizon Communications, Inc.
2.99%, 10/30/2056	$ 46,000	$ 26,805
4.75%, 01/15/2033	60,000	59,210
		254,313
Construction & Engineering - 0.3%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	200,000	204,308
Consumer Staples Distribution & Retail - 0.0% *
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	32,000	27,881
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040	29,000	28,924
Diversified REITs - 0.2%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	44,000	43,242
Safehold GL Holdings LLC
6.10%, 04/01/2034	40,000	42,083
VICI Properties LP
4.95%, 02/15/2030	51,000	51,009
		136,334
Electric Utilities - 1.0%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	195,501	199,704
CMS Energy Corp.
4.88%, 03/01/2044	10,000	8,741
Constellation Energy Generation LLC
5.88%, 01/15/2066	29,000	27,859
Duke Energy Corp.
3.75%, 09/01/2046	68,000	50,090
4.95%, 09/15/2035	68,000	66,530
Duke Energy Indiana LLC
4.95%, 03/15/2036	14,000	13,757
Duke Energy Progress LLC
3.60%, 09/15/2047	31,000	22,507
Edison International
4.80%, 03/15/2031	68,000	66,377
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	14,000	14,108
Pacific Gas & Electric Co.
2.50%, 02/01/2031	45,000	40,480
Public Service Enterprise Group, Inc.
5.40%, 03/15/2035	9,000	9,091
5.45%, 04/01/2034	14,000	14,307
Vistra Operations Co. LLC
5.25%, 10/15/2035 (C)	70,000	67,919
5.35%, 01/31/2036 (C)	51,000	49,808
6.88%, 04/15/2032 (C)	42,000	43,847
		695,125
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (C)	6,000	5,996
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	$ 13,000	$ 13,398
Hubbell, Inc.
4.80%, 11/15/2035	53,000	51,710
Keysight Technologies, Inc.
4.95%, 10/15/2034	10,000	9,941
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	50,000	48,478
Tyco Electronics Group SA
5.00%, 05/09/2035	54,000	53,840
		177,367
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	150,000	146,670
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (C)	54,000	55,324
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (D), 09/11/2036	67,000	64,972
Fixed until 01/30/2036, 5.40% (D), 01/30/2037	33,000	32,415
Fixed until 07/26/2034, 5.88% (D), 07/26/2035	71,000	72,892
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	9,000	9,166
Gabx Leasing LLC
5.30%, 04/15/2036 (C)	27,000	26,657
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,138
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	35,000	35,519
TPG Operating Group II LP
4.88%, 05/15/2031	36,000	35,492
UWM Holdings LLC
6.25%, 03/15/2031 (C)	36,000	33,385
6.63%, 02/01/2030 (C)	31,000	29,753
		555,383
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (C)	51,000	49,649
6.25%, 03/15/2033 (C)	7,000	7,062
BAT Capital Corp.
4.54%, 08/15/2047	51,000	41,568
5.63%, 08/15/2035	67,000	69,094
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	64,000	63,856
Cargill, Inc.
5.13%, 02/11/2035 (C)	41,000	41,529
J.M. Smucker Co.
6.50%, 11/15/2043	12,000	12,603
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	69,000	68,781
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 19,000	$ 18,769
Philip Morris International, Inc.
4.63%, 10/29/2035	67,000	64,644
Pilgrim's Pride Corp.
6.88%, 05/15/2034	35,000	38,018
Sysco Corp.
5.40%, 03/23/2035	28,000	28,094
		503,667
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
4.75%, 03/15/2038	36,000	34,776
Baxter International, Inc.
5.65%, 12/15/2035	35,000	34,381
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	17,000	16,568
		85,725
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	38,000	35,311
Cigna Group
2.40%, 03/15/2030	20,000	18,519
5.25%, 01/15/2036	49,000	49,155
Elevance Health, Inc.
5.70%, 09/15/2055	32,000	30,681
HCA, Inc.
4.90%, 11/15/2035	55,000	53,234
6.00%, 04/01/2054	42,000	40,496
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	8,000	7,557
Humana, Inc.
Fixed until 06/15/2031, 6.63% (D), 09/15/2056	48,000	47,297
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	22,000	20,896
4.80%, 10/01/2034	42,000	41,016
UnitedHealth Group, Inc.
5.15%, 07/15/2034	31,000	31,370
		375,532
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	36,000	35,001
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (C)	21,000	21,105
6.13%, 02/15/2033 (C)	33,000	33,484
Hyatt Hotels Corp.
5.40%, 12/15/2035	34,000	33,628
Marriott International, Inc.
5.10%, 05/01/2038	41,000	39,322
MGM Resorts International
6.13%, 09/15/2029	42,000	42,551
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	$ 56,000	$ 53,510
		223,600
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	16,000	15,690
Insurance - 0.3%
Brown & Brown, Inc.
5.25%, 06/23/2032	14,000	13,971
5.55%, 06/23/2035	56,000	55,818
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (C)	18,000	18,439
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	58,000	53,494
RGA Global Funding
5.05%, 12/06/2031 (C)	56,000	56,378
		198,100
Internet & Catalog Retail - 0.3%
AppLovin Corp.
5.50%, 12/01/2034	40,000	39,985
Expedia Group, Inc.
5.40%, 02/15/2035	54,000	53,615
Meta Platforms, Inc.
4.20%, 11/15/2030	56,000	55,346
5.25%, 05/15/2036 (E)	68,000	67,809
Uber Technologies, Inc.
4.80%, 09/15/2034	12,000	11,760
		228,515
IT Services - 0.1%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035 (B)	37,000	36,037
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	29,000	28,337
		64,374
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	47,000	44,568
Ingersoll Rand, Inc.
5.45%, 06/15/2034	27,000	27,630
		72,198
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	34,000	28,460
Comcast Corp.
2.94%, 11/01/2056	5,000	2,752
NBCUniversal Media LLC
4.45%, 01/15/2043	40,000	33,103
		64,315
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Glencore Funding LLC
2.63%, 09/23/2031 (C)	$ 45,000	$ 40,260
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (C)	31,000	31,362
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035 (B)	33,000	33,152
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033	66,000	69,267
Diamondback Energy, Inc.
5.40%, 04/18/2034	66,000	67,341
Ecopetrol SA
7.75%, 02/01/2032	91,000	93,250
Enbridge, Inc.
4.90%, 06/20/2030	41,000	41,327
5.45%, 03/27/2036	17,000	17,179
5.63%, 04/05/2034	55,000	56,759
Energy Transfer LP
5.15%, 03/15/2045	34,000	29,809
5.55%, 02/15/2028	13,000	13,232
5.95%, 10/01/2043	9,000	8,761
Equinor ASA
4.75%, 11/14/2035	77,000	75,841
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (C)	23,000	23,459
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	38,000	38,934
ONEOK, Inc.
6.10%, 11/15/2032	60,000	63,329
Ovintiv, Inc.
6.50%, 08/15/2034	62,000	66,459
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	59,039
7.69%, 01/23/2050	17,000	15,547
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	13,000	12,943
Sunoco LP
5.63%, 03/15/2031 (C)	9,000	9,033
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	61,000	60,322
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	42,000	41,674
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (C)	63,000	70,857
Western Midstream Operating LP
6.15%, 04/01/2033	44,000	46,153
Williams Cos., Inc.
5.40%, 03/04/2044	9,000	8,454
		988,969
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (C)	$ 30,000	$ 30,394
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	14,135	13,767
Southwest Airlines Co.
4.38%, 11/15/2028	59,000	58,569
United Airlines Pass-Through Trust
3.75%, 03/03/2028	16,744	16,714
		89,050
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (C)	42,000	41,481
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	27,000	26,221
Cencora, Inc.
4.90%, 02/13/2036	27,000	26,343
CVS Health Corp.
5.45%, 09/15/2035	54,000	54,509
6.00%, 06/01/2044	34,000	33,552
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	66,000	68,476
Merck & Co., Inc.
5.00%, 05/17/2053	11,000	9,853
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	34,000	32,014
		292,449
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	49,000	49,687
Retail REITs - 0.1%
Store Capital LLC
4.95%, 02/11/2031 (C)	44,000	43,684
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (C)	39,000	33,241
4.95%, 01/15/2036	45,000	44,556
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	200,000	202,989
Intel Corp.
4.80%, 10/01/2041	42,000	37,320
Microchip Technology, Inc.
5.05%, 03/15/2029	38,000	38,494
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	41,000	26,610
5.25%, 08/19/2035	47,000	46,998
		430,208
Software - 0.4%
Fair Isaac Corp.
6.25%, 09/15/2034 (C)	30,000	29,530
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	44,000	43,765
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
5.50%, 09/15/2053	$ 8,000	$ 7,227
Oracle Corp.
5.70%, 02/04/2036	45,000	43,216
5.88%, 09/26/2045	37,000	31,867
5.95%, 09/26/2055	14,000	11,727
6.90%, 11/09/2052	40,000	37,857
Roper Technologies, Inc.
4.90%, 10/15/2034	33,000	31,977
Salesforce, Inc.
5.55%, 03/15/2036	30,000	29,917
Synopsys, Inc.
5.15%, 04/01/2035	27,000	27,003
5.70%, 04/01/2055	15,000	14,406
		308,492
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (C)	57,000	56,709
Canadian Pacific Railway Co.
2.45%, 12/02/2031	90,000	80,341
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (C)	25,000	24,335
GXO Logistics, Inc.
2.65%, 07/15/2031	48,000	42,859
6.50%, 05/06/2034	17,000	17,943
United Parcel Service, Inc.
5.25%, 05/14/2035 (B)	21,000	21,509
		243,696
Total Corporate Debt Securities (Cost $9,632,329)		9,513,869
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041 (E)	137,138	133,666
5.50%, 04/01/2053 - 07/01/2053	234,915	236,963
1-Year RFUCC Treasury + 1.90%,
6.03% (D), 02/01/2041	262	270
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	7,976	7,894
4.00%, 07/01/2026	102	102
4.50%, 08/01/2052	161,122	155,691
5.00%, 04/01/2039 - 02/01/2054	780,923	774,741
5.50%, 09/01/2036 - 03/01/2053	210,056	213,083
6.00%, 05/01/2038 - 06/01/2054	207,626	212,819
6.50%, 05/01/2040	10,224	10,865
1-Year RFUCC Treasury + 1.75%,
5.88% (D), 03/01/2041	252	259
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	54,447	796
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	87,334
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2056 (E)	413,000	330,356
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
2.50%, 05/01/2056 (E)	$ 1,345,000	$ 1,126,038
3.00%, 03/01/2037 - 05/01/2056 (E)	1,066,000	940,139
3.50%, 05/01/2041 - 05/01/2056 (E)	509,000	469,276
4.00%, 05/01/2056 (E)	564,000	528,860
4.50%, 05/01/2056 (E)	572,000	550,153
5.00%, 05/01/2056 (E)	209,000	205,884
5.50%, 05/01/2056 (E)	398,000	399,980
6.00%, 05/01/2056 (E)	240,000	245,000
Total U.S. Government Agency Obligations (Cost $6,660,902)		6,630,169
U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury - 8.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	121,000	56,738
1.38%, 11/15/2040 - 08/15/2050	150,000	81,385
1.88%, 02/15/2051 - 11/15/2051	195,000	106,193
2.00%, 02/15/2050	120,000	69,052
2.25%, 08/15/2046 - 02/15/2052	189,000	117,238
2.38%, 02/15/2042	31,000	22,439
2.50%, 02/15/2045 - 05/15/2046	114,000	78,706
2.75%, 08/15/2047 - 11/15/2047	323,000	225,877
2.88%, 08/15/2045	79,000	58,105
3.00%, 11/15/2045 - 08/15/2052	238,700	172,893
3.13%, 05/15/2048	189,000	140,687
3.63%, 02/15/2053 - 05/15/2053	115,300	91,322
4.00%, 11/15/2052	19,000	16,125
4.13%, 08/15/2053	63,000	54,561
4.25%, 02/15/2054 - 08/15/2054	66,000	58,374
4.50%, 11/15/2054	66,000	60,882
4.63%, 11/15/2044 - 11/15/2055	439,700	416,385
4.75%, 11/15/2053 - 02/15/2056	370,900	356,422
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	480,000	418,790
1.63%, 08/15/2029 - 05/15/2031	169,900	153,723
2.25%, 11/15/2027	136,300	133,004
2.75%, 02/15/2028	56,000	54,904
2.88%, 05/15/2028	130,000	127,415
3.50%, 01/31/2028 - 02/28/2031	290,000	285,376
3.63%, 05/31/2028 - 12/31/2030	522,000	516,309
3.75%, 12/31/2030 - 01/31/2031	104,000	102,812
3.88%, 11/30/2027 - 04/30/2030	390,500	389,931
4.00%, 06/30/2028 - 11/15/2035	370,300	367,658
4.13%, 09/30/2027 - 02/15/2036	684,900	682,588
4.25%, 03/31/2033 - 08/15/2035	268,000	268,464
4.50%, 05/31/2029	42,000	42,697
		5,727,055
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	127,504	97,568
2.50%, 01/15/2029	223,251	232,317
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 223,013	$ 213,824
		543,709
Total U.S. Government Obligations (Cost $6,678,606)		6,270,764
MORTGAGE-BACKED SECURITIES - 2.8%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	136,692	50,946
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	175,000	178,721
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	100,000	101,819
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	81,066	81,622
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	6,541	6,464
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	50,156	50,475
Cross Mortgage Trust
Series 2026-NQM5, Class A1, 5.09% (D), 03/25/2071 (C)	100,000	99,693
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	101,595	85,865
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	83,806	75,694
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (D), 10/25/2070 (C)	96,676	96,168
Series 2026-NQM1, Class A1, 4.79% (D), 12/25/2070 (C)	135,718	134,751
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.87% (D), 03/18/2035	6,559	5,970
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (D), 01/13/2040 (C)	100,000	102,366
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.57% (D), 10/25/2034	1,677	1,676
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (D), 08/25/2037	70,744	50,333
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (C)	100,000	96,551
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.41% (D), 10/25/2028	843	831
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	$ 16,313	$ 15,651
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	7,618	7,404
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	20,737	19,803
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	15,255	14,672
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	13,087	12,393
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	25,204	24,491
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	44,803	43,265
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	15,621	15,046
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	16,961	16,478
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	56,356	52,704
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	45,261	45,128
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	51,167	51,464
Series 2025-NQM18, Class A1, 5.06% (D), 09/25/2065 (C)	81,602	81,490
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (D), 11/25/2055 (C)	88,033	87,624
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.48% (D), 01/19/2034	13,719	13,235
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	6,101	6,032
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	1,855	1,849
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	87,265	82,851
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	74,455	67,926
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	83,910	78,944
Series 2022-1, Class A1, 3.75% (D), 07/25/2062 (C)	61,472	58,301
Total Mortgage-Backed Securities (Cost $2,140,439)		2,016,696
ASSET-BACKED SECURITIES - 2.5%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	15,620	14,572
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.88% (D), 04/16/2037 (C)	250,000	250,084
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	$ 108,000	$ 110,163
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (C)	100,000	99,493
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	33,119	33,530
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	95,564
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (C)	138,000	137,316
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	100,000	100,963
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	15,002	15,221
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	49,221	50,001
Series 2025-2A, Class A, 4.54%, 05/25/2044 (C)	69,192	68,978
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	44,652	45,124
Series 2025-B, Class A, 4.51%, 05/15/2045 (C)	61,669	61,246
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (C)(E)	110,000	109,979
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	82,299	75,170
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	33,300	33,414
Series 2025-2A, Class A, 4.48%, 10/20/2044 (C)	90,143	89,589
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (C)	70,000	69,743
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	100,000	101,270
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	22,605	22,776
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	25,352	25,806
Series 2025-1A, Class A, 4.81%, 01/21/2042 (C)	50,905	50,957
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (C)	$ 80,000	$ 77,642
Total Asset-Backed Securities (Cost $1,747,404)		1,738,601
FOREIGN GOVERNMENT OBLIGATION - 0.2%
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	114,457
Total Foreign Government Obligation (Cost $115,902)		114,457
COMMERCIAL PAPER - 6.4%
Banks - 1.2%
Lloyds Bank PLC
3.79% (F), 05/11/2026	315,000	314,641
Macquarie Bank Ltd.
3.95% (F), 06/05/2026 (C)	275,000	273,964
Toronto-Dominion Bank
3.91% (F), 08/07/2026 (C)	275,000	272,142
		860,747
Commercial Services & Supplies - 0.4%
Illinois Tool Works, Inc.
3.88% (F), 06/10/2026 (C)	250,000	248,925
Electrical Equipment - 0.3%
Emerson Electric Co.
3.84% (F), 06/30/2026 (C)	250,000	248,437
Financial Services - 4.1%
Anglesea Funding LLC
3.79% (F), 05/05/2026 (C)	275,000	274,859
Britannia Funding Co. LLC
3.83% (F), 06/05/2026 (C)	300,000	298,852
Cancara Asset Securitisation LLC
3.80% (F), 05/04/2026	275,000	274,887
Concord Minutemen Capital Co. LLC
3.89% (F), 06/25/2026 (C)	275,000	273,342
Liberty Street Funding LLC
3.79% (F), 06/29/2026 (C)	250,000	248,408
LMA-Americas LLC
4.05% (F), 06/25/2026 (C)	275,000	273,345
Manhattan Asset Funding Co. LLC
3.89% (F), 06/15/2026 (C)	250,000	248,781
Starbird Funding Corp.
3.84% (F), 06/03/2026 (C)	275,000	274,012
Verto Capital I Compartment C
3.98% (F), 07/22/2026 (C)	250,000	247,718
Verto Capital I-A LLC
3.85% (F), 06/04/2026 (C)	250,000	249,044
Victory Receivables Corp.
3.81% (F), 06/02/2026 (C)	250,000	249,124
		2,912,372
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.4%
Philip Morris International, Inc.
3.80% (F), 05/04/2026 (C)	$ 300,000	$ 299,877
Total Commercial Paper (Cost $4,570,971)		4,570,358
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bills
3.68% (F), 05/28/2026 - 07/14/2026	538,000	535,606
3.69% (F), 07/09/2026	222,000	220,466
Total Short-Term U.S. Government Obligations (Cost $756,063)		756,072

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	195,773	195,773
Total Other Investment Company (Cost $195,773)		195,773

Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp.,
1.35% (F), dated 04/30/2026, to be
repurchased at $869,331 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 3.88%, due 05/31/2027, and
with a value of $886,980.
$ 869,298	$ 869,298
Total Repurchase Agreement (Cost $869,298)	869,298
Total Investments (Cost $55,300,415)	75,931,212
Net Other Assets (Liabilities) - (7.2)%	(5,086,755)
Net Assets - 100.0%	$ 70,844,457
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	06/18/2026	$353,840	$362,188	$8,348	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,255,155	$—	$—	$43,255,155
Corporate Debt Securities	—	9,513,869	—	9,513,869
U.S. Government Agency Obligations	—	6,630,169	—	6,630,169
U.S. Government Obligations	—	6,270,764	—	6,270,764
Mortgage-Backed Securities	—	2,016,696	—	2,016,696
Asset-Backed Securities	—	1,738,601	—	1,738,601
Foreign Government Obligation	—	114,457	—	114,457
Commercial Paper	—	4,570,358	—	4,570,358
Short-Term U.S. Government Obligations	—	756,072	—	756,072
Other Investment Company	195,773	—	—	195,773
Repurchase Agreement	—	869,298	—	869,298
Total Investments	$43,450,928	$32,480,284	$—	$75,931,212
Other Financial Instruments
Futures Contracts (H)	$8,348	$—	$—	$8,348
Total Other Financial Instruments	$8,348	$—	$—	$8,348
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $205,230, collateralized by cash collateral of $195,773 and non-cash collateral, such as U.S. government securities of $13,707. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $9,875,154, representing 13.9% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at April 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $54,431,117) (including securities loaned of $205,230)	$75,061,914
Repurchase agreement, at value (cost $869,298)	869,298
Cash collateral pledged at broker for:
Futures contracts	35,000
Receivables and other assets:
Investments sold	437,672
When-issued, delayed-delivery, forward and TBA commitments sold	314,838
Net income from securities lending	68
Shares of beneficial interest sold	5,015
Dividends	15,823
Interest	209,124
Variation margin receivable on futures contracts	3,788
Prepaid expenses	248
Total assets	76,952,788
Liabilities:
Cash collateral received upon return of:
Securities on loan	195,773
Payables and other liabilities:
Investments purchased	396,078
When-issued, delayed-delivery, forward and TBA commitments purchased	5,436,947
Due to custodian	9
Investment management fees	21,725
Distribution and service fees	9,201
Transfer agent fees	365
Trustee and CCO fees	253
Audit and tax fees	18,982
Custody fees	14,058
Legal fees	680
Printing and shareholder reports fees	1,142
Registration fees	4,158
Other accrued expenses	8,960
Total liabilities	6,108,331
Net assets	$70,844,457
Net assets consist of:
Paid-in capital	$48,290,301
Total distributable earnings (accumulated losses)	22,554,156
Net assets	$70,844,457
Net assets by class:
Class I3	$47,975,354
Class R	22,869,103
Shares outstanding (unlimited shares, no par value):
Class I3	4,650,980
Class R	2,210,489
Net asset value per share: (A)
Class I3	$10.32
Class R	10.35

(A)	Net asset value per share for Class I3 and R shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$241,819
Interest income	619,926
Net income from securities lending	223
Withholding taxes on foreign income	(335)
Total investment income	861,633
Expenses:
Investment management fees	167,210
Distribution and service fees:
Class R	55,419
Transfer agent fees:
Class I3	1,781
Class R	193
Trustee and CCO fees	1,513
Audit and tax fees	20,339
Custody fees	31,918
Legal fees	2,317
Printing and shareholder reports fees	1,363
Registration fees	10,991
Other	12,151
Total expenses before waiver and/or reimbursement and recapture	305,195
Expenses waived and/or reimbursed:
Class I3	(21,047)
Class R	(12,512)
Recapture of previously waived and/or reimbursed fees:
Class I3	6
Class R	1
Net expenses	271,643
Net investment income (loss)	589,990
Net realized gain (loss) on:
Investments	2,182,027
Futures contracts	(33,249)
Net realized gain (loss)	2,148,778
Net change in unrealized appreciation (depreciation) on:
Investments	(426,468)
Futures contracts	8,348
Net change in unrealized appreciation (depreciation)	(418,120)
Net realized and change in unrealized gain (loss)	1,730,658
Net increase (decrease) in net assets resulting from operations	$2,320,648
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$589,990	$1,335,229
Net realized gain (loss)	2,148,778	16,739,993
Net change in unrealized appreciation (depreciation)	(418,120)	(8,313,909)
Net increase (decrease) in net assets resulting from operations	2,320,648	9,761,313
Dividends and/or distributions to shareholders:
Class I3	(11,362,145)	(6,676,292)
Class R	(5,198,488)	(2,919,962)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(16,560,633)	(9,596,254)
Capital share transactions:
Proceeds from shares sold:
Class I3	1,081,926	840,416
Class R	343,139	756,331
	1,425,065	1,596,747
Dividends and/or distributions reinvested:
Class I3	11,362,145	6,676,292
Class R	5,198,488	2,919,962
	16,560,633	9,596,254
Cost of shares redeemed:
Class I3	(3,742,391)	(6,946,355)
Class R	(839,606)	(45,035,040)
	(4,581,997)	(51,981,395)
Net increase (decrease) in net assets resulting from capital share transactions	13,403,701	(40,788,394)
Net increase (decrease) in net assets	(836,284)	(40,623,335)
Net assets:
Beginning of period/year	71,680,741	112,304,076
End of period/year	$70,844,457	$71,680,741
Capital share transactions - shares:
Shares issued:
Class I3	108,242	70,450
Class R	33,764	60,663
	142,006	131,113
Shares reinvested:
Class I3	1,131,423	564,268
Class R	515,521	246,174
	1,646,944	810,442
Shares redeemed:
Class I3	(360,561)	(574,217)
Class R	(78,416)	(3,385,643)
	(438,977)	(3,959,860)
Net increase (decrease) in shares outstanding:
Class I3	879,104	60,501
Class R	470,869	(3,078,806)
	1,349,973	(3,018,305)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.00	$13.16	$10.80	$10.71	$13.87	$11.62
Investment operations:
Net investment income (loss) (A)	0.10	0.24	0.24	0.22	0.16	0.13
Net realized and unrealized gain (loss)	0.25	1.42	2.60	0.55	(2.04)	2.72
Total investment operations	0.35	1.66	2.84	0.77	(1.88)	2.85
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.27)	(0.26)	(0.22)	(0.16)	(0.14)
Net realized gains	(2.93)	(1.55)	(0.22)	(0.46)	(1.12)	(0.46)
Total dividends and/or distributions to shareholders	(3.03)	(1.82)	(0.48)	(0.68)	(1.28)	(0.60)
Net asset value, end of period/year	$10.32	$13.00	$13.16	$10.80	$10.71	$13.87
Total return	3.49%(B)	14.17%	26.70%	7.40%	(14.90)%	25.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,975	$49,024	$48,855	$42,972	$44,058	$58,098
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(C)	0.73%	0.62%	0.59%	0.58%	0.58%
Including waiver and/or reimbursement and recapture	0.63%(C)	0.63%	0.62%	0.59%	0.58%	0.58%
Net investment income (loss) to average net assets	1.84%(C)	1.94%	1.97%	1.98%	1.32%	1.04%
Portfolio turnover rate (D)	22%(B)	52%	38%	34%	35%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 64% (not annualized), 144%, 135%, 135%, 128% and 118%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$13.02	$13.17	$10.80	$10.71	$13.87	$11.62
Investment operations:
Net investment income (loss) (A)	0.07	0.18	0.18	0.16	0.10	0.07
Net realized and unrealized gain (loss)	0.27	1.41	2.61	0.55	(2.04)	2.72
Total investment operations	0.34	1.59	2.79	0.71	(1.94)	2.79
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.19)	(0.20)	(0.16)	(0.10)	(0.08)
Net realized gains	(2.93)	(1.55)	(0.22)	(0.46)	(1.12)	(0.46)
Total dividends and/or distributions to shareholders	(3.01)	(1.74)	(0.42)	(0.62)	(1.22)	(0.54)
Net asset value, end of period/year	$10.35	$13.02	$13.17	$10.80	$10.71	$13.87
Total return	3.30%(B)	13.51%	26.19%	6.85%	(15.34)%	24.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,869	$22,657	$63,449	$54,090	$56,015	$76,911
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21%(C)	1.23%	1.11%	1.09%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.09%	1.07%	1.07%
Net investment income (loss) to average net assets	1.37%(C)	1.47%	1.49%	1.47%	0.82%	0.55%
Portfolio turnover rate (D)	22%(B)	52%	38%	34%	35%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 64% (not annualized), 144%, 135%, 135%, 128% and 118%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Balanced II (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class I3 and Class R.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$195,773	$—	$—	$—	$195,773
Total Borrowings	$195,773	$—	$—	$—	$195,773
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$8,348	$—	$—	$8,348
Total	$—	$—	$8,348	$—	$—	$8,348

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(33,249)	$—	$—	$(33,249)
Total	$—	$—	$(33,249)	$—	$—	$(33,249)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$8,348	$—	$—	$8,348
Total	$—	$—	$8,348	$—	$—	$8,348
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Futures contracts:
Average notional value of contracts — long	$344,043
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$70,844,457	100.00%
Investment management fees: TAM serves as the Funds investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.48% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.63%	March 1, 2027
Class R	1.10	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	2026	Total
Class I3	$—	$—	$48,826	$21,047	$69,873
Class R	—	4,649	38,569	12,512	55,730
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,794	$292
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$10,927,053	$3,238,096	$13,203,618	$4,133,165
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$55,300,415	$22,060,936	$(1,421,791)	$20,639,145
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Balanced II

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA BAL II 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Bond

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 45.2%
Aerospace & Defense - 1.1%
Boeing Co.
5.81%, 05/01/2050	$ 2,317,000	$ 2,257,808
5.93%, 05/01/2060	3,136,000	3,036,287
6.53%, 05/01/2034	3,612,000	3,950,154
6.86%, 05/01/2054	2,005,000	2,227,230
General Electric Co.
4.50%, 03/11/2044	3,922,000	3,476,276
5.88%, 01/14/2038	1,446,000	1,539,767
HEICO Corp.
5.35%, 08/01/2033	4,621,000	4,704,154
Hexcel Corp.
4.90%, 05/15/2031	1,226,000	1,226,651
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	1,829,000	1,808,240
TransDigm, Inc.
6.13%, 07/31/2034 (A)	908,000	908,999
		25,135,566
Automobile Components - 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.38%, 04/15/2034 (A)	794,000	792,992
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,188,069
		2,981,061
Automobiles - 0.4%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	2,336,000	2,430,959
Hyundai Capital America
5.40%, 06/23/2032 (A)	6,062,000	6,177,215
		8,608,174
Banks - 6.7%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,800,000	2,823,271
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,181,000	2,891,046
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	7,853,000	7,731,495
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	8,985,000	9,245,137
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	7,352,000	7,144,950
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,265,000	4,255,880
BNP Paribas SA
Fixed until 11/17/2027 (C), 9.25% (A)(B)	6,095,000	6,423,984
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	1,754,000	1,916,804
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	$ 3,701,000	$ 3,642,274
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (B), 01/29/2037	5,636,000	5,503,775
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	5,295,000	5,268,481
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	5,960,000	5,305,664
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	3,750,000	3,666,136
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	5,477,000	5,331,083
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)(D)	3,791,000	4,400,843
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	4,857,000	4,914,710
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	2,717,000	2,700,764
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	5,047,000	4,965,032
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,722,000	1,785,383
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,872,000	1,995,160
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	9,497,000	9,423,722
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	2,812,000	2,795,127
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	4,897,000	4,765,855
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	4,472,000	4,652,878
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	6,487,000	6,726,744
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	3,054,000	2,995,108
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	3,067,000	3,019,493
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	7,015,000	7,134,665
Fixed until 11/13/2028 (C), 9.25% (A)(B)	3,524,000	3,813,409
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,668,120
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	$ 4,306,000	$ 4,389,563
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	4,675,000	4,794,480
		152,091,036
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	6,242,803
Biotechnology - 0.8%
Amgen, Inc.
2.80%, 08/15/2041	2,919,000	2,101,985
5.60%, 03/02/2043	2,264,000	2,232,868
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,446,000	3,928,104
Gilead Sciences, Inc.
5.10%, 06/15/2035	4,043,000	4,077,731
Royalty Pharma PLC
2.20%, 09/02/2030	4,009,000	3,620,784
5.20%, 09/25/2035	2,403,000	2,380,998
		18,342,470
Building Products - 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	1,003,000	865,207
5.40%, 04/07/2035	2,567,000	2,616,533
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	2,260,000	2,275,750
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,546,000	1,551,913
Owens Corning
4.30%, 07/15/2047	3,797,000	3,039,607
Vulcan Materials Co.
5.35%, 12/01/2034	3,112,000	3,169,725
		13,518,735
Capital Markets - 0.6%
Ares Capital Corp.
5.25%, 04/12/2031	6,134,000	5,966,264
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,738,000	1,713,378
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)	2,790,000	2,766,520
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,511,000	3,503,728
		13,949,890
Chemicals - 0.8%
ASP Unifrax Holdings, Inc.
PIK Rate 1.25%, Cash Rate 5.85%, 09/30/2029 (A)(E)	518,109	1,295
CF Industries, Inc.
5.30%, 11/26/2035	2,500,000	2,504,173
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,248,427
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)	$ 7,101,000	$ 6,940,821
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	3,687,000	3,709,122
Westlake Corp.
5.55%, 11/15/2035 (D)	2,883,000	2,883,885
		18,287,723
Commercial Services & Supplies - 1.6%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	5,050,914
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,549,000	3,600,552
Eaton Corp.
4.80%, 03/06/2036	2,392,000	2,354,748
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	6,758,000	6,829,757
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	3,313,000	3,304,676
Herc Holdings, Inc.
5.75%, 03/15/2031 (A)	3,900,000	3,909,364
7.00%, 06/15/2030 (A)	4,458,000	4,637,983
Quanta Services, Inc.
2.90%, 10/01/2030	2,166,000	2,017,297
5.25%, 08/09/2034	1,757,000	1,781,739
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,578,000	1,548,857
Veralto Corp.
5.45%, 09/18/2033	2,694,000	2,758,568
		37,794,455
Communications Equipment - 1.1%
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)(F)	845,000	842,891
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,711,000	2,721,454
Orange SA
4.75%, 01/13/2033 (A)	2,495,000	2,463,458
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,994,000	2,832,572
3.88%, 04/15/2030	1,503,000	1,463,442
5.00%, 02/15/2036	5,403,000	5,287,212
Verizon Communications, Inc.
1.75%, 01/20/2031	1,498,000	1,317,016
2.10%, 03/22/2028	2,450,000	2,352,873
4.75%, 01/15/2033	3,591,000	3,543,717
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,162,742
		24,987,377
Construction & Engineering - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,256,644
6.63%, 09/15/2033 (A)	1,056,000	1,050,698
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,357,764	1,355,703
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	$ 5,297,000	$ 5,411,097
		10,074,142
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,064,000	5,283,370
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,936,965
		8,220,335
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,833,738
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	2,309,000	2,334,780
Sonoco Products Co.
5.75%, 11/01/2040	2,581,000	2,574,199
WRKCo, Inc.
3.90%, 06/01/2028	3,383,000	3,346,434
		12,089,151
Diversified REITs - 0.7%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	3,798,000	3,732,555
Safehold GL Holdings LLC
6.10%, 04/01/2034 (D)	4,090,000	4,302,994
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,205,136
VICI Properties LP
4.95%, 02/15/2030	4,032,000	4,032,762
		15,273,447
Electric Utilities - 2.5%
Black Hills Corp.
3.15%, 01/15/2027	2,146,000	2,129,317
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,930,548	4,015,054
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	6,168,000	5,891,189
5.88%, 01/15/2066	2,500,000	2,401,651
Duke Energy Corp.
4.95%, 09/15/2035	5,622,000	5,500,483
5.00%, 12/08/2027	1,288,000	1,301,313
Duke Energy Indiana LLC
4.95%, 03/15/2036	1,260,000	1,238,160
Edison International
4.80%, 03/15/2031	5,843,000	5,703,536
Emera U.S. Finance LLC
Fixed until 07/01/2031, 6.65% (B), 10/01/2056	7,008,000	7,025,919
Generadora de Gatun SA
6.87%, 09/30/2044 (A)(F)	2,564,000	2,564,000
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,198,837
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	571,309
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc. (continued)
3.63%, 02/15/2031 (A)	$ 854,000	$ 793,312
6.00%, 02/01/2033 (A)	617,000	621,771
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,244,000	2,018,608
Public Service Enterprise Group, Inc.
5.40%, 03/15/2035	766,000	773,743
5.45%, 04/01/2034	1,234,000	1,261,017
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	6,115,000	5,933,181
5.35%, 01/31/2036 (A)	4,468,000	4,363,533
6.88%, 04/15/2032 (A)	2,201,000	2,297,785
		57,603,718
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	522,000	521,675
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,674,000	1,725,264
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,680,000	1,670,030
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,594,550
Tyco Electronics Group SA
5.00%, 05/09/2035	4,750,000	4,735,903
		10,725,747
Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	5,230,000	5,113,917
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	1,598,000	1,571,493
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	5,581,000	5,717,840
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	5,333,000	5,124,163
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	5,581,000	5,412,071
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	2,626,000	2,579,470
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	6,106,000	6,268,711
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	1,067,000	1,086,660
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	2,315,000	2,285,608
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,937,000	2,858,741
5.70%, 05/20/2027	1,901,000	1,921,200
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	6,194,000	6,503,700
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	3,180,000	3,218,780
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
TPG Operating Group II LP
4.88%, 05/15/2031	$ 3,142,000	$ 3,097,663
UWM Holdings LLC
6.25%, 03/15/2031 (A)	5,243,000	4,862,105
6.63%, 02/01/2030 (A)	2,640,000	2,533,777
		60,155,899
Food Products - 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	4,509,000	4,389,590
6.25%, 03/15/2033 (A)	561,000	565,977
BAT Capital Corp.
4.54%, 08/15/2047	4,395,000	3,582,204
5.63%, 08/15/2035 (D)	5,675,000	5,852,376
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	5,475,000	5,462,636
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,579,000	3,625,176
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	4,775,000	4,819,432
J.M. Smucker Co.
6.50%, 11/15/2043	2,566,000	2,695,030
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	6,061,000	6,041,716
Kroger Co.
5.00%, 09/15/2034	3,165,000	3,126,505
Philip Morris International, Inc.
4.25%, 11/10/2044	4,025,000	3,334,513
4.63%, 10/29/2035 (D)	2,234,000	2,155,438
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,899,000	3,148,975
Sysco Corp.
5.40%, 03/23/2035	2,545,000	2,553,559
		51,353,127
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	739,000	727,245
Baxter International, Inc.
5.65%, 12/15/2035	2,891,000	2,839,849
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	1,485,000	1,447,223
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,440,827
5.25%, 10/01/2029 (A)	489,000	486,658
		6,941,802
Health Care Providers & Services - 2.0%
Centene Corp.
3.38%, 02/15/2030	4,221,000	3,922,314
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,819,543
Cigna Group
2.40%, 03/15/2030	2,791,000	2,584,327
5.25%, 01/15/2036	3,989,000	4,001,595
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc.
5.70%, 09/15/2055	$ 2,650,000	$ 2,540,777
HCA, Inc.
4.90%, 11/15/2035	4,587,000	4,439,701
6.00%, 04/01/2054	3,003,000	2,895,466
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,457,000	1,376,288
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	6,212,000	6,121,012
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,797,000	1,706,879
4.80%, 10/01/2034	4,308,000	4,207,042
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,507,742
5.50%, 11/15/2032 (A)	4,179,000	4,168,341
UnitedHealth Group, Inc.
5.15%, 07/15/2034	2,890,000	2,924,501
		45,215,528
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	3,168,000	3,080,083
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.
5.75%, 08/01/2032 (A)	1,877,000	1,886,438
6.13%, 02/15/2033 (A)	2,588,000	2,625,939
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,915,315
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,775,000	2,744,609
Marriott International, Inc.
5.10%, 05/01/2038	3,608,000	3,460,327
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,734,452
6.13%, 09/15/2029	3,543,000	3,589,488
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	4,905,000	4,686,922
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,666,000	2,672,774
		28,316,264
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (D)	1,664,000	1,629,731
Whirlpool Corp.
6.13%, 06/15/2030	1,471,000	1,442,513
		3,072,244
Insurance - 1.7%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	1,548,000	1,617,024
AXA SA
8.60%, 12/15/2030	5,184,000	6,000,277
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Brown & Brown, Inc.
5.25%, 06/23/2032	$ 1,245,000	$ 1,242,419
5.55%, 06/23/2035	4,804,000	4,788,362
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (G)	6,682,000	6,689,319
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,145,870
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,778,000	1,821,353
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,255,796
RGA Global Funding
5.05%, 12/06/2031 (A)	6,123,000	6,164,302
		38,724,722
Internet & Catalog Retail - 1.1%
Alphabet, Inc.
5.50%, 02/15/2046	3,638,000	3,577,572
AppLovin Corp.
5.50%, 12/01/2034	3,809,000	3,807,540
Expedia Group, Inc.
5.40%, 02/15/2035 (D)	4,986,000	4,950,466
Meta Platforms, Inc.
4.20%, 11/15/2030	4,532,000	4,479,028
5.25%, 05/15/2036 (F)	5,628,000	5,612,210
Uber Technologies, Inc.
4.80%, 09/15/2034	1,767,000	1,731,675
		24,158,491
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	555,500
Dell International LLC/EMC Corp.
4.85%, 02/01/2035 (D)	4,856,000	4,729,661
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,779,000	4,669,654
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	680,575
5.13%, 04/15/2029 (A)	584,000	566,999
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029 (A)	2,798,000	2,725,496
		13,927,885
Machinery - 0.5%
Eaton Capital ULC
4.45%, 05/09/2030	1,955,000	1,953,754
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,843,000	5,540,621
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,846,000	2,912,393
		10,406,768
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	$ 3,926,000	$ 3,000,383
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,392,000	1,394,561
Comcast Corp.
4.15%, 10/15/2028	5,240,000	5,220,474
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,430,800
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,478,303
5.50%, 05/15/2029 (A)	5,224,000	5,040,457
		18,564,978
Metals & Mining - 0.3%
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,557,000	4,077,028
Novelis Corp.
3.88%, 08/15/2031 (A)	236,000	214,531
PLS Group Ltd.
6.88%, 05/01/2031 (A)	2,656,000	2,718,766
		7,010,325
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	8,088,889
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,665,000	1,684,459
6.50%, 07/01/2030 (A)	3,184,000	3,262,154
		13,035,502
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035 (D)	2,766,000	2,778,767
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,421,000	5,227,228
4.50%, 10/01/2029	2,900,000	2,885,135
5.95%, 06/30/2033	1,891,000	1,984,607
Crescent Energy Finance LLC
7.75%, 07/31/2029 (A)	2,937,000	2,955,356
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,729,000	4,837,606
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,249,271
8.38%, 01/19/2036	2,500,000	2,590,435
Enbridge, Inc.
4.90%, 06/20/2030	1,751,000	1,764,957
5.45%, 03/27/2036	1,453,000	1,468,296
5.63%, 04/05/2034	5,168,000	5,333,252
Energy Transfer LP
6.00%, 06/15/2048	4,879,000	4,677,385
Equinor ASA
4.75%, 11/14/2035	6,817,000	6,714,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38%, 03/15/2030	$ 1,472,000	$ 1,487,211
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,407,827
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,959,891
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	2,014,000	2,054,156
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,981,528
Matador Resources Co.
6.00%, 04/15/2034 (A)	806,000	809,063
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,046,845
ONEOK, Inc.
6.10%, 11/15/2032	4,665,000	4,923,812
Ovintiv, Inc.
6.50%, 08/15/2034	3,903,000	4,183,702
Petroleos Mexicanos
6.50%, 01/23/2029	3,507,000	3,571,090
6.84%, 01/23/2030	2,838,000	2,888,842
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	4,491,000	4,581,792
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,629,900	2,738,386
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	4,874,000	4,791,422
Sunoco LP
5.63%, 03/15/2031 (A)	749,000	751,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,740,000	2,608,672
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	5,250,000	5,191,670
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	3,360,000	3,333,891
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,416,454
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	1,866,000	1,924,365
6.75%, 01/15/2036 (A)	2,210,000	2,349,318
7.50%, 05/01/2033 (A)	2,615,000	2,899,938
Western Midstream Operating LP
6.15%, 04/01/2033	3,673,000	3,852,776
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,135,018
		115,577,420
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	2,457,000	2,489,245
Passenger Airlines - 0.5%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,230,824	1,152,400
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	$ 3,566,667	$ 3,569,484
Southwest Airlines Co.
4.38%, 11/15/2028	4,921,000	4,885,043
United Airlines Pass-Through Trust
3.75%, 03/03/2028	916,719	915,075
		10,522,002
Pharmaceuticals - 1.5%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	701,195
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,406,214
6.25%, 02/15/2029 (A)	520,000	382,525
7.00%, 01/15/2028 (A)	617,000	542,970
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	2,805,000	2,578,110
5.50%, 07/30/2035 (A)	1,255,000	1,239,496
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,539,000	1,494,610
Cencora, Inc.
4.90%, 02/13/2036	2,300,000	2,244,025
CVS Health Corp.
5.45%, 09/15/2035	4,506,000	4,548,489
6.00%, 06/01/2044	2,984,000	2,944,675
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	4,579,000	4,750,792
Merck & Co., Inc.
5.00%, 05/17/2053	1,472,000	1,318,495
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,977,947
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,735,000	2,575,250
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	4,298,000	4,303,904
		34,008,697
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	5,199,000	5,271,851
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031 (A)	3,821,000	3,793,577
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,567,000	4,744,904
4.95%, 01/15/2036	2,596,000	2,570,405
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,081,000	4,141,988
5.90%, 01/25/2033 (A)	3,633,000	3,779,895
Intel Corp.
4.80%, 10/01/2041	3,452,000	3,067,362
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	5,797,000	6,059,961
Microchip Technology, Inc.
5.05%, 03/15/2029	3,599,000	3,645,812
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	$ 5,235,000	$ 5,234,732
		33,245,059
Software - 1.4%
CoreWeave, Inc.
9.75%, 10/01/2031 (A)	1,875,000	1,885,857
Fair Isaac Corp.
6.25%, 09/15/2034 (A)	2,632,000	2,590,803
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	3,772,000	3,751,842
Intuit, Inc.
5.50%, 09/15/2053 (D)	1,261,000	1,139,206
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	1,062,000	1,094,302
Oracle Corp.
5.70%, 02/04/2036	3,982,000	3,824,107
5.88%, 09/26/2045	2,955,000	2,545,094
5.95%, 09/26/2055	2,963,000	2,481,893
6.90%, 11/09/2052	2,909,000	2,753,133
Roper Technologies, Inc.
4.90%, 10/15/2034	3,267,000	3,165,679
Salesforce, Inc.
5.55%, 03/15/2036	2,525,000	2,518,025
Synopsys, Inc.
5.15%, 04/01/2035	2,408,000	2,408,258
5.70%, 04/01/2055	1,725,000	1,656,650
		31,814,849
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,147,310
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	4,731,000	4,706,856
Canadian Pacific Railway Co.
2.45%, 12/02/2031	7,926,000	7,075,333
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	2,155,000	2,097,645
GXO Logistics, Inc.
2.65%, 07/15/2031	7,187,000	6,417,209
6.50%, 05/06/2034	2,249,000	2,373,830
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,619,963	2,633,912
United Parcel Service, Inc.
5.25%, 05/14/2035 (D)	2,418,000	2,476,675
		27,781,460
Total Corporate Debt Securities (Cost $1,037,325,833)		1,032,841,360
U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury - 18.4%
U.S. Treasury Bonds
1.63%, 11/15/2050	12,594,000	6,490,829
1.13%, 05/15/2040	10,508,000	6,578,172
1.25%, 05/15/2050	53,929,000	25,287,645
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
1.38%, 11/15/2040	$ 20,096,000	$ 12,853,590
1.88%, 11/15/2051	4,823,400	2,615,376
2.00%, 02/15/2050	9,425,000	5,423,425
2.25%, 05/15/2041 - 08/15/2046	26,647,400	18,658,653
2.38%, 02/15/2042	11,798,000	8,539,724
2.50%, 02/15/2045 - 05/15/2046	14,123,000	9,693,875
2.75%, 08/15/2042 - 11/15/2047	42,092,000	30,747,720
2.88%, 08/15/2045 - 05/15/2049	16,144,000	11,613,940
3.00%, 11/15/2045 - 08/15/2048	15,366,000	11,376,805
3.25%, 05/15/2042	2,636,000	2,157,916
3.50%, 02/15/2039	3,893,000	3,491,839
3.63%, 05/15/2053	5,009,000	3,964,741
3.88%, 02/15/2043	2,143,000	1,888,854
4.13%, 08/15/2044 - 08/15/2053	11,097,000	9,854,636
4.25%, 02/15/2054 - 08/15/2054	17,079,000	15,106,642
4.50%, 02/15/2044 - 11/15/2054	28,363,900	26,589,093
4.63%, 05/15/2044 - 11/15/2055	57,702,000	54,933,112
4.75%, 11/15/2043 - 02/15/2056	27,940,800	27,005,144
U.S. Treasury Notes
1.38%, 11/15/2031	10,570,000	9,150,895
1.63%, 05/15/2031	5,604,000	4,989,968
1.88%, 02/15/2032	7,275,400	6,439,297
2.75%, 08/15/2032	10,657,500	9,829,046
2.88%, 05/15/2032	4,907,000	4,576,544
3.38%, 05/15/2033	11,536,300	10,949,571
3.50%, 02/28/2031	2,446,000	2,391,347
3.75%, 12/31/2030 - 01/31/2031	9,620,000	9,510,057
3.88%, 03/31/2028 - 08/15/2034	8,348,200	8,234,559
4.00%, 07/31/2032	5,161,000	5,117,051
4.13%, 03/31/2031 - 02/15/2036	31,923,800	31,759,215
4.25%, 03/31/2033 - 11/15/2034	20,230,000	20,253,350
4.50%, 11/15/2033	2,124,000	2,158,266
		420,230,897
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	11,393,996	8,718,840
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	6,087,618	5,836,776
		14,555,616
Total U.S. Government Obligations (Cost $473,134,167)		434,786,513
MORTGAGE-BACKED SECURITIES - 12.6%
20 Times Square Trust
Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,550,000	2,384,275
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.08% (B), 09/15/2034 (A)	4,630,000	4,572,125
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.21% (B), 05/25/2035	$ 385,342	$ 366,474
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 4.41% (B), 03/25/2036	623,586	596,822
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 3.89% (B), 03/25/2047	195,665	177,824
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	5,702,684	5,739,490
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,803,404
Series 2019-BPR, Class CNM, 3.84% (B), 11/05/2032 (A)	3,970,000	3,754,353
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 4.97% (B), 03/15/2037 (A)	7,065,000	6,429,150
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.29% (B), 03/15/2037 (A)	850,000	688,963
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	4,817,125	4,848,089
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	783,638	789,013
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	3,719,866	3,736,362
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	4,973,249	5,002,001
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	4,634,597	4,660,071
BX Trust
Series 2025-ARIA, Class A, 5.20% (B), 12/13/2042 (A)	7,222,000	7,270,670
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.70% (B), 11/15/2034 (A)	1,825,000	1,274,453
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10% (B), 12/13/2040 (A)	7,985,000	7,940,521
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.04% (B), 04/25/2035	48,338	46,199
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.27% (B), 02/25/2036	1,164,915	1,074,748
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,126,205	2,880,733
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	$ 21,065	$ 20,578
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	129,226	125,129
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,880,842	1,892,823
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	6,504,489	6,570,836
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	3,463,403	3,492,235
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	7,836,054	7,835,777
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	8,864,600	8,836,663
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	6,990,000	6,968,557
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	8,343,202	7,528,173
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	5,745,203	4,855,686
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	2,512,451	2,223,950
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,700,401	2,439,017
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (B), 11/13/2042 (A)	4,438,000	4,382,093
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	1,427,267	1,433,880
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	7,870,971	7,829,624
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	9,447,563	9,380,239
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 3.89% (B), 05/25/2037	133,955	59,019
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	7,060,000	7,227,009
ILPT Trust
Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,857,509
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (B), 08/25/2037	499,163	355,141
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,801,693
LBTY Commercial Mortgage Trust
Series 2026-225L, Class A, 4.75% (B), 02/10/2043 (A)	6,293,000	6,214,628
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	4,120,000	3,977,907
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.32% (B), 03/25/2036	$ 539,277	$ 284,038
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,207,042	1,156,905
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	147,713	146,148
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,118,451	1,946,155
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	1,999,229	1,959,946
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.73% (B), 01/26/2071 (A)	5,730,594	5,681,734
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	187,514	181,691
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	936,073	909,593
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	3,278,900	3,176,467
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	318,682	307,739
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	193,117	190,564
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,689,319	1,641,166
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	788,405	771,661
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,328,078	2,243,808
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	2,729,032	2,552,205
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,083,695	2,908,766
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	2,192,962	2,063,712
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,119,098	2,064,014
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	3,022,029	2,828,876
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	5,608,239	5,591,860
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	3,755,943	3,753,422
Series 2024-NQM3, Class A1, 6.13% (B), 12/25/2063 (A)	5,160,929	5,191,528
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	897,462	902,684
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,059,673	1,065,951
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,220,744	2,245,675
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	3,303,600	3,333,270
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	$ 6,772,961	$ 6,763,633
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	3,445,627	3,466,136
Series 2026-NQM3, Class A1, 4.65% (B), 01/25/2066 (A)	5,525,446	5,479,267
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 4.31% (B), 02/25/2046	2,028,857	692,925
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.19% (B), 06/25/2037	88,457	54,581
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	974,557	947,055
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	601,065	591,729
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,301,868	2,275,910
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	261,262	259,470
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	2,184,162	2,073,688
Series 2018-5, Class A1A, 3.25% (B), 07/25/2058 (A)	173,324	172,216
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,107,730	3,995,842
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,360,572	1,305,538
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	6,921,521	6,314,538
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	2,889,162	2,740,160
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	5,288,216	5,033,871
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,590,683	5,345,106
VEGAS Trust
5.52%, 11/10/2039 (A)	11,850,000	11,867,888
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	6,733,444	6,746,313
Total Mortgage-Backed Securities (Cost $294,535,022)		287,569,350
ASSET-BACKED SECURITIES - 12.2%
1988 CLO 7 Ltd.
Series 2026-7A, Class B, 3-Month Term SOFR + 1.45%, 5.13% (B), 04/15/2039 (A)	4,275,000	4,277,347
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	219,426	220,579
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,075,833	1,004,449
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	644,327	583,952
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class CR, 3-Month Term SOFR + 1.75%, 5.43% (B), 03/20/2038 (A)	$ 4,400,000	$ 4,403,634
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	711,415	651,757
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,326,509
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,742,407
Battalion CLO X Ltd.
Series 2016-10A, Class A2R3, 3-Month Term SOFR + 1.75%, 5.42% (B), 01/24/2035 (A)	3,675,000	3,678,201
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	299,100	292,600
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,273,420	1,289,243
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	10,964,938	10,544,505
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,052,192	4,014,031
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,738,333	3,750,345
DataBank Issuer
Series 2026-1A, Class A2, 5.81%, 02/25/2056 (A)	5,200,000	5,203,680
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	6,250,000	6,268,656
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,306,177
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,610,767
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,726,770
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 4.63% (B), 01/17/2033 (A)	2,511,099	2,509,593
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 4.43% (B), 01/25/2036	811,026	323,924
Hertz Vehicle Financing III LLC
Series 2025-6A, Class A, 4.89%, 05/25/2032 (A)	6,630,000	6,609,531
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,890,000	6,810,569
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	$ 952,497	$ 966,162
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	405,071	411,800
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	246,040	251,817
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,752,270	1,780,031
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	4,725,040	4,745,365
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	3,018,776	3,032,008
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	3,971,651	3,959,354
Series 2026-1A, Class B, 5.01%, 02/25/2043 (A)	2,500,000	2,496,993
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	953,925	964,023
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,095,999	1,109,752
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,221,836	1,237,325
ICG U.S. CLO Ltd.
Series 2014-1A, Class A2A3, 3-Month Term SOFR + 1.50%, 5.18% (B), 10/20/2034 (A)	7,175,000	7,174,878
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.95% (B), 04/17/2034 (A)	4,500,000	4,503,092
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)(F)	9,280,000	9,278,259
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	64,846	64,713
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	761,781	752,133
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.78% (B), 01/18/2032 (A)	1,691,016	1,691,402
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056 (A)	6,135,000	6,149,724
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	9,400,000	9,474,423
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	358,325	355,533
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,204,400	1,167,994
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	957,973	929,283
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,800,202	1,806,338
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	1,636,010	1,678,403
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	$ 1,865,462	$ 1,880,384
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,310,457	1,303,917
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	4,169,637	4,104,129
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	6,692,200	6,651,081
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.05% (B), 07/15/2034 (A)	2,750,000	2,751,598
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 5.43% (B), 01/20/2035 (A)	7,250,000	7,208,907
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, 3-Month Term SOFR + 1.00%, 4.67% (B), 01/15/2035 (A)	7,000,000	7,010,178
Series 2017-19A, Class B1R3, 3-Month Term SOFR + 1.60%, 5.27% (B), 01/15/2035 (A)	3,000,000	3,001,980
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 4.88% (B), 07/15/2034 (A)	4,395,000	4,395,716
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,275,000	6,251,990
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	8,500,000	8,338,925
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	5,953,133
Series 2025-3, Class C, 4.68%, 09/15/2031	4,165,000	4,165,147
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	5,100,000	5,164,748
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,265,863	1,275,439
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	813,801	828,370
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,668,489	1,709,689
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	681,472	687,223
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,382,657	1,392,417
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,097,883	2,101,175
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,607,956	2,597,386
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,672,865	1,672,101
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	$ 728,006	$ 726,099
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	793,062	790,272
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.90% (B), 10/23/2037 (A)	5,000,000	5,000,680
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	8,555,000	8,302,829
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.66% (B), 07/30/2032 (A)	2,396,158	2,397,825
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.67% (B), 04/15/2034 (A)	1,000,000	998,255
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.82% (B), 10/20/2034 (A)	5,400,000	5,389,081
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.38% (B), 07/20/2032 (A)	5,000,000	5,003,450
Westlake Automobile Receivables Trust
Series 2025-3A, Class C, 4.68%, 07/15/2031 (A)	12,500,000	12,485,366
Total Asset-Backed Securities (Cost $278,580,145)		278,669,521
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.5%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	16,897,472	17,044,765
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	225,593	28,590
Federal National Mortgage Association
4.50%, 08/01/2052	5,969,372	5,768,174
5.00%, 03/01/2053 - 02/01/2054	27,611,716	27,370,797
5.50%, 03/01/2053	6,058,336	6,121,713
6.00%, 06/01/2054	7,387,367	7,550,040
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2056 (F)	58,150,000	46,513,808
2.50%, 05/01/2056 (F)	31,316,000	26,217,844
5.50%, 05/01/2056 (F)	56,474,000	56,754,922
Total U.S. Government Agency Obligations (Cost $193,032,885)		193,370,653
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (D)	4,518,000	4,759,713
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire - 0.3%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	$ 5,813,000	$ 6,225,744
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	736,996
6.60%, 06/01/2036 (A)	5,006,000	5,139,910
		5,876,906
Ecuador - 0.1%
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	107,827	92,300
5.00% (H), 07/31/2040 (A)	435,840	363,926
6.90%, 07/31/2035 (A)	740,626	683,228
		1,139,454
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036 (D)	3,380,000	3,279,805
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	2,400,000	2,450,160
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,833,542
Total Foreign Government Obligations (Cost $25,956,953)		26,565,324
COMMERCIAL PAPER - 5.2%
Banks - 1.9%
Sumitomo Mitsui Trust Bank Ltd.
3.96% (I), 07/21/2026 (A)	23,000,000	22,798,589
Toronto-Dominion Bank
3.91% (I), 08/07/2026 (A)	21,000,000	20,781,753
Westpac Securities NZ Ltd.
3.87% (I), 08/13/2026 (A)	500,000	494,400
		44,074,742
Electrical Equipment - 0.4%
Emerson Electric Co.
3.84% (I), 06/30/2026 (A)	10,000,000	9,937,481
Financial Services - 2.9%
Anglesea Funding LLC
3.79% (I), 05/05/2026 (A)	11,000,000	10,994,351
Columbia Funding Co. LLC
3.92% (I), 07/22/2026 (A)	7,000,000	6,938,064
3.97% (I), 07/17/2026 (A)	11,550,000	11,454,004
Concord Minutemen Capital Co. LLC
3.89% (I), 06/25/2026 (A)	2,950,000	2,932,214
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Liberty Street Funding LLC
3.79% (I), 06/29/2026 (A)	$ 5,000,000	$ 4,968,167
3.96% (I), 07/30/2026 (A)	9,900,000	9,803,837
LMA-Americas LLC
3.82% (I), 05/27/2026 (A)	1,200,000	1,196,580
Manhattan Asset Funding Co. LLC
3.82% (I), 05/15/2026 (A)	2,850,000	2,845,586
3.89% (I), 06/15/2026 (A)	5,000,000	4,975,616
Verto Capital I Compartment C
3.98% (I), 07/22/2026 (A)	3,000,000	2,972,610
Verto Capital I-A LLC
3.85% (I), 06/04/2026 (A)	1,000,000	996,174
Victory Receivables Corp.
3.89% (I), 06/11/2026 (A)	6,000,000	5,973,232
		66,050,435
Total Commercial Paper (Cost $120,072,473)		120,062,658
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bills 3.68% (I), 07/14/2026	11,133,000	11,050,891
Total Short-Term U.S. Government Obligation (Cost $11,050,666)		11,050,891

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (I)	32,291,103	32,291,103
Total Other Investment Company (Cost $32,291,103)		32,291,103

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.35% (I), dated 04/30/2026, to be repurchased at $42,792,997 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $43,647,269.	$ 42,791,392	42,791,392
Total Repurchase Agreement (Cost $42,791,392)		42,791,392
Total Investments (Cost $2,508,770,639)		2,459,998,765
Net Other Assets (Liabilities) - (7.7)%		(175,238,943)
Net Assets - 100.0%		$ 2,284,759,822
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,032,841,360	$—	$1,032,841,360
U.S. Government Obligations	—	434,786,513	—	434,786,513
Mortgage-Backed Securities	—	287,569,350	—	287,569,350
Asset-Backed Securities	—	278,669,521	—	278,669,521
U.S. Government Agency Obligations	—	193,370,653	—	193,370,653
Foreign Government Obligations	—	26,565,324	—	26,565,324
Commercial Paper	—	120,062,658	—	120,062,658
Short-Term U.S. Government Obligation	—	11,050,891	—	11,050,891
Other Investment Company	32,291,103	—	—	32,291,103
Repurchase Agreement	—	42,791,392	—	42,791,392
Total Investments	$32,291,103	$2,427,707,662	$—	$2,459,998,765
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $1,065,813,559, representing 46.6% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $35,767,708, collateralized by cash collateral of $32,291,103 and non-cash collateral, such as U.S. government securities of $4,222,295. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $6,689,319, representing 0.3%
of the Fund's net assets.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at April 30, 2026.
(J)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $2,465,979,247) (including securities loaned of $35,767,708)	$2,417,207,373
Repurchase agreement, at value (cost $42,791,392)	42,791,392
Cash	85,678
Cash collateral pledged at broker for:
TBA commitments	300,859
Foreign currency, at value (cost $84)	87
Receivables and other assets:
Investments sold	52,764,315
When-issued, delayed-delivery, forward and TBA commitments sold	7,074,304
Net income from securities lending	10,180
Shares of beneficial interest sold	8,630,074
Interest	21,674,205
Prepaid expenses	19,342
Total assets	2,550,557,809
Liabilities:
Cash collateral received upon return of:
Securities on loan	32,291,103
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	155,216,661
Dividends and/or distributions	1,008,127
Shares of beneficial interest redeemed	76,170,261
Investment management fees	707,070
Distribution and service fees	46,884
Transfer agent fees	177,292
Trustee and CCO fees	8,320
Audit and tax fees	30,720
Custody fees	44,224
Legal fees	16,607
Printing and shareholder reports fees	40,958
Other accrued expenses	39,760
Total liabilities	265,797,987
Net assets	$2,284,759,822
Net assets consist of:
Paid-in capital	$2,499,572,964
Total distributable earnings (accumulated losses)	(214,813,142)
Net assets	$2,284,759,822
Net assets by class:
Class A	$96,029,444
Class C	32,592,123
Class I	1,751,423,977
Class I2	299,554,892
Class R	429,071
Class R6	104,730,315
Shares outstanding (unlimited shares, no par value):
Class A	11,938,633
Class C	4,080,511
Class I	217,202,759
Class I2	37,142,157
Class R	53,339
Class R6	13,007,195
Net asset value per share: (A)
Class A	$8.04
Class C	7.99
Class I	8.06
Class I2	8.07
Class R	8.04
Class R6	8.05
Maximum offering price per share: (B)
Class A	$8.44

(A)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$58,448,800
Net income from securities lending	47,653
Total investment income	58,496,453
Expenses:
Investment management fees	4,602,086
Distribution and service fees:
Class A	121,204
Class C	165,904
Class R	1,021
Transfer agent fees:
Class A	80,455
Class C	15,851
Class I	917,962
Class I2	14,203
Class R	557
Class R6	4,049
Trustee and CCO fees	51,469
Audit and tax fees	30,422
Custody fees	92,223
Legal fees	75,021
Printing and shareholder reports fees	70,919
Registration fees	51,860
Other	60,792
Total expenses before waiver and/or reimbursement and recapture	6,355,998
Expenses waived and/or reimbursed:
Class A	(3,238)
Class I	(228,130)
Class R	(378)
Recapture of previously waived and/or reimbursed fees:
Class R	1
Net expenses	6,124,253
Net investment income (loss)	52,372,200
Net realized gain (loss) on:
Investments	(12,248,127)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,305,470)
Translation of assets and liabilities denominated in foreign currencies	2
Net change in unrealized appreciation (depreciation)	(24,305,468)
Net realized and change in unrealized gain (loss)	(36,553,595)
Net increase (decrease) in net assets resulting from operations	$15,818,605
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$52,372,200	$103,493,005
Net realized gain (loss)	(12,248,127)	(20,149,335)
Net change in unrealized appreciation (depreciation)	(24,305,468)	59,681,233
Net increase (decrease) in net assets resulting from operations	15,818,605	143,024,903
Dividends and/or distributions to shareholders:
Class A	(2,001,063)	(4,326,521)
Class C	(569,255)	(1,194,307)
Class I	(39,131,112)	(74,342,701)
Class I2	(8,534,942)	(17,537,462)
Class R	(8,043)	(13,230)
Class R6	(2,431,128)	(6,745,870)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(52,675,543)	(104,160,091)
Capital share transactions:
Proceeds from shares sold:
Class A	12,326,388	49,381,129
Class C	3,043,482	6,366,948
Class I	334,766,055	727,627,257
Class I2	26,664,497	149,851,636
Class R	93,697	199,003
Class R6	24,194,653	68,752,370
	401,088,772	1,002,178,343
Dividends and/or distributions reinvested:
Class A	1,769,378	3,832,588
Class C	493,193	1,033,292
Class I	33,850,119	65,549,485
Class I2	8,534,244	17,537,462
Class R	8,045	13,227
Class R6	2,401,317	6,698,371
	47,056,296	94,664,425
Cost of shares redeemed:
Class A	(24,146,151)	(48,639,375)
Class C	(2,912,082)	(8,438,024)
Class I	(348,710,674)	(804,598,606)
Class I2	(125,496,170)	(171,955,314)
Class R	(63,630)	(239,947)
Class R6	(35,631,232)	(152,891,508)
	(536,959,939)	(1,186,762,774)
Automatic conversions:
Class A	911,429	2,972,317
Class C	(911,429)	(2,972,317)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(88,814,871)	(89,920,006)
Net increase (decrease) in net assets	(125,671,809)	(51,055,194)
Net assets:
Beginning of period/year	2,410,431,631	2,461,486,825
End of period/year	$2,284,759,822	$2,410,431,631
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	1,515,760	6,171,440
Class C	376,488	796,560
Class I	41,049,714	90,333,453
Class I2	3,276,402	18,651,062
Class R	11,499	24,771
Class R6	2,966,156	8,600,875
	49,196,019	124,578,161
Shares reinvested:
Class A	217,695	476,086
Class C	61,120	129,317
Class I	4,154,736	8,123,372
Class I2	1,047,322	2,173,653
Class R	990	1,643
Class R6	295,125	832,095
	5,776,988	11,736,166
Shares redeemed:
Class A	(2,967,303)	(6,072,489)
Class C	(360,872)	(1,056,102)
Class I	(42,804,857)	(99,947,050)
Class I2	(15,479,059)	(21,437,391)
Class R	(7,803)	(29,967)
Class R6	(4,359,957)	(19,035,465)
	(65,979,851)	(147,578,464)
Automatic conversions:
Class A	111,979	370,077
Class C	(112,776)	(372,800)
	(797)	(2,723)
Net increase (decrease) in shares outstanding:
Class A	(1,121,869)	945,114
Class C	(36,040)	(503,025)
Class I	2,399,593	(1,490,225)
Class I2	(11,155,335)	(612,676)
Class R	4,686	(3,553)
Class R6	(1,098,676)	(9,602,495)
	(11,007,641)	(11,266,860)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.17	$8.04	$7.55	$7.78	$9.53	$9.57
Investment operations:
Net investment income (loss) (A)	0.16	0.33	0.32	0.28	0.22	0.20
Net realized and unrealized gain (loss)	(0.12)	0.13	0.50	(0.22)	(1.69)	0.03
Total investment operations	0.04	0.46	0.82	0.06	(1.47)	0.23
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.33)	(0.33)	(0.29)	(0.23)	(0.21)
Net realized gains	—	—	—	—	(0.05)	(0.06)
Total dividends and/or distributions to shareholders	(0.17)	(0.33)	(0.33)	(0.29)	(0.28)	(0.27)
Net asset value, end of period/year	$8.04	$8.17	$8.04	$7.55	$7.78	$9.53
Total return (E)	0.44%(F)	5.87%	10.91%(C)	0.58%	(15.75)%(D)	2.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,030	$106,707	$97,351	$93,194	$107,307	$142,958
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(G)	0.84%	0.84%	0.89%	0.90%	0.88%
Including waiver and/or reimbursement and recapture	0.83%(G)(H)	0.83%(H)	0.84%	0.89%(I)	0.90%(I)	0.88%
Net investment income (loss) to average net assets	4.08%(G)	4.09%	4.03%	3.51%	2.51%	2.07%
Portfolio turnover rate (J)	33%(F)	59%	55%	47%	40%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102%, 80% and 81%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.11	$7.98	$7.49	$7.72	$9.47	$9.50
Investment operations:
Net investment income (loss) (A)	0.14	0.27	0.27	0.23	0.16	0.14
Net realized and unrealized gain (loss)	(0.12)	0.13	0.49	(0.23)	(1.69)	0.04
Total investment operations	0.02	0.40	0.76	—	(1.53)	0.18
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.27)	(0.27)	(0.23)	(0.17)	(0.15)
Net realized gains	—	—	—	—	(0.05)	(0.06)
Total dividends and/or distributions to shareholders	(0.14)	(0.27)	(0.27)	(0.23)	(0.22)	(0.21)
Net asset value, end of period/year	$7.99	$8.11	$7.98	$7.49	$7.72	$9.47
Total return (E)	0.21%(F)	5.15%	10.19%(C)	(0.10)%	(16.40)%(D)	1.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,592	$33,393	$36,856	$32,667	$39,109	$71,237
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52%(G)	1.52%	1.53%	1.55%	1.53%	1.50%
Including waiver and/or reimbursement and recapture	1.52%(G)	1.52%	1.53%	1.55%(H)	1.53%(H)	1.50%
Net investment income (loss) to average net assets	3.40%(G)	3.40%	3.33%	2.85%	1.85%	1.45%
Portfolio turnover rate (I)	33%(F)	59%	55%	47%	40%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102%, 80% and 81%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.19	$8.05	$7.57	$7.79	$9.55	$9.59
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.35	0.31	0.25	0.24
Net realized and unrealized gain (loss)	(0.13)	0.14	0.48	(0.21)	(1.70)	0.02
Total investment operations	0.05	0.50	0.83	0.10	(1.45)	0.26
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.35)	(0.32)	(0.26)	(0.24)
Net realized gains	—	—	—	—	(0.05)	(0.06)
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.35)	(0.32)	(0.31)	(0.30)
Net asset value, end of period/year	$8.06	$8.19	$8.05	$7.57	$7.79	$9.55
Total return	0.60%(D)	6.35%	11.11%	1.11%	(15.48)%(C)	2.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,751,424	$1,759,055	$1,742,186	$1,049,832	$704,476	$1,144,560
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53%(E)	0.53%	0.53%	0.54%	0.54%	0.53%
Including waiver and/or reimbursement and recapture	0.50%(E)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	4.41%(E)	4.41%	4.36%	3.93%	2.89%	2.45%
Portfolio turnover rate (F)	33%(D)	59%	55%	47%	40%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102%, 80% and 81%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.19	$8.06	$7.57	$7.80	$9.56	$9.59
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.36	0.32	0.26	0.24
Net realized and unrealized gain (loss)	(0.12)	0.13	0.49	(0.23)	(1.70)	0.04
Total investment operations	0.06	0.49	0.85	0.09	(1.44)	0.28
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.36)	(0.32)	(0.27)	(0.25)
Net realized gains	—	—	—	—	(0.05)	(0.06)
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.36)	(0.32)	(0.32)	(0.31)
Net asset value, end of period/year	$8.07	$8.19	$8.06	$7.57	$7.80	$9.56
Total return	0.76%(B)	6.28%	11.32%	1.03%	(15.42)%	2.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$299,555	$395,529	$393,975	$363,743	$283,641	$376,686
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.44%	0.45%	0.45%	0.43%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.44%	0.45%	0.45%	0.43%
Net investment income (loss) to average net assets	4.48%(C)	4.48%	4.43%	3.97%	2.95%	2.52%
Portfolio turnover rate (D)	33%(B)	59%	55%	47%	40%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102%, 80% and 81%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$8.17	$8.03	$7.55	$7.79	$9.14
Investment operations:
Net investment income (loss) (B)	0.16	0.31	0.31	0.28	0.16
Net realized and unrealized gain (loss)	(0.13)	0.15	0.48	(0.23)	(1.36)
Total investment operations	0.03	0.46	0.79	0.05	(1.20)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.32)	(0.31)	(0.29)	(0.15)
Net asset value, end of period/year	$8.04	$8.17	$8.03	$7.55	$7.79
Total return	0.35%(C)	5.81%	10.60%	0.52%	(13.24)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$429	$397	$419	$206	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%(D)	1.20%	1.14%	0.96%	1.20%(D)
Including waiver and/or reimbursement and recapture	1.01%(D)	1.01%	0.99%	0.95%	0.76%(D)
Net investment income (loss) to average net assets	3.91%(D)	3.91%	3.88%	3.57%	2.89%(D)
Portfolio turnover rate (E)	33%(C)	59%	55%	47%	40%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102% and 80%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023 and October 31, 2022, respectively.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.18	$8.04	$7.56	$7.79	$9.55	$9.58
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.36	0.32	0.26	0.24
Net realized and unrealized gain (loss)	(0.13)	0.14	0.48	(0.23)	(1.70)	0.04
Total investment operations	0.05	0.50	0.84	0.09	(1.44)	0.28
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.36)	(0.32)	(0.27)	(0.25)
Net realized gains	—	—	—	—	(0.05)	(0.06)
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.36)	(0.32)	(0.32)	(0.31)
Net asset value, end of period/year	$8.05	$8.18	$8.04	$7.56	$7.79	$9.55
Total return	0.63%(B)	6.42%	11.19%	1.03%	(15.43)%	2.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,730	$115,351	$190,700	$83,563	$79,972	$26,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.44%	0.45%	0.45%	0.43%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.44%	0.44%	0.45%	0.45%	0.43%(D)
Net investment income (loss) to average net assets	4.48%(C)	4.48%	4.45%	3.97%	3.05%	2.52%
Portfolio turnover rate (E)	33%(B)	59%	55%	47%	40%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 66% (not annualized), 127%, 118%, 102%, 80% and 81%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other
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Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
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Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2026. Open funded loan participations and assignments at April 30, 2026, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$27,129,666	$—	$—	$—	$27,129,666
Foreign Government Obligations	5,161,437	—	—	—	5,161,437
Total Securities Lending Transactions	$32,291,103	$—	$—	$—	$32,291,103
Total Borrowings	$32,291,103	$—	$—	$—	$32,291,103
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Bank obligations risk: Investments in bank obligations may expose the Fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$344,313,305	15.07%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.410%
Over $500 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.380
Over $1.5 billion	0.375
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	0.90%	March 1, 2027
Class C	1.57	March 1, 2027
Class I	0.50	March 1, 2027
Class I2, Class R6	0.48	March 1, 2027
Class R	1.01	March 1, 2027
Prior to March 1, 2026
Class A	0.90
Class C	1.59
Class I	0.50
Class I2, Class R6	0.49
Class R	1.01
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class I	$198,091	$479,137	$531,381	$228,130	$1,436,739
Class R	—	396	632	378	1,406

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$25,227	$15,980
Class C	—	(424)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,018,276	$171,643
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$473,654,559	$250,606,050	$421,749,022	$389,966,732
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,508,770,639	$16,414,244	$(65,186,118)	$(48,771,874)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA BOND 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Capital Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Automobiles - 9.3%
Tesla, Inc. (A)	308,691	$ 117,805,746
Biotechnology - 4.3%
Roivant Sciences Ltd. (A)	1,879,015	53,608,298
Broadline Retail - 1.0%
MercadoLibre, Inc. (A)	7,021	12,586,055
Capital Markets - 1.4%
Intercontinental Exchange, Inc.	107,898	17,057,595
Entertainment - 4.3%
ROBLOX Corp., Class A (A)	979,122	54,106,282
Financial Services - 8.6%
Affirm Holdings, Inc. (A)	1,190,053	76,496,607
Federal National Mortgage Association (A)	3,852,871	31,516,484
		108,013,091
Health Care Equipment & Supplies - 3.9%
Medline, Inc., Class A (A)	1,097,744	48,816,676
Hotels, Restaurants & Leisure - 6.2%
Airbnb, Inc., Class A (A)	160,285	22,497,603
DoorDash, Inc., Class A (A)	330,762	55,783,011
		78,280,614
IT Services - 17.4%
Cloudflare, Inc., Class A (A)	811,469	166,326,801
Shopify, Inc., Class A (A)	441,887	53,525,772
		219,852,573
Pharmaceuticals - 8.5%
Royalty Pharma PLC, Class A	2,144,799	107,432,982
Real Estate Management & Development - 0.7%
Opendoor Technologies, Inc. (A)(B)	1,704,047	9,167,773
Software - 21.2%
AppLovin Corp., Class A (A)	175,565	78,363,438
Aurora Innovation, Inc. (A)(B)	10,121,479	59,514,297
BitMine Immersion Technologies, Inc.	538,851	11,531,411
Circle Internet Group, Inc. (A)	203,372	18,482,447
Crowdstrike Holdings, Inc., Class A (A)	46,811	20,866,003
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Palantir Technologies, Inc., Class A (A)	145,251	$ 20,205,867
Strategy, Inc., Class A (A)	354,054	58,578,234
		267,541,697
Technology Hardware, Storage & Peripherals - 4.1%
IonQ, Inc. (A)(B)	1,150,898	51,928,518
Trading Companies & Distributors - 5.7%
QXO, Inc. (A)(B)	3,578,399	71,818,468
Total Common Stocks (Cost $871,776,780)		1,218,016,368
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	33,471,715	33,471,715
Total Other Investment Company (Cost $33,471,715)		33,471,715

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $44,128,489 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $45,009,418.	$ 44,126,835	44,126,835
	Total Repurchase Agreement (Cost $44,126,835)	44,126,835
	Total Investments Excluding Options Purchased (Cost $949,375,330)	1,295,614,918
	Total Options Purchased - 0.0% * (Cost $6,007,076)	494,613
	Total Investments (Cost $955,382,406)	1,296,109,531
	Net Other Assets (Liabilities) - (2.7)%	(34,754,117)
	Net Assets - 100.0%	$ 1,261,355,414
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	BCLY	USD	7.20	02/12/2027	USD	501,788,573	$1,318,400	$355,768
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	552,321,689	1,563,071	136,976
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	505,213,026	1,653,020	1,515
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	353,765,108	1,472,585	354
Total							$6,007,076	$494,613
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,218,016,368	$—	$—	$1,218,016,368
Other Investment Company	33,471,715	—	—	33,471,715
Repurchase Agreement	—	44,126,835	—	44,126,835
Over-the-Counter Foreign Exchange Options Purchased	—	494,613	—	494,613
Total Investments	$1,251,488,083	$44,621,448	$—	$1,296,109,531
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $71,443,575, collateralized by cash collateral of $33,471,715 and non-cash collateral, such as U.S. government securities of $39,695,481. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
GSI	Goldman Sachs International
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $911,255,571) (including securities loaned of $71,443,575)	$1,251,982,696
Repurchase agreement, at value (cost $44,126,835)	44,126,835
Foreign currency, at value (cost $1,089)	1,108
Receivables and other assets:
Investments sold	2,927,461
Net income from securities lending	15,006
Shares of beneficial interest sold	551,607
Interest	1,655
Prepaid expenses	20,200
Total assets	1,299,626,568
Liabilities:
Cash collateral received upon return of:
Securities on loan	33,471,715
Cash collateral at broker for:
OTC derivatives (A)	650,000
Payables and other liabilities:
Investments purchased	1,986,473
Shares of beneficial interest redeemed	1,060,099
Investment management fees	680,132
Distribution and service fees	174,856
Transfer agent fees	126,033
Trustee and CCO fees	6,464
Audit and tax fees	20,540
Custody fees	27,081
Legal fees	9,198
Printing and shareholder reports fees	27,783
Other accrued expenses	30,780
Total liabilities	38,271,154
Net assets	$1,261,355,414
Net assets consist of:
Paid-in capital	$1,305,213,525
Total distributable earnings (accumulated losses)	(43,858,111)
Net assets	$1,261,355,414
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$426,728,809
Class C	111,398,839
Class I	618,411,161
Class I2	90,261,339
Class R	12,365
Class R6	14,542,901
Shares outstanding (unlimited shares, no par value):
Class A	10,461,006
Class C	4,142,856
Class I	13,828,656
Class I2	7,115,073
Class R	306
Class R6	1,146,112
Net asset value per share: (B)
Class A	$40.79
Class C	26.89
Class I	44.72
Class I2	12.69
Class R	40.41
Class R6	12.69
Maximum offering price per share: (C)
Class A	$43.16

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$1,107,896
Interest income	355,171
Net income from securities lending	59,138
Total investment income	1,522,205
Expenses:
Investment management fees	4,729,554
Distribution and service fees:
Class A	567,461
Class C	618,809
Class R	32
Transfer agent fees:
Class A	271,658
Class C	98,669
Class I	363,823
Class I2	3,537
Class R	13
Class R6	708
Trustee and CCO fees	31,909
Audit and tax fees	20,361
Custody fees	50,386
Legal fees	48,345
Printing and shareholder reports fees	56,724
Registration fees	48,966
Other	39,601
Total expenses before waiver and/or reimbursement and recapture	6,950,556
Expenses waived and/or reimbursed:
Class A	(3,250)
Class C	(6,804)
Class I	(30,558)
Class R	(2)
Class R6	(307)
Recapture of previously waived and/or reimbursed fees:
Class A	40,095
Class C	4,620
Class I	902
Class R	1
Class R6	1,101
Net expenses	6,956,354
Net investment income (loss)	(5,434,149)
Net realized gain (loss) on:
Investments	41,993,209
Net change in unrealized appreciation (depreciation) on:
Investments	(324,975,285)
Translation of assets and liabilities denominated in foreign currencies	6
Net change in unrealized appreciation (depreciation)	(324,975,279)
Net realized and change in unrealized gain (loss)	(282,982,070)
Net increase (decrease) in net assets resulting from operations	$(288,416,219)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$(5,434,149)	$(11,520,174)
Net realized gain (loss)	41,993,209	240,188,313
Net change in unrealized appreciation (depreciation)	(324,975,279)	454,706,060
Net increase (decrease) in net assets resulting from operations	(288,416,219)	683,374,199
Capital share transactions:
Proceeds from shares sold:
Class A	17,711,754	116,023,061
Class C	2,833,646	7,294,639
Class I	70,050,381	234,704,618
Class I2	277,505	3,169,190
Class R6	2,625,512	14,066,584
	93,498,798	375,258,092
Cost of shares redeemed:
Class A	(65,069,147)	(170,362,340)
Class C	(13,264,300)	(35,184,634)
Class I	(189,256,975)	(367,157,543)
Class I2	(4,409,459)	(36,586,509)
Class R6	(8,963,124)	(26,897,042)
	(280,963,005)	(636,188,068)
Automatic conversions:
Class A	6,799,601	10,622,816
Class C	(6,799,601)	(10,622,816)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(187,464,207)	(260,929,976)
Net increase (decrease) in net assets	(475,880,426)	422,444,223
Net assets:
Beginning of period/year	1,737,235,840	1,314,791,617
End of period/year	$1,261,355,414	$1,737,235,840
Capital share transactions - shares:
Shares issued:
Class A	423,106	2,937,498
Class C	101,412	272,505
Class I	1,526,195	5,276,170
Class I2	22,297	255,380
Class R6	200,210	1,192,342
	2,273,220	9,933,895
Shares redeemed:
Class A	(1,555,051)	(4,314,321)
Class C	(480,090)	(1,334,985)
Class I	(4,149,458)	(8,532,944)
Class I2	(346,145)	(3,030,438)
Class R6	(708,084)	(2,110,140)
	(7,238,828)	(19,322,828)
Automatic conversions:
Class A	166,534	260,204
Class C	(252,270)	(391,937)
	(85,736)	(131,733)
Net increase (decrease) in shares outstanding:
Class A	(965,411)	(1,116,619)
Class C	(630,948)	(1,454,417)
Class I	(2,623,263)	(3,256,774)
Class I2	(323,848)	(2,775,058)
Class R6	(507,874)	(917,798)
	(5,051,344)	(9,520,666)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$49.05	$31.18	$19.12	$19.80	$60.69	$46.11
Investment operations:
Net investment income (loss) (A)	(0.19)	(0.35)	(0.22)	(0.18)	(0.28)	(0.53)
Net realized and unrealized gain (loss)	(8.07)	18.22	12.28	(0.50)	(31.69)	17.94
Total investment operations	(8.26)	17.87	12.06	(0.68)	(31.97)	17.41
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.00)(B)	—
Net realized gains	—	—	—	—	(8.92)	(2.83)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	—	—	—	—	(8.92)	(2.83)
Net asset value, end of period/year	$40.79	$49.05	$31.18	$19.12	$19.80	$60.69
Total return (E)	(16.84)%(F)	57.31%	63.08%(C)	(3.48)%	(60.80)%(D)	38.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$426,729	$560,460	$391,125	$319,552	$396,598	$1,213,394
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%(G)	1.09%	1.14%	1.20%	1.10%	1.01%
Including waiver and/or reimbursement and recapture	1.11%(G)	1.11%	1.11%	1.16%	1.10%(H)	1.01%
Net investment income (loss) to average net assets	(0.89)%(G)	(0.86)%	(0.85)%	(0.91)%	(0.94)%	(0.95)%
Portfolio turnover rate	18%(F)	74%	20%	26%	46%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$32.46	$20.79	$12.85	$13.40	$44.66	$34.77
Investment operations:
Net investment income (loss) (A)	(0.23)	(0.43)	(0.28)	(0.23)	(0.36)	(0.70)
Net realized and unrealized gain (loss)	(5.34)	12.10	8.22	(0.32)	(21.98)	13.42
Total investment operations	(5.57)	11.67	7.94	(0.55)	(22.34)	12.72
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	—	(8.92)	(2.83)
Net asset value, end of period/year	$26.89	$32.46	$20.79	$12.85	$13.40	$44.66
Total return (E)	(17.16)%(F)	56.13%	61.79%(C)	(4.18)%	(61.12)%(D)	37.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,399	$154,939	$129,506	$124,654	$167,725	$594,592
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88%(G)	1.87%	1.92%	1.98%	1.86%	1.77%
Including waiver and/or reimbursement and recapture	1.88%(G)(H)	1.88%	1.88%	1.90%	1.86%(H)	1.77%
Net investment income (loss) to average net assets	(1.66)%(G)	(1.63)%	(1.62)%	(1.64)%	(1.70)%	(1.70)%
Portfolio turnover rate	18%(F)	74%	20%	26%	46%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$53.69	$34.04	$20.81	$21.48	$64.85	$49.02
Investment operations:
Net investment income (loss) (A)	(0.14)	(0.25)	(0.16)	(0.13)	(0.22)	(0.44)
Net realized and unrealized gain (loss)	(8.83)	19.90	13.39	(0.54)	(34.23)	19.10
Total investment operations	(8.97)	19.65	13.23	(0.67)	(34.45)	18.66
Contributions from affiliate	—	—	—	—	0.04 (B)	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	—	(8.92)	(2.83)
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	—	—	—	—	(8.96)	(2.83)
Net asset value, end of period/year	$44.72	$53.69	$34.04	$20.81	$21.48	$64.85
Total return	(16.71)%(C)	57.73%	63.58%	(3.16)%	(60.63)%(B)	38.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$618,411	$883,372	$670,845	$672,765	$978,757	$3,792,557
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83%(D)	0.83%	0.83%	0.86%	0.82%	0.78%
Including waiver and/or reimbursement and recapture	0.82%(D)	0.82%	0.82%	0.83%	0.81%	0.78%
Net investment income (loss) to average net assets	(0.60)%(D)	(0.57)%	(0.56)%	(0.57)%	(0.65)%	(0.73)%
Portfolio turnover rate	18%(C)	74%	20%	26%	46%	63%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$15.23	$9.64	$5.89	$6.07	$25.60	$20.68
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.04)	(0.03)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	(2.51)	5.65	3.79	(0.15)	(10.53)	7.90
Total investment operations	(2.54)	5.59	3.75	(0.18)	(10.61)	7.75
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	—	(8.92)	(2.83)
Net asset value, end of period/year	$12.69	$15.23	$9.64	$5.89	$6.07	$25.60
Total return	(16.68)%(B)	57.99%	63.67%	(3.12)%	(60.64)%	38.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$90,261	$113,259	$98,497	$34,765	$27,957	$473,580
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.73%	0.74%	0.76%	0.73%	0.69%
Including waiver and/or reimbursement and recapture	0.73%(C)	0.73%	0.74%(D)	0.75%	0.72%	0.69%
Net investment income (loss) to average net assets	(0.51)%(C)	(0.48)%	(0.47)%	(0.50)%	(0.60)%	(0.63)%
Portfolio turnover rate	18%(B)	74%	20%	26%	46%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$48.66	$31.03	$19.08	$19.81	$32.68
Investment operations:
Net investment income (loss) (B)	(0.25)	(0.47)	(0.30)	(0.24)	(0.14)
Net realized and unrealized gain (loss)	(8.00)	18.10	12.25	(0.49)	(12.73)
Total investment operations	(8.25)	17.63	11.95	(0.73)	(12.87)
Contributions from affiliate	—	—	—	—	—
Net asset value, end of period/year	$40.41	$48.66	$31.03	$19.08	$19.81
Total return	(16.95)%(C)	56.82%	62.63%	(3.78)%	(39.32)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12	$15	$9	$6	$6
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43%(D)	1.44%	1.54%	1.63%	1.56%(D)
Including waiver and/or reimbursement and recapture	1.41%(D)	1.41%	1.41%	1.41%	1.11%(D)
Net investment income (loss) to average net assets	(1.19)%(D)	(1.17)%	(1.16)%	(1.16)%	(0.92)%(D)
Portfolio turnover rate	18%(C)	74%	20%	26%	46%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$15.23	$9.65	$5.89	$6.08	$25.60	$20.68
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.04)	(0.03)	(0.05)	(0.15)
Net realized and unrealized gain (loss)	(2.51)	5.64	3.80	(0.16)	(10.55)	7.90
Total investment operations	(2.54)	5.58	3.76	(0.19)	(10.60)	7.75
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	—	(8.92)	(2.83)
Net asset value, end of period/year	$12.69	$15.23	$9.65	$5.89	$6.08	$25.60
Total return	(16.68)%(B)	57.82%	63.84%	(3.12)%	(60.64)%	38.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,543	$25,191	$24,810	$17,916	$18,793	$47,106
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.73%	0.74%	0.76%	0.73%	0.69%
Including waiver and/or reimbursement and recapture	0.74%(C)	0.74%	0.74%(D)	0.74%	0.72%	0.69%
Net investment income (loss) to average net assets	(0.51)%(C)	(0.48)%	(0.48)%	(0.49)%	(0.55)%	(0.63)%
Portfolio turnover rate	18%(B)	74%	20%	26%	46%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Capital Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$33,471,715	$—	$—	$—	$33,471,715
Total Borrowings	$33,471,715	$—	$—	$—	$33,471,715
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2026, are included within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$494,613	$—	$—	$—	$494,613
Total	$—	$494,613	$—	$—	$—	$494,613

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(4,190,990)	$—	$—	$—	$(4,190,990)
Total	$—	$(4,190,990)	$—	$—	$—	$(4,190,990)
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$1,128,942	$—	$—	$—	$1,128,942
Total	$—	$1,128,942	$—	$—	$—	$1,128,942

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Options:
Average value of option contracts purchased	$959,758
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2026. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$355,768	$—	$—	$355,768	$—	$—	$—	$—
Goldman Sachs International	354	—	(354)	—	—	—	—	—
Standard Chartered Bank	138,491	—	(138,491)	—	—	—	—	—
Total	$494,613	$—	$(138,845)	$355,768	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$85,141,490	6.75%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.11%	March 1, 2027
Class C	1.88	March 1, 2027
Class I	0.82	March 1, 2027
Class I2, Class R6	0.74	March 1, 2027
Class R	1.41	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$—	$87,880	$6,824	$3,250	$97,954
Class C	30,482	68,954	4,936	6,804	111,176
Class I	34,578	99,032	48,792	30,558	212,960
Class R	5	10	4	2	21
Class R6	—	—	—	289	289

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$180,711	$3,239
Class C	—	4,118
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$726,165	$120,252
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$239,791,194	$6,179,973	$344,691,845	$498,020
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$955,382,406	$394,025,925	$(53,298,800)	$340,727,125
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Capital Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 TA CAP GROWTH 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Core Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 1.0%
Boeing Co.
3.50%, 03/01/2039	$ 2,319,000	$ 1,871,514
5.81%, 05/01/2050	696,000	678,219
6.53%, 05/01/2034	3,849,000	4,209,342
6.86%, 05/01/2054	1,578,000	1,752,902
General Electric Co.
4.13%, 10/09/2042	1,735,000	1,458,969
4.50%, 03/11/2044	2,189,000	1,940,227
HEICO Corp.
5.35%, 08/01/2033	3,008,000	3,062,129
Hexcel Corp.
4.90%, 05/15/2031	888,000	888,471
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	1,312,000	1,297,108
		17,158,881
Automobile Components - 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	590,000	594,073
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,177,305
		2,771,378
Automobiles - 0.4%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	1,735,000	1,805,528
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,233,000	4,313,453
		6,118,981
Banks - 5.6%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,400,000	2,419,947
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	5,171,000	5,090,992
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	9,016,000	9,277,035
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	5,308,000	5,158,514
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	6,634,000	7,249,759
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	2,734,000	2,690,618
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (B), 01/29/2037	4,007,000	3,912,992
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	3,779,000	3,760,073
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,206,000	3,744,232
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	$ 2,777,000	$ 2,714,896
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	3,926,000	3,821,405
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)(C)	2,609,000	3,028,699
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,491,000	3,532,480
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	3,367,000	3,346,880
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,770,000	3,708,771
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,485,000	1,539,659
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,403,000	1,495,304
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	4,957,000	4,918,752
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	1,342,000	1,333,948
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	3,538,000	3,443,250
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	3,234,000	3,364,805
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	3,830,000	3,971,548
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	2,191,000	2,148,750
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,653,000	1,737,802
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	2,291,000	2,255,513
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,036,000	3,094,917
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	3,011,000	3,087,953
		95,849,494
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,669,000	2,252,448
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	1,754,000	1,263,063
5.60%, 03/02/2043	1,516,000	1,495,154
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,755,000	1,550,567
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,852,000	2,876,500
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 1,832,000	$ 1,654,596
5.20%, 09/25/2035	1,948,000	1,930,164
		10,770,044
Building Products - 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	799,000	689,233
5.40%, 04/07/2035	1,849,000	1,884,678
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,155,000	1,159,418
Owens Corning
4.30%, 07/15/2047	2,665,000	2,133,409
Vulcan Materials Co.
5.35%, 12/01/2034	2,156,000	2,195,992
		8,062,730
Capital Markets - 0.4%
Ares Capital Corp.
5.25%, 04/12/2031	4,461,000	4,339,012
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,268,000	1,250,037
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)	2,006,000	1,989,118
		7,578,167
Chemicals - 0.4%
CF Industries, Inc.
5.30%, 11/26/2035	1,810,000	1,813,021
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,198,019
Westlake Corp.
5.55%, 11/15/2035 (C)	2,145,000	2,145,658
		6,156,698
Commercial Services & Supplies - 1.2%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,958,000	1,883,033
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,700,000	2,739,220
Eaton Corp.
4.80%, 03/06/2036	1,739,000	1,711,918
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,663,000	4,712,512
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	2,378,000	2,372,026
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,663,000	1,730,140
Quanta Services, Inc.
2.90%, 10/01/2030	2,647,000	2,465,275
5.25%, 08/09/2034	629,000	637,856
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,133,000	1,112,075
Veralto Corp.
5.45%, 09/18/2033	1,710,000	1,750,984
		21,115,039
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.9%
America Movil SAB de CV
4.38%, 07/16/2042	$ 2,100,000	$ 1,820,746
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,043,000	2,050,878
Orange SA
4.75%, 01/13/2033 (A)	1,766,000	1,743,674
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,683,000	2,538,340
3.88%, 04/15/2030	2,406,000	2,342,675
5.00%, 02/15/2036	1,843,000	1,803,504
Verizon Communications, Inc.
2.99%, 10/30/2056	4,629,000	2,697,367
4.75%, 01/15/2033	1,009,000	995,714
		15,992,898
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	2,021,000	2,064,532
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,054,000	2,660,853
Containers & Packaging - 0.1%
Sonoco Products Co.
5.75%, 11/01/2040	1,861,000	1,856,096
Diversified REITs - 1.0%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,395,000	2,367,280
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	2,770,000	2,722,269
Safehold GL Holdings LLC
6.10%, 04/01/2034 (C)	2,189,000	2,302,996
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,878,712
VICI Properties LP
4.95%, 02/15/2030	3,345,000	3,345,632
		16,616,889
Electric Utilities - 2.0%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,244,339	3,314,092
CMS Energy Corp.
4.88%, 03/01/2044	694,000	606,618
Constellation Energy Generation LLC
5.88%, 01/15/2066	1,793,000	1,722,464
Duke Energy Corp.
3.75%, 09/01/2046	4,164,000	3,067,281
4.95%, 09/15/2035	4,181,000	4,090,630
Duke Energy Indiana LLC
4.95%, 03/15/2036	920,000	904,053
Duke Energy Progress LLC
3.60%, 09/15/2047	1,939,000	1,407,792
Edison International
4.80%, 03/15/2031	4,263,000	4,161,249
Generadora de Gatun SA
6.87%, 09/30/2044 (A)(D)	1,389,000	1,389,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	$ 641,000	$ 645,956
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,121,000	1,907,962
Public Service Enterprise Group, Inc.
5.40%, 03/15/2035	550,000	555,560
5.45%, 04/01/2034	886,000	905,398
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	4,358,000	4,228,423
5.35%, 01/31/2036 (A)	3,191,000	3,116,391
6.88%, 04/15/2032 (A)	2,225,000	2,322,840
		34,345,709
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	381,000	380,763
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,923,000	1,981,890
Hubbell, Inc.
4.80%, 11/15/2035	3,282,000	3,202,141
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,211,000	1,203,813
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,965,000	1,905,191
Tyco Electronics Group SA
5.00%, 05/09/2035	3,353,000	3,343,049
		11,636,084
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	3,749,000	3,665,789
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,309,000	4,414,652
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	4,088,000	3,964,262
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	2,025,000	1,989,119
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	4,314,000	4,428,959
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	484,000	492,918
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,664,000	1,642,873
LPL Holdings, Inc.
5.70%, 05/20/2027	1,474,000	1,489,662
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,120,000	2,151,450
TPG Operating Group II LP
4.88%, 05/15/2031	2,280,000	2,247,827
UWM Holdings LLC
6.25%, 03/15/2031 (A)	2,362,000	2,190,405
6.63%, 02/01/2030 (A)	1,925,000	1,847,546
		30,525,462
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	$ 3,236,000	$ 3,150,303
6.25%, 03/15/2033 (A)	416,000	419,691
BAT Capital Corp.
4.54%, 08/15/2047	3,169,000	2,582,936
5.63%, 08/15/2035 (C)	3,988,000	4,112,648
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	4,075,000	4,065,798
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,503,000	2,535,293
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	3,370,000	3,401,358
J.M. Smucker Co.
6.50%, 11/15/2043	1,116,000	1,172,118
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	4,216,000	4,202,586
Kroger Co.
5.00%, 09/15/2034	1,802,000	1,780,082
Philip Morris International, Inc.
4.63%, 10/29/2035 (C)	4,201,000	4,053,265
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,135,000	2,319,097
Sysco Corp.
5.40%, 03/23/2035	1,773,000	1,778,963
		35,574,138
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
4.75%, 03/15/2038	2,256,000	2,179,314
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	871,000	857,145
Baxter International, Inc.
5.65%, 12/15/2035	2,151,000	2,112,942
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	1,098,000	1,070,068
		6,219,469
Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030	2,033,000	1,889,141
Cigna Group
2.40%, 03/15/2030	1,671,000	1,547,263
5.25%, 01/15/2036	2,911,000	2,920,192
Elevance Health, Inc.
5.70%, 09/15/2055	1,972,000	1,890,721
HCA, Inc.
4.90%, 11/15/2035	3,408,000	3,298,561
6.00%, 04/01/2054	2,334,000	2,250,422
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,100,000	1,039,064
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	2,993,000	2,949,161
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 3,234,000	$ 3,158,212
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,920,000	1,942,921
		22,885,658
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	2,273,000	2,209,921
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.
5.75%, 08/01/2032 (A)	1,414,000	1,421,110
6.13%, 02/15/2033 (A)	1,946,000	1,974,528
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,062,000	2,039,417
Marriott International, Inc.
5.10%, 05/01/2038	2,618,000	2,510,847
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,185,252
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	3,609,000	3,448,543
		14,579,697
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	1,031,000	1,011,034
Insurance - 1.3%
Brown & Brown, Inc.
5.25%, 06/23/2032	874,000	872,188
5.55%, 06/23/2035	3,372,000	3,361,023
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	7,344,000	7,336,678
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,254,000	1,284,577
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,050,724
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,601,000	3,321,280
RGA Global Funding
5.05%, 12/06/2031 (A)	4,215,000	4,243,431
		22,469,901
Internet & Catalog Retail - 0.9%
AppLovin Corp.
5.50%, 12/01/2034	2,593,000	2,592,006
Expedia Group, Inc.
5.40%, 02/15/2035 (C)	3,447,000	3,422,434
Meta Platforms, Inc.
4.20%, 11/15/2030	3,506,000	3,465,020
5.25%, 05/15/2036 (D)	4,246,000	4,234,087
Uber Technologies, Inc.
4.80%, 09/15/2034	1,356,000	1,328,892
		15,042,439
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 570,000	$ 543,113
Dell International LLC/EMC Corp.
4.85%, 02/01/2035 (C)	2,744,000	2,672,609
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,582,000	3,500,042
		6,715,764
Machinery - 0.5%
Eaton Capital ULC
4.45%, 05/09/2030	1,379,000	1,378,121
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,383,000	5,104,426
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,200,000	2,251,323
		8,733,870
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	2,190,000	1,833,141
Comcast Corp.
2.94%, 11/01/2056	1,032,000	568,133
NBCUniversal Media LLC
4.45%, 01/15/2043	2,137,000	1,768,522
		4,169,796
Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,182,940
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,582,000	2,310,047
		5,492,987
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,423,000	1,439,631
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	2,047,000	2,056,448
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Partners LP
5.95%, 06/30/2033	4,010,000	4,208,500
Diamondback Energy, Inc.
5.40%, 04/18/2034	3,192,000	3,256,852
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,532,989
Enbridge, Inc.
4.90%, 06/20/2030	1,907,000	1,922,201
5.45%, 03/27/2036	1,095,000	1,106,527
5.63%, 04/05/2034	3,190,000	3,292,004
Energy Transfer LP
5.15%, 03/15/2045	1,064,000	932,837
5.55%, 02/15/2028	857,000	872,270
5.95%, 10/01/2043	824,000	802,122
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Equinor ASA
4.75%, 11/14/2035	$ 5,067,000	$ 4,990,771
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	2,012,971
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,518,000	1,548,267
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,970,258
ONEOK, Inc.
6.10%, 11/15/2032	3,739,000	3,946,438
Ovintiv, Inc.
6.50%, 08/15/2034	2,888,000	3,095,704
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,164,696
7.69%, 01/23/2050	641,000	586,233
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	3,337,000	3,404,462
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,840,000	1,831,895
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	3,493,000	3,433,819
Sunoco LP
5.63%, 03/15/2031 (A)	557,000	559,067
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,762,000	3,720,202
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	2,495,000	2,475,613
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	4,089,000	4,598,956
Western Midstream Operating LP
6.15%, 04/01/2033	2,637,000	2,766,068
Williams Cos., Inc.
5.40%, 03/04/2044	698,000	655,634
		62,687,356
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,697,000	1,719,271
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	131	127
Southwest Airlines Co.
4.38%, 11/15/2028	3,656,000	3,629,286
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,722,929	1,719,839
		5,349,252
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (A)	2,743,000	2,709,113
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,129,000	1,096,436
Cencora, Inc.
4.90%, 02/13/2036	1,650,000	1,609,844
CVS Health Corp.
5.45%, 09/15/2035	3,368,000	3,399,758
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 2,614,000	$ 2,579,551
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,638,000	3,774,488
Merck & Co., Inc.
5.00%, 05/17/2053	1,087,000	973,644
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,319,000	2,183,548
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,965,000	2,969,073
		21,295,455
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,961,000	3,002,491
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031 (A)	2,758,000	2,738,206
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	3,062,000	2,609,825
4.95%, 01/15/2036	2,790,000	2,762,492
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,528,000	2,565,780
5.90%, 01/25/2033 (A)	2,594,000	2,698,884
Intel Corp.
4.80%, 10/01/2041	2,563,000	2,277,419
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,949,000	5,097,151
Microchip Technology, Inc.
5.05%, 03/15/2029	2,816,000	2,852,627
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	804,805
5.25%, 08/19/2035	2,931,000	2,930,850
		24,599,833
Software - 1.2%
Fair Isaac Corp.
6.25%, 09/15/2034 (A)	1,901,000	1,871,244
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	2,751,000	2,736,298
Intuit, Inc.
5.50%, 09/15/2053 (C)	1,146,000	1,035,313
Oracle Corp.
5.70%, 02/04/2036	2,853,000	2,739,874
5.88%, 09/26/2045	2,200,000	1,894,825
5.95%, 09/26/2055	849,000	711,147
6.90%, 11/09/2052	2,702,000	2,557,225
Roper Technologies, Inc.
4.90%, 10/15/2034	2,531,000	2,452,505
Salesforce, Inc.
5.55%, 03/15/2036	1,825,000	1,819,959
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Synopsys, Inc.
5.15%, 04/01/2035	$ 1,688,000	$ 1,688,181
5.70%, 04/01/2055	1,209,000	1,161,095
		20,667,666
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,563,000	3,544,817
Canadian Pacific Railway Co.
2.45%, 12/02/2031	5,648,000	5,041,822
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	1,546,000	1,504,854
GXO Logistics, Inc.
2.65%, 07/15/2031	3,784,000	3,378,700
6.50%, 05/06/2034	1,701,000	1,795,414
United Parcel Service, Inc.
5.25%, 05/14/2035 (C)	1,778,000	1,821,144
		17,086,751
Total Corporate Debt Securities (Cost $602,926,337)		601,660,180
U.S. GOVERNMENT OBLIGATIONS - 26.0%
U.S. Treasury - 24.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	5,698,300	2,671,968
1.38%, 11/15/2040 - 08/15/2050	6,431,000	3,273,266
1.88%, 11/15/2051	5,750,000	3,117,803
2.00%, 02/15/2050	6,871,000	3,953,777
2.25%, 08/15/2046 - 02/15/2052	7,473,000	4,622,642
2.38%, 05/15/2051	8,091,000	5,001,881
2.50%, 02/15/2045 - 05/15/2046	6,608,600	4,523,053
2.75%, 08/15/2047 - 11/15/2047	11,289,000	7,895,972
2.88%, 05/15/2049	4,242,500	2,982,345
3.00%, 11/15/2045 - 08/15/2052	24,193,400	17,463,618
3.13%, 05/15/2048	6,559,000	4,882,356
3.63%, 02/15/2044 - 05/15/2053	9,863,500	7,900,163
4.00%, 11/15/2052	5,195,000	4,408,850
4.13%, 08/15/2053	3,453,000	2,990,487
4.25%, 02/15/2054 - 08/15/2054	4,986,600	4,410,654
4.50%, 11/15/2054	4,260,000	3,929,684
4.63%, 05/15/2044 - 11/15/2055	29,803,000	28,259,751
4.75%, 02/15/2045 - 02/15/2056	19,702,800	18,976,470
5.00%, 05/15/2045	1,549,000	1,555,051
5.25%, 02/15/2029	945,100	980,394
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	41,155,000	35,848,216
1.25% (E), 12/31/2026	17,201,000	16,923,231
1.25%, 08/15/2031	7,393,000	6,408,518
1.50%, 01/31/2027 - 02/15/2030	11,330,000	10,720,862
1.63%, 05/15/2031	7,182,900	6,395,867
1.88%, 02/15/2032	3,951,000	3,496,944
2.75%, 02/15/2028 - 08/15/2032	23,477,000	22,643,553
2.88%, 05/15/2032	6,489,000	6,052,006
3.13%, 08/31/2027	6,623,000	6,560,651
3.50%, 01/31/2028 - 02/28/2031	11,881,000	11,723,966
3.63%, 05/31/2028 - 12/31/2030	38,343,000	37,796,128
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.75%, 12/31/2030 - 01/31/2031	$ 11,576,000	$ 11,443,626
3.88%, 11/30/2027 - 12/31/2032	34,268,100	34,124,367
4.00%, 01/15/2027 - 05/31/2030	12,638,000	12,653,980
4.13%, 02/28/2027	17,951,000	18,004,117
4.13%, 09/30/2027 - 02/15/2036	19,417,700	19,302,821
4.25%, 03/31/2033	11,454,900	11,487,117
4.50%, 05/31/2029	2,871,000	2,918,663
4.63%, 04/30/2029	3,982,000	4,060,707
		412,365,525
U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	8,452,618	6,468,057
2.50%, 01/15/2029	15,141,500	15,756,413
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	9,713,172	9,312,937
		31,537,407
Total U.S. Government Obligations (Cost $465,402,171)		443,902,932
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.4%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041 (D)	8,536,102	8,320,004
5.00%, 12/01/2035	110,667	112,149
5.50%, 04/01/2053 - 07/01/2053	11,743,556	11,845,923
6.00%, 05/01/2031	54,110	55,261
6-Month RFUCC Treasury + 1.36%,
5.36% (B), 05/01/2037	6,923	7,030
6-Month RFUCC Treasury + 1.57%,
5.68% (B), 04/01/2037	8,738	8,899
5.70% (B), 02/01/2037	1,288	1,310
1-Year RFUCC Treasury + 1.66%,
5.96% (B), 01/01/2038	38,340	39,454
1-Year RFUCC Treasury + 1.75%,
6.00% (B), 12/01/2034	3,034	3,113
1-Year RFUCC Treasury + 1.90%,
6.03% (B), 02/01/2041	7,597	7,816
1-Year RFUCC Treasury + 1.73%,
6.48% (B), 09/01/2035	92,260	95,162
6-Month RFUCC Treasury + 2.12%,
6.48% (B), 05/01/2037	3,528	3,529
1-Year RFUCC Treasury + 1.81%,
6.56% (B), 09/01/2037	5,812	6,013
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	213,452	210,947
4.50%, 08/01/2052	9,690,895	9,364,265
5.00%, 04/01/2039 - 02/01/2054	44,261,405	43,911,716
5.50%, 04/01/2036 - 03/01/2053	10,455,174	10,585,005
6.00%, 02/01/2034 - 06/01/2054	9,699,425	9,925,720
6.50%, 06/01/2038 - 05/01/2040	513,918	546,456
6-Month RFUCC Treasury + 0.92%,
4.98% (B), 08/01/2037	320	322
6-Month RFUCC Treasury + 1.52%,
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.78% (B), 01/01/2035	$ 1,898	$ 1,968
1-Year RFUCC Treasury + 1.75%,
5.88% (B), 03/01/2041	6,510	6,705
6.45% (B), 08/01/2035	9,526	9,811
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (B), 02/16/2053	1,813,169	26,524
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,060,003
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2056 (D)	26,339,000	21,068,395
2.50%, 05/01/2056 (D)	84,321,000	70,593,781
3.00%, 03/01/2037 - 05/01/2056 (D)	66,509,000	58,605,485
3.50%, 05/01/2041 - 05/01/2056 (D)	32,698,000	30,145,711
4.00%, 05/01/2056 (D)	36,424,000	34,154,619
4.50%, 05/01/2056 (D)	35,259,000	33,912,306
5.00%, 05/01/2056 (D)	15,697,000	15,462,962
5.50%, 05/01/2056 (D)	37,246,000	37,431,275
6.00%, 05/01/2056 (D)	15,407,000	15,727,967
Total U.S. Government Agency Obligations (Cost $416,403,389)		415,257,606
MORTGAGE-BACKED SECURITIES - 7.3%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 4.39% (B), 08/25/2035	213,783	208,455
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	318,477	258,157
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 4.41% (B), 11/20/2035	258,679	233,159
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,508,483	1,680,337
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	635,521	275,874
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	4,115,000	4,202,504
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.11% (B), 11/25/2034	18,555	17,998
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	6,300,000	6,414,619
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,086,098	2,100,408
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	3,374,670	3,393,219
BX Trust
Series 2025-ARIA, Class A, 5.20% (B), 12/13/2042 (A)	3,798,000	3,823,595
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.12% (B), 02/25/2034	$ 3,519	$ 3,543
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 4.35% (B), 04/25/2035	42,980	41,522
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,026,508	2,788,864
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	127,600	124,654
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	101,032	97,828
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	261,651	258,574
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,928,490	1,940,775
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	4,136,813	4,123,776
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	4,690,000	4,675,613
CSMC Trust
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,653,842	2,396,965
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (B), 11/13/2042 (A)	1,765,000	1,742,766
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	3,507,716	3,489,289
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	4,941,517	4,906,303
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.87% (B), 03/18/2035	2,186	1,990
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	5,150,000	5,271,827
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.57% (B), 10/25/2034	719	718
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (B), 08/25/2037	239,282	170,243
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.23% (B), 02/25/2034	9,549	8,768
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,014	48,635
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,989,042	3,851,466
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	5,024,000	4,853,813
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.21% (B), 11/25/2035 (A)	127,946	51,179
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.41% (B), 10/25/2028	$ 618	$ 609
Series 2004-A1, Class 2A1, 5.65% (B), 02/25/2034	22,413	21,408
Series 2005-A4, Class 2A2, 5.47% (B), 07/25/2035	23,885	22,201
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	470,609	451,515
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	183,468	178,317
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	155,530	148,523
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	515,412	495,699
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	611,945	594,093
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	540,386	523,605
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,159,445	1,097,993
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	945,147	918,410
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,116,771	1,081,883
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,563,781	1,510,082
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	804,552	774,898
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	480,359	468,205
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	4,340,328	4,216,610
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	854,209	798,861
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	767,537	723,997
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,149,899	1,082,126
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	2,217,768	2,211,292
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	2,373,108	2,386,915
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	862,189	867,296
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	1,545,761	1,563,115
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	2,514,482	2,535,339
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	4,896,116	4,889,373
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	1,879,062	1,890,247
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (B), 11/25/2055 (A)	4,185,089	4,165,637
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.15% (B), 05/25/2047	$ 212,564	$ 200,139
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.09% (B), 07/25/2035	169,465	84,435
Series 2007-3, Class 3A1, 4.58% (B), 04/25/2047	452,539	178,236
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.48% (B), 01/19/2034	5,804	5,600
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	406,936	400,616
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	507,773	502,047
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	138,528	138,017
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,606,242	1,524,999
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,063,611	3,952,924
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	5,504,848	5,282,181
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	1,833,062	1,672,311
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	2,310,610	2,173,851
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,213,718	4,011,053
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,412,385	5,174,640
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 4.35% (B), 07/25/2045	13,633	13,159
Total Mortgage-Backed Securities (Cost $126,963,650)		124,389,893
ASSET-BACKED SECURITIES - 5.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,023,971	1,029,351
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	263,585	245,902
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,935,000	1,967,519
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,469,000	3,538,489
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (A)	5,170,000	5,143,772
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	$ 1,992,099	$ 2,016,852
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,223,301
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	4,000,000	4,011,940
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,346,533
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (A)	8,951,000	8,906,634
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	750,109	761,066
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,205,916	1,225,021
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	2,975,279	2,966,067
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	2,307,687	2,332,116
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	2,220,096	2,204,845
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.68% (B), 10/20/2034 (A)	7,305,000	7,303,466
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)(D)	6,705,000	6,703,742
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	71,593	71,445
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	104,845	104,441
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	673,202	614,892
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	2,119,176	2,101,194
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,764,238	1,770,251
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	4,992,107	4,961,434
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	4,335,000	4,319,104
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 4.47% (B), 11/25/2046 (A)	307,398	285,727
	Principal	Value
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	$ 3,800,000	$ 3,848,243
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,582,329	1,594,299
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	968,448	985,786
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,531,464	1,569,280
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	2,165,425	2,180,975
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	834,845	835,696
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,177,201	1,176,664
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	5,880,000	5,706,679
Total Asset-Backed Securities (Cost $93,089,001)		93,052,726
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (C)	2,528,000	2,663,248
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	4,985,898
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036 (C)	2,420,000	2,348,263
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,448,003
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,705,000	1,740,634
Total Foreign Government Obligations (Cost $14,005,818)		14,186,046
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	256,000	270,744
Total Municipal Government Obligation (Cost $299,262)		270,744
COMMERCIAL PAPER - 15.9%
Banks - 2.7%
Nordea Bank Abp
3.87% (E), 08/27/2026 (A)	11,200,000	11,059,639
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Sheffield Receivables Co. LLC
3.83% (E), 05/05/2026 (A)	$ 260,000	$ 259,867
Sumitomo Mitsui Trust Bank Ltd.
3.96% (E), 07/21/2026 (A)	11,500,000	11,399,295
Toronto-Dominion Bank
3.91% (E), 08/07/2026 (A)	18,000,000	17,812,931
Westpac Securities NZ Ltd.
3.87% (E), 08/13/2026 (A)	5,800,000	5,735,040
		46,266,772
Electrical Equipment - 0.6%
Emerson Electric Co.
3.84% (E), 06/30/2026 (A)	10,650,000	10,583,417
Financial Services - 11.6%
Anglesea Funding LLC
3.79% (E), 05/05/2026 (A)	8,100,000	8,095,841
Barton Capital SA
3.83% (E), 05/22/2026 (A)	12,000,000	11,972,459
Britannia Funding Co. LLC
3.83% (E), 06/05/2026 (A)	10,000,000	9,961,740
Cancara Asset Securitisation LLC
3.80% (E), 05/04/2026	12,840,000	12,834,711
Columbia Funding Co. LLC
3.92% (E), 07/22/2026 (A)	13,000,000	12,884,976
Concord Minutemen Capital Co. LLC
3.89% (E), 06/25/2026 (A)	6,400,000	6,361,412
Glencove Funding LLC
3.82% (E), 06/01/2026 (A)	11,200,000	11,162,148
GTA Funding LLC
3.94% (E), 08/06/2026 (A)	18,000,000	17,810,109
Liberty Street Funding LLC
3.79% (E), 06/29/2026 (A)	4,590,000	4,560,777
3.96% (E), 07/30/2026 (A)	6,000,000	5,941,720
LMA-Americas LLC
3.82% (E), 05/27/2026 (A)	6,500,000	6,481,475
4.05% (E), 06/25/2026 (A)	10,500,000	10,436,823
Manhattan Asset Funding Co. LLC
3.89% (E), 06/15/2026 (A)	15,000,000	14,926,847
Mont Blanc Capital Corp.
4.05% (E), 06/16/2026 (A)	6,560,000	6,527,310
Nieuw Amsterdam Receivables Corp. BV
3.86% (E), 06/09/2026 (A)	13,500,000	13,443,050
Starbird Funding Corp.
3.84% (E), 06/03/2026 (A)	8,000,000	7,971,258
Verto Capital I Compartment C
3.98% (E), 07/22/2026 (A)	4,000,000	3,963,480
Verto Capital I-A LLC
3.85% (E), 06/04/2026 (A)	17,500,000	17,433,050
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
3.81% (E), 06/02/2026 (A)	$ 9,110,000	$ 9,078,091
3.89% (E), 06/11/2026 (A)	6,000,000	5,973,232
		197,820,509
Food Products - 1.0%
Philip Morris International, Inc.
3.80% (E), 05/04/2026 (A)	17,000,000	16,993,038
Total Commercial Paper (Cost $271,699,975)		271,663,736
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury Bills
3.66% (E), 07/09/2026	6,000,000	5,958,554
3.68% (E), 07/14/2026	36,382,000	36,113,673
3.69% (E), 07/09/2026	5,065,000	5,030,013
Total Short-Term U.S. Government Obligations (Cost $47,101,683)		47,102,240

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	17,381,758	17,381,758
Total Other Investment Company (Cost $17,381,758)		17,381,758

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.35% (E), dated 04/30/2026, to be repurchased at $31,661,978 on 05/01/2026. Collateralized by U.S. Government Obligations, 3.88% - 4.63%, due 05/31/2027 - 06/15/2027, and with a total value of $32,294,026.	$ 31,660,790	31,660,790
Total Repurchase Agreement (Cost $31,660,790)		31,660,790
Total Investments (Cost $2,086,933,834)		2,060,528,651
Net Other Assets (Liabilities) - (20.9)%		(356,133,794)
Net Assets - 100.0%		$ 1,704,394,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$601,660,180	$—	$601,660,180
U.S. Government Obligations	—	443,902,932	—	443,902,932
U.S. Government Agency Obligations	—	415,257,606	—	415,257,606
Mortgage-Backed Securities	—	124,389,893	—	124,389,893
Asset-Backed Securities	—	93,052,726	—	93,052,726
Foreign Government Obligations	—	14,186,046	—	14,186,046
Municipal Government Obligation	—	270,744	—	270,744
Commercial Paper	—	271,663,736	—	271,663,736
Short-Term U.S. Government Obligations	—	47,102,240	—	47,102,240
Other Investment Company	17,381,758	—	—	17,381,758
Repurchase Agreement	—	31,660,790	—	31,660,790
Total Investments	$17,381,758	$2,043,146,893	$—	$2,060,528,651
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $625,975,554, representing 36.7% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $25,163,656, collateralized by cash collateral of $17,381,758 and non-cash collateral, such as U.S. government securities of $8,306,745. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at April 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $2,055,273,044) (including securities loaned of $25,163,656)	$2,028,867,861
Repurchase agreement, at value (cost $31,660,790)	31,660,790
Cash	27,430
Cash collateral pledged at broker for:
TBA commitments	709,839
Receivables and other assets:
Investments sold	731,324
When-issued, delayed-delivery, forward and TBA commitments sold	15,225,320
Net income from securities lending	4,453
Shares of beneficial interest sold	305,022
Interest	13,268,805
Prepaid expenses	10,380
Total assets	2,090,811,224
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,381,758
Cash collateral at broker for:
TBA commitments	63,172
Payables and other liabilities:
Investments purchased	14,326,115
When-issued, delayed-delivery, forward and TBA commitments purchased	353,921,481
Dividends and/or distributions	283
Shares of beneficial interest redeemed	23,837
Investment management fees	525,485
Distribution and service fees	21,682
Transfer agent fees	11,589
Trustee and CCO fees	6,619
Audit and tax fees	28,684
Custody fees	38,327
Legal fees	13,641
Printing and shareholder reports fees	18,451
Other accrued expenses	35,243
Total liabilities	386,416,367
Net assets	$1,704,394,857
Net assets consist of:
Paid-in capital	$1,951,154,373
Total distributable earnings (accumulated losses)	(246,759,516)
Net assets	$1,704,394,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$1,261,837
Class C	134,948
Class I	13,348,826
Class I2	1,379,065,397
Class I3	157,982,448
Class R	11,746,656
Class R4	78,663,270
Class R6	62,191,475
Shares outstanding (unlimited shares, no par value):
Class A	146,747
Class C	15,737
Class I	1,561,701
Class I2	160,730,876
Class I3	18,384,036
Class R	1,364,115
Class R4	9,146,731
Class R6	7,233,491
Net asset value per share: (A)
Class A	$8.60
Class C	8.58
Class I	8.55
Class I2	8.58
Class I3	8.59
Class R	8.61
Class R4	8.60
Class R6	8.60
Maximum offering price per share: (B)
Class A	$9.03

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$39,517,119
Net income from securities lending	15,789
Total investment income	39,532,908
Expenses:
Investment management fees	3,271,916
Distribution and service fees:
Class A	1,559
Class C	1,171
Class R	29,876
Class R4	112,389
Transfer agent fees:
Class A	576
Class C	189
Class I	6,707
Class I2	52,158
Class I3	5,954
Class R	114
Class R4	3,372
Class R6	2,105
Trustee and CCO fees	37,606
Audit and tax fees	28,899
Custody fees	78,202
Legal fees	55,686
Printing and shareholder reports fees	24,830
Registration fees	48,714
Other	63,930
Total expenses before waiver and/or reimbursement and recapture	3,825,953
Expenses waived and/or reimbursed:
Class C	(69)
Class I	(5,813)
Class R4	(12,567)
Recapture of previously waived and/or reimbursed fees:
Class C	1
Class R4	1,844
Net expenses	3,809,349
Net investment income (loss)	35,723,559
Net realized gain (loss) on:
Investments	(5,360,799)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,783,785)
Net realized and change in unrealized gain (loss)	(26,144,584)
Net increase (decrease) in net assets resulting from operations	$9,578,975
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$35,723,559	$74,754,142
Net realized gain (loss)	(5,360,799)	(24,528,620)
Net change in unrealized appreciation (depreciation)	(20,783,785)	49,630,823
Net increase (decrease) in net assets resulting from operations	9,578,975	99,856,345
Dividends and/or distributions to shareholders:
Class A	(24,051)	(55,247)
Class C	(3,598)	(8,197)
Class I	(269,966)	(444,100)
Class I2	(29,123,589)	(59,881,583)
Class I3	(3,324,290)	(7,881,890)
Class R	(220,438)	(521,687)
Class R4	(1,761,065)	(5,348,799)
Class R6	(1,179,185)	(990,433)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(35,906,182)	(75,131,936)
Capital share transactions:
Proceeds from shares sold:
Class A	149,265	704,938
Class C	3,352	78,335
Class I	3,109,959	4,351,043
Class I2	50,070,702	218,946,809
Class I3	3,542,775	25,874,940
Class R	2,309,324	5,563,233
Class R4	5,171,299	21,388,508
Class R6	17,621,503	37,367,915
	81,978,179	314,275,721
Dividends and/or distributions reinvested:
Class A	22,492	41,167
Class C	3,417	8,190
Class I	269,966	444,035
Class I2	29,123,561	59,881,567
Class I3	3,324,290	7,881,890
Class R	220,438	519,683
Class R4	1,761,065	5,348,799
Class R6	1,179,224	990,412
	35,904,453	75,115,743
Cost of shares redeemed:
Class A	(70,122)	(1,145,034)
Class C	(129,607)	(123,569)
Class I	(1,307,987)	(2,978,570)
Class I2	(92,133,806)	(409,027,138)
Class I3	(10,342,577)	(136,512,995)
Class R	(3,497,491)	(13,352,590)
Class R4	(64,813,401)	(17,374,801)
Class R6	(4,535,740)	(4,282,175)
	(176,830,731)	(584,796,872)
Automatic conversions:
Class A	279	1,514
Class C	(279)	(1,514)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(58,948,099)	(195,405,408)
Net increase (decrease) in net assets	(85,275,306)	(170,680,999)
Net assets:
Beginning of period/year	1,789,670,163	1,960,351,162
End of period/year	$1,704,394,857	$1,789,670,163
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	17,177	82,288
Class C	388	9,002
Class I	359,642	508,775
Class I2	5,797,061	25,658,059
Class I3	407,146	3,016,542
Class R	266,193	644,387
Class R4	593,800	2,488,138
Class R6	2,026,803	4,325,670
	9,468,210	36,732,861
Shares reinvested:
Class A	2,589	4,783
Class C	394	955
Class I	31,257	51,920
Class I2	3,358,841	6,974,351
Class I3	382,745	916,713
Class R	25,335	60,310
Class R4	202,489	621,447
Class R6	135,769	114,766
	4,139,419	8,745,245
Shares redeemed:
Class A	(8,073)	(133,095)
Class C	(14,988)	(14,354)
Class I	(151,859)	(349,630)
Class I2	(10,649,028)	(47,941,834)
Class I3	(1,191,389)	(15,972,324)
Class R	(402,184)	(1,559,494)
Class R4	(7,442,148)	(2,025,955)
Class R6	(523,162)	(499,404)
	(20,382,831)	(68,496,090)
Automatic conversions:
Class A	32	177
Class C	(32)	(178)
	—	(1)
Net increase (decrease) in shares outstanding:
Class A	11,725	(45,847)
Class C	(14,238)	(4,575)
Class I	239,040	211,065
Class I2	(1,493,126)	(15,309,424)
Class I3	(401,498)	(12,039,069)
Class R	(110,656)	(854,797)
Class R4	(6,645,859)	1,083,630
Class R6	1,639,410	3,941,032
	(6,775,202)	(23,017,985)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.73	$8.60	$8.12	$8.41
Investment operations:
Net investment income (loss) (B)	0.17	0.34	0.35	0.33
Net realized and unrealized gain (loss)	(0.13)	0.13	0.48	(0.31)
Total investment operations	0.04	0.47	0.83	0.02
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.34)	(0.35)	(0.31)
Net asset value, end of period/year	$8.60	$8.73	$8.60	$8.12
Total return (C)	0.41%(D)	5.64%	10.32%	0.09%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,262	$1,179	$1,555	$766
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(E)	0.76%	0.74%	0.81%(E)
Including waiver and/or reimbursement and recapture	0.76%(E)	0.76%	0.74%	0.81%(E)(F)
Net investment income (loss) to average net assets	3.83%(E)	3.97%	4.05%	3.93%(E)
Portfolio turnover rate (G)	34%(D)	75%	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305% and 310%, for the period ended April 30, 2026, and the years ended October 31, 2025, October 31, 2024 and October 31, 2023, respectively.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.70	$8.57	$8.09	$8.42
Investment operations:
Net investment income (loss) (B)	0.13	0.28	0.28	0.27
Net realized and unrealized gain (loss)	(0.12)	0.13	0.48	(0.34)
Total investment operations	0.01	0.41	0.76	(0.07)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.28)	(0.28)	(0.26)
Net asset value, end of period/year	$8.58	$8.70	$8.57	$8.09
Total return (C)	0.14%(D)	4.84%	9.49%	(0.99)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$135	$261	$296	$340
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.58%(E)	1.57%	1.53%	1.47%(E)
Including waiver and/or reimbursement and recapture	1.52%(E)	1.52%	1.51%	1.47%(E)
Net investment income (loss) to average net assets	3.05%(E)	3.21%	3.27%	3.14%(E)
Portfolio turnover rate (F)	34%(D)	75%	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305% and 310%, for the period ended April 30, 2026, and the years ended October 31, 2025, October 31, 2024 and October 31, 2023, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.68	$8.54	$8.08	$8.39
Investment operations:
Net investment income (loss) (B)	0.18	0.37	0.37	0.35
Net realized and unrealized gain (loss)	(0.13)	0.14	0.46	(0.32)
Total investment operations	0.05	0.51	0.83	0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.37)	(0.37)	(0.34)
Net asset value, end of period/year	$8.55	$8.68	$8.54	$8.08
Total return	0.56%(C)	6.11%	10.38%	0.23%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,349	$11,478	$9,498	$1,985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52%(D)	0.53%	0.53%	0.53%(D)
Including waiver and/or reimbursement and recapture	0.43%(D)(E)	0.44%(E)	0.44%(E)	0.44%(D)(E)
Net investment income (loss) to average net assets	4.16%(D)	4.30%	4.35%	4.19%(D)
Portfolio turnover rate (F)	34%(C)	75%	56%	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305% and 310%, for the period ended April 30, 2026, and the years ended October 31, 2025, October 31, 2024 and October 31, 2023, respectively.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.71	$8.58	$8.10	$8.37	$10.34	$10.85
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.37	0.34	0.23	0.19
Net realized and unrealized gain (loss)	(0.13)	0.13	0.49	(0.27)	(1.80)	(0.14)
Total investment operations	0.05	0.50	0.86	0.07	(1.57)	0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.37)	(0.38)	(0.34)	(0.23)	(0.20)
Net realized gains	—	—	—	—	(0.17)	(0.36)
Total dividends and/or distributions to shareholders	(0.18)	(0.37)	(0.38)	(0.34)	(0.40)	(0.56)
Net asset value, end of period/year	$8.58	$8.71	$8.58	$8.10	$8.37	$10.34
Total return	0.57%(B)	5.99%	10.67%	0.74%	(15.67)%	0.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,379,065	$1,413,220	$1,523,300	$1,800,512	$1,974,697	$1,131,283
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.44%	0.43%	0.42%	0.41%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.44%	0.43%	0.42%	0.41%
Net investment income (loss) to average net assets	4.17%(C)	4.31%	4.36%	3.96%	2.49%	1.81%
Portfolio turnover rate (D)	34%(B)	75%	56%	57%	64%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305%, 310%, 286% and 258%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.73	$8.59	$8.11	$8.38	$10.36	$10.87
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.37	0.34	0.22	0.19
Net realized and unrealized gain (loss)	(0.14)	0.14	0.49	(0.27)	(1.80)	(0.14)
Total investment operations	0.04	0.51	0.86	0.07	(1.58)	0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.37)	(0.38)	(0.34)	(0.23)	(0.20)
Net realized gains	—	—	—	—	(0.17)	(0.36)
Total dividends and/or distributions to shareholders	(0.18)	(0.37)	(0.38)	(0.34)	(0.40)	(0.56)
Net asset value, end of period/year	$8.59	$8.73	$8.59	$8.11	$8.38	$10.36
Total return	0.46%(B)	6.11%	10.66%	0.74%	(15.74)%	0.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,982	$163,906	$264,926	$233,018	$248,167	$369,100
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.44%	0.43%	0.42%	0.41%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.44%	0.43%	0.42%	0.41%
Net investment income (loss) to average net assets	4.17%(C)	4.29%	4.36%	3.97%	2.36%	1.81%
Portfolio turnover rate (D)	34%(B)	75%	56%	57%	64%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305%, 310%, 286% and 258%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.74	$8.61	$8.13	$8.39	$10.37	$10.88
Investment operations:
Net investment income (loss) (A)	0.16	0.33	0.33	0.30	0.18	0.14
Net realized and unrealized gain (loss)	(0.13)	0.13	0.49	(0.26)	(1.81)	(0.15)
Total investment operations	0.03	0.46	0.82	0.04	(1.63)	(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.33)	(0.34)	(0.30)	(0.18)	(0.14)
Net realized gains	—	—	—	—	(0.17)	(0.36)
Total dividends and/or distributions to shareholders	(0.16)	(0.33)	(0.34)	(0.30)	(0.35)	(0.50)
Net asset value, end of period/year	$8.61	$8.74	$8.61	$8.13	$8.39	$10.37
Total return	0.33%(B)	5.46%	10.10%	0.33%	(16.15)%	(0.05)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,747	$12,895	$20,060	$19,987	$23,157	$31,469
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92%(C)	0.92%	0.93%	0.93%	0.92%	0.91%
Including waiver and/or reimbursement and recapture	0.92%(C)	0.92%	0.93%	0.93%	0.92%	0.91%
Net investment income (loss) to average net assets	3.67%(C)	3.80%	3.86%	3.47%	1.88%	1.32%
Portfolio turnover rate (D)	34%(B)	75%	56%	57%	64%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305%, 310%, 286% and 258%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.73	$8.60	$8.11	$8.39	$10.36	$10.87
Investment operations:
Net investment income (loss) (A)	0.17	0.35	0.36	0.32	0.20	0.16
Net realized and unrealized gain (loss)	(0.13)	0.13	0.49	(0.28)	(1.79)	(0.14)
Total investment operations	0.04	0.48	0.85	0.04	(1.59)	0.02
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.35)	(0.36)	(0.32)	(0.21)	(0.17)
Net realized gains	—	—	—	—	(0.17)	(0.36)
Total dividends and/or distributions to shareholders	(0.17)	(0.35)	(0.36)	(0.32)	(0.38)	(0.53)
Net asset value, end of period/year	$8.60	$8.73	$8.60	$8.11	$8.39	$10.36
Total return	0.46% (B)	5.75%	10.54%	0.38%	(15.85)%	0.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,663	$137,897	$126,506	$107,894	$102,515	$152,590
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68%(C)	0.68%	0.69%	0.68%	0.67%	0.66%
Including waiver and/or reimbursement and recapture	0.65%(C)	0.65%	0.66%(D)	0.66%(D)	0.65%	0.65%
Net investment income (loss) to average net assets	3.90%(C)	4.09%	4.13%	3.76%	2.14%	1.57%
Portfolio turnover rate (E)	34%(B)	75%	56%	57%	64%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest expense outside the operating expense limit.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305%, 310%, 286% and 258%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$8.73	$8.60	$8.11	$8.38	$10.36	$10.35
Investment operations:
Net investment income (loss) (B)	0.18	0.37	0.38	0.35	0.26	0.08
Net realized and unrealized gain (loss)	(0.13)	0.13	0.49	(0.27)	(1.84)	0.01 (C)
Total investment operations	0.05	0.50	0.87	0.08	(1.58)	0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.37)	(0.38)	(0.35)	(0.23)	(0.08)
Net realized gains	—	—	—	—	(0.17)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.37)	(0.38)	(0.35)	(0.40)	(0.08)
Net asset value, end of period/year	$8.60	$8.73	$8.60	$8.11	$8.38	$10.36
Total return	0.58%(D)	5.99%	10.81%	0.76%	(15.74)%	0.89%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,192	$48,834	$14,210	$4,164	$693	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(E)	0.43%	0.44%	0.43%	0.42%	0.41%(E)
Including waiver and/or reimbursement and recapture	0.43%(E)	0.43%	0.44%	0.43%	0.42%	0.41%(E)
Net investment income (loss) to average net assets	4.18%(E)	4.32%	4.37%	4.12%	2.99%	1.78%(E)
Portfolio turnover rate (F)	34%(D)	75%	56%	57%	64%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 144% (not annualized), 300%, 305%, 310%, 286% and 258%, for the period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Core Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$12,282,916	$—	$—	$—	$12,282,916
Foreign Government Obligations	5,098,842	—	—	—	5,098,842
Total Securities Lending Transactions	$17,381,758	$—	$—	$—	$17,381,758
Total Borrowings	$17,381,758	$—	$—	$—	$17,381,758
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,586,962,051	93.11%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.380%
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class A	0.79%	March 1, 2027
Class C	1.52	March 1, 2027
Class I	0.56	March 1, 2027
Class I2, Class I3, Class R6	0.46	March 1, 2027
Class R	1.00	March 1, 2027
Class R4	0.65	March 1, 2027
Prior to March 1, 2026
Class A	0.79
Class C	1.52
Class I	0.56
Class I2	0.47
Class I3, Class R6	0.46
Class R	1.00
Class R4	0.65
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class C	$—	$57	$119	$69	$245
Class R4	16,777	26,801	34,893	12,567	91,038

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$172	$—
Class C	—	60
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$70,974	$11,515
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$269,778,659	$201,273,688	$250,171,156	$261,975,096
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,086,933,834	$11,284,909	$(37,690,092)	$(26,405,183)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Core Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA CORE BOND 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Emerging Markets Debt
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 57.1%
Angola - 1.2%
Angola Government International Bonds
8.75%, 04/14/2032 (A)	$ 500,000	$ 521,257
9.38%, 05/08/2048 (A)	650,000	632,453
9.88%, 03/31/2037 (A)	1,660,000	1,764,658
		2,918,368
Argentina - 3.0%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	640,800	551,120
4.13% (B), 07/09/2035	5,165,000	3,847,925
Bono Del Tesoro Nacional Capitalizable en Pesos
2.55%, 04/30/2027	ARS 1,474,364,000	1,296,490
Provincia de Buenos Aires Government Bonds
6.63%, 09/01/2037 (C)	$ 2,503,661	1,928,927
		7,624,462
Armenia - 0.2%
Republic of Armenia International Bonds
6.75%, 03/12/2035 (A)	480,000	503,305
Benin - 0.7%
Benin Government International Bonds
8.38%, 01/23/2041 (A)	1,650,000	1,715,312
Brazil - 4.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 60,327,000	10,788,152
Chile - 2.6%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (C)	CLP 2,630,000,000	2,871,982
5.30%, 11/01/2037 (C)	1,130,000,000	1,259,211
6.00%, 04/01/2033 (C)	2,050,000,000	2,352,758
		6,483,951
Colombia - 2.2%
Colombia Government International Bonds
7.75%, 11/07/2036	$ 355,000	373,993
8.00%, 04/20/2033	435,000	467,407
8.38%, 11/07/2054	1,525,000	1,662,250
Colombia TES
11.75%, 01/24/2035	COP 2,860,600,000	713,277
12.00%, 03/13/2058	2,650,500,000	665,446
12.50%, 02/27/2030	6,816,900,000	1,769,026
		5,651,399
Cote d'Ivoire - 1.4%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 393,000	442,369
6.63%, 03/22/2048 (C)	890,000	950,033
6.75%, 02/25/2041 (A)	$ 1,160,000	1,067,935
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire (continued)
Ivory Coast Government International Bonds (continued)
6.88%, 10/17/2040 (C)	EUR 620,000	$ 713,091
8.08%, 04/01/2036 (A)	$ 250,000	265,063
		3,438,491
Dominican Republic - 0.4%
Dominican Republic International Bonds
6.15%, 05/17/2038 (A)	1,115,000	1,083,836
Ecuador - 1.1%
Ecuador Government International Bonds
6.90%, 07/31/2035 (C)	2,951,475	2,722,736
Egypt - 2.2%
Egypt Government Bonds
23.38%, 08/26/2028	EGP 137,000,000	2,588,613
Egypt Government International Bonds
8.15%, 11/20/2059 (A)	$ 2,525,000	2,175,951
8.70%, 03/01/2049 (A)	820,000	760,101
		5,524,665
El Salvador - 0.5%
El Salvador Government International Bonds
9.65%, 11/21/2054 (A)	1,130,000	1,269,894
Gabon - 0.6%
Gabon Government International Bonds
6.63%, 02/06/2031 (C)	760,000	640,196
7.00%, 11/24/2031 (A)	315,000	261,893
9.50%, 02/18/2029 (C)	530,000	499,407
		1,401,496
Ghana - 0.9%
Ghana Government International Bonds
5.00% (B), 07/03/2035 (C)	2,556,280	2,342,893
Hungary - 2.2%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 712,030,000	1,692,819
7.00%, 10/24/2035	494,260,000	1,705,643
Hungary Government International Bonds
5.38%, 09/26/2030 (A)	$ 670,000	684,787
5.50%, 03/26/2036 (A)	750,000	750,571
6.25%, 09/22/2032 (A)	590,000	628,685
		5,462,505
Indonesia - 1.0%
Indonesia Government International Bonds
4.10%, 03/04/2034	EUR 535,000	615,086
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Treasury Bonds
7.13%, 08/15/2040	IDR 9,830,000,000	$ 577,449
8.38%, 03/15/2034	23,396,000,000	1,462,358
		2,654,893
Kazakhstan - 0.6%
Kazakhstan Government Bonds
14.00%, 05/12/2031	KZT 733,756,000	1,456,415
Kenya - 0.5%
Republic of Kenya Government International Bonds
8.70%, 02/26/2039 (A)	$ 1,400,000	1,319,510
Kuwait - 0.7%
Kuwait International Government Bonds
4.65%, 10/09/2035 (A)	1,800,000	1,755,197
Lebanon - 0.6%
Lebanon Government International Bonds
6.65%, 11/03/2028 (C)(D)(E)	2,105,000	534,135
6.85%, 05/25/2029 (C)(D)(E)	3,870,000	982,013
		1,516,148
Malaysia - 0.9%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR 8,423,000	2,206,395
Mexico - 6.3%
Mexico Bonos
8.50%, 03/02/2028 - 11/18/2038	MXN 81,420,000	4,619,824
10.00%, 11/20/2036	56,275,800	3,385,633
Mexico Government International Bonds
3.50%, 02/12/2034	$ 865,000	739,575
5.38%, 03/22/2033	840,000	823,662
5.38%, 05/16/2040 (F)	EUR 895,000	1,035,597
6.13%, 02/09/2038	$ 2,055,000	2,026,949
6.75%, 02/09/2056	3,235,000	3,180,005
		15,811,245
Nigeria - 0.8%
Nigeria Government International Bonds
7.14%, 02/23/2030 (A)	500,000	516,296
8.25%, 09/28/2051 (A)	740,000	747,537
9.13%, 01/13/2046 (A)	700,000	772,042
		2,035,875
Pakistan - 0.3%
Pakistan Government International Bonds
7.38%, 04/08/2031 (A)	855,000	822,813
Papua New Guinea - 0.4%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (C)	1,015,000	1,061,950
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines - 0.4%
Philippines Government International Bonds
5.50%, 02/04/2035	$ 970,000	$ 995,765
Poland - 1.2%
Republic of Poland Government International Bonds
5.38%, 04/14/2036	650,000	652,732
6.13%, 04/14/2056	2,295,000	2,301,234
		2,953,966
Republic of South Africa - 4.2%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	869,683
8.75%, 01/31/2044	39,626,000	2,242,383
8.88%, 02/28/2035	28,033,000	1,691,169
11.63%, 03/31/2053	25,475,000	1,879,134
Republic of South Africa Government International Bonds
5.38%, 07/24/2044	$ 975,000	788,658
5.88%, 04/20/2032 (F)	1,620,000	1,643,405
7.25%, 12/11/2055 (A)	1,495,000	1,408,925
		10,523,357
Romania - 3.7%
Romania Government Bonds
4.25%, 04/28/2036	RON 5,985,000	1,064,176
6.75%, 04/25/2035	11,080,000	2,414,126
7.35%, 04/28/2031	1,470,000	335,830
Romania Government International Bonds
5.38%, 06/07/2033 (A)	EUR 480,000	554,194
5.75%, 07/04/2036 (A)	$ 555,000	522,887
5.75%, 07/04/2036 (C)	1,170,000	1,102,303
6.63%, 05/16/2036 (A)	1,445,000	1,458,404
6.75%, 07/11/2039 (C)	EUR 885,000	1,051,054
7.13%, 01/17/2033 (A)	$ 710,000	752,124
		9,255,098
Saudi Arabia - 1.2%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	640,000	646,268
5.63%, 01/13/2035 (A)	900,000	933,329
5.88%, 01/12/2056 (A)	1,440,000	1,385,560
		2,965,157
Serbia - 0.2%
Serbia International Bonds
5.50%, 05/06/2036 (A)(G)	410,000	399,445
Sri Lanka - 0.7%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)(F)	1,025,184	974,531
3.35% (B), 03/15/2033 (C)	615,000	548,703
3.60% (B), 05/15/2036 (A)(F)	340,000	319,256
		1,842,490
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 3.3%
Asian Development Bank
12.00%, 12/16/2028	UZS 7,003,100,000	$ 583,633
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (C)	INR 171,100,000	1,663,522
7.20%, 07/02/2031 (C)	57,000,000	582,589
Corporacion Andina de Fomento
7.65%, 03/05/2031 (C)	160,000,000	1,645,334
European Bank for Reconstruction & Development
Zero Coupon, 04/05/2036	TRY 2,028,900,000	1,628,866
Inter-American Development Bank
7.35%, 10/06/2030	INR 135,000,000	1,409,019
International Finance Corp.
17.50%, 07/19/2028	UZS 8,600,000,000	807,579
		8,320,542
Turkey - 1.9%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	$ 1,000,000	1,081,063
Turkiye Government Bonds
37.84%, 07/14/2027	TRY 57,324,871	1,255,216
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 2,040,000	1,582,004
6.50%, 01/03/2035	800,000	770,860
		4,689,143
Ukraine - 0.5%
Ukraine Government International Bonds
3.00% (B), 02/01/2035 (C)	1,355,000	689,424
4.50% (B), 02/01/2029 (C)	310,000	240,709
4.50% (B), 02/01/2035 (A)	725,071	437,788
		1,367,921
Uruguay - 1.2%
Uruguay Government International Bonds
8.00%, 10/29/2035	UYU 98,443,352	2,498,484
9.75%, 07/20/2033	18,194,000	503,410
		3,001,894
Uzbekistan - 0.7%
Republic of Uzbekistan International Bonds
12.25%, 04/13/2029 (A)	UZS 5,400,000,000	459,219
15.50%, 02/25/2028 (A)	14,790,000,000	1,327,078
		1,786,297
Venezuela - 0.4%
Venezuela Government International Bonds
9.25%, 09/15/2027 (H)	$ 1,585,000	830,540
11.75%, 10/21/2026 (C)(H)	280,000	159,180
		989,720
Zambia - 1.9%
Zambia Government Bonds
14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	1,468,294
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia (continued)
Zambia Government Bonds (continued)
18.00%, 09/29/2030	ZMW 13,000,000	$ 764,793
20.00%, 06/23/2040	6,900,000	410,273
23.29%, 11/25/2039	5,000,000	334,363
Zambia Government International Bonds
0.50%, 12/31/2053 (A)	$ 355,000	241,851
0.50%, 12/31/2053 (C)	887,384	604,547
5.75% (B), 06/30/2033 (C)	884,115	869,912
		4,694,033
Total Foreign Government Obligations (Cost $136,991,290)		143,356,734
CORPORATE DEBT SECURITIES - 34.0%
Angola - 0.4%
Sonangol Finance Ltd.
10.00%, 01/29/2031 (C)	905,000	923,609
Argentina - 1.2%
Genneia SA
7.75%, 12/02/2033 (A)	880,000	909,814
Pluspetrol SA
8.13%, 05/18/2031 (A)	710,000	734,850
Tecpetrol SA
7.63%, 11/03/2030 (A)	575,000	589,663
Telecom Argentina SA
9.25%, 05/28/2033 (A)	730,000	774,961
		3,009,288
Brazil - 0.7%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 0.00%, 06/30/2031 (C)(I)	1,740,776	1,746,461
Canada - 0.4%
First Quantum Minerals Ltd.
7.25%, 02/15/2034 (A)	920,000	945,867
Cayman Islands - 2.3%
Al Rajhi Sukuk Ltd.
Fixed until 07/21/2030 (J), 6.25% (C)(K)	670,000	672,877
DP World Crescent Ltd.
3.88%, 07/18/2029 (C)	1,260,000	1,201,942
Eldik Bank OAO
8.50%, 04/23/2031 (A)	660,000	660,239
Health & Happiness H&H International Holdings Ltd.
9.13%, 07/24/2028 (C)(F)	765,000	799,751
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(F)	650,000	679,897
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (A)	635,000	668,115
Longfor Group Holdings Ltd.
3.95%, 09/16/2029 (C)	645,000	530,702
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Ma'aden Sukuk Ltd.
5.25%, 01/29/2036 (A)	$ 480,000	$ 473,200
		5,686,723
Chile - 0.5%
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	980,865	777,932
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	750,000	587,213
WOM Mobile SA
PIK Rate 12.50%, Cash Rate 5.50%, 04/01/2031 (A)(I)	6,250	6,372
		1,371,517
Colombia - 1.4%
Ecopetrol SA
8.38%, 01/19/2036	2,280,000	2,362,477
Grupo Nutresa SA
Fixed until 10/21/2031 (J), 7.88% (A)(K)	1,115,000	1,112,212
		3,474,689
El Salvador - 0.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033 (A)	840,000	891,660
Guatemala - 0.3%
Industrial Subordinated Trust 2.0
Fixed until 01/15/2031, 6.55% (K), 04/15/2036 (A)	840,000	853,020
India - 0.8%
Adani International Container Terminal Pvt Ltd.
3.00%, 02/16/2031 (A)	394,200	364,344
IIFL Finance Ltd.
8.75%, 07/24/2028 (A)	850,000	868,191
Muthoot Finance Ltd.
5.75%, 08/04/2030 (A)	765,000	758,522
		1,991,057
Ireland - 0.2%
Aragvi Finance International DAC
11.13%, 11/20/2029 (C)	500,000	485,661
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (J), 7.60% (A)(D)(E)	640,000	23,120
		508,781
Kazakhstan - 0.4%
Kaspi.KZ JSC
5.90%, 04/28/2031 (A)	620,000	617,905
QazaqGaz NC JSC
5.63%, 05/08/2036 (A)(G)	280,000	274,388
		892,293
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 3.3%
Chile Electricity Lux MPC II SARL
5.67%, 10/20/2035 (A)	$ 592,231	$ 605,366
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	1,200,000	983,831
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,576,734	1,474,423
Minerva Luxembourg SA
7.50%, 04/22/2036 (A)	1,120,000	1,100,994
Raizen Fuels Finance SA
6.25%, 07/08/2032 (A)(F)	705,000	385,987
6.25%, 07/08/2032 (C)(F)	395,000	216,263
6.70%, 02/25/2037 (A)	1,735,000	943,406
6.95%, 03/05/2054 (A)	420,000	223,613
Saavi Energia SARL
8.88%, 02/10/2035 (A)	1,250,000	1,390,375
Simpar Europe SA
5.20%, 01/26/2031 (A)	710,000	612,162
Vamos Europe SA
9.20%, 01/26/2031 (A)(F)	405,000	385,763
		8,322,183
Mexico - 5.9%
America Movil SAB de CV
10.30%, 01/30/2034	MXN 24,300,000	1,450,526
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (J), 8.75% (A)(K)	$ 1,580,000	1,707,956
Banco Nacional de Mexico SA
Fixed until 08/07/2031, 6.70% (K), 08/07/2036 (A)(G)	1,135,000	1,135,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 02/11/2030, 7.63% (K), 02/11/2035 (A)	810,000	843,777
Grupo Televisa SAB
5.00%, 05/13/2045	1,020,000	681,552
Petroleos Mexicanos
5.95%, 01/28/2031	1,245,000	1,218,021
6.70%, 02/16/2032	1,910,000	1,916,227
6.75%, 09/21/2047	5,510,000	4,640,896
6.95%, 01/28/2060	565,000	470,501
Trust 2401
7.70%, 01/23/2032 (A)	572,000	622,439
		14,686,895
Morocco - 0.3%
OCP SA
7.50%, 05/02/2054 (A)	760,000	810,403
Multi-National - 0.6%
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/2032 (A)	700,000	728,211
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV
6.75%, 11/10/2032 (A)	720,000	722,289
		1,450,500
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 2.5%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (A)	$ 2,795,000	$ 1,649,050
8.00%, 10/15/2034 (A)	470,000	274,950
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	274,990	274,573
Prosus NV
3.83%, 02/08/2051 (A)	1,850,000	1,227,288
4.99%, 01/19/2052 (A)	970,000	758,117
Veon Midco BV
9.00%, 07/15/2029 (C)	200,000	208,830
Yinson Bergenia Production BV
8.50%, 01/31/2045 (A)	789,360	844,029
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,020,033	1,124,934
		6,361,771
Nigeria - 0.3%
SEPLAT Energy PLC
9.13%, 03/21/2030 (A)	590,000	629,847
Northern Mariana Islands - 0.3%
HTA Group Ltd.
6.75%, 04/01/2031 (A)(F)	760,000	771,647
Panama - 0.4%
Generadora de Gatun SA
6.87%, 09/30/2044 (A)(G)	1,050,000	1,050,000
Poland - 0.4%
ORLEN SA
6.00%, 01/30/2035 (A)(F)	900,000	934,347
Republic of Korea - 0.2%
LG Energy Solution Ltd.
5.88%, 04/02/2036 (A)	380,000	380,691
Republic of South Africa - 0.4%
Eskom Holdings
7.50%, 09/15/2033	ZAR 20,000,000	1,082,458
Saudi Arabia - 1.0%
Saudi Arabian Oil Co.
6.38%, 06/02/2055 (A)	$ 2,530,000	2,577,718
Singapore - 0.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (A)	512,088	520,490
Spain - 0.3%
AL Candelaria Spain SA
5.75%, 06/15/2033 (A)	875,000	789,761
Thailand - 0.5%
Bangkok Bank PCL
Fixed until 03/25/2035, 6.06% (K), 03/25/2040 (A)	450,000	455,093
Muangthai Capital PCL
7.55%, 07/21/2030 (A)	820,000	831,769
		1,286,862
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Togo - 0.3%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	$ 780,000	$ 838,927
Turkey - 2.0%
ADM Elektrik Dagitim AS
9.50%, 02/05/2031 (A)	835,000	819,808
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 (A)	850,000	822,803
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (A)(F)	600,000	618,629
Turkiye Garanti Bankasi AS
Fixed until 10/08/2030, 8.13% (K), 01/08/2036 (A)	740,000	750,872
Turkiye Is Bankasi AS
Fixed until 11/05/2031, 7.58% (K), 02/05/2037 (A)	1,075,000	1,063,699
Yapi ve Kredi Bankasi AS
Fixed until 03/11/2031, 7.55% (K), 06/11/2036 (A)	1,080,000	1,067,502
		5,143,313
Ukraine - 0.1%
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/2027 (A)	192,058	190,255
United Arab Emirates - 1.2%
Aldar Properties PJSC
Fixed until 01/14/2033, 5.88% (K), 04/14/2056 (C)	1,195,000	1,127,309
MDGH GMTN RSC Ltd.
5.50%, 04/28/2033 (A)	1,265,000	1,301,417
NBK Tier 1 Ltd.
Fixed until 01/10/2031 (J), 6.38% (A)(K)	640,000	641,423
		3,070,149
United Kingdom - 2.1%
Avianca Midco 2 PLC
9.50%, 01/28/2031 (A)	740,000	688,200
Azule Energy Finance PLC
8.63%, 01/22/2033 (A)	700,000	724,457
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2026 (C)	EUR 1,001,436	966,713
Sisecam U.K. PLC
8.38%, 01/23/2033 (A)(F)	$ 700,000	714,008
Standard Chartered PLC
Fixed until 03/08/2030 (J), 7.88% (A)(F)(K)	1,100,000	1,161,795
Vedanta Resources Finance II PLC
9.85%, 04/24/2033 (A)	985,000	1,050,076
		5,305,249
United States - 1.5%
Azul Secured Finance LLP
9.88%, 02/15/2031 (A)	1,450,000	1,290,500
FMC Corp.
Fixed until 08/01/2030, 8.45% (K), 11/01/2055	1,190,000	788,653
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(F)	$ 745,000	$ 688,395
Sasol Financing USA LLC
8.75%, 04/10/2033 (A)	1,030,000	1,087,773
		3,855,321
Venezuela - 1.0%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (C)(D)(E)	1,815,000	683,347
6.00%, 11/15/2026 (C)(D)(E)	1,310,000	517,450
9.75%, 05/17/2035 (C)(D)(E)	2,755,000	1,298,294
		2,499,091
Virgin Islands, British - 0.2%
NWD MTN Ltd.
4.13%, 07/18/2029 (C)	605,000	495,070
		495,070
Total Corporate Debt Securities (Cost $84,247,124)		85,347,913
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Notes
4.13%, 02/15/2036	1,495,000	1,463,465
Total U.S. Government Obligation (Cost $1,473,185)		1,463,465
CONVERTIBLE BOND - 0.2%
Chile - 0.2%
WOM Chile Holdco SpA PIK Rate 5.00%, Cash Rate 0.00%, 04/01/2032 (A)(I)	683,720	619,026
Total Convertible Bond (Cost $690,180)		619,026

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
WOM New Holdco (E)(L)(M)	2,467	123,350
Total Common Stock (Cost $391,217)		123,350

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Egypt - 0.5%
Egypt Treasury Bills
27.46% (N), 11/03/2026	EGP 21,100,000	£350,982
29.39% (N), 08/04/2026	49,350,000	869,079
		1,220,061
Nigeria - 0.5%
Nigeria OMO Bills 28.81% (N), 06/09/2026	1,856,583,000	1,322,287
Total Short-Term Foreign Government Obligations (Cost $2,660,205)		2,542,348

	Shares	Value
OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (N)	10,522,171	10,522,171
Total Other Investment Company (Cost $10,522,171)		10,522,171

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 1.35% (N), dated 04/30/2026, to be repurchased at $14,635,932 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $14,928,125.	$ 14,635,383	14,635,383
Total Repurchase Agreement (Cost $14,635,383)		14,635,383
Total Investments (Cost $251,610,755)		258,610,390
Net Other Assets (Liabilities) - (3.0)%		(7,530,607)
Net Assets - 100.0%		$ 251,079,783
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/29/2026	PLN	3,346,936	USD	921,249	$2,046	$—
CA	05/29/2026	USD	6,536,007	EUR	5,580,607	—	(22,892)
HSBC	05/29/2026	USD	1,381,436	ZAR	22,923,826	8,342	—
HSBC	06/02/2026	USD	2,558,932	BRL	12,903,414	—	(24,870)
JPM	05/29/2026	ZAR	22,923,826	USD	1,358,449	14,645	—
Total						$25,033	$(47,762)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.4%	$143,356,734
Oil, Gas & Consumable Fuels	10.5	27,168,484
Banks	4.6	11,875,300
Electric Utilities	3.4	8,870,706
Chemicals	2.0	5,084,029
Communications Equipment	1.8	4,614,483
Metals & Mining	1.4	3,742,404
Financial Services	1.2	3,077,508
Real Estate Management & Development	1.1	2,875,370
Food Products	1.0	2,698,867
Construction & Engineering	0.9	2,344,746
Commercial Services & Supplies	0.8	2,184,191
Internet & Catalog Retail	0.8	1,985,405
Passenger Airlines	0.8	1,978,700
U.S. Government Obligation	0.6	1,463,465
Transportation Infrastructure	0.6	1,456,191
Capital Markets	0.5	1,301,417
Energy Equipment & Services	0.4	1,124,934
Pharmaceuticals	0.3	799,751
Building Products	0.3	714,008
Media	0.3	681,552
Industrial REITs	0.2	622,439
Distributors	0.2	385,763
Automobile Components	0.1	380,691
Wireless Telecommunication Services	0.1	123,350
Investments	89.3	230,910,488
Short-Term Investments	10.7	27,699,902
Total Investments	100.0%	$ 258,610,390
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Foreign Government Obligations	$—	$143,356,734	$—	$143,356,734
Corporate Debt Securities	—	85,347,913	—	85,347,913
U.S. Government Obligation	—	1,463,465	—	1,463,465
Convertible Bond	—	619,026	—	619,026
Common Stock	—	—	123,350	123,350
Short-Term Foreign Government Obligations	—	2,542,348	—	2,542,348
Other Investment Company	10,522,171	—	—	10,522,171
Repurchase Agreement	—	14,635,383	—	14,635,383
Total Investments	$10,522,171	$247,964,869	$123,350	$258,610,390
Other Financial Instruments
Forward Foreign Currency Contracts (Q)	$—	$25,033	$—	$25,033
Total Other Financial Instruments	$—	$25,033	$—	$25,033
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (Q)	$—	$(47,762)	$—	$(47,762)
Total Other Financial Instruments	$—	$(47,762)	$—	$(47,762)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $92,402,367, representing 36.8% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $40,333,257, representing
16.1% of the Fund's net assets.

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$4,038,359, representing 1.6% of the Fund's net assets.

(E)	Non-income producing security.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $10,376,722, collateralized by cash collateral of $10,522,171 and non-cash collateral, such as U.S. government securities of $66,080. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2026, the total value of the securities is $989,720, representing 0.4% of the Fund's net assets.

(I)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(J)	Perpetual maturity. The date displayed is the next call date.
(K)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(L)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.
(M)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At April 30, 2026, the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.

(N)	Rate disclosed reflects the yield at April 30, 2026.
(O)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Fund.
(Q)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
PLN	Poland Zloty
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
UYU	Uruguay Peso
UZS	Uzbekistan Som
ZAR	South Africa Rand
ZMW	Zambian Kwacha
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
CA	Credit Agricole
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
PORTFOLIO ABBREVIATION(S):
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $236,975,372) (including securities loaned of $10,376,722)	$243,975,007
Repurchase agreement, at value (cost $14,635,383)	14,635,383
Cash	7,393
Cash collateral pledged at broker for:
OTC derivatives (A)	150,000
Foreign currency, at value (cost $256,880)	166,000
Receivables and other assets:
Investments sold	3,658,522
Net income from securities lending	8,213
Shares of beneficial interest sold	812,776
Dividends	6,505
Interest	4,537,590
Tax reclaims	29,258
Unrealized appreciation on forward foreign currency contracts	25,033
Prepaid expenses	780
Total assets	268,012,460
Liabilities:
Cash collateral received upon return of:
Securities on loan	10,522,171
Cash collateral at broker for:
OTC derivatives (A)	60,000
Payables and other liabilities:
Investments purchased	3,205,547
When-issued, delayed-delivery, forward and TBA commitments purchased	2,860,104
Shares of beneficial interest redeemed	11,109
Investment management fees	127,969
Distribution and service fees	2,831
Transfer agent fees	13,954
Trustee and CCO fees	814
Audit and tax fees	25,764
Custody fees	26,408
Legal fees	2,318
Printing and shareholder reports fees	6,582
Registration fees	10,746
Other accrued expenses	8,598
Unrealized depreciation on forward foreign currency contracts	47,762
Total liabilities	16,932,677
Net assets	$251,079,783
Net assets consist of:
Paid-in capital	$386,056,727
Total distributable earnings (accumulated losses)	(134,976,944)
Net assets	$251,079,783
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$10,711,644
Class C	810,379
Class I	134,713,468
Class I2	89,121,825
Class R6	15,722,467
Shares outstanding (unlimited shares, no par value):
Class A	1,090,528
Class C	82,906
Class I	13,651,419
Class I2	9,050,633
Class R6	1,591,792
Net asset value per share: (B)
Class A	$9.82
Class C	9.77
Class I	9.87
Class I2	9.85
Class R6	9.88
Maximum offering price per share: (C)
Class A	$10.31

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$10,409,454
Net income from securities lending	27,103
Withholding taxes on foreign income	(110,244)
Total investment income	10,326,313
Expenses:
Investment management fees	767,354
Distribution and service fees:
Class A	12,350
Class C	3,674
Transfer agent fees:
Class A	10,796
Class C	837
Class I	65,291
Class I2	3,234
Class R6	796
Trustee and CCO fees	5,200
Audit and tax fees	23,395
Custody fees	54,505
Legal fees	8,024
Printing and shareholder reports fees	8,881
Registration fees	40,667
Other	12,173
Total expenses before waiver and/or reimbursement and recapture	1,017,177
Expenses waived and/or reimbursed:
Class A	(21)
Class C	(113)
Class I	(6,164)
Recapture of previously waived and/or reimbursed fees:
Class A	1,314
Class C	27
Class I	271
Net expenses	1,012,491
Net investment income (loss)	9,313,822
Net realized gain (loss) on:
Investments	4,258,681 (A)
Forward foreign currency contracts	(47,600)
Foreign currency transactions	(48,086)
Net realized gain (loss)	4,162,995
Net change in unrealized appreciation (depreciation) on:
Investments	(1,325,744) (B)
Forward foreign currency contracts	(142,165)
Translation of assets and liabilities denominated in foreign currencies	(23,578)
Net change in unrealized appreciation (depreciation)	(1,491,487)
Net realized and change in unrealized gain (loss)	2,671,508
Net increase (decrease) in net assets resulting from operations	$11,985,330

(A)	Includes net of realized foreign capital gains tax of $4,462.
(B)	Includes net change in foreign capital gains tax of $13,825.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$9,313,822	$19,170,202
Net realized gain (loss)	4,162,995	(2,719,002)
Net change in unrealized appreciation (depreciation)	(1,491,487)	8,444,392
Net increase (decrease) in net assets resulting from operations	11,985,330	24,895,592
Dividends and/or distributions to shareholders:
Class A	(323,422)	(495,083)
Class C	(20,905)	(59,885)
Class I	(4,215,393)	(8,023,297)
Class I2	(2,935,103)	(5,952,764)
Class R6	(758,137)	(1,579,341)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(8,252,960)	(16,110,370)
Capital share transactions:
Proceeds from shares sold:
Class A	2,763,824	9,177,277
Class C	235,427	43,457
Class I	26,723,900	61,653,721
Class I2	277,185	5,236,928
Class R6	479,147	9,972,661
	30,479,483	86,084,044
Dividends and/or distributions reinvested:
Class A	302,820	473,730
Class C	19,948	46,337
Class I	3,348,510	6,629,403
Class I2	2,935,103	5,935,858
Class R6	755,901	1,560,421
	7,362,282	14,645,749
Cost of shares redeemed:
Class A	(1,988,329)	(9,734,185)
Class C	(128,086)	(222,175)
Class I	(18,175,393)	(96,190,711)
Class I2	(57,548)	(31,697,836)
Class R6	(8,982,536)	(11,771,188)
	(29,331,892)	(149,616,095)
Automatic conversions:
Class A	204,136	344,280
Class C	(204,136)	(344,280)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	8,509,873	(48,886,302)
Net increase (decrease) in net assets	12,242,243	(40,101,080)
Net assets:
Beginning of period/year	238,837,540	278,938,620
End of period/year	$251,079,783	$238,837,540
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	283,698	989,522
Class C	24,337	4,755
Class I	2,718,910	6,642,829
Class I2	28,890	581,099
Class R6	48,430	1,099,082
	3,104,265	9,317,287
Shares reinvested:
Class A	31,662	51,890
Class C	2,093	5,111
Class I	348,605	723,865
Class I2	306,128	650,205
Class R6	78,628	170,210
	767,116	1,601,281
Shares redeemed:
Class A	(205,761)	(1,051,735)
Class C	(13,082)	(24,430)
Class I	(1,854,302)	(10,426,986)
Class I2	(5,854)	(3,595,846)
Class R6	(933,724)	(1,282,683)
	(3,012,723)	(16,381,680)
Automatic conversions:
Class A	20,918	37,038
Class C	(21,036)	(37,265)
	(118)	(227)
Net increase (decrease) in shares outstanding:
Class A	130,517	26,715
Class C	(7,688)	(51,829)
Class I	1,213,213	(3,060,292)
Class I2	329,164	(2,364,542)
Class R6	(806,666)	(13,391)
	858,540	(5,463,339)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.67	$9.24	$8.45	$7.91	$10.57	$10.33
Investment operations:
Net investment income (loss) (A)	0.35	0.66	0.61	0.53	0.50	0.46
Net realized and unrealized gain (loss)	0.11	0.31	0.65	0.46	(2.81)	0.07
Total investment operations	0.46	0.97	1.26	0.99	(2.31)	0.53
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.54)	(0.47)	(0.43)	(0.35)	(0.29)
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.31)	(0.54)	(0.47)	(0.45)	(0.35)	(0.29)
Net asset value, end of period/year	$9.82	$9.67	$9.24	$8.45	$7.91	$10.57
Total return (E)	4.88%(F)	10.93%	15.07%(C)	11.94%	(21.97)%(D)	5.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,712	$9,285	$8,627	$7,964	$7,220	$11,114
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22%(G)	1.30%	1.34%	1.45%	1.36%	1.21%
Including waiver and/or reimbursement and recapture	1.25%(G)	1.26%(H)	1.26%(H)	1.30%(H)	1.25%	1.21%
Net investment income (loss) to average net assets	7.22%(G)	7.12%	6.71%	6.08%	5.39%	4.26%
Portfolio turnover rate	93%(F)	199%	151%	152%	135%	185%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expense outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.62	$9.20	$8.41	$7.87	$10.51	$10.22
Investment operations:
Net investment income (loss) (A)	0.31	0.60	0.55	0.47	0.44	0.39
Net realized and unrealized gain (loss)	0.12	0.29	0.65	0.46	(2.79)	0.07
Total investment operations	0.43	0.89	1.20	0.93	(2.35)	0.46
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.47)	(0.41)	(0.37)	(0.29)	(0.17)
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.28)	(0.47)	(0.41)	(0.39)	(0.29)	(0.17)
Net asset value, end of period/year	$9.77	$9.62	$9.20	$8.41	$7.87	$10.51
Total return (D)	4.51%(E)	10.06%	14.37%	11.32%	(22.56)%(C)	4.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$810	$872	$1,310	$1,781	$2,178	$4,203
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.98%(F)	1.94%	1.89%	1.95%	1.92%	1.86%
Including waiver and/or reimbursement and recapture	1.96%(F)	1.94%	1.89%	1.95%(G)	1.92%(G)	1.86%
Net investment income (loss) to average net assets	6.50%(F)	6.53%	6.09%	5.40%	4.71%	3.61%
Portfolio turnover rate	93%(E)	199%	151%	152%	135%	185%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.71	$9.28	$8.49	$7.94	$10.63	$10.40
Investment operations:
Net investment income (loss) (A)	0.37	0.70	0.66	0.56	0.54	0.51
Net realized and unrealized gain (loss)	0.12	0.30	0.64	0.47	(2.84)	0.07
Total investment operations	0.49	1.00	1.30	1.03	(2.30)	0.58
Contributions from affiliate	—	—	—	—	0.04 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.57)	(0.51)	(0.46)	(0.43)	(0.35)
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.33)	(0.57)	(0.51)	(0.48)	(0.43)	(0.35)
Net asset value, end of period/year	$9.87	$9.71	$9.28	$8.49	$7.94	$10.63
Total return	5.16%(C)	11.33%	15.60%	12.42%	(21.42)%(B)	5.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,714	$120,822	$143,882	$165,110	$149,943	$251,616
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(D)	0.87%	0.84%	0.89%	0.86%	0.81%
Including waiver and/or reimbursement and recapture	0.85%(D)	0.86%(E)	0.85%	0.90%(E)	0.85%	0.81%
Net investment income (loss) to average net assets	7.63%(D)	7.55%	7.13%	6.44%	5.76%	4.67%
Portfolio turnover rate	93%(C)	199%	151%	152%	135%	185%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.36%.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expense outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.69	$9.27	$8.47	$7.93	$10.63	$10.41
Investment operations:
Net investment income (loss) (A)	0.37	0.71	0.66	0.57	0.54	0.52
Net realized and unrealized gain (loss)	0.12	0.29	0.66	0.46	(2.84)	0.07
Total investment operations	0.49	1.00	1.32	1.03	(2.30)	0.59
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.58)	(0.52)	(0.46)	(0.40)	(0.37)
Return of capital	—	—	—	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.33)	(0.58)	(0.52)	(0.49)	(0.40)	(0.37)
Net asset value, end of period/year	$9.85	$9.69	$9.27	$8.47	$7.93	$10.63
Total return	5.22%(B)	11.33%	15.62%	12.43%	(21.83)%	5.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$89,122	$84,543	$102,716	$72,198	$7,318	$140,018
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.75%	0.80%	0.77%	0.71%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.75%	0.80%(D)	0.77%	0.71%
Net investment income (loss) to average net assets	7.72%(C)	7.65%	7.23%	6.49%	5.54%	4.76%
Portfolio turnover rate	93%(B)	199%	151%	152%	135%	185%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.72	$9.29	$8.50	$7.95	$10.63	$10.40
Investment operations:
Net investment income (loss) (A)	0.38	0.71	0.67	0.57	0.55	0.52
Net realized and unrealized gain (loss)	0.11	0.30	0.64	0.47	(2.83)	0.08
Total investment operations	0.49	1.01	1.31	1.04	(2.28)	0.60
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.58)	(0.52)	(0.46)	(0.40)	(0.37)
Return of capital	—	—	—	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.33)	(0.58)	(0.52)	(0.49)	(0.40)	(0.37)
Net asset value, end of period/year	$9.88	$9.72	$9.29	$8.50	$7.95	$10.63
Total return	5.21%(B)	11.41%	15.58%	13.10%	(21.55)%	5.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,722	$23,316	$22,404	$20,169	$25,467	$12,395
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.75%	0.79%	0.76%	0.71%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.77%	0.75%	0.79%	0.76%	0.71%
Net investment income (loss) to average net assets	7.71%(C)	7.63%	7.25%	6.55%	5.95%	4.78%
Portfolio turnover rate	93%(B)	199%	151%	152%	135%	185%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Debt (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
PIKs held at April 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$7,040,772	$—	$—	$—	$7,040,772
Foreign Government Obligations	3,481,399	—	—	—	3,481,399
Total Securities Lending Transactions	$10,522,171	$—	$—	$—	$10,522,171
Total Borrowings	$10,522,171	$—	$—	$—	$10,522,171
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Open forward foreign currency contracts at April 30, 2026, are listed within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$25,033	$—	$—	$—	$25,033
Total	$—	$25,033	$—	$—	$—	$25,033

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(47,762)	$—	$—	$—	$(47,762)
Total	$—	$(47,762)	$—	$—	$—	$(47,762)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(47,600)	$—	$—	$—	$(47,600)
Total	$—	$(47,600)	$—	$—	$—	$(47,600)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(142,165)	$—	$—	$—	$(142,165)
Total	$—	$(142,165)	$—	$—	$—	$(142,165)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$15,845,658
Average contract amounts sold — in USD	17,469,548
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2026. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Credit Agricole	$—	$—	$—	$—	$22,892	$—	$(22,892)	$—
HSBC Bank USA	8,342	(8,342)	—	—	24,870	(8,342)	—	16,528
JPMorgan Chase Bank, N.A.	14,645	—	—	14,645	—	—	—	—
Other Derivatives (C)	2,046	—	—	2,046	—	—	—	—
Total	$25,033	$(8,342)	$—	$16,691	$47,762	$(8,342)	$(22,892)	$16,528

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)
Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Currency risk: The value of a Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$87,978,356	35.04%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $400 million	0.63%
Over $400 million	0.61
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.25%	March 1, 2027
Class C	1.96	March 1, 2027
Class I	0.85	March 1, 2027
Class I2, Class R6	0.80	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$5,043	$8,392	$8,482	$21	$21,938
Class C	—	—	—	86	86
Class I	—	—	15,595	6,164	21,759

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$6,850	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$79,922	$13,572
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$205,917,525	$6,917,794	$208,677,327	$5,420,699
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2026, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$251,610,755	$12,202,851	$(5,225,945)	$6,976,906
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Debt

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA EMD 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Emerging Markets Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Brazil - 3.3%
Banco BTG Pactual SA	511,600	$ 6,130,769
Natura Cosmeticos SA (A)	2,732,100	5,622,218
Vale SA	124,300	2,037,779
		13,790,766
Canada - 1.8%
Fairfax India Holdings Corp. (A)(B)(C)	421,000	7,413,810
China - 12.8%
Kuaishou Technology (B)	713,500	3,971,932
Kweichow Moutai Co. Ltd., Class A	28,010	5,676,025
Lenovo Group Ltd.	3,585,800	5,392,046
NetEase, Inc.	340,000	7,959,120
Shanghai Hanbell Precise Machinery Co. Ltd., A Shares	1,389,900	5,640,985
Tencent Holdings Ltd.	262,878	15,965,169
Zijin Mining Group Co. Ltd., H Shares	1,833,300	8,513,842
		53,119,119
Greece - 0.9%
Motor Oil Hellas Corinth Refineries SA	87,700	3,911,305
Hong Kong - 5.1%
AIA Group Ltd.	191,653	2,104,113
Alibaba Group Holding Ltd.	736,873	12,144,410
SITC International Holdings Co. Ltd.	1,618,700	6,777,449
		21,025,972
Hungary - 1.1%
Richter Gedeon Nyrt	106,300	4,483,705
India - 8.1%
360 ONE WAM Ltd.	431,100	4,741,285
Coal India Ltd.	925,900	4,710,626
HDFC Bank Ltd.	710,562	5,834,707
HEG Ltd.	780,300	4,894,008
ICICI Bank Ltd.	502,900	6,760,364
Reliance Industries Ltd.	428,626	6,524,336
		33,465,326
Kazakhstan - 1.5%
Halyk Savings Bank of Kazakhstan JSC, GDR (D)	181,400	6,222,020
Luxembourg - 0.8%
Millicom International Cellular SA	41,100	3,488,568
Mexico - 2.7%
Promotora y Operadora de Infraestructura SAB de CV	331,400	5,247,080
Vista Energy SAB de CV, ADR (A)	81,700	6,071,944
		11,319,024
Philippines - 1.7%
International Container Terminal Services, Inc.	538,400	6,218,202
Puregold Price Club, Inc.	1,487,500	1,038,044
		7,256,246
	Shares	Value
COMMON STOCKS (continued)
Poland - 1.0%
Allegro.eu SA (A)(B)	478,400	$ 3,939,594
Republic of Korea - 19.2%
Hugel, Inc. (A)	30,600	5,259,454
Hyundai Motor Co.	18,964	6,873,687
KINX, Inc.	60,151	4,262,677
Krafton, Inc.	40,900	7,353,665
Meritz Financial Group, Inc. (A)	65,300	4,941,913
Park Systems Corp.	28,700	5,649,910
Samsung Electronics Co. Ltd.	217,447	32,744,819
Shinhan Financial Group Co. Ltd.	184,577	12,534,383
		79,620,508
Republic of South Africa - 3.0%
Investec PLC	756,000	6,470,691
Naspers Ltd., N Shares	112,370	6,084,824
		12,555,515
Russian Federation - 0.0%
Gazprom PJSC, ADR (A)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (A)(E)(F)(G)	737,100	0
Lukoil PJSC, ADR (A)(E)(F)(G)	192,700	0
Mobile TeleSystems PJSC, ADR (A)(E)(F)(G)	382,338	0
Novatek PJSC, GDR (A)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (A)(E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 1.0%
Saudi Awwal Bank	461,279	4,195,903
Singapore - 1.1%
Trip.com Group Ltd. (A)	81,800	4,417,115
Taiwan - 20.9%
Accton Technology Corp.	118,021	8,643,450
Acter Group Corp. Ltd.	217,500	5,814,105
E Ink Holdings, Inc.	1,283,400	5,647,305
Fusheng Precision Co. Ltd.	636,900	5,073,073
Taiwan Semiconductor Manufacturing Co. Ltd.	885,263	61,456,594
		86,634,527
Thailand - 0.4%
Minor International PCL	2,754,500	1,753,152
Turkey - 2.3%
Coca-Cola Icecek AS	3,313,200	5,499,422
KOC Holding AS	949,300	4,250,506
		9,749,928
United Arab Emirates - 2.1%
Emaar Properties PJSC	1,599,575	5,150,629
Yalla Group Ltd., ADR (A)	517,700	3,458,236
		8,608,865
United Kingdom - 4.6%
Airtel Africa PLC (B)	944,279	4,560,512
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Anglo American PLC	139,900	$ 6,922,941
Georgia Capital PLC (A)	143,800	7,661,103
		19,144,556
United States - 2.1%
ACM Research, Inc., Class A (A)	104,800	5,417,118
Tecnoglass, Inc.	75,400	3,248,232
		8,665,350
Uruguay - 2.0%
Arcos Dorados Holdings, Inc., Class A	436,100	3,890,012
MercadoLibre, Inc. (A)	2,520	4,517,428
		8,407,440
Total Common Stocks (Cost $371,575,001)		413,188,314
Total Investments (Cost $371,575,001)		413,188,314
Net Other Assets (Liabilities) - 0.5%		2,103,916
Net Assets - 100.0%		$ 415,292,230
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	16.2%	$66,873,712
Technology Hardware, Storage & Peripherals	9.2	38,136,865
Banks	8.6	35,547,377
Capital Markets	7.8	32,417,658
Broadline Retail	6.5	26,686,256
Interactive Media & Services	5.7	23,395,337
Oil, Gas & Consumable Fuels	5.1	21,218,211
Metals & Mining	4.2	17,474,562
Entertainment	3.7	15,312,785
Transportation Infrastructure	2.8	11,465,282
Electronic Equipment, Instruments & Components	2.7	11,297,215
Beverages	2.7	11,175,447
Hotels, Restaurants & Leisure	2.4	10,060,279
Communications Equipment	2.1	8,643,450
Wireless Telecommunication Services	2.0	8,049,080
Automobiles	1.7	6,873,687
Marine Transportation	1.6	6,777,449
Construction & Engineering	1.4	5,814,105
Machinery	1.4	5,640,985
Personal Care Products	1.4	5,622,218
Biotechnology	1.3	5,259,454
Real Estate Management & Development	1.2	5,150,629
Leisure Products	1.2	5,073,073
Financial Services	1.2	4,941,913
Electrical Equipment	1.2	4,894,008
Pharmaceuticals	1.1	4,483,705
Diversified Telecommunication Services	1.0	4,262,677
Industrial Conglomerates	1.0	4,250,506
Building Products	0.8	3,248,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Insurance	0.5%	$2,104,113
Consumer Staples Distribution & Retail	0.3	1,038,044
Total Investments	100.0%	$ 413,188,314
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$50,012,492	$363,175,822	$0	$413,188,314
Total Investments	$50,012,492	$363,175,822	$0	$413,188,314
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $19,885,848, representing 4.8% of the
Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $35,220, collateralized by non-cash collateral, such as U.S.
government securities of $37,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $6,222,020, representing 1.5%
of the Fund's net assets.

(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(F)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At April 30, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(G)	Security deemed worthless.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $371,575,001) (including securities loaned of $35,220)	$413,188,314
Foreign currency, at value (cost $131,258)	129,392
Receivables and other assets:
Investments sold	5,062,409
Net income from securities lending	89
Dividends	679,485
Tax reclaims	3,760
Prepaid expenses	11,649
Total assets	419,075,098
Liabilities:
Payables and other liabilities:
Investments purchased	2,695,044
Interest expense	3,966
Shares of beneficial interest redeemed	4,932
Foreign capital gains tax	68,810
Due to custodian	690,474
Investment management fees	259,056
Transfer agent fees	2,510
Trustee and CCO fees	2,755
Audit and tax fees	14,854
Custody fees	30,528
Legal fees	3,373
Printing and shareholder reports fees	824
Other accrued expenses	5,742
Total liabilities	3,782,868
Net assets	$415,292,230
Net assets consist of:
Paid-in capital	$615,479,001
Total distributable earnings (accumulated losses)	(200,186,771)
Net assets	$415,292,230
Net assets by class:
Class I	$13,365
Class I2	413,630,210
Class R6	1,648,655
Shares outstanding (unlimited shares, no par value):
Class I	1,081
Class I2	33,484,115
Class R6	132,706
Net asset value per share: (A)
Class I	$12.36
Class I2	12.35
Class R6	12.42

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$3,764,121
Interest income	53,987
Net income from securities lending	5,781
Withholding taxes on foreign income	(412,753)
Total investment income	3,411,136
Expenses:
Investment management fees	1,410,218
Transfer agent fees:
Class I	134
Class I2	13,437
Class R6	182
Trustee and CCO fees	9,719
Audit and tax fees	19,800
Custody fees	65,623
Legal fees	12,035
Printing and shareholder reports fees	2,871
Registration fees	24,263
Interest	4,306
Other	11,997
Total expenses before waiver and/or reimbursement and recapture	1,574,585
Expenses waived and/or reimbursed:
Class I	(57)
Class R6	(168)
Recapture of previously waived and/or reimbursed fees:
Class I	84
Class I2	24,630
Class R6	1,676
Net expenses	1,600,750
Net investment income (loss)	1,810,386
Net realized gain (loss) on:
Investments	16,876,707
Foreign currency transactions	(152,785)
Net realized gain (loss)	16,723,922
Net change in unrealized appreciation (depreciation) on:
Investments	42,758,497 (A)
Translation of assets and liabilities denominated in foreign currencies	4,814
Net change in unrealized appreciation (depreciation)	42,763,311
Net realized and change in unrealized gain (loss)	59,487,233
Net increase (decrease) in net assets resulting from operations	$61,297,619

(A)	Includes net change in foreign capital gains tax of $274,897.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,810,386	$2,565,894
Net realized gain (loss)	16,723,922	4,141,077
Net change in unrealized appreciation (depreciation)	42,763,311	37,740,894
Net increase (decrease) in net assets resulting from operations	61,297,619	44,447,865
Dividends and/or distributions to shareholders:
Class I	(5,972)	—
Class I2	(3,930,037)	(169,875)
Class R6	(67,389)	(10,804)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,003,398)	(180,679)
Capital share transactions:
Proceeds from shares sold:
Class I	12,399	40
Class I2	192,184,143	50,885,215
Class R6	977	3,337,656
	192,197,519	54,222,911
Dividends and/or distributions reinvested:
Class I	5,972	—
Class I2	3,930,037	169,875
Class R6	67,389	10,804
	4,003,398	180,679
Cost of shares redeemed:
Class I	(647,475)	(3,624,805)
Class I2	(30,917,081)	(16,023,872)
Class R6	(6,738,512)	(4,701,265)
	(38,303,068)	(24,349,942)
Net increase (decrease) in net assets resulting from capital share transactions	157,897,849	30,053,648
Net increase (decrease) in net assets	215,192,070	74,320,834
Net assets:
Beginning of period/year	200,100,160	125,779,326
End of period/year	$415,292,230	$200,100,160
Capital share transactions - shares:
Shares issued:
Class I	1,080	6
Class I2	18,068,547	5,481,254
Class R6	89	412,704
	18,069,716	5,893,964
Shares reinvested:
Class I	566	—
Class I2	372,869	21,129
Class R6	6,357	1,335
	379,792	22,464
Shares redeemed:
Class I	(56,796)	(449,242)
Class I2	(2,726,454)	(1,928,891)
Class R6	(584,387)	(515,023)
	(3,367,637)	(2,893,156)
Net increase (decrease) in shares outstanding:
Class I	(55,150)	(449,236)
Class I2	15,714,962	3,573,492
Class R6	(577,941)	(100,984)
	15,081,871	3,023,272
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.80	$8.10	$7.00	$6.59	$11.81	$9.90
Investment operations:
Net investment income (loss) (A)	0.06	0.14	0.12	0.13	0.25	0.19
Net realized and unrealized gain (loss)	1.61	2.56	1.18	0.48	(4.30)	1.78
Total investment operations	1.67	2.70	1.30	0.61	(4.05)	1.97
Contributions from affiliate	—	—	—	—	0.01 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	—	(0.20)	(0.20)	(0.14)	(0.06)
Net realized gains	—	—	—	—	(1.04)	—
Total dividends and/or distributions to shareholders	(0.11)	—	(0.20)	(0.20)	(1.18)	(0.06)
Net asset value, end of period/year	$12.36	$10.80	$8.10	$7.00	$6.59	$11.81
Total return	15.60%(C)	33.33%	18.94%	9.13%	(37.56)%(B)	19.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$607	$4,094	$5,593	$5,366	$8,503
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96%(D)	1.07%	1.04%	1.02%	0.97%	0.97%(E)
Including waiver and/or reimbursement and recapture	0.98%(D)	0.98%	0.98%	0.98%	0.97%	0.97%(E)(F)
Net investment income (loss) to average net assets	1.09%(D)	1.58%	1.62%	1.67%	2.80%	1.57%
Portfolio turnover rate	22%(C)	35%	71%	68%	66%	85%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.79	$8.11	$7.01	$6.60	$11.82	$9.90
Investment operations:
Net investment income (loss) (A)	0.06	0.16	0.14	0.13	0.26	0.12
Net realized and unrealized gain (loss)	1.61	2.53	1.17	0.49	(4.30)	1.87
Total investment operations	1.67	2.69	1.31	0.62	(4.04)	1.99
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.01)	(0.21)	(0.21)	(0.14)	(0.07)
Net realized gains	—	—	—	—	(1.04)	—
Total dividends and/or distributions to shareholders	(0.11)	(0.01)	(0.21)	(0.21)	(1.18)	(0.07)
Net asset value, end of period/year	$12.35	$10.79	$8.11	$7.01	$6.60	$11.82
Total return	15.66%(B)	33.24%	19.02%	9.23%	(37.55)%	20.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$413,630	$191,781	$115,068	$348,221	$749,653	$1,323,558
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(C)	0.97%	0.94%	0.92%	0.87%	0.87%(D)
Including waiver and/or reimbursement and recapture	0.88%(C)	0.95%	0.91%	0.92%	0.87%	0.87%(D)
Net investment income (loss) to average net assets	1.00%(C)	1.78%	1.78%	1.74%	2.90%	0.98%
Portfolio turnover rate	22%(B)	35%	71%	68%	66%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$10.85	$8.15	$7.04	$6.64	$11.82	$12.58
Investment operations:
Net investment income (loss) (B)	0.05	0.16	0.12	0.12	0.24	0.09
Net realized and unrealized gain (loss)	1.63	2.55	1.20	0.49	(4.30)	(0.85)(C)
Total investment operations	1.68	2.71	1.32	0.61	(4.06)	(0.76)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.01)	(0.21)	(0.21)	(0.08)	—
Net realized gains	—	—	—	—	(1.04)	—
Total dividends and/or distributions to shareholders	(0.11)	(0.01)	(0.21)	(0.21)	(1.12)	—
Net asset value, end of period/year	$12.42	$10.85	$8.15	$7.04	$6.64	$11.82
Total return	15.65%(D)	33.34%	19.03%	9.17%	(37.58)%	(5.96)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,649	$7,712	$6,617	$5,747	$49,613	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(E)	0.97%	0.94%	0.92%	0.87%	0.87%(E)(F)
Including waiver and/or reimbursement and recapture	0.93%(E)	0.95%	0.91%	0.92%	0.87%	0.87%(E)(F)
Net investment income (loss) to average net assets	0.89%(E)	1.79%	1.59%	1.58%	2.92%	1.73%(E)
Portfolio turnover rate	22%(D)	35%	71%	68%	66%	85%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $5,875.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended April 30, 2026, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$3,962,500	8	4.89%
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Frontier markets risk: Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Country focus risk: To the extent the Fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
China risk: China and other emerging market countries may be subject to considerable degrees of economic, political and social instability. Markets in China and other Asian countries are relatively new and undeveloped. China’s economic health is largely dependent upon exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has given rise to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition,the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
Taiwan risk: The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$398,057,602	95.85%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.79%
Over $250 million up to $500 million	0.75
Over $500 million	0.70
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	0.98%	March 1, 2027
Class I2, Class R6	0.95	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class I	$—	$2,331	$1,790	$57	$4,178

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$13,752	$2,510
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$234,246,276	$—	$77,836,957	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$371,575,001	$105,950,004	$(64,336,691)	$41,613,313
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Emerging Markets Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 TA EME 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Energy Infrastructure
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 73.7%
Electric Utilities - 2.0%
Entergy Corp.	27,253	$ 3,213,401
Energy Equipment & Services - 3.3%
Archrock, Inc.	63,175	2,448,031
Kodiak Gas Services, Inc.	41,363	2,804,412
		5,252,443
Gas Utilities - 2.9%
AltaGas Ltd.	64,827	2,429,670
National Fuel Gas Co.	7,580	639,600
Southwest Gas Holdings, Inc.	17,008	1,599,603
		4,668,873
Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	52,499	2,291,581
Sempra	32,762	3,116,322
		5,407,903
Oil, Gas & Consumable Fuels - 62.2%
Antero Midstream Corp.	241,071	5,269,812
BP PLC, ADR	16,935	802,380
Cheniere Energy, Inc.	53,441	14,693,603
Chevron Corp.	2,035	393,386
DT Midstream, Inc.	32,496	4,809,083
Enbridge, Inc. (A)	152,188	8,434,259
Excelerate Energy, Inc., Class A	44,572	1,555,563
Hess Midstream LP, Class A	68,804	2,690,236
Kinder Morgan, Inc.	217,384	7,145,412
Marathon Petroleum Corp.	8,264	2,051,869
Occidental Petroleum Corp.	13,345	808,440
ONEOK, Inc.	103,441	9,564,155
Pembina Pipeline Corp. (A)	69,096	3,214,346
Plains GP Holdings LP, Class A (B)	196,972	4,815,965
Rockpoint Gas Storage, Inc., Class A	39,021	850,887
Sunococorp LLC	38,972	2,598,653
Targa Resources Corp.	24,009	6,244,261
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
TC Energy Corp.	113,550	$ 7,599,901
Venture Global, Inc., Class A	96,190	1,276,441
Williams Cos., Inc.	205,213	15,659,804
		100,478,456
Total Common Stocks (Cost $71,664,526)		119,021,076
MASTER LIMITED PARTNERSHIPS - 24.3% (C)
Oil, Gas & Consumable Fuels - 24.3%
Energy Transfer LP	621,621	12,550,528
Enterprise Products Partners LP	330,219	12,779,475
Global Partners LP	13,608	656,450
MPLX LP	122,858	6,913,220
Plains All American Pipeline LP	9,469	217,976
Western Midstream Partners LP	138,943	6,041,242
Total Master Limited Partnerships (Cost $26,699,600)		39,158,891

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.35% (D), dated 04/30/2026, to be repurchased at $3,140,499 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $3,203,394.	$ 3,140,382	3,140,382
Total Repurchase Agreement (Cost $3,140,382)		3,140,382
Total Investments (Cost $101,504,508)		161,320,349
Net Other Assets (Liabilities) - 0.1%		137,566
Net Assets - 100.0%		$ 161,457,915
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$119,021,076	$—	$—	$119,021,076
Master Limited Partnerships	39,158,891	—	—	39,158,891
Repurchase Agreement	—	3,140,382	—	3,140,382
Total Investments	$158,179,967	$3,140,382	$—	$161,320,349
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $11,528,434, collateralized by non-cash collateral, such as U.S.
government securities of $11,795,776. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.

(D)	Rate disclosed reflects the yield at April 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $98,364,126) (including securities loaned of $11,528,434)	$158,179,967
Repurchase agreement, at value (cost $3,140,382)	3,140,382
Receivables and other assets:
Investments sold	408,884
Net income from securities lending	668
Shares of beneficial interest sold	41,036
Dividends	265,873
Interest	118
Prepaid expenses	16,533
Total assets	162,053,461
Liabilities:
Payables and other liabilities:
Investments purchased	72,881
Shares of beneficial interest redeemed	4,249
Due to custodian	331,729
Investment management fees	133,784
Distribution and service fees	11,668
Transfer agent fees	8,020
Trustee and CCO fees	396
Audit and tax fees	20,566
Custody fees	2,334
Legal fees	1,366
Printing and shareholder reports fees	427
Other accrued expenses	8,126
Total liabilities	595,546
Net assets	$161,457,915
Net assets consist of:
Paid-in capital	$234,308,386
Total distributable earnings (accumulated losses)	(72,850,471)
Net assets	$161,457,915
Net assets by class:
Class A	$41,020,798
Class C	4,562,787
Class I	50,081,722
Class I2	65,792,608
Shares outstanding (unlimited shares, no par value):
Class A	3,786,693
Class C	421,587
Class I	4,626,883
Class I2	6,074,055
Net asset value per share: (A)
Class A	$10.83
Class C	10.82
Class I	10.82
Class I2	10.83
Maximum offering price per share: (B)
Class A	$11.46

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$2,791,305
Interest income	26,218
Net income from securities lending	22,745
Withholding taxes on foreign income	(67,796)
Total investment income	2,772,472
Expenses:
Investment management fees	722,817
Distribution and service fees:
Class A	44,615
Class C	19,797
Transfer agent fees:
Class A	15,827
Class C	2,637
Class I	20,634
Class I2	2,168
Trustee and CCO fees	2,857
Audit and tax fees	18,334
Custody fees	4,252
Legal fees	4,334
Printing and shareholder reports fees	7,321
Registration fees	27,891
Other	16,597
Total expenses before waiver and/or reimbursement and recapture	910,081
Expenses waived and/or reimbursed:
Class C	(50)
Recapture of previously waived and/or reimbursed fees:
Class C	937
Net expenses	910,968
Net investment income (loss)	1,861,504
Net realized gain (loss) on:
Investments	6,611,877
Foreign currency transactions	(6,447)
Net realized gain (loss)	6,605,430
Net change in unrealized appreciation (depreciation) on:
Investments	28,362,859
Net realized and change in unrealized gain (loss)	34,968,289
Net increase (decrease) in net assets resulting from operations	$36,829,793
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$1,861,504	$3,608,305
Net realized gain (loss)	6,605,430	17,178,733
Net change in unrealized appreciation (depreciation)	28,362,859	(11,195,135)
Net increase (decrease) in net assets resulting from operations	36,829,793	9,591,903
Dividends and/or distributions to shareholders:
Class A	(720,574)	(794,740)
Class C	(64,918)	(83,704)
Class I	(854,290)	(1,175,163)
Class I2	(1,261,642)	(1,464,472)
Return of capital:
Class A	—	(476,695)
Class C	—	(50,206)
Class I	—	(704,878)
Class I2	—	(878,414)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,901,424)	(5,628,272)
Capital share transactions:
Proceeds from shares sold:
Class A	2,275,403	4,780,871
Class C	437,089	477,949
Class I	12,719,430	33,228,257
Class I2	27,018	1,307,720
	15,458,940	39,794,797
Dividends and/or distributions reinvested:
Class A	680,822	1,196,548
Class C	63,756	131,857
Class I	849,427	1,869,890
Class I2	1,261,642	2,342,886
	2,855,647	5,541,181
Cost of shares redeemed:
Class A	(3,156,645)	(8,201,725)
Class C	(206,933)	(1,279,368)
Class I	(6,905,803)	(37,410,173)
Class I2	(1,437,766)	(6,848,631)
	(11,707,147)	(53,739,897)
Automatic conversions:
Class A	169,224	599,338
Class C	(169,224)	(599,338)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	6,607,440	(8,403,919)
Net increase (decrease) in net assets	40,535,809	(4,440,288)
Net assets:
Beginning of period/year	120,922,106	125,362,394
End of period/year	$161,457,915	$120,922,106
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	246,505	539,225
Class C	47,580	53,337
Class I	1,305,177	3,803,298
Class I2	2,703	149,378
	1,601,965	4,545,238
Shares reinvested:
Class A	71,693	134,560
Class C	6,706	14,822
Class I	88,932	210,541
Class I2	132,857	263,462
	300,188	623,385
Shares redeemed:
Class A	(337,089)	(930,178)
Class C	(22,381)	(145,740)
Class I	(701,876)	(4,247,304)
Class I2	(140,758)	(746,424)
	(1,202,104)	(6,069,646)
Automatic conversions:
Class A	17,903	66,873
Class C	(17,913)	(66,952)
	(10)	(79)
Net increase (decrease) in shares outstanding:
Class A	(988)	(189,520)
Class C	13,992	(144,533)
Class I	692,233	(233,465)
Class I2	(5,198)	(333,584)
	700,039	(901,102)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.30	$6.43	$7.03	$6.84	$4.73
Investment operations:
Net investment income (loss) (A)	0.12	0.22	0.19	0.22	0.05	0.11
Net realized and unrealized gain (loss)	2.39	0.34	2.17	(0.55)	0.43	2.27
Total investment operations	2.51	0.56	2.36	(0.33)	0.48	2.38
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.22)	(0.33)	(0.27)	—	—
Return of capital	—	(0.13)	(0.16)	—	(0.29)	(0.27)
Total dividends and/or distributions to shareholders	(0.19)	(0.35)	(0.49)	(0.27)	(0.29)	(0.27)
Net asset value, end of period/year	$10.83	$8.51	$8.30	$6.43	$7.03	$6.84
Total return (D)	29.84%(E)	6.60%	38.40%	(4.73)%	7.30%(C)	51.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,021	$32,243	$33,007	$27,310	$32,347	$20,495
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51%(F)	1.53%	1.55%	1.57%	1.54%	1.60%
Including waiver and/or reimbursement and recapture	1.51%(F)	1.53%	1.55%	1.59%	1.60%	1.60%(G)
Net investment income (loss) to average net assets	2.53%(F)	2.46%	2.59%	3.31%	0.73%	1.72%
Portfolio turnover rate	19%(E)	53%	55%	15%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.29	$6.42	$7.02	$6.83	$4.71
Investment operations:
Net investment income (loss) (A)	0.08	0.15	0.13	0.17	0.03	0.07
Net realized and unrealized gain (loss)	2.38	0.34	2.17	(0.55)	0.40	2.28
Total investment operations	2.46	0.49	2.30	(0.38)	0.43	2.35
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.17)	(0.29)	(0.22)	—	—
Return of capital	—	(0.10)	(0.14)	—	(0.24)	(0.23)
Total dividends and/or distributions to shareholders	(0.15)	(0.27)	(0.43)	(0.22)	(0.24)	(0.23)
Net asset value, end of period/year	$10.82	$8.51	$8.29	$6.42	$7.02	$6.83
Total return (D)	29.21%(E)	5.83%	37.32%	(5.51)%	6.42%(C)	50.48%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,563	$3,467	$4,578	$4,469	$6,753	$7,313
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.31%(F)	2.32%	2.33%	2.35%	2.33%	2.39%
Including waiver and/or reimbursement and recapture	2.35%(F)	2.35%	2.35%	2.35%(G)	2.35%	2.35%
Net investment income (loss) to average net assets	1.66%(F)	1.65%	1.81%	2.56%	0.38%	1.13%
Portfolio turnover rate	19%(E)	53%	55%	15%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.29	$6.42	$7.03	$6.84	$4.72
Investment operations:
Net investment income (loss) (A)	0.13	0.24	0.21	0.25	0.08	0.11
Net realized and unrealized gain (loss)	2.38	0.35	2.17	(0.57)	0.43	2.30
Total investment operations	2.51	0.59	2.38	(0.32)	0.51	2.41
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.23)	(0.34)	(0.29)	—	—
Return of capital	—	(0.14)	(0.17)	—	(0.32)	(0.29)
Total dividends and/or distributions to shareholders	(0.20)	(0.37)	(0.51)	(0.29)	(0.32)	(0.29)
Net asset value, end of period/year	$10.82	$8.51	$8.29	$6.42	$7.03	$6.84
Total return	29.88%(D)	7.00%	38.81%	(4.56)%	7.75%(C)	51.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,082	$33,468	$34,564	$35,971	$51,296	$36,098
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28%(E)	1.29%	1.28%	1.28%	1.26%	1.28%
Including waiver and/or reimbursement and recapture	1.28%(E)	1.29%	1.28%	1.28%	1.26%	1.28%
Net investment income (loss) to average net assets	2.78%(E)	2.68%	2.90%	3.65%	1.18%	1.70%
Portfolio turnover rate	19%(D)	53%	55%	15%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.51	$8.30	$6.43	$7.03	$6.84	$4.72
Investment operations:
Net investment income (loss) (A)	0.13	0.25	0.22	0.25	0.15	0.14
Net realized and unrealized gain (loss)	2.40	0.34	2.17	(0.55)	0.36	2.28
Total investment operations	2.53	0.59	2.39	(0.30)	0.51	2.42
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.24)	(0.35)	(0.30)	—	—
Return of capital	—	(0.14)	(0.17)	—	(0.32)	(0.30)
Total dividends and/or distributions to shareholders	(0.21)	(0.38)	(0.52)	(0.30)	(0.32)	(0.30)
Net asset value, end of period/year	$10.83	$8.51	$8.30	$6.43	$7.03	$6.84
Total return	30.05%(B)	6.97%	38.90%	(4.32)%	7.78%	52.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,792	$51,744	$53,213	$53,763	$57,944	$154,852
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%(C)	1.19%	1.18%	1.18%	1.16%	1.18%
Including waiver and/or reimbursement and recapture	1.18%(C)	1.19%	1.18%	1.18%	1.16%	1.18%
Net investment income (loss) to average net assets	2.85%(C)	2.79%	3.01%	3.69%	2.23%	2.25%
Portfolio turnover rate	19%(B)	53%	55%	15%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Energy Infrastructure (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Energy sector risk: Under normal circumstances, the Fund concentrates its investments in industries in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Investing in the energy sector involves a number of risks. Please refer to the Prospectus for additional details.
Industry concentration risk: The Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.
Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The MLP entities in which the Fund invests are typically focused in the energy sector. A downturn in the energy sector could have an adverse impact on the Fund. Energy MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy sector of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of the Fund's investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$63,146,191	39.11%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	1.054%
Over $250 million up to $500 million	1.040
Over $500 million up to $1 billion	0.960
Over $1 billion up to $2 billion	0.850
Over $2 billion	0.800
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.60%	March 1, 2027
Class C	2.35	March 1, 2027
Class I	1.31	March 1, 2027
Class I2	1.21	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class C	$591	$612	$557	$50	$1,810

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$45,651	$—
Class C	—	31
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$40,680	$7,764
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$32,753,612	$—	$25,573,237	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$101,504,508	$59,827,215	$(11,374)	$59,815,841
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Energy Infrastructure

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA ENGY INFRA 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Floating Rate
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 86.9%
Aerospace & Defense - 1.8%
Air Comm Corp. LLC Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (A), 12/11/2031	$ 944,402	$ 947,157
Barnes Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 01/27/2032 (B)	615,334	615,526
BG MS U.S. Holding LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.45% (A), 10/22/2032	750,000	750,313
TransDigm, Inc.
Term Loan J, 1-Month Term SOFR + 2.50%, 6.15% (A), 02/28/2031	490,022	490,757
Term Loan K, 1-Month Term SOFR + 2.25%, 5.90% (A), 03/22/2030	992,487	993,913
Term Loan N, 1-Month Term SOFR + 2.50%, 6.15% (A), 02/13/2033 (B)	500,000	500,625
		4,298,291
Automobile Components - 0.8%
American Axle & Manufacturing, Inc. Term Loan C, 3-Month Term SOFR + 3.25%, 7.01% (A), 02/03/2033	940,500	939,324
Clarios Global LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 05/06/2030	406,680	408,205
Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 01/28/2032	497,500	499,677
First Brands Group LLC
DIP Term Loan, 1-Month Term SOFR + 10.00%, 13.66% (A), 06/29/2026 (C)	677,793	162,670
Term Loan, 3-Month Term SOFR + 5.00%, 10.78% (A), 03/30/2027 (C)(D)(E)(F)	643,818	1,610
Term Loan B, 1-Month Term SOFR + 7.00%, 10.67% (A), 06/29/2026 (C)(D)(E)(F)	1,383,398	3,458
		2,014,944
Beverages - 0.8%
Naked Juice LLC FLFO Term Loan, 3-Month Term SOFR + 5.50%, 9.20% (A), 01/24/2029	1,000,000	995,500
Primo Brands Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.43% (A), 03/31/2031	500,000	502,916
Sazerac Co., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (A), 07/09/2032	498,750	498,127
		1,996,543
	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.5%
Genmab AS Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (A), 12/13/2032	$ 487,500	$ 490,242
Grifols Worldwide Operations USA, Inc. Term Loan B, 6-Month Term SOFR + 2.50%, 6.19% (A), 04/14/2033	750,000	750,750
		1,240,992
Building Products - 2.4%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 09/08/2032	914,596	912,944
EMRLD Borrower LP Term Loan B, 3-Month Term SOFR + 2.25%, 5.95% (A), 08/04/2031	985,056	985,733
Groundworks LLC Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (A), 03/14/2031	983,456	985,914
Hobbs & Associates LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 07/23/2031	495,911	494,300
OEP Glass Purchaser LLC Term Loan B, 3-Month Term SOFR + 4.00%, 9.75% (A), 03/07/2033	250,000	249,375
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (A), 02/10/2032	247,500	247,569
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.90% (A), 04/14/2031	1,592,902	1,594,396
Term Loan B2, 1-Month Term SOFR + 2.25%, 5.90% (A), 03/19/2029	336,140	336,377
		5,806,608
Chemicals - 1.9%
M2S Group Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 8.41% (A), 08/25/2031 (B)	1,066,379	1,052,605
Mativ Holdings, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.15% (A), 04/04/2033 (B)	525,000	519,750
Minerals Technologies, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (A), 11/26/2031	395,000	395,740
Olympus Water U.S. Holding Corp. Term Loan, 3-Month Term SOFR + 3.00%, 6.70% (A), 06/20/2031	394,013	388,759
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
SCIH Salt Holdings, Inc. Repriced Term Loan B, 6-Month Term SOFR + 2.75%, 6.35% (A), 01/31/2029	$ 1,419,555	$ 1,423,814
USALCO LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.15% (A), 09/30/2031	840,759	839,358
		4,620,026
Commercial Services & Supplies - 13.0%
American Auto Auction Group LLC Term Loan, 3-Month Term SOFR + 4.50%, 8.20% (A), 05/28/2032	1,759,775	1,755,375
American Residential Services LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (A), 02/02/2032	497,494	497,494
Ankura Consulting Group LLC Repriced Term Loan B, 3-Month Term SOFR + 3.50%, 7.17% (A), 12/29/2031	1,018,679	979,205
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 07/16/2032	496,250	495,009
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.00%, 5.66% (A), 10/16/2031	1,231,336	1,237,108
BIFM U.S. Finance LLC Repriced Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 05/31/2028	985,371	987,835
Cleanova U.S. Holdings LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.42% (A), 06/14/2032	597,000	589,537
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (A), 11/02/2029	369,355	369,355
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 10/01/2031	1,194,966	1,197,527
Ensemble RCM LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.66% (A), 02/09/2033	1,000,000	991,250
Filtration Group Corp. Term Loan, 1-Month Term SOFR + 2.50%, 6.15% (A), 10/21/2028	561,543	562,245
First Advantage Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.45% (A), 10/31/2031	701,299	691,218
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (A), 02/01/2029	556,612	555,453
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Grant Thornton Advisors LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 06/02/2031	$ 1,161,689	$ 1,126,258
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.41% (A), 06/30/2028	1,075,891	833,815
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (A), 10/21/2030	980,000	978,162
Imagefirst Holdings LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 03/12/2032	744,375	742,514
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.45% (A), 10/07/2032	1,000,000	811,071
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 8.52% (A), 02/18/2028	840,162	520,900
KUEHG Corp. Term Loan, 3-Month Term SOFR + 2.75%, 6.45% (A), 06/12/2030	522,368	486,238
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.02% (A), 08/31/2028	1,393,260	1,379,328
Madison IAQ LLC Repriced Term Loan, 6-Month Term SOFR + 2.75%, 6.38% (A), 11/08/2032	831,292	832,980
Mavis Tire Express Services Corp. Repriced Term Loan, 6-Month Term SOFR + 3.00%, 6.67% (A), 05/04/2028	136,483	136,568
Mister Car Wash Holdings, Inc. Term Loan B, TBD, 03/27/2031 (B)(F)	500,000	501,625
NAB Holdings LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.20% (A), 11/23/2028	287,413	266,575
Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 12/12/2031	387,227	387,271
Plastipak Packaging, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 09/24/2032	497,500	495,323
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.90% (A), 12/15/2028	1,299,223	1,187,707
Prime Security Services Borrower LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (A), 10/13/2030	884,481	884,955
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.15% (A), 11/05/2032	$ 1,183,485	$ 1,163,268
Spin Holdco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 7.93% (A), 09/04/2030	694,325	483,714
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.25%, 6.90% (A), 04/14/2031	1,475,038	1,403,129
Trans Union LLC Term Loan B9, 1-Month Term SOFR + 1.75%, 5.40% (A), 06/24/2031	246,875	246,752
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 7.75% (A), 11/02/2027	591,180	562,606
Upbound Group, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.43% (A), 08/13/2032	1,619,620	1,621,645
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.70% (A), 12/02/2030	1,472,525	1,421,446
Vestis Corp.
Term Loan, 3-Month Term SOFR + 2.25%, 5.92% (A), 02/22/2031	248,684	242,053
Term Loan A2, 3-Month Term SOFR + 2.25%, 6.30% (A), 09/29/2028	147,624	144,672

VM Consolidated, Inc. Term Loan, 1-Month Term SOFR + 2.00%, 5.65% (A), 10/01/2032	489,489	491,324
VT Topco, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 6.65% (A), 08/09/2030	983,787	967,063
Wash Multifamily Parent, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 09/10/2032	500,000	501,250
		31,728,823
Communications Equipment - 1.2%
Aventiv Technologies LLC Term Loan, 3-Month Term SOFR + 7.50%, 11.46% (A), 09/30/2026	444,683	438,012
Coral-U.S. Co-Borrower LLC
Term Loan B6, 1-Month Term SOFR + 3.00%, 6.77% (A), 10/15/2029	706,917	706,033
Term Loan B7, 3-Month Term SOFR + 3.25%, 6.92% (A), 01/31/2032	275,000	273,740
	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment (continued)
GoTo Group, Inc.
Term Loan, 3-Month Term SOFR + 4.75%, 8.58% (A), 04/28/2028	$ 539,763	$ 439,232
Term Loan, 3-Month Term SOFR + 4.75%, 8.58% (A), 04/28/2028	357,853	98,410

Level 3 Financing, Inc. Repriced Term Loan B4, 1-Month Term SOFR + 3.25%, 6.90% (A), 03/29/2032	500,000	501,042
Zayo Group Holdings, Inc. Term Loan, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (G)	524,305	522,258
		2,978,727
Construction & Engineering - 0.9%
AGI-CFI Acquisition Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.20% (A), 03/25/2033	500,000	498,437
Azuria Water Solutions, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.50% (A), 04/25/2033	529,412	527,096
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.02% (A), 06/23/2028	987,080	983,379
Salas O'Brien, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 6.40% (A), 01/31/2033	221,428	221,982
		2,230,894
Consumer Staples Distribution & Retail - 6.2%
Boots Group Bidco Ltd. Term Loan, 3-Month Term SOFR + 3.25%, 6.92% (A), 08/30/2032	793,013	796,977
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.27% (A), 03/31/2028	1,061,941	1,064,596
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.94% (A), 06/29/2029	1,267,797	1,148,412
EG America LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 02/10/2031	1,350,000	1,350,000
Flynn Restaurant Group LP Term Loan, 1-Month Term SOFR + 3.75%, 7.40% (A), 01/28/2032	2,011,151	1,997,576
Great Outdoors Group LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 01/23/2032	1,418,115	1,424,911
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 12/16/2030	$ 1,469,122	$ 1,471,775
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.50% (A), 06/06/2031	625,227	522,690
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.67% (A), 03/15/2033	675,000	666,394
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (A), 02/03/2031	650,000	645,009
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.65% (A), 08/18/2032	2,224,370	2,230,858
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 9.41% (A), 09/04/2029	640,250	597,900
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.92% (A), 10/19/2029	1,061,563	1,056,255
		14,973,353
Containers & Packaging - 5.0%
Anchor Glass Container Corp. Exit Term Loan, 3-Month Term SOFR + 5.25%, 8.95% (A), 10/08/2030 (C)	314,063	296,790
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.93% (A), 06/07/2031	949,413	934,104
Canister International Group, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 6.65% (A), 03/22/2029	1,477,456	1,471,299
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 04/01/2032	841,239	778,278
Graham Packaging Co., Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (A), 01/26/2033	1,000,000	997,917
Klockner-Pentaplast of America, Inc. Term Loan, 3-Month Term SOFR + 2.00%, PIK Rate 5.00%, Cash Rate 0.00%, 01/30/2031 (G)	378,273	328,624
Owens-Illinois, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.65% (A), 09/30/2032	872,812	860,811
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Pregis TopCo Corp. Refinancing Term Loan, 1-Month Term SOFR + 4.00%, 7.65% (A), 02/01/2029	$ 1,873,479	$ 1,872,810
Proampac PG Borrower LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.65% (A), 03/07/2033	1,924,779	1,878,103
Sword Purchaser LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.65% (A), 04/11/2033	997,000	967,624
TricorBraun Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 6.90% (A), 03/03/2031	485,862	464,150
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.45% (A), 09/15/2028	1,323,617	1,244,862
		12,095,372
Distributors - 1.6%
BCPE Empire Holdings, Inc. 10th Amendment Term Loan, 1-Month Term SOFR + 3.50%, 7.15% (A), 12/29/2032	950,000	947,919
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.65% (A), 05/21/2032	995,000	993,341
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.17% (A), 02/19/2030	1,333,125	1,339,791
Resideo Funding, Inc. Term Loan, 3-Month Term SOFR + 2.00%, 5.67% (A), 08/13/2032	497,500	497,500
		3,778,551
Electric Utilities - 1.2%
Cornerstone Generation LLC Term Loan B, 3-Month Term SOFR + 2.25%, 5.91% (A), 08/11/2032	986,683	987,916
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (A), 05/01/2031	1,190,733	1,191,477
MRP Buyer LLC
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 3.25% (A), 06/04/2032	84,422	84,370
Term Loan, 3-Month Term SOFR + 3.25%, 6.95% (A), 06/04/2032	661,996	661,582
		2,925,345
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (A), 03/19/2032	$ 561,027	$ 561,728
Electronic Equipment, Instruments & Components - 1.2%
Antylia Scientific Term Loan, 3-Month Term SOFR + 4.00%, 7.69% (A), 05/27/2032	1,243,750	1,225,094
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.66% (A), 12/02/2031	1,135,080	1,141,323
TCP Sunbelt Acquisition Co. Term Loan B, 3-Month Term SOFR + 4.25%, 7.92% (A), 10/24/2031	518,438	518,113
		2,884,530
Energy Equipment & Services - 0.8%
C&D Technologies, Inc. Term Loan, 1-Month Term SOFR + 5.75%, 9.52% (A), 12/20/2026	1,376,533	1,225,114
Star Holding LLC 1st Lien Term Loan B, 1-Month Term SOFR + 4.50%, 8.15% (A), 07/31/2031	734,392	726,360
		1,951,474
Financial Services - 1.1%
Azorra Soar TLB Finance Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (A), 10/18/2029	498,738	500,608
Chicago U.S. Midco III LP Term Loan, 1-Month Term SOFR + 2.50%, 6.15% (A), 11/01/2032	500,646	500,803
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 09/15/2031	496,244	491,936
Guggenheim Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.20% (A), 11/26/2031	148,125	148,433
June Purchaser LLC Term Loan, 3-Month Term SOFR + 2.75%, 6.45% (A), 11/28/2031	381,857	382,621
Jupiter Borrower, Inc. Term Loan B, TBD, 03/25/2033 (B)(F)	750,000	751,875
		2,776,276
Food Products - 5.9%
Aspire Bakeries Holdings LLC Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.65% (A), 12/23/2030	990,000	992,062
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
B&G Foods, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.15% (A), 10/10/2029	$ 1,234,972	$ 1,191,748
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.77% (A), 06/09/2028	1,210,923	1,204,616
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 08/23/2029	144,962	145,325
Del Monte Foods, Inc.
Term Loan, 3-Month Term SOFR + 8.00%, PIK Rate 3.00%, Cash Rate 0.00%, 08/02/2028 (C)(D)(E)(G)(H)(I)(J)(K)	112,572	0

Term Loan, TBD, 08/02/2028 (C)(D)(E)(F)(H)(I)(J)(K)	1,037,745	0
Term Loan, 1-Month Term SOFR + 9.50%, 13.26% (A), 06/01/2026 (C)(J)	660,578	251,020

Fiesta Purchaser, Inc. Repriced Term Loan, 1-Month Term SOFR + 2.75%, 6.40% (A), 02/12/2031	1,179,112	1,163,964
Froneri Lux Finco SARL Term Loan B6, 6-Month Term SOFR + 2.25%, 5.88% (A), 09/30/2032	498,750	494,896
Max U.S. Bidco, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.70% (A), 10/02/2030	1,130,960	918,501
Monogram Food Solutions LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.52% (A), 08/28/2028	1,724,911	1,722,755
Nomad Foods Europe Midco Ltd. Term Loan B, 6-Month Term SOFR + 2.50%, 6.28% (A), 10/28/2032	1,940,400	1,888,859
Snacking Investments Bidco Pty. Ltd. Term Loan B, 3-Month Term SOFR + 3.00%, 6.66% (A), 10/29/2032	1,496,250	1,499,289
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (A), 03/12/2029	985,050	986,281
Treehouse Foods, Inc. Term Loan B, 1-Month Term SOFR + 4.25%, 7.90% (A), 02/11/2033	800,000	805,500
Upfield BV Term Loan B15, 6-Month Term SOFR + 4.25%, 7.84% (A), 10/31/2030	1,050,000	1,031,625
		14,296,441
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 1.9%
Bausch & Lomb Corp. Repriced Term Loan, 1-Month Term SOFR + 3.75%, 7.40% (A), 01/15/2031	$ 2,211,519	$ 2,221,194
Hologic, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (A), 04/07/2033	1,200,000	1,193,626
QuidelOrtho Corp. Term Loan, 1-Month Term SOFR + 4.00%, 7.65% (A), 08/20/2032	1,248,353	1,209,342
		4,624,162
Health Care Providers & Services - 5.1%
ADMI Corp.
Term Loan B3, 1-Month Term SOFR + 3.75%, 7.52% (A), 12/23/2027	1,121,329	1,066,665
Term Loan B5, 1-Month Term SOFR + 5.75%, 9.40% (A), 12/23/2027	488,750	472,255

AHP Health Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (A), 09/20/2032	1,243,750	1,247,247
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 7.90% (A), 02/11/2028	1,182,310	1,179,945
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 7.91% (A), 03/30/2029	962,793	915,255
Term Loan B, 3-Month Term SOFR + 5.50%, 9.16% (A), 03/30/2029	691,637	659,648

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 3.75%, 7.40% (A), 08/25/2032	986,374	986,262
LifePoint Health, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.42% (A), 05/19/2031	732,996	729,881
Term Loan B1, 3-Month Term SOFR + 3.50%, 7.18% (A), 05/19/2031	492,515	489,822

Quorum Health Corp. Delayed Draw Term Loan, 3-Month Term SOFR + 6.50%, 10.27% (A),01/28/2028	1,650,670	1,625,910
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 7.70% (A), 09/27/2030	1,472,475	1,472,080
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 12/19/2030	1,470,141	1,473,816
		12,318,786
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 6.3%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.01% (A), 02/07/2029	$ 491,071	$ 491,480
Allwyn Entertainment Financing U.S. LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (A), 11/24/2032	350,000	345,406
Bombardier Recreational Products, Inc. Term Loan B4, 5.90% (A), 01/22/2031 (B)	500,000	497,947
Caesars Entertainment, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (A), 02/06/2030	445,500	431,949
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.90% (A), 02/06/2031	482,613	466,727

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 03/24/2032	1,091,750	1,093,934
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.67% (A), 07/25/2031	994,962	983,591
GSM Holdings, Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 8.70% (A), 09/30/2031	738,750	736,288
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 5.40% (A), 11/08/2030	250,000	251,042
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (A), 08/02/2028	487,313	487,748
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 09/22/2032	1,446,375	1,260,757
Light & Wonder International, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.65% (A), 04/16/2029	493,750	486,652
Peninsula Pacific Entertainment LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.45% (A), 10/01/2032	1,500,000	1,496,250
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 05/03/2029	1,299,375	1,303,923
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.42% (A), 02/20/2030	943,784	947,913
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 04/04/2029	720,469	708,761
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

SRAM LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.90% (A), 02/27/2032	$ 493,750	$ 491,898
Travel & Leisure Co. Repriced Term Loan, 1-Month Term SOFR + 2.00%, 5.65% (A), 12/14/2029	1,202,281	1,203,140
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (A), 07/01/2032	1,616,885	1,615,496
		15,300,902
Household Durables - 0.6%
AI Aqua Merger Sub, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.16% (A), 07/31/2028	1,083,321	1,085,894
Hunter Douglas, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (A), 01/20/2032	319,271	315,779
		1,401,673
Household Products - 0.4%
Lavender Dutch BorrowerCo BV Term Loan, 3-Month Term SOFR + 3.25%, 6.95% (A), 12/30/2032	997,500	990,435
Insurance - 2.3%
Acrisure LLC 1st Lien Term Loan B6, 1-Month Term SOFR + 3.00%, 6.65% (A), 11/06/2030	1,472,443	1,446,676
Alera Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 05/30/2032	945,755	933,834
Asurion LLC
Term Loan B13, 3-Month Term SOFR + 4.25%, 7.91% (A), 09/19/2030	659,128	658,991
Term Loan B14, 3-Month Term SOFR + 3.75%, 7.41% (A), 02/23/2033	683,235	671,847

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.15% (A), 06/13/2031	964,089	957,461
Lockton, Inc. Term Loan B, TBD, 04/22/2033 (B)(F)	275,000	275,516
Trucordia Insurance Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 06/17/2032	746,250	709,870
		5,654,195
	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail - 1.2%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.00% (A), 12/06/2027	$ 1,436,732	$ 1,433,364
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 7.90% (A), 05/03/2028	813,163	746,303
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 6.40% (A), 07/08/2031	738,750	687,038
		2,866,705
IT Services - 1.9%
Bingo Holdings I LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.45% (A), 06/30/2032	1,144,250	1,132,092
Magenta Security Holdings LLC
Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 9.91% (A), 07/27/2028	1,681,152	1,667,703
Term Loan, 3-Month Term SOFR + 6.75%, 10.67% (A), 07/27/2028	417,047	294,365

NCR Atleos LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.69% (A), 04/16/2029	731,346	728,970
Tempo Acquisition LLC Repriced Term Loan B, 1-Month Term SOFR + 1.75%, 5.40% (A), 08/31/2028 (B)	1,060,593	779,157
		4,602,287
Machinery - 2.3%
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 6.93% (A), 03/27/2031	974,981	976,814
Columbus McKinnon Corp. Term Loan B, 3-Month Term SOFR + 3.50%, 7.20% (A), 02/03/2033	1,015,478	1,016,113
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.16% (A), 09/28/2028	1,079,237	1,079,237
Ranpak Corp.
Dutch Term Loan, 1-Month Term SOFR + 4.50%, 8.15% (A), 12/19/2031	578,049	572,991
Term Loan, 1-Month Term SOFR + 4.50%, 8.15% (A), 12/19/2031	903,201	894,169

Roper Industrial Products Investment Co. LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.20% (A), 11/22/2029	990,000	992,122
		5,531,446
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 3.6%
Century De Buyer LLC Term Loan B, 3-Month Term SOFR + 3.00%, 6.66% (A), 10/30/2030	$ 741,784	$ 729,112
Charter Communications Operating LLC Term Loan B5, 3-Month Term SOFR + 2.25%, 5.94% (A), 12/15/2031	336,410	336,123
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 6.27% (A), 09/01/2028	470,341	456,623
Term Loan B, 1-Month Term SOFR + 3.25%, 6.90% (A), 09/18/2030	390,935	369,433

LCPR Loan Financing LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.66% (A), 10/16/2028	204,000	137,088
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.28% (A), 06/02/2028	622,724	621,245
NEP Group, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.15% (A), 10/17/2031	1,294,433	1,173,620
Sinclair Television Group, Inc. Term Loan B7, 1-Month Term SOFR + 4.10%, 7.85% (A), 12/31/2030	241,312	216,880
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.47%, 6.10% (A), 02/15/2032	1,148,777	1,147,915
Univision Communications, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.27% (A), 01/31/2029	1,056,188	1,050,906
Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 7.02% (A), 01/31/2029	1,482,278	1,448,103
Ziggo Financing Partnership Term Loan B, 6-Month Term SOFR + 3.22%, 6.91% (A), 01/15/2033	1,125,000	1,113,047
		8,800,095
Oil, Gas & Consumable Fuels - 1.7%
Apro LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.40% (A), 07/09/2031	972,532	975,773
Delek U.S. Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.25% (A), 11/19/2029	1,200,465	1,201,965
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Liquid Tech Solutions LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.16% (A), 10/12/2032	$ 476,238	$ 474,453
Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.93% (A), 02/28/2030	1,456,358	1,459,392
		4,111,583
Paper & Forest Products - 0.9%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 9.27% (A), 11/30/2028	834,756	659,457
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 7.92% (A), 11/04/2031	1,599,188	1,535,221
		2,194,678
Passenger Airlines - 0.3%
American Airlines, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.43% (A), 05/28/2032	742,500	738,581
Personal Care Products - 0.9%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.52% (A), 05/17/2028	976,982	679,003
kdc/one Development Corp., Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.15% (A), 08/15/2028	593,516	588,199
Opal Bidco SAS Term Loan B4, 3-Month Term SOFR + 3.00%, 6.70% (A), 04/28/2032	995,000	998,731
		2,265,933
Pharmaceuticals - 2.6%
Amneal Pharmaceuticals LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.65% (A), 08/01/2032	746,250	749,049
Curium Bidco SARL Term Loan B, 3-Month Term SOFR + 3.00%, 6.70% (A), 08/04/2031	1,754,202	1,761,876
Elanco Animal Health, Inc. Term Loan B, 1-Month Term SOFR + 1.75%, 5.41% (A), 10/31/2032	249,375	249,998
IVC Acquisition Ltd. Repriced Term Loan B, 3-Month Term SOFR + 3.75%, 7.45% (A), 12/12/2028	1,469,412	1,467,576
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Paradigm Parent LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.50%, 8.20% (A), 04/16/2032	$ 1,243,750	$ 1,078,953
Southern Veterinary Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (A), 12/04/2031	983,719	980,891
		6,288,343
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 1-Month Term SOFR + 2.50%, 6.15% (A), 01/31/2030	624,262	625,822
Term Loan B3, 1-Month Term SOFR + 2.75%, 6.40% (A), 01/31/2030	871,465	875,097

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.27% (A), 07/21/2028	489,717	489,105
		1,990,024
Software - 5.9%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.40% (A), 02/15/2029	994,975	990,746
Avaya, Inc. Exit Term Loan, 1-Month Term SOFR + 7.50%, 11.15% (A), 08/01/2028	771,364	675,908
Aventiv Technologies LLC Bridge Term Loan, 3-Month Term SOFR + 10.00%, 13.95% (A), 09/30/2026	497,026	516,286
Boxer Parent Co., Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (A), 07/30/2031	1,263,618	1,163,121
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (A), 07/06/2029 (C)	1,345,494	626,616
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 7.52% (A), 10/16/2028	221,296	155,645
Cotiviti Corp. Term Loan B, 7.63% (L), 05/01/2031	1,000,000	945,833
Dayforce, Inc. Term Loan, 3-Month Term SOFR + 3.00%, 6.66% (A), 02/04/2033	1,000,000	942,045
Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 7.95% (A), 06/26/2031	665,580	625,645
Electronic Arts, Inc. Term Loan B, TBD, 03/24/2033 (B)(F)	1,075,000	1,075,000
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Epicor Software Corp. Term Loan F, 1-Month Term SOFR + 2.50%, 6.15% (A), 05/30/2031	$ 1,280,500	$ 1,262,359
Mitchell International, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 6.65% (A), 06/17/2031	1,000,000	974,306
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.25%, 7.91% (A), 07/01/2031	1,109,369	1,003,979
Polaris Newco LLC Term Loan B, 3-Month Term SOFR + 4.00%, 7.93% (A), 06/02/2028	1,480,620	1,288,140
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.53% (A), 05/15/2028	793,690	399,160
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.03% (A), 05/15/2028	337,312	333,601

Tuple U.S. Bidco LLC Term Loan B, 6-Month Term SOFR + 3.75%, 7.38% (A), 01/28/2033 (B)	675,000	658,125
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (A), 02/10/2031	748,120	721,281
		14,357,796
Technology Hardware, Storage & Peripherals - 0.2%
HNI Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.66% (A), 12/10/2032	498,750	501,036
Textiles, Apparel & Luxury Goods - 0.6%
Beach Acquisition Bidco LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.95% (A), 09/12/2032	249,375	250,388
Varsity Brands, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 2.75%, 6.45% (A), 08/26/2031	1,240,641	1,238,314
		1,488,702
Transportation Infrastructure - 0.9%
First Student Bidco, Inc.
Term Loan B, 3-Month Term SOFR + 2.25%, 5.95% (A), 08/15/2030	597,864	598,362
Term Loan C, 3-Month Term SOFR + 2.25%, 5.95% (A), 08/15/2030	109,394	109,485

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)

SIRVA Worldwide, Inc. Super Priority Delayed Draw Term Loan, 3-Month Term SOFR + 8.00%, 11.69% (A), 02/20/2029	$ 459,565	$ 427,395
Student Transportation of America Holdings, Inc. Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (A), 06/24/2032	992,512	999,956
		2,135,198
Total Loan Assignments (Cost $219,679,083)		211,321,478
CORPORATE DEBT SECURITIES - 6.9%
Building Products - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (M)	1,500,000	1,498,774
Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (M)	2,250,000	2,359,962
Garda World Security Corp.
6.50%, 01/15/2031 (M)	1,000,000	1,021,574
		3,381,536
Communications Equipment - 0.3%
Sable International Finance Ltd.
7.13%, 10/15/2032 (M)	750,000	748,355
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (M)	313,000	294,476
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (M)	1,000,000	1,011,165
		1,305,641
Energy Equipment & Services - 0.2%
Star Holding LLC
8.75%, 08/01/2031 (M)	500,000	510,166
Health Care Providers & Services - 1.5%
LifePoint Health, Inc.
8.38%, 02/15/2032 (M)	500,000	524,597
Tenet Healthcare Corp.
6.13%, 06/15/2030	3,000,000	3,017,832
		3,542,429
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (M)	1,000,000	1,015,204
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (M)	1,000,000	1,011,608
		2,026,812
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (M)	500,000	507,762
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.5%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (M)	$ 1,214,000	$ 1,117,332
Media - 0.3%
Nexstar Media, Inc.
6.50%, 09/15/2033 (M)	698,000	703,372
Software - 0.6%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (M)	1,577,000	1,551,094
Total Corporate Debt Securities (Cost $16,811,556)		16,893,273
ASSET-BACKED SECURITIES - 1.2%
Palmer Square CLO Ltd.
Series 2021-2A, Class AR1, 3-Month Term SOFR + 1.25%, 4.92% (A), 02/15/2038 (M)	1,500,000	1,502,275
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.90% (A), 04/16/2031 (M)	21,885	21,891
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.67% (A), 04/15/2034 (M)	1,500,000	1,497,383
Total Asset-Backed Securities (Cost $3,021,771)		3,021,549

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.5%
U.S. Fixed Income Funds - 0.5%
Invesco Senior Loan ETF (N)(O)	31,500	648,270
State Street Blackstone Senior Loan ETF (O)(P)	16,000	649,600
Total Exchange-Traded Funds (Cost $1,321,376)		1,297,870
COMMON STOCKS - 0.4%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. (C)(E)(I)(J)(Q)	43,195	204,165
Klockner-Pentaplast of America, Inc. (E)(I)(J)	52,911	74,075
		278,240
Household Durables - 0.0% *
API Heat Transfer Intermediate Corp. (E)(I)(J)	889,572	1
Software - 0.3%
Avaya Holdings Corp. (E)(J)(R)	41,536	581,504
Total Common Stocks (Cost $1,071,147)		859,745
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp.,
0.00% (E)(I)(J)(K)	189,500	$ 0
Total Preferred Stock (Cost $189,500)		0
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (S)	661,500	661,500
Total Other Investment Company (Cost $661,500)		661,500

Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp.,
1.35% (S), dated 04/30/2026, to be
repurchased at $12,504,024 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 3.88%, due 05/31/2027, and
with a value of $12,753,798.
$ 12,503,555	$ 12,503,555
Total Repurchase Agreement (Cost $12,503,555)	12,503,555
Total Investments (Cost $255,259,488)	246,558,970
Net Other Assets (Liabilities) - (1.3)%	(3,261,262)
Net Assets - 100.0%	$ 243,297,708
INVESTMENT VALUATION:

Valuation Inputs (T)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Loan Assignments	$—	$211,321,478	$0	$211,321,478
Corporate Debt Securities	—	16,893,273	—	16,893,273
Asset-Backed Securities	—	3,021,549	—	3,021,549
Exchange-Traded Funds	1,297,870	—	—	1,297,870
Common Stocks	—	581,504	278,241	859,745
Preferred Stock	—	—	0	0
Other Investment Company	661,500	—	—	661,500
Repurchase Agreement	—	12,503,555	—	12,503,555
Total Investments	$1,959,370	$244,321,359	$278,241	$246,558,970

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(Q)(R)	$204,165	$—	$—	$581,504
Loan Assignments(H)	—	—	0	—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Anchor Glass Container Corp.	10/08/2025	$204,165	$204,165	0.1%
	First Brands Group LLC
Loan Assignments	Term Loan, 3-Month Term SOFR + 5.00%, 10.78%, 03/30/2027	03/30/2021 - 04/01/2026	571,995	1,610	0.0%*
Loan Assignments	DIP Term Loan, 1-Month Term SOFR + 10.00%, 13.66%, 06/29/2026	10/02/2025 - 04/06/2026	561,565	162,670	0.1%
Loan Assignments	Term Loan B, 1-Month Term SOFR + 7.00%, 10.67%, 06/29/2026	10/02/2025 - 04/06/2026	932,690	3,458	0.0%*
Loan Assignments	Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 6.95%, 07/06/2029	05/16/2024 - 02/27/2026	1,202,845	626,616	0.2%
	Del Monte Foods, Inc.
Loan Assignments	Term Loan, 3-Month Term SOFR + 8.00%, PIK Rate 3.00%, Cash Rate 0.00%, 08/02/2028	08/16/2024 - 09/03/2024	96,564	0	0.0%
Loan Assignments	Term Loan, TBD, 08/02/2028	08/02/2024	1,015,620	0	0.0%
Loan Assignments	Term Loan, 1-Month Term SOFR + 9.50%, 13.26%, 06/01/2026	07/02/2025 - 04/02/2026	482,159	251,020	0.1%
Loan Assignments	Anchor Glass Container Corp. Exit Term Loan, 3-Month Term SOFR + 5.25%, 8.95%, 10/08/2030	10/08/2025 - 10/10/2025	308,714	296,790	0.1%
			$5,376,317	$1,546,329	0.6%

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$5,068, representing 0.0% of the Fund's net assets.

(E)	Non-income producing security.
(F)	All or a portion of the security represents an unsettled loan commitment at April 30, 2026 where the rate will be determined at time of settlement.
(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At April 30, 2026, the total value of the securities is $278,241, representing less than 0.1% of the Fund’s net assets.

(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $1,110,765, representing 0.5% of the Fund’s net assets.
(K)	Security deemed worthless.
(L)	Fixed rate loan commitment at April 30, 2026.
(M)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $16,896,990, representing 6.9% of the
Fund's net assets.

(N)	The shareholder reports for Invesco ETFs can be found at the following location: Invesco | Performance.
(O)
All or a portion of the security is on loan. The total value of the securities on loan is $1,297,870, collateralized by cash collateral of $661,500 and non-cash collateral, such as U.S. government securities of $664,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(P)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(Q)	Transferred from Level 1 to 3 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(R)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(S)	Rate disclosed reflects the yield at April 30, 2026.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(T)
The Fund recognized transfers in and out of Level 3 as of April 30, 2026. Please reference the Investment Valuation section of the Notes to Financial
Statements for more information regarding investment valuation and pricing inputs.

(U)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $242,755,933) (including securities loaned of $1,297,870)	$234,055,415
Repurchase agreement, at value (cost $12,503,555)	12,503,555
Cash	441,828
Receivables and other assets:
Investments sold	82,402
When-issued, delayed-delivery, forward and TBA commitments sold	1,348,438
Net income from securities lending	2,187
Shares of beneficial interest sold	120,944
Interest	1,178,347
Unrealized appreciation on unfunded commitments	226
Prepaid expenses	902
Other assets	17,146
Total assets	249,751,390
Liabilities:
Cash collateral received upon return of:
Securities on loan	661,500
Payables and other liabilities:
Investments purchased	450
When-issued, delayed-delivery, forward and TBA commitments purchased	5,417,099
Dividends and/or distributions	5,326
Shares of beneficial interest redeemed	164,987
Investment management fees	90,735
Distribution and service fees	14,503
Transfer agent fees	9,376
Trustee and CCO fees	972
Audit and tax fees	23,909
Custody fees	40,116
Legal fees	2,318
Printing and shareholder reports fees	4,996
Registration fees	8,303
Other accrued expenses	9,092
Total liabilities	6,453,682
Net assets	$243,297,708
Net assets consist of:
Paid-in capital	$308,033,857
Total distributable earnings (accumulated losses)	(64,736,149)
Net assets	$243,297,708
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$15,916,478
Class C	13,793,566
Class I	63,512,605
Class I2	150,075,059
Shares outstanding (unlimited shares, no par value):
Class A	1,828,914
Class C	1,584,186
Class I	7,336,515
Class I2	17,255,456
Net asset value per share: (A)
Class A	$8.70
Class C	8.71
Class I	8.66
Class I2	8.70
Maximum offering price per share: (B)
Class A	$9.13

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$70,811
Interest income	9,496,017
Net income from securities lending	12,614
Total investment income	9,579,442
Expenses:
Investment management fees	609,404
Distribution and service fees:
Class A	18,997
Class C	72,904
Transfer agent fees:
Class A	10,284
Class C	6,572
Class I	37,880
Class I2	5,565
Trustee and CCO fees	5,475
Audit and tax fees	24,904
Custody fees	83,688
Legal fees	8,479
Printing and shareholder reports fees	7,316
Registration fees	28,543
Other	11,516
Total expenses before waiver and/or reimbursement and recapture	931,527
Expenses waived and/or reimbursed:
Class A	(2,844)
Class I	(35,859)
Net expenses	892,824
Net investment income (loss)	8,686,618
Net realized gain (loss) on:
Investments	(1,977,172)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,025,670)
Unfunded commitments	(731)
Net change in unrealized appreciation (depreciation)	(3,026,401)
Net realized and change in unrealized gain (loss)	(5,003,573)
Net increase (decrease) in net assets resulting from operations	$3,683,045
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$8,686,618	$20,503,350
Net realized gain (loss)	(1,977,172)	(1,667,471)
Net change in unrealized appreciation (depreciation)	(3,026,401)	(3,102,648)
Net increase (decrease) in net assets resulting from operations	3,683,045	15,733,231
Dividends and/or distributions to shareholders:
Class A	(534,052)	(1,106,891)
Class C	(460,468)	(1,093,541)
Class I	(2,695,259)	(6,054,415)
Class I2	(5,476,367)	(12,044,442)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,166,146)	(20,299,289)
Capital share transactions:
Proceeds from shares sold:
Class A	2,047,252	9,215,809
Class C	1,287,784	3,949,502
Class I	9,716,067	47,048,536
Class I2	—	12,500,000
	13,051,103	72,713,847
Dividends and/or distributions reinvested:
Class A	529,163	1,097,850
Class C	460,266	1,089,633
Class I	2,660,596	6,021,892
Class I2	5,476,367	12,044,442
	9,126,392	20,253,817
Cost of shares redeemed:
Class A	(2,090,834)	(9,941,667)
Class C	(2,576,705)	(4,410,410)
Class I	(27,763,093)	(43,303,019)
Class I2	(2,000,000)	(18,695,832)
	(34,430,632)	(76,350,928)
Automatic conversions:
Class A	774,746	1,394,733
Class C	(774,746)	(1,394,733)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(12,253,137)	16,616,736
Net increase (decrease) in net assets	(17,736,238)	12,050,678
Net assets:
Beginning of period/year	261,033,946	248,983,268
End of period/year	$243,297,708	$261,033,946
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	233,709	1,023,693
Class C	146,528	438,923
Class I	1,115,801	5,291,821
Class I2	—	1,381,032
	1,496,038	8,135,469
Shares reinvested:
Class A	60,403	122,327
Class C	52,468	121,291
Class I	304,987	674,394
Class I2	625,282	1,342,460
	1,043,140	2,260,472
Shares redeemed:
Class A	(238,499)	(1,107,622)
Class C	(293,692)	(492,291)
Class I	(3,190,107)	(4,866,621)
Class I2	(230,947)	(2,089,680)
	(3,953,245)	(8,556,214)
Automatic conversions:
Class A	88,109	155,485
Class C	(88,102)	(155,391)
	7	94
Net increase (decrease) in shares outstanding:
Class A	143,722	193,883
Class C	(182,798)	(87,468)
Class I	(1,769,319)	1,099,594
Class I2	394,335	633,812
	(1,414,060)	1,839,821
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.89	$9.04	$8.95	$8.91	$9.50	$9.27
Investment operations:
Net investment income (loss) (A)	0.29	0.67	0.73	0.70	0.34	0.27
Net realized and unrealized gain (loss)	(0.17)	(0.16)	0.10	0.04	(0.58)	0.27
Total investment operations	0.12	0.51	0.83	0.74	(0.24)	0.54
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.66)	(0.74)	(0.70)	(0.35)	(0.31)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.31)	(0.66)	(0.74)	(0.70)	(0.35)	(0.31)
Net asset value, end of period/year	$8.70	$8.89	$9.04	$8.95	$8.91	$9.50
Total return (C)	1.34%(D)	5.85%	9.55%	8.51%	(2.61)%	5.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,916	$14,982	$13,486	$12,779	$15,531	$13,805
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.01%(F)	1.00%	0.99%	1.05%	1.09%	1.15%
Including waiver and/or reimbursement and recapture	0.97%(F)	0.96%	0.97%	1.00%	1.05%	1.05%
Net investment income (loss) to average net assets	6.67%(F)	7.46%	8.09%	7.78%	3.71%	2.90%
Portfolio turnover rate	16%(D)	41%	64%	37%	75%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.89	$9.05	$8.96	$8.92	$9.51	$9.28
Investment operations:
Net investment income (loss) (A)	0.26	0.60	0.67	0.64	0.27	0.20
Net realized and unrealized gain (loss)	(0.17)	(0.16)	0.09	0.03	(0.58)	0.27
Total investment operations	0.09	0.44	0.76	0.67	(0.31)	0.47
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.60)	(0.67)	(0.63)	(0.28)	(0.24)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.27)	(0.60)	(0.67)	(0.63)	(0.28)	(0.24)
Net asset value, end of period/year	$8.71	$8.89	$9.05	$8.96	$8.92	$9.51
Total return (D)	1.08%(E)	4.96%	8.78%	7.71%	(3.33)%(C)	5.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,794	$15,717	$16,780	$15,661	$15,790	$14,222
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.71%(G)	1.70%	1.69%	1.77%	1.83%	1.88%
Including waiver and/or reimbursement and recapture	1.71%(G)	1.70%	1.69%	1.73%	1.80%	1.80%
Net investment income (loss) to average net assets	5.92%(G)	6.70%	7.37%	7.08%	2.96%	2.15%
Portfolio turnover rate	16%(E)	41%	64%	37%	75%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.84	$9.00	$8.91	$8.87	$9.45	$9.23
Investment operations:
Net investment income (loss) (A)	0.30	0.70	0.76	0.72	0.36	0.29
Net realized and unrealized gain (loss)	(0.16)	(0.17)	0.10	0.04	(0.57)	0.26
Total investment operations	0.14	0.53	0.86	0.76	(0.21)	0.55
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.69)	(0.77)	(0.72)	(0.37)	(0.33)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.32)	(0.69)	(0.77)	(0.72)	(0.37)	(0.33)
Net asset value, end of period/year	$8.66	$8.84	$9.00	$8.91	$8.87	$9.45
Total return	1.61%(D)	6.08%	9.95%	8.85%	(2.29)%(C)	6.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,513	$80,524	$72,033	$87,230	$107,287	$112,017
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.72%(F)	0.73%	0.71%	0.78%	0.84%	0.89%
Including waiver and/or reimbursement and recapture	0.63%(F)(G)	0.63%(G)	0.62%(G)	0.67%(G)	0.80%	0.80%
Net investment income (loss) to average net assets	7.01%(F)	7.78%	8.41%	8.07%	3.87%	3.08%
Portfolio turnover rate	16%(D)	41%	64%	37%	75%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.89	$9.04	$8.95	$8.91	$9.50	$9.27
Investment operations:
Net investment income (loss) (A)	0.30	0.70	0.76	0.73	0.34	0.28
Net realized and unrealized gain (loss)	(0.17)	(0.16)	0.10	0.03	(0.56)	0.28
Total investment operations	0.13	0.54	0.86	0.76	(0.22)	0.56
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.69)	(0.77)	(0.72)	(0.37)	(0.33)
Return of capital	—	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.32)	(0.69)	(0.77)	(0.72)	(0.37)	(0.33)
Net asset value, end of period/year	$8.70	$8.89	$9.04	$8.95	$8.91	$9.50
Total return	1.51%(C)	6.21%	9.96%	8.86%	(2.32)%	6.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$150,075	$149,811	$146,684	$55,776	$51,209	$146,186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.63%(E)	0.63%	0.62%	0.68%	0.74%	0.80%
Including waiver and/or reimbursement and recapture	0.63%(E)	0.63%	0.62%	0.67%	0.74%(F)	0.80%(F)
Net investment income (loss) to average net assets	7.01%(E)	7.78%	8.46%	8.17%	3.72%	2.94%
Portfolio turnover rate	16%(C)	41%	64%	37%	75%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Floating Rate (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
	Principal Commitment	Unrealized Appreciation (Depreciation)
Air Comm Corp. LLC, Delayed Draw Term Loan	$46,269	$208
Azuria Water Solutions, Inc., Delayed Draw Term Loan	70,280	(132)
Chicago U.S. Midco III LP, Delayed Draw Term Loan	74,385	31
Janney Montgomery Scott LLC, Delayed Draw Term Loan	64,406	120
Liquid Tech Solutions, LLC, Delayed Draw Term Loan	48,579	(70)
Salas O'Brien, Inc., Delayed Draw Term Loan	28,571	69
Total	$332,490	$226
Open funded loan participations and assignments at April 30, 2026, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$661,500	$—	$—	$—	$661,500
Total Borrowings	$661,500	$—	$—	$—	$661,500
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the Fund’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the Fund not receiving proceeds from the sale of a loan for an extended period. As a result, the Fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Distressed or defaulted securities risk: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Fund may incur costs to protect its investment, and the Fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$149,993,037	61.65%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.490%
Over $100 million up to $200 million	0.485
Over $200 million up to $1 billion	0.480
Over $1 billion up to $1.5 billion	0.470
Over $1.5 billion up to $2 billion	0.460
Over $2 billion	0.450
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.97%	March 1, 2027
Class C	1.72	March 1, 2027
Class I	0.72	March 1, 2027
Class I2	0.65	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$300	$3,601	$6,031	$2,844	$12,776
Class C	—	120	—	—	120
Class I	—	952	4,731	1,350	7,033
Class I2	3,612	342	—	—	3,954

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$4,668	$—
Class C	—	1,366
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$59,410	$8,975
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$38,247,248	$—	$49,800,821	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$255,259,488	$1,218,776	$(9,919,294)	$(8,700,518)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Floating Rate

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA FR 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Government Money Market
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.04%,
3.67% (A), 01/20/2027 - 05/10/2027	$ 850,000	$ 850,000
3-Month SOFR + 0.05%,
3.68% (A), 04/19/2027 - 05/24/2027	400,000	400,000
3-Month SOFR + 0.07%,
3.70% (A), 03/05/2027 - 03/26/2027	3,050,000	3,050,000
3-Month SOFR + 0.08%,
3.71% (A), 02/01/2027 - 11/23/2027	670,000	670,000
3-Month SOFR + 0.09%,
3.72% (A), 01/27/2027 - 04/10/2028	774,000	774,000
3-Month SOFR + 0.10%,
3.73% (A), 06/24/2026 - 06/26/2026	935,000	935,000
3-Month SOFR + 0.11%,
3.74% (A), 11/19/2027	230,000	230,000
3-Month SOFR + 0.14%,
3.77% (A), 10/15/2026 - 12/23/2026	3,500,000	3,499,919
3-Month Treasury Money Market Yield + 0.27%,
3.89% (A), 10/16/2026	1,800,000	1,800,000
Federal Home Loan Banks
3.50%, 01/11/2027	1,625,000	1,623,169
3.85%, 04/09/2027	1,100,000	1,100,000
3-Month SOFR + 0.07%,
3.70% (A), 03/25/2027	485,000	485,000
3-Month SOFR + 0.10%,
3.73% (A), 03/18/2027	665,000	665,000
Federal Home Loan Mortgage Corp.
3-Month SOFR + 0.12%,
3.75% (A), 05/05/2027	400,000	400,000
3-Month SOFR + 0.14%,
3.77% (A), 09/23/2026 - 10/16/2026	1,900,000	1,900,000
Federal National Mortgage Association
3-Month SOFR + 0.08%,
3.71% (A), 01/07/2028	1,330,000	1,330,093
3-Month SOFR + 0.09%,
3.72% (A), 03/06/2028 - 04/06/2028	1,300,000	1,300,000
3-Month SOFR + 0.12%,
3.75% (A), 07/29/2026	1,030,000	1,030,000
3-Month SOFR + 0.14%,
3.77% (A), 08/21/2026 - 11/20/2026	3,835,000	3,835,000
Total U.S. Government Agency Obligations (Cost $25,877,181)		25,877,181
U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 10.0%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.10%, 3.74% (A), 01/31/2027	6,115,000	6,114,970
3-Month Treasury Money Market Yield + 0.10%, 3.74% (A), 01/31/2028	600,000	599,990
3-Month Treasury Money Market Yield + 0.16%, 3.80% (A), 07/31/2027	4,025,000	4,024,989
3-Month Treasury Money Market Yield + 0.19%, 3.83% (A), 10/31/2027	4,220,000	4,222,300
U.S. Treasury Notes
0.50%, 05/31/2027	300,000	289,577
0.88%, 06/30/2026	130,000	129,321
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.88%, 02/28/2027	$ 600,000	$ 592,186
2.50%, 03/31/2027	300,000	297,251
2.63%, 05/31/2027	100,000	98,754
2.75%, 04/30/2027	190,000	188,207
3.75%, 04/30/2027	310,000	310,084
3.88%, 03/31/2027	600,000	601,864
4.00%, 01/15/2027	200,000	200,598
4.13%, 10/31/2026	119,000	119,230
4.13%, 02/28/2027	2,800,000	2,812,979
4.25%, 11/30/2026 - 03/15/2027	2,300,000	2,311,227
4.63%, 06/30/2026	915,000	915,690
Total U.S. Government Obligations (Cost $23,829,217)		23,829,217
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.2%
Federal Farm Credit Banks Funding Corp.
3.63% (B), 06/12/2026	1,300,000	1,300,000
3-Month SOFR + 0.01%, 3.64% (A), 06/05/2026	165,000	165,000
3-Month SOFR + 0.04%, 3.67% (A), 11/19/2026	89,000	89,000
3-Month SOFR + 0.05%, 3.68% (A), 11/06/2026	520,000	520,000
Federal Home Loan Bank Discount Notes
3.60% (B), 06/24/2026 - 07/10/2026	1,685,000	1,674,804
3.61% (B), 07/08/2026	3,285,000	3,263,313
3.62% (B), 09/14/2026	800,000	789,437
3.63% (B), 07/13/2026 - 07/17/2026	1,995,000	1,980,306
3.65% (B), 08/21/2026 - 08/28/2026	200,000	197,731
3.66% (B), 07/31/2026 - 08/05/2026	1,900,000	1,882,422
3.67% (B), 07/31/2026	100,000	99,101
3.73% (B), 12/31/2026	850,000	829,347
Federal Home Loan Banks
1.00% (B), 08/04/2026 - 09/03/2026	1,130,000	1,130,000
3.63% (B), 05/18/2026 - 07/07/2026	5,295,000	5,294,986
3-Month SOFR + 0.01%, 3.64% (A), 05/05/2026 - 07/28/2026	940,000	940,000
3-Month SOFR + 0.01%, 3.64% (A), 05/20/2026 - 09/08/2026	7,315,000	7,314,991
3-Month SOFR + 0.02%, 3.65% (A), 06/18/2026 - 10/06/2026	2,000,000	2,000,000
3-Month SOFR + 0.03%, 3.66% (A), 05/28/2026 - 11/30/2026	2,715,000	2,715,000
3-Month SOFR + 0.03%, 3.66% (A), 06/04/2026 - 11/03/2026	1,200,000	1,200,000
3.88% (B), 09/25/2026	600,000	600,000
Total Short-Term U.S. Government Agency Obligations (Cost $33,985,438)		33,985,438
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury Bills
3.55% (B), 12/24/2026 - 02/18/2027	2,943,500	2,874,480
3.56% (B), 01/21/2027 - 02/18/2027	2,050,000	1,998,317
3.57% (B), 01/21/2027	105,000	102,370
3.59% (B), 06/25/2026	183,000	182,026
3.60% (B), 06/25/2026	3,227,400	3,210,216
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
3.61% (B), 07/02/2026 - 08/20/2026	$ 5,600,000	$ 5,542,765
3.62% (B), 08/06/2026	300,000	297,166
3.65% (B), 05/19/2026 - 09/03/2026	5,000,000	4,948,073
3.66% (B), 03/18/2027	2,300,000	2,228,528
3.69% (B), 06/11/2026 - 08/11/2026	5,876,000	5,820,901
3.70% (B), 05/26/2026 - 06/11/2026	300,000	299,089
3.72% (B), 05/14/2026	2,079,700	2,076,749
3.73% (B), 10/08/2026	798,200	785,376
3.75% (B), 06/04/2026	5,649,000	5,629,607
3.77% (B), 05/28/2026	864,000	861,634
3.78% (B), 05/28/2026	216,000	215,408
3.79% (B), 05/28/2026	2,710,000	2,702,541
3.85% (B), 09/03/2026	2,473,000	2,441,572
3.96% (B), 08/06/2026	219,000	216,783
4.16% (B), 06/11/2026	1,834,100	1,825,870
Total Short-Term U.S. Government Obligations (Cost $44,259,471)		44,259,471
REPURCHASE AGREEMENTS - 47.3%
Barclays Capital, Inc., 3.64% (B), dated 04/30/2026, to be repurchased at $10,001,011 on 05/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 4.50%, due 05/15/2037 - 11/15/2054, and with a total value of $10,200,010.	10,000,000	10,000,000
BNP Paribas SA, 3.64% (B), dated 04/30/2026, to be repurchased at $5,000,506 on 05/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 4.63%, due 08/15/2026 - 08/15/2053, and with a total value of $5,100,051.	5,000,000	5,000,000
BNP Paribas SA, 3.65% (B), dated 04/30/2026, to be repurchased at $5,000,507 on 05/01/2026. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 7.50%, due 07/31/2026 - 04/01/2056, and with a total value of $5,140,290.	5,000,000	5,000,000
Citigroup Global Markets, Inc., 3.64% (B), dated 04/30/2026, to be repurchased at $13,001,314 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 07/31/2027, and with a value of $13,260,074.	13,000,000	13,000,000
Fixed Income Clearing Corp., 1.35% (B), dated 04/30/2026, to be repurchased at $318,410 on 05/01/2026. Collateralized by a U.S. Government Obligation, 2.63%, due 05/31/2027, and with a value of $324,807.	318,398	318,398
Goldman Sachs & Co., 3.64% (B), dated 04/30/2026, to be repurchased at $3,000,303 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.13%, due 02/29/2032, and with a value of $3,060,044.	3,000,000	3,000,000
	Principal	Value
REPURCHASE AGREEMENTS (continued)
Goldman Sachs & Co.,
3.65% (B), dated 04/30/2026, to be
repurchased at $19,001,926 on 05/01/2026.
Collateralized by U.S. Government Agency
Obligations, 2.50% - 6.50%,
due 03/20/2051 - 11/15/2057, and with a
total value of $19,380,001.
	$ 19,000,000	$ 19,000,000
JPMorgan Chase & Co., 3.64% (B), dated 04/30/2026, to be repurchased at $9,000,910 on 05/01/2026. Collateralized by U.S. Government Obligations, 3.63% - 4.63%, due 08/15/2028 - 05/31/2031, and with a total value of $9,180,077.	9,000,000	9,000,000
JPMorgan Chase & Co., 3.65% (B), dated 04/30/2026, to be repurchased at $5,000,507 on 05/01/2026. Collateralized by a U.S. Government Agency Obligation, 4.50% due 12/20/2055, and with a value of $5,100,000.	5,000,000	5,000,000
Merrill Lynch & Co., Inc., 3.64% (B), dated 04/30/2026, to be repurchased at $9,000,910 on 05/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 4.75%, due 06/30/2032 - 11/15/2037, and with a total value of $9,180,000.	9,000,000	9,000,000
Merrill Lynch & Co., Inc., 3.65% (B), dated 04/30/2026, to be repurchased at $20,002,028 on 05/01/2026. Collateralized by U.S. Government Agency Obligations, 3.50% - 7.00%, due 12/20/2030 - 04/20/2056, and with a total value of $20,400,000.	20,000,000	20,000,000
Toronto-Dominion Bank, 3.64% (B), dated 04/30/2026, to be repurchased at $5,000,506 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.13%, due 02/29/2032, and with a value of $5,100,073.	5,000,000	5,000,000
Toronto-Dominion Bank, 3.65% (B), dated 04/30/2026, to be repurchased at $10,001,014 on 05/01/2026. Collateralized by a U.S. Government Agency Obligation, 0.50%, due 05/31/2027, and with a value of $10,200,084.	10,000,000	10,000,000
Total Repurchase Agreements (Cost $113,318,398)		113,318,398
Total Investments (Cost $241,269,705)		241,269,705
Net Other Assets (Liabilities) - (0.7)%		(1,599,994)
Net Assets - 100.0%		$ 239,669,711
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$25,877,181	$—	$25,877,181
U.S. Government Obligations	—	23,829,217	—	23,829,217
Short-Term U.S. Government Agency Obligations	—	33,985,438	—	33,985,438
Short-Term U.S. Government Obligations	—	44,259,471	—	44,259,471
Repurchase Agreements	—	113,318,398	—	113,318,398
Total Investments	$—	$241,269,705	$—	$241,269,705
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Rate disclosed reflects the yield at April 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $127,951,307)	$127,951,307
Repurchase agreement, at value (cost $113,318,398)	113,318,398
Receivables and other assets:
Shares of beneficial interest sold	193,900
Interest	300,969
Prepaid expenses	918
Total assets	241,765,492
Liabilities:
Payables and other liabilities:
Investments purchased	1,881,103
Dividends and/or distributions	3,547
Shares of beneficial interest redeemed	39,972
Investment management fees	32,748
Distribution and service fees	36,847
Transfer agent fees	19,550
Trustee and CCO fees	414
Audit and tax fees	11,394
Custody fees	22,523
Legal fees	2,649
Printing and shareholder reports fees	5,898
Registration fees	12,653
Other accrued expenses	26,483
Total liabilities	2,095,781
Net assets	$239,669,711
Net assets consist of:
Paid-in capital	$239,662,349
Total distributable earnings (accumulated losses)	7,362
Net assets	$239,669,711
Net assets by class:
Class A	$65,583,500
Class C	5,058,854
Class I	19,143,724
Class I2	2,201,831
Class I3	54,207,580
Class R2	51,294,382
Class R4	42,179,840
Shares outstanding (unlimited shares, no par value):
Class A	65,589,117
Class C	5,055,403
Class I	19,145,440
Class I2	2,201,336
Class I3	54,219,428
Class R2	51,287,585
Class R4	42,180,518
Net asset value per share: (A)
Class A	$1.00
Class C	1.00
Class I	1.00
Class I2	1.00
Class I3	1.00
Class R2	1.00
Class R4	1.00

(A)
Net asset value per share for Class C, I, I2, I3, R2 and R4 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$4,605,192
Total investment income	4,605,192
Expenses:
Investment management fees	289,571
Distribution and service fees:
Class A	84,357
Class C	25,669
Class R2	59,369
Class R4	52,658
Transfer agent fees:
Class A	77,107
Class C	2,349
Class I	8,991
Class I2	79
Class I3	2,238
Class R2	24,596
Class R4	1,580
Trustee and CCO fees	4,765
Audit and tax fees	12,320
Custody fees	46,282
Legal fees	8,894
Printing and shareholder reports fees	6,720
Registration fees	36,535
Other	26,798
Total expenses before waiver and/or reimbursement and recapture	770,878
Expenses waived and/or reimbursed:
Class A	(39,166)
Class I	(7,125)
Class I3	(1,413)
Class R2	(5,593)
Class R4	(24,423)
Recapture of previously waived and/or reimbursed fees:
Class A	169
Class I	74
Class I3	1,413
Class R2	660
Class R4	67
Net expenses	695,541
Net investment income (loss)	3,909,651
Net realized gain (loss) on:
Investments	63
Net realized and change in unrealized gain (loss)	63
Net increase (decrease) in net assets resulting from operations	$3,909,714
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$3,909,651	$10,606,788
Net realized gain (loss)	63	6,717
Net increase (decrease) in net assets resulting from operations	3,909,714	10,613,505
Dividends and/or distributions to shareholders:
Class A	(1,036,511)	(3,363,420)
Class C	(60,287)	(197,446)
Class I	(295,139)	(784,362)
Class I2	(36,069)	(95,935)
Class I3	(1,053,163)	(2,150,456)
Class R2	(736,424)	(2,071,450)
Class R4	(694,206)	(1,941,568)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,911,799)	(10,604,637)
Capital share transactions:
Proceeds from shares sold:
Class A	9,039,198	37,459,412
Class C	1,019,973	1,539,529
Class I	5,586,326	22,819,717
Class I2	442,376	1,436,999
Class I3	311,268,366	505,545,681
Class R2	9,085,296	18,273,945
Class R4	22,159,657	57,318,996
	358,601,192	644,394,279
Dividends and/or distributions reinvested:
Class A	1,023,408	3,333,052
Class C	59,466	193,024
Class I	293,742	782,176
Class I2	36,069	95,935
Class I3	1,053,163	2,154,817
Class R2	736,424	2,058,080
Class R4	694,206	1,941,568
	3,896,478	10,558,652
Cost of shares redeemed:
Class A	(15,149,697)	(150,780,694)
Class C	(1,192,649)	(1,622,057)
Class I	(3,483,509)	(25,349,109)
Class I2	(683,887)	(1,491,797)
Class I3	(361,590,614)	(468,302,511)
Class R2	(6,954,160)	(75,994,986)
Class R4	(21,224,565)	(71,649,236)
	(410,279,081)	(795,190,390)
Automatic conversions:
Class A	178,855	560,708
Class C	(178,855)	(560,708)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(47,781,411)	(140,237,459)
Net increase (decrease) in net assets	(47,783,496)	(140,228,591)
Net assets:
Beginning of period/year	287,453,207	427,681,798
End of period/year	$239,669,711	$287,453,207
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	9,039,198	37,459,412
Class C	1,019,973	1,539,529
Class I	5,586,326	22,819,717
Class I2	442,376	1,436,999
Class I3	311,268,366	505,545,681
Class R2	9,085,296	18,273,945
Class R4	22,159,657	57,318,996
	358,601,192	644,394,279
Shares reinvested:
Class A	1,023,408	3,333,052
Class C	59,466	193,024
Class I	293,742	782,176
Class I2	36,069	95,935
Class I3	1,053,163	2,154,817
Class R2	736,424	2,058,080
Class R4	694,206	1,941,568
	3,896,478	10,558,652
Shares redeemed:
Class A	(15,149,697)	(150,780,694)
Class C	(1,192,649)	(1,622,057)
Class I	(3,483,509)	(25,349,109)
Class I2	(683,887)	(1,491,797)
Class I3	(361,590,614)	(468,302,511)
Class R2	(6,954,160)	(75,994,986)
Class R4	(21,224,565)	(71,649,236)
	(410,279,081)	(795,190,390)
Automatic conversions:
Class A	178,855	560,708
Class C	(178,855)	(560,708)
	—	—
Net increase (decrease) in shares outstanding:
Class A	(4,908,236)	(109,427,522)
Class C	(292,065)	(450,212)
Class I	2,396,559	(1,747,216)
Class I2	(205,442)	41,137
Class I3	(49,269,085)	39,397,987
Class R2	2,867,560	(55,662,961)
Class R4	1,629,298	(12,388,672)
	(47,781,411)	(140,237,459)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	0.00 (B)(D)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (E)	1.53%(F)	3.95%	4.78%(C)	4.30%	0.75%	0.28%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,583	$70,492	$179,918	$223,345	$241,113	$258,675
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(G)	0.79%	0.65%	0.64%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.72%(G)(H)	0.73%(H)	0.65%	0.53%	0.26%	0.01%(H)
Net investment income (loss) to average net assets	3.07%(G)	3.73%	4.68%	4.20%	0.73%	0.10%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.01	0.03	0.04	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	(0.00)(B)(C)	0.01	(0.00)(B)	0.00 (B)	(0.00)(B)	0.00 (B)
Total investment operations	0.01	0.04	0.04	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	0.00 (B)(D)	—	—	0.00 (B)(E)
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.04)	(0.04)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.01)	(0.04)	(0.04)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (F)	1.17%(G)	3.64%	3.98%(D)	3.83%	0.74%	0.16%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,059	$5,351	$5,801	$6,846	$8,812	$9,593
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45%(H)	1.46%	1.43%	1.42%	1.40%	1.40%
Including waiver and/or reimbursement and recapture	1.45%(H)(I)	1.46%(I)	1.43%	0.99%	0.27%	0.10%(I)
Net investment income (loss) to average net assets	2.35%(H)	2.99%	3.91%	3.75%	0.73%	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.14% lower had the affiliate not made additional contributions.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	(0.00)(B)	0.00 (B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	0.00 (B)(D)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.70%(E)	4.14%	5.06%	4.47%	0.83%(C)	0.21%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,144	$16,747	$18,494	$30,373	$27,320	$24,620
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.46%(F)	0.47%	0.42%	0.39%	0.42%	0.46%
Including waiver and/or reimbursement and recapture	0.38%(F)(G)	0.38%(G)	0.38%	0.38%	0.28%	0.00%(G)(H)
Net investment income (loss) to average net assets	3.41%(F)	4.07%	4.95%	4.40%	0.76%	0.11%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.

(E)	Not annualized.
(F)	Annualized.
(G)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	—	—	—	0.00 (B)(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.71%(D)	4.16%	5.12%	4.52%	0.79%	0.30%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,202	$2,407	$2,366	$2,865	$3,412	$3,837
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.36%(E)	0.37%	0.33%	0.32%	0.31%	0.30%
Including waiver and/or reimbursement and recapture	0.36%(E)(F)	0.37%(F)	0.33%	0.32%	0.21%	0.06%(F)
Net investment income (loss) to average net assets	3.42%(E)	4.08%	4.99%	4.42%	0.75%	0.05%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.25% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	—	—	—	0.00 (B)(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.71%(D)	4.14%	5.12%	4.52%	0.79%	0.30%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,208	$103,479	$64,077	$69,628	$87,756	$83,914
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%(E)	0.37%	0.33%	0.32%	0.31%	0.30%
Including waiver and/or reimbursement and recapture	0.37%(E)(F)	0.37%(F)	0.33%	0.32%	0.23%	0.06%(F)
Net investment income (loss) to average net assets	3.52%(E)	4.04%	5.03%	4.42%	0.72%	0.04%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.26% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Class R2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.55%(C)	3.80%	4.71%	4.13%	0.65%	0.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,294	$48,427	$104,088	$109,842	$127,876	$124,774
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(D)	0.71%	0.64%	0.63%	0.62%	0.75%
Including waiver and/or reimbursement and recapture	0.69%(D)(E)	0.69%(E)	0.73%	0.69%	0.36%	0.10%(E)
Net investment income (loss) to average net assets	3.10%(D)	3.76%	4.61%	4.03%	0.65%	0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	0.00 (B)	(0.00)(B)	(0.00)(B)	(0.00)(B)	0.00 (B)
Total investment operations	0.02	0.04	0.05	0.04	0.01	0.00 (B)
Contributions from affiliate	—	—	—	—	—	0.00 (B)(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Return of capital	—	—	—	—	—	(0.00)(B)
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.64%(D)	4.02%	4.94%	4.44%	0.81%	0.34%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,180	$40,550	$52,938	$45,604	$70,505	$72,583
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(E)	0.62%	0.58%	0.57%	0.56%	0.55%
Including waiver and/or reimbursement and recapture	0.50%(E)(F)	0.50%(F)	0.50%	0.40%	0.19%	0.01%(F)
Net investment income (loss) to average net assets	3.30%(E)	3.94%	4.84%	4.33%	0.80%	0.10%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.24% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Government Money Market (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers seven classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R2 and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
Effective as of March 31, 2021, the Fund closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, any plan that is or becomes a part of a multiple plan exchange recordkeeping that includes the Fund as a plan option and current and former trustees of the Fund. The Fund will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Market risk: Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of your investment in the Fund, or its yield, to decline. While the Fund seeks to maintain a $1.00 share price, when market prices fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund’s investments and the Fund’s ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.
Government money market fund risk: The Fund operates as a “government” money market fund under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Fund’s ability to preserve the value of your investment at $1.00 per share. An increased demand for U.S. government securities could affect the availability of such instruments for investment and the Fund’s ability to pursue its investment strategies. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” on fund redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Interest rate risk: The interest rates on short-term obligations held in the Fund will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the Fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.
U.S. government securities risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Not withstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund may be unable or unwilling to meet its financial obligations or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, or the value of assets underlying a security may decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Repurchase agreements risk: In a repurchase agreement, the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The Fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The Fund is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. Any of these things could cause the Fund to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$147,684,476	61.62%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion to $3 billion	0.22
Over $3 billion	0.21
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.72%	March 1, 2027
Class C	1.48	March 1, 2027
Class I, Class I2, Class I3	0.38	March 1, 2027
Class R2	0.69	March 1, 2027
Class R4	0.50	March 1, 2027
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Fund to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Fund or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that the Fund will be able to prevent a negative yield.
Voluntarily waived and/or reimbursed expenses related to the maintenance of the Fund's yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Fund, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. TAM has historically contributed additional amounts to the Fund in connection with the maintenance of the Fund's yield, and these amounts are reflected as Contributions from affiliate within the Financial Highlights in this shareholder report.
For the 36-month period ended April 30, 2026, there are no amounts waived by TAM due to the maintenance of the Fund's yield.
As of April 30, 2026, there are no balances available for recapture by TAM due to the maintenance of the Fund's yield.
For the 36-month period ended April 30, 2026, the amounts waived from financial intermediaries are as follows:
	Amounts Waived
	2023 (A)	2024 (A)	2025 (A)	2026 (A)	Total
Class A	$235,292	$—	$—	$—	$235,292
Class C	32,713	—	—	—	32,713
Class I	958	—	—	—	958
Class R2	123,801	—	—	—	123,801
Class R4	46,157	—	—	—	46,157

(A)	Not subject to recapture.
For the 36-month period ended April 30, 2026, the amounts waived by TAM due to the operating expense limitation are as follows:
	Amounts Waived
	2023 (A)	2024	2025	2026	Total
Class A	$—	$—	$57,515	$39,166	$96,681
Class I	5,867	10,605	17,801	7,125	41,398
Class I3	—	—	—	1,413	1,413
Class R2	—	—	9,345	5,593	14,938
Class R4	15,885	39,741	61,540	24,423	141,589

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the balances available for recapture by TAM due to the operating expense limitation are as follows:
	Amounts Available
	2023	2024	2025	2026	Total
Class A	$—	$—	$57,094	$39,166	$96,260
Class I	5,867	10,605	17,801	7,125	41,398
Class R2	—	—	8,926	5,593	14,519
Class R4	15,885	39,741	61,540	24,423	141,589
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class I3.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class C	$—	$302
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$91,642	$14,866
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$241,269,705	$—	$—	$—
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Government Money Market

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA GOVT MM 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica High Yield Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.0%
Automobile Components - 2.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	$ 1,702,000	$ 1,698,959
7.75%, 10/15/2033 (A)	1,700,000	1,659,757
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	6,960,000	6,241,218
Phinia, Inc.
6.63%, 10/15/2032 (A)	5,013,000	5,135,969
6.75%, 04/15/2029 (A)	1,566,000	1,602,865
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	1,831,000	1,818,921
6.88%, 04/14/2028 (A)	2,073,000	2,123,983
7.13%, 04/14/2030 (A)	2,781,000	2,788,400
		23,070,072
Automobiles - 1.0%
Ford Motor Credit Co. LLC
7.35%, 11/04/2027 - 03/06/2030	7,716,000	8,030,195
Banks - 1.3%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A)(D)(E)(F)	2,250,000	540,000
Fixed until 08/21/2026 (C), 6.38% (A)(D)(E)(F)	2,982,000	715,680
Fixed until 09/12/2025 (C), 7.25% (A)(D)(E)(F)	2,450,000	588,000
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (F), 06/20/2054 (A)	2,640,000	3,061,282
Fixed until 11/21/2032, 8.25% (F), 11/21/2033 (A)(B)	1,977,000	2,295,032
Lloyds Banking Group PLC
Fixed until 09/27/2035 (C), 6.63% (B)(F)	3,380,000	3,318,883
		10,518,877
Biotechnology - 0.7%
Genmab AS/Genmab Finance LLC
6.25%, 12/15/2032 (A)	1,854,000	1,902,668
7.25%, 12/15/2033 (A)(B)	3,716,000	3,874,552
		5,777,220
Building Products - 2.2%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	3,292,000	2,098,589
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,194,000	205,245
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	7,138,000	7,307,734
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	2,851,000	2,895,983
6.75%, 03/01/2033 (A)	1,216,000	1,233,103
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	4,421,000	4,629,061
		18,369,715
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 2.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	$ 2,406,000	$ 108,270
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	3,750,000	3,968,317
8.50%, 11/15/2028 (A)	1,578,000	1,636,338
9.00%, 02/15/2030 (A)	1,646,000	1,735,933
Olin Corp.
6.63%, 04/01/2033 (A)	5,054,000	5,006,730
Olympus Water U.S. Holding Corp.
6.75%, 08/01/2032 (A)	3,710,000	3,596,014
7.25%, 02/15/2033 (A)	8,252,000	8,065,858
		24,117,460
Commercial Services & Supplies - 5.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	5,791,000	6,074,018
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)(B)	4,052,000	4,089,967
8.25%, 01/15/2030 (A)	643,000	660,207
8.38%, 06/15/2032 (A)(B)	2,495,000	2,508,396
Enviri Corp.
5.75%, 07/31/2027 (A)	5,303,000	5,293,950
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	2,406,000	2,366,731
Herc Holdings, Inc.
6.00%, 03/15/2034 (A)(B)	3,007,000	2,981,487
6.63%, 06/15/2029 (A)	2,067,000	2,117,949
7.00%, 06/15/2030 (A)	1,666,000	1,733,261
7.25%, 06/15/2033 (A)	1,750,000	1,832,651
Hertz Corp.
5.00%, 12/01/2029 (A)	2,203,000	1,083,017
12.63%, 07/15/2029 (A)(B)	5,710,000	5,382,899
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)	3,556,000	2,763,461
Madison IAQ LLC
5.88%, 06/30/2029 (A)	4,117,000	4,105,858
		42,993,852
Communications Equipment - 4.7%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	1,829,398
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)(G)	3,987,000	3,977,049
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	8,098,563	4,336,844
Iliad Holding SAS
8.50%, 04/15/2031 (A)	2,144,000	2,274,584
Level 3 Financing, Inc.
3.75%, 07/15/2029 (A)	3,153,000	2,958,712
6.88%, 06/30/2033 (A)	433,000	446,870
7.00%, 03/31/2034 (A)	3,517,000	3,647,927
8.50%, 01/15/2036 (A)	3,437,000	3,681,065
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (A)(G)	3,741,000	3,708,131
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Vmed O2 U.K. Financing I PLC
6.75%, 01/15/2033 (A)	$ 3,700,000	$ 3,382,124
7.75%, 04/15/2032 (A)	8,869,000	8,622,130
		38,864,834
Construction & Engineering - 1.3%
Century Communities, Inc.
6.63%, 09/15/2033 (A)	5,622,000	5,593,772
KB Home
7.25%, 07/15/2030	4,932,000	5,035,957
		10,629,729
Consumer Staples Distribution & Retail - 1.5%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	1,247,000	1,263,757
6.75%, 07/01/2036	1,293,000	1,257,440
6.88%, 11/01/2035	686,000	676,710
7.50%, 06/15/2029	3,845,000	3,902,071
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	1,204,000	834,373
9.50%, 06/15/2031 (A)	913,000	798,861
Michaels Cos., Inc.
8.50%, 03/15/2033 (A)	3,431,000	3,388,284
		12,121,496
Containers & Packaging - 4.8%
Ardagh Group SA
9.50%, 12/01/2030 (A)	3,963,091	4,202,414
PIK Rate 6.50%, Cash Rate 5.50%, 12/01/2030 (A)(H)	5,997,000	5,381,708
Cascades, Inc./Cascades USA, Inc.
6.75%, 07/15/2030 (A)	6,660,000	6,725,934
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	2,676,000	2,517,627
6.88%, 01/15/2030 (A)	1,656,000	1,619,075
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)(B)	7,172,000	7,157,924
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	3,403,000	3,440,995
9.25%, 04/15/2027 (A)	2,009,000	1,978,865
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	669,000	639,340
7.38%, 06/01/2032 (A)(B)	4,854,000	4,586,152
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	499,000	520,302
12.25%, 01/15/2031 (A)	1,245,000	1,357,397
		40,127,733
Electric Utilities - 2.9%
Alpha Generation LLC
6.25%, 01/15/2034 (A)	5,975,000	5,934,159
Clearway Energy Operating LLC
5.75%, 01/15/2034 (A)	5,892,000	5,893,485
NRG Energy, Inc.
6.13%, 05/15/2036 (A)	4,868,000	4,849,606
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	$ 7,355,000	$ 7,678,421
		24,355,671
Electrical Equipment - 0.6%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (A)(B)	5,317,000	5,084,662
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	4,361,000	4,499,597
Energy Equipment & Services - 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	6,188,000	6,367,186
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	1,715,000	1,726,175
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	1,712,000	1,724,439
6.50%, 10/01/2033 (A)	1,749,000	1,789,055
		11,606,855
Financial Services - 3.6%
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	3,440,000	3,305,291
7.25%, 01/15/2031 (A)	6,416,000	6,572,133
ILFC E-Capital Trust I
6.38% (F), 12/21/2065 (A)	14,224,000	12,196,197
UWM Holdings LLC
6.63%, 02/01/2030 (A)	8,529,000	8,185,829
		30,259,450
Food Products - 3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	7,121,000	6,932,418
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	4,655,000	4,805,277
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	6,203,000	6,256,799
Post Holdings, Inc.
6.25%, 10/15/2034 (A)	1,666,000	1,644,612
6.38%, 03/01/2033 (A)	1,924,000	1,923,252
6.50%, 03/15/2036 (A)	5,539,000	5,502,586
		27,064,944
Health Care Providers & Services - 4.3%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)(I)	6,644,000	7,135,583
DaVita, Inc.
6.75%, 07/15/2033 (A)	4,046,000	4,171,709
Humana, Inc.
Fixed until 06/15/2031, 6.63% (F), 09/15/2056	2,930,000	2,887,084
IQVIA, Inc.
6.25%, 06/01/2032 (A)	4,891,000	4,980,975
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Kedrion SpA
6.50%, 09/01/2029 (A)	$ 5,049,000	$ 4,925,228
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	3,852,000	4,003,929
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	2,143,000	2,137,535
6.00%, 11/15/2033 (A)(B)	681,000	688,313
6.13%, 10/01/2028 - 06/15/2030	4,611,000	4,633,551
		35,563,907
Health Care REITs - 0.7%
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/2029 (B)	442,000	365,748
5.00%, 10/15/2027 (B)	2,547,000	2,483,315
8.50%, 02/15/2032 (A)	3,156,000	3,278,765
		6,127,828
Hotel & Resort REITs - 1.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.00%, 02/01/2030 (A)	7,638,000	7,797,886
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	6,194,000	6,294,248
		14,092,134
Hotels, Restaurants & Leisure - 7.4%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (A)	2,035,000	2,065,939
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	3,681,000	3,668,981
6.75%, 05/01/2031 (A)	3,906,000	3,995,123
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	3,440,000	3,115,711
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)(B)	4,317,000	3,614,012
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)	2,977,000	2,862,519
MGM Resorts International
6.13%, 09/15/2029	2,011,000	2,037,386
6.50%, 04/15/2032 (B)	5,619,000	5,690,080
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)(B)	2,164,000	2,094,387
6.75%, 02/01/2032 (A)	3,481,000	3,463,921
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (A)	4,436,000	4,512,619
Station Casinos LLC
6.63%, 03/15/2032 (A)	4,329,000	4,382,965
Travel & Leisure Co.
6.13%, 09/01/2033 (A)	4,776,000	4,732,943
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,930,000	2,937,445
7.00%, 02/15/2029 (A)	4,467,000	4,478,992
9.13%, 07/15/2031 (A)	2,792,000	2,942,020
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	$ 5,332,000	$ 5,643,400
		62,238,443
Household Durables - 1.2%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	3,862,000	3,749,165
8.50%, 06/01/2028 (A)	1,230,000	1,285,307
Whirlpool Corp.
6.50%, 06/15/2033 (B)	5,250,000	5,028,254
		10,062,726
Insurance - 4.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	2,712,000	2,671,894
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	3,561,000	3,591,443
6.75%, 10/15/2027 (A)	1,866,000	1,864,701
7.38%, 10/01/2032 (A)	2,100,000	2,063,437
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	12,590,000	12,577,447
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (F), 02/12/2067 (A)	7,178,000	6,912,722
HUB International Ltd.
7.25%, 06/15/2030 (A)	4,083,000	4,223,745
7.38%, 01/31/2032 (A)	1,430,000	1,464,851
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.27% (F), 05/17/2066	5,884,000	4,839,597
		40,209,837
Internet & Catalog Retail - 0.6%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (A)	5,200,000	4,785,937
9.50%, 05/30/2029 (A)	395,000	369,355
		5,155,292
Machinery - 0.7%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	4,324,000	4,488,878
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	2,057,000	1,537,608
		6,026,486
Media - 9.3%
Adelphia Communications Corp.
9.25%, 10/01/2049 (D)(E)(J)(K)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (E)(J)(K)(L)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	3,297,000	3,302,737
7.38%, 03/01/2031 - 02/01/2036 (A)(B)	9,322,000	9,327,600
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	$ 8,015,000	$ 7,384,517
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)(I)	1,648,000	1,713,281
7.50%, 03/15/2033 (A)(I)	939,000	986,395
CSC Holdings LLC
5.00%, 11/15/2031 (A)	3,295,000	1,178,192
6.50%, 02/01/2029 (A)	5,126,000	3,191,178
11.75%, 01/31/2029 (A)	6,217,000	4,451,912
Directv Financing LLC
8.88%, 02/01/2030 (A)	4,312,000	4,391,651
DISH Network Corp.
11.75%, 11/15/2027 (A)	2,515,000	2,596,234
Gray Media, Inc.
5.38%, 11/15/2031 (A)(B)	3,068,000	2,396,077
9.63%, 07/15/2032 (A)	3,000,000	3,050,145
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	2,786,173	2,681,692
9.13%, 05/01/2029 (A)(B)	3,061,700	3,067,410
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	6,700,000	4,503,405
Nexstar Media, Inc.
6.50%, 09/15/2033 (A)	2,723,000	2,743,956
7.25%, 04/15/2034 (A)	1,463,000	1,472,343
Paramount Global
4.95%, 01/15/2031	2,214,000	2,088,485
5.85%, 09/01/2043	2,930,000	2,150,817
Univision Communications, Inc.
8.88%, 04/15/2033 (A)	4,522,000	4,546,647
9.38%, 08/01/2032 (A)	1,588,000	1,643,339
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	3,225,000	2,718,437
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,331,000	2,042,590
7.50%, 01/15/2033 (A)	4,168,000	4,040,092
		77,669,325
Metals & Mining - 3.7%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	4,819,000	4,823,063
Constellium SE
6.38%, 08/15/2032 (A)	4,120,000	4,224,956
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	708,000	722,401
6.13%, 04/15/2032 (A)(B)	5,175,000	5,348,253
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	2,155,000	2,236,654
Novelis Corp.
6.38%, 08/15/2033 (A)	4,445,000	4,463,656
6.88%, 01/30/2030 (A)	5,012,000	5,138,383
PLS Group Ltd.
6.88%, 05/01/2031 (A)	3,587,000	3,671,767
		30,629,133
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	$ 2,018,000	$ 2,041,584
6.50%, 07/01/2030 (A)	2,254,000	2,309,327
		4,350,911
Oil, Gas & Consumable Fuels - 9.1%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	3,827,000	3,998,056
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	6,941,000	6,723,352
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	2,266,000	2,396,476
9.75%, 10/15/2030 (A)	6,018,000	6,431,738
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,309,000	3,483,520
8.88%, 04/15/2030	1,755,000	1,838,698
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	6,422,000	6,686,265
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	4,327,000	4,433,336
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	5,516,000	5,625,717
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,927,132
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030 (A)(B)	1,670,000	1,794,438
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	2,044,000	2,092,816
SM Energy Co.
7.00%, 08/01/2032 (A)(B)	3,381,000	3,470,661
8.63%, 11/01/2030 (A)	210,000	222,133
8.75%, 07/01/2031 (A)(B)	5,685,000	5,963,929
9.63%, 06/15/2033 (A)	512,000	570,511
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,878,000	5,323,688
9.88%, 02/01/2032 (A)(B)	6,042,000	6,482,190
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	634,000	653,830
7.75%, 05/01/2035 (A)	1,123,000	1,263,054
		76,381,540
Paper & Forest Products - 1.2%
Domtar Corp.
6.75%, 10/01/2028 (A)	681,000	539,625
Magnera Corp.
7.25%, 11/15/2031 (A)(B)	10,075,000	9,433,071
		9,972,696
Pharmaceuticals - 2.5%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	1,939,000	2,002,556
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)(B)	1,761,000	1,549,709
11.00%, 09/30/2028 (A)(B)	3,003,000	3,123,120
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (F), 12/10/2054	$ 1,623,000	$ 1,681,470
Fixed until 12/10/2029, 7.00% (F), 03/10/2055	6,953,000	7,213,858
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	2,832,000	2,814,009
6.75%, 05/15/2034 (A)	2,353,000	2,480,869
		20,865,591
Real Estate Management & Development - 0.9%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	5,882,000	5,882,489
8.88%, 09/01/2031 (A)	1,905,000	2,005,274
		7,887,763
Semiconductors & Semiconductor Equipment - 0.8%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	1,320,000	1,359,515
6.63%, 07/24/2033 (A)	4,919,000	5,142,134
		6,501,649
Software - 0.6%
CoreWeave, Inc.
9.75%, 10/01/2031 (A)	2,265,000	2,278,115
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	1,170,000	1,205,587
8.75%, 07/01/2034 (A)	1,705,000	1,774,269
		5,257,971
Textiles, Apparel & Luxury Goods - 0.5%
William Carter Co.
7.38%, 02/15/2031 (A)(B)	4,264,000	4,383,222
Transportation Infrastructure - 0.0% *
GB AIT Buyer, Inc.
8.75%, 04/30/2034 (A)	345,000	347,042
Total Corporate Debt Securities (Cost $763,959,444)		761,215,858
LOAN ASSIGNMENTS - 5.4%
Automobile Components - 0.6%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.15% (F), 05/06/2030	4,640,579	4,657,981
Commercial Services & Supplies - 0.4%
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.51% (F), 06/24/2030	5,180,765	3,324,326
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 6.83% (F), 04/13/2029	2,977,157	2,828,299
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services - 0.6%
Trinseo Luxco Finance SPV SARL
Term Loan A, 3-Month Term SOFR + 8.50%, 12.17% (F), 05/03/2028	$ 743,263	$ 548,157
Term Loan B, 3-Month Term SOFR + 8.50%, 12.17% (F), 05/03/2028	5,470,022	4,037,560
		4,585,717
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.90% (F), 02/06/2031	5,071,500	4,904,561
Machinery - 0.5%
GrafTech Finance, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 6.00%, 3.75% (F), 12/21/2029	1,532,211	1,473,986
Term Loan, 3-Month Term SOFR + 6.00%, 9.67% (F), 12/21/2029	2,681,368	2,560,707
		4,034,693
Media - 0.6%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.77% (F), 08/23/2028	5,260,000	5,278,084
Software - 1.8%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.53% (F), 05/15/2028	8,578,766	4,314,407
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.03% (F), 05/15/2028	1,463,020	1,446,927

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.16% (F), 02/10/2031	9,976,477	9,618,571
		15,379,905
Total Loan Assignments (Cost $50,631,791)		44,993,566

	Shares	Value
COMMON STOCKS - 0.5%
Diversified Consumer Services - 0.1%
WW International, Inc. (B)(E)	48,243	507,999
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E)(J)(K)(M)	3,226	0
Passenger Airlines - 0.0% *
ASG WT Corp. (E)(J)(K)	1,265	103,265
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.4%
Avaya Holdings Corp. (E)(K)(N)	233,572	3,270,008
Total Common Stocks (Cost $2,816,843)		3,881,272
OTHER INVESTMENT COMPANY - 11.4%
Securities Lending Collateral - 11.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (O)	95,097,728	95,097,728
Total Other Investment Company (Cost $95,097,728)		95,097,728

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.35% (O), dated 04/30/2026, to be repurchased at $21,287,279 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $21,712,215.	$ 21,286,480	21,286,480
Total Repurchase Agreement (Cost $21,286,480)		21,286,480
Total Investments (Cost $933,792,286)		926,474,904
Net Other Assets (Liabilities) - (10.8)%		(90,450,100)
Net Assets - 100.0%		$ 836,024,804
INVESTMENT VALUATION:

Valuation Inputs (P)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$761,215,665	$193	$761,215,858
Loan Assignments	—	44,993,566	—	44,993,566
Common Stocks	507,999	3,270,008	103,265	3,881,272
Other Investment Company	95,097,728	—	—	95,097,728
Repurchase Agreement	—	21,286,480	—	21,286,480
Total Investments	$95,605,727	$830,765,719	$103,458	$926,474,904

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(N)	$—	$—	$—	$3,270,008
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $665,154,803, representing 79.6% of the
Fund's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $103,844,815, collateralized by cash collateral of $95,097,728 and non-cash collateral, such as U.S. government securities of $10,925,050. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$1,843,771, representing 0.2% of the Fund's net assets.

(E)	Non-income producing security.
(F)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	CHS/Community Health Systems, Inc. 10.88%, 01/15/2032	08/15/2024 - 11/22/2024	$7,166,875	$7,135,583	0.9%
Corporate Debt Securities	Clear Channel Outdoor Holdings, Inc. 7.13%, 02/15/2031	07/21/2025	1,648,000	1,713,281	0.2%
Corporate Debt Securities	Clear Channel Outdoor Holdings, Inc. 7.50%, 03/15/2033	07/21/2025	939,000	986,395	0.1%
			$9,753,875	$9,835,259	1.2%

(J)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At April 30, 2026, the total value of the securities is $103,458, representing 0.0% of the Fund’s net assets.

(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $3,373,466, representing 0.4% of the Fund’s net assets.
(L)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(M)	Security deemed worthless.
(N)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(O)	Rate disclosed reflects the yield at April 30, 2026.
(P)
The Fund recognized transfers in and out of Level 3 as of April 30, 2026. Please reference the Investment Valuation section of the Notes to Financial
Statements for more information regarding investment valuation and pricing inputs.

(Q)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $912,505,806) (including securities loaned of $103,844,815)	$905,188,424
Repurchase agreement, at value (cost $21,286,480)	21,286,480
Cash	1,289,134
Receivables and other assets:
Investments sold	799,228
Net income from securities lending	82,631
Shares of beneficial interest sold	1,713,923
Interest	12,526,032
Prepaid expenses	18,392
Total assets	942,904,244
Liabilities:
Cash collateral received upon return of:
Securities on loan	95,097,728
Payables and other liabilities:
Investments purchased	3,083,851
When-issued, delayed-delivery, forward and TBA commitments purchased	7,675,488
Dividends and/or distributions	21,467
Shares of beneficial interest redeemed	448,187
Investment management fees	372,657
Distribution and service fees	25,785
Transfer agent fees	24,333
Trustee and CCO fees	3,057
Audit and tax fees	26,103
Custody fees	34,451
Legal fees	21,247
Printing and shareholder reports fees	19,061
Other accrued expenses	26,025
Total liabilities	106,879,440
Net assets	$836,024,804
Net assets consist of:
Paid-in capital	$1,037,426,129
Total distributable earnings (accumulated losses)	(201,401,325)
Net assets	$836,024,804
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$72,077,032
Class C	5,631,057
Class I	89,765,459
Class I2	480,132,504
Class I3	99,432,024
Class R	10,731,984
Class R4	11,865,774
Class R6	66,388,970
Shares outstanding (unlimited shares, no par value):
Class A	8,963,486
Class C	700,587
Class I	11,052,878
Class I2	58,844,813
Class I3	12,191,603
Class R	1,315,480
Class R4	1,453,607
Class R6	8,138,876
Net asset value per share: (A)
Class A	$8.04
Class C	8.04
Class I	8.12
Class I2	8.16
Class I3	8.16
Class R	8.16
Class R4	8.16
Class R6	8.16
Maximum offering price per share: (B)
Class A	$8.44

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$31,147,422
Net income from securities lending	354,399
Total investment income	31,501,821
Expenses:
Investment management fees	2,298,990
Distribution and service fees:
Class A	85,480
Class C	29,149
Class R	25,671
Class R4	14,853
Transfer agent fees:
Class A	64,457
Class C	3,389
Class I	46,807
Class I2	17,641
Class I3	3,836
Class R	105
Class R4	446
Class R6	2,659
Trustee and CCO fees	18,023
Audit and tax fees	25,298
Custody fees	54,616
Legal fees	36,190
Printing and shareholder reports fees	22,449
Registration fees	57,434
Other	29,626
Total expenses before waiver and/or reimbursement and recapture	2,837,119
Expenses waived and/or reimbursed:
Class A	(5,189)
Class I	(38,229)
Class R	(785)
Class R4	(1,221)
Recapture of previously waived and/or reimbursed fees:
Class A	2,896
Class R	1
Class R4	21
Net expenses	2,794,613
Net investment income (loss)	28,707,208
Net realized gain (loss) on:
Investments	(2,672,327)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,097,224)
Net realized and change in unrealized gain (loss)	(9,769,551)
Net increase (decrease) in net assets resulting from operations	$18,937,657
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$28,707,208	$82,885,243
Net realized gain (loss)	(2,672,327)	(12,481,109)
Net change in unrealized appreciation (depreciation)	(7,097,224)	17,040,712
Net increase (decrease) in net assets resulting from operations	18,937,657	87,444,846
Dividends and/or distributions to shareholders:
Class A	(2,255,068)	(4,458,372)
Class C	(173,008)	(400,057)
Class I	(3,159,568)	(6,935,600)
Class I2	(16,599,259)	(55,783,477)
Class I3	(3,603,734)	(8,017,138)
Class R	(337,733)	(759,011)
Class R4	(405,444)	(1,212,457)
Class R6	(2,496,527)	(5,628,739)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(29,030,341)	(83,194,851)
Capital share transactions:
Proceeds from shares sold:
Class A	46,822,639	116,572,659
Class C	359,635	1,268,487
Class I	33,989,757	111,015,414
Class I2	503,954	8,081,071
Class I3	2,041,118	13,113,489
Class R	919,555	1,315,130
Class R4	691,653	2,181,101
Class R6	8,315,908	29,721,205
	93,644,219	283,268,556
Dividends and/or distributions reinvested:
Class A	2,141,803	4,217,560
Class C	169,044	391,621
Class I	3,146,461	6,902,249
Class I2	16,599,259	55,782,869
Class I3	3,603,734	8,017,138
Class R	337,733	754,845
Class R4	405,444	1,212,457
Class R6	2,495,762	5,626,119
	28,899,240	82,904,858
Cost of shares redeemed:
Class A	(41,063,790)	(119,178,779)
Class C	(871,868)	(2,179,468)
Class I	(32,890,820)	(146,590,195)
Class I2	(764,761)	(476,265,021)
Class I3	(14,083,568)	(63,293,190)
Class R	(1,203,357)	(8,804,768)
Class R4	(2,495,724)	(19,338,017)
Class R6	(22,227,506)	(33,142,116)
	(115,601,394)	(868,791,554)
Automatic conversions:
Class A	174,870	996,803
Class C	(174,870)	(996,803)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	6,942,065	(502,618,140)
Net increase (decrease) in net assets	(3,150,619)	(498,368,145)
Net assets:
Beginning of period/year	839,175,423	1,337,543,568
End of period/year	$836,024,804	$839,175,423
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	5,775,299	14,458,841
Class C	44,527	156,987
Class I	4,137,771	13,735,528
Class I2	61,251	988,051
Class I3	247,554	1,593,093
Class R	111,997	160,632
Class R4	83,874	265,573
Class R6	1,010,825	3,630,201
	11,473,098	34,988,906
Shares reinvested:
Class A	264,382	521,877
Class C	20,875	48,517
Class I	384,807	845,224
Class I2	2,020,440	6,812,145
Class I3	438,576	978,587
Class R	41,102	92,069
Class R4	49,325	147,820
Class R6	303,629	687,124
	3,523,136	10,133,363
Shares redeemed:
Class A	(5,049,451)	(14,766,791)
Class C	(107,577)	(270,525)
Class I	(4,027,920)	(18,223,573)
Class I2	(92,913)	(57,928,499)
Class I3	(1,714,926)	(7,701,715)
Class R	(145,956)	(1,075,406)
Class R4	(303,666)	(2,348,863)
Class R6	(2,692,760)	(4,058,881)
	(14,135,169)	(106,374,253)
Automatic conversions:
Class A	21,560	123,657
Class C	(21,572)	(123,760)
	(12)	(103)
Net increase (decrease) in shares outstanding:
Class A	1,011,790	337,584
Class C	(63,747)	(188,781)
Class I	494,658	(3,642,821)
Class I2	1,988,778	(50,128,303)
Class I3	(1,028,796)	(5,130,035)
Class R	7,143	(822,705)
Class R4	(170,467)	(1,935,470)
Class R6	(1,378,306)	258,444
	861,053	(61,252,087)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.14	$8.10	$7.50	$7.68	$9.13	$8.56
Investment operations:
Net investment income (loss) (A)	0.26	0.53	0.48	0.41	0.39	0.37
Net realized and unrealized gain (loss)	(0.09)	0.04	0.59	(0.17)	(1.44)	0.58
Total investment operations	0.17	0.57	1.07	0.24	(1.05)	0.95
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.53)	(0.47)	(0.42)	(0.40)	(0.38)
Net asset value, end of period/year	$8.04	$8.14	$8.10	$7.50	$7.68	$9.13
Total return (E)	2.05%(F)	7.27%	14.56%(C)	3.10%	(11.74)%(D)	11.38%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$72,077	$64,739	$61,651	$57,317	$62,992	$85,643
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05%(G)	1.04%	1.03%	1.02%	1.00%	0.98%
Including waiver and/or reimbursement and recapture	1.04%(G)(H)	1.04%(H)(I)	1.03%	1.02%(I)	1.00%(I)	1.00%
Net investment income (loss) to average net assets	6.51%(G)	6.52%	5.99%	5.32%	4.64%	4.09%
Portfolio turnover rate	22%(F)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.13	$8.09	$7.49	$7.65	$9.10	$8.52
Investment operations:
Net investment income (loss) (A)	0.24	0.47	0.42	0.36	0.33	0.30
Net realized and unrealized gain (loss)	(0.09)	0.05	0.60	(0.16)	(1.44)	0.59
Total investment operations	0.15	0.52	1.02	0.20	(1.11)	0.89
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.48)	(0.42)	(0.36)	(0.34)	(0.31)
Net asset value, end of period/year	$8.04	$8.13	$8.09	$7.49	$7.65	$9.10
Total return (D)	1.85%(E)	6.57%	13.83%(C)	2.64%	(12.42)%	10.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,631	$6,218	$7,711	$6,593	$8,914	$14,407
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.73%(F)	1.71%	1.72%	1.74%	1.72%	1.71%
Including waiver and/or reimbursement and recapture	1.73%(F)	1.71%	1.72%	1.74%(G)	1.72%	1.71%
Net investment income (loss) to average net assets	5.86%(F)	5.87%	5.35%	4.61%	3.91%	3.37%
Portfolio turnover rate	22%(E)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.22	$8.18	$7.58	$7.74	$9.21	$8.63
Investment operations:
Net investment income (loss) (A)	0.28	0.56	0.50	0.45	0.43	0.41
Net realized and unrealized gain (loss)	(0.09)	0.04	0.61	(0.15)	(1.46)	0.59
Total investment operations	0.19	0.60	1.11	0.30	(1.03)	1.00
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.56)	(0.51)	(0.46)	(0.44)	(0.42)
Net asset value, end of period/year	$8.12	$8.22	$8.18	$7.58	$7.74	$9.21
Total return	2.28%(D)	7.66%	14.98%	3.83%	(11.44)%(B)	11.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$89,765	$86,774	$116,219	$525,490	$562,580	$841,173
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.71%	0.70%	0.70%	0.70%	0.68%
Including waiver and/or reimbursement and recapture	0.63%(E)(F)	0.62%(F)	0.62%(F)	0.61%(F)	0.61%(F)(G)	0.60%(G)
Net investment income (loss) to average net assets	6.95%(E)	6.92%	6.27%	5.75%	5.02%	4.44%
Portfolio turnover rate	22%(D)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.26	$8.21	$7.60	$7.76	$9.23	$8.64
Investment operations:
Net investment income (loss) (A)	0.28	0.57	0.52	0.46	0.43	0.41
Net realized and unrealized gain (loss)	(0.09)	0.05	0.61	(0.16)	(1.46)	0.60
Total investment operations	0.19	0.62	1.13	0.30	(1.03)	1.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.57)	(0.52)	(0.46)	(0.44)	(0.42)
Net asset value, end of period/year	$8.16	$8.26	$8.21	$7.60	$7.76	$9.23
Total return	2.30%(B)	7.87%	15.11%	3.85%	(11.42)%	11.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$480,133	$469,526	$878,559	$759,753	$251,872	$931,699
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.58%
Including waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.58%
Net investment income (loss) to average net assets	6.98%(C)	6.98%	6.47%	5.92%	4.90%	4.49%
Portfolio turnover rate	22%(B)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.25	$8.21	$7.60	$7.76	$9.23	$8.64
Investment operations:
Net investment income (loss) (A)	0.28	0.57	0.52	0.45	0.43	0.41
Net realized and unrealized gain (loss)	(0.08)	0.04	0.60	(0.15)	(1.46)	0.60
Total investment operations	0.20	0.61	1.12	0.30	(1.03)	1.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.57)	(0.51)	(0.46)	(0.44)	(0.42)
Net asset value, end of period/year	$8.16	$8.25	$8.21	$7.60	$7.76	$9.23
Total return	2.42%(B)	7.75%	15.11%	3.85%	(11.42)%	11.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,432	$109,128	$150,644	$140,818	$154,394	$222,760
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.58%
Including waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	6.97%(C)	6.96%	6.46%	5.76%	5.04%	4.48%
Portfolio turnover rate	22%(B)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.26	$8.21	$7.60	$7.76	$9.23	$8.64
Investment operations:
Net investment income (loss) (A)	0.27	0.53	0.48	0.41	0.39	0.37
Net realized and unrealized gain (loss)	(0.10)	0.05	0.61	(0.15)	(1.46)	0.60
Total investment operations	0.17	0.58	1.09	0.26	(1.07)	0.97
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.53)	(0.48)	(0.42)	(0.40)	(0.38)
Net asset value, end of period/year	$8.16	$8.26	$8.21	$7.60	$7.76	$9.23
Total return	2.06%(B)	7.35%	14.55%	3.33%	(11.86)%	11.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,732	$10,803	$17,495	$16,090	$17,663	$24,423
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12%(C)	1.10%	1.10%	1.10%	1.09%	1.12%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%(D)	1.10%(D)	1.10%(D)	1.10%	1.10%
Net investment income (loss) to average net assets	6.50%(C)	6.46%	5.97%	5.26%	4.55%	3.98%
Portfolio turnover rate	22%(B)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.26	$8.22	$7.61	$7.77	$9.22	$8.64
Investment operations:
Net investment income (loss) (A)	0.28	0.55	0.50	0.43	0.41	0.38
Net realized and unrealized gain (loss)	(0.10)	0.04	0.61	(0.15)	(1.46)	0.59
Total investment operations	0.18	0.59	1.11	0.28	(1.05)	0.97
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.55)	(0.50)	(0.44)	(0.40)	(0.39)
Net asset value, end of period/year	$8.16	$8.26	$8.22	$7.61	$7.77	$9.22
Total return	2.18% (B)	7.49%	14.82%	3.59%	(11.58)%	11.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,866	$13,418	$29,254	$38,138	$48,173	$66,337
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(C)	0.86%	0.86%	0.85%	0.85%	0.83%
Including waiver and/or reimbursement and recapture	0.85%(C)	0.85%	0.85%	0.85%(D)	0.85%(D)	0.85%
Net investment income (loss) to average net assets	6.74%(C)	6.71%	6.21%	5.52%	4.81%	4.20%
Portfolio turnover rate	22%(B)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$8.26	$8.21	$7.60	$7.76	$9.23	$8.64
Investment operations:
Net investment income (loss) (A)	0.28	0.57	0.52	0.45	0.43	0.41
Net realized and unrealized gain (loss)	(0.09)	0.05	0.60	(0.15)	(1.46)	0.60
Total investment operations	0.19	0.62	1.12	0.30	(1.03)	1.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.57)	(0.51)	(0.46)	(0.44)	(0.42)
Net asset value, end of period/year	$8.16	$8.26	$8.21	$7.60	$7.76	$9.23
Total return	2.29%(B)	7.88%	15.11%	3.85%	(11.41)%	11.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,389	$78,569	$76,011	$65,466	$59,709	$61,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.58%
Including waiver and/or reimbursement and recapture	0.62%(C)	0.61%	0.61%	0.60%	0.60%	0.58%
Net investment income (loss) to average net assets	6.96%(C)	6.99%	6.47%	5.78%	5.07%	4.48%
Portfolio turnover rate	22%(B)	42%	56%	19%	22%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2026. Open funded loan participations and assignments at April 30, 2026, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$111,812	$—	$—	$—	$111,812
Corporate Debt Securities	94,985,916	—	—	—	94,985,916
Total Securities Lending Transactions	$95,097,728	$—	$—	$—	$95,097,728
Total Borrowings	$95,097,728	$—	$—	$—	$95,097,728
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Distressed or defaulted securities risk: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Fund may incur costs to protect its investment, and the Fund could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$628,272,640	75.15%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2027
Class C	1.77	March 1, 2027
Class I	0.75	March 1, 2027
Class I2, Class I3, Class R6	0.65	March 1, 2027
Class R	1.10	March 1, 2027
Class R4	0.85	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class R	$193	$1,589	$976	$785	$3,543
Class R4	488	4,838	2,148	1,221	8,695

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$8,936	$—
Class C	—	295
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$137,964	$23,754
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$180,907,650	$—	$180,057,215	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$933,792,286	$17,694,006	$(25,011,388)	$(7,317,382)
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA HYB 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica High Yield Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.8%
Alabama - 1.2%
Alabama State University, Revenue Bonds,
BAM, 5.00%, 09/01/2040	$ 445,000	$ 469,669
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.13%, 06/01/2035	210,000	217,794
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	180,000	180,301
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.25%, 08/01/2049	175,000	180,971
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series E,
5.00%, 10/01/2030	1,000,000	1,068,699
		2,117,434
Arizona - 2.9%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	147,078
Series A,
4.00%, 07/01/2034	80,000	77,735
5.00%, 07/01/2045 - 11/01/2047	1,400,000	1,415,521
5.50%, 11/01/2051	1,000,000	1,051,587
Series B,
5.00%, 07/01/2028 - 07/01/2033	105,000	105,175
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
Series A,
5.00%, 07/01/2041	35,000	35,006
La Paz County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2051	280,000	227,196
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	109,997
Series A,
3.00%, 07/01/2031 (A)	650,000	614,587
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	425,000	389,950
Series A,
4.00%, 12/01/2038	25,000	24,012
5.63%, 12/01/2060	1,000,000	1,014,203
		5,212,047
Arkansas - 0.3%
Fayetteville Public Facilities Board, Revenue Bonds,
5.50%, 12/01/2054	500,000	509,021
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 2.7%
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046	$ 25,000	$ 22,845
5.00%, 11/15/2039	450,000	461,982
5.50%, 06/01/2054 (A)	850,000	795,920
Series A,
4.00%, 10/01/2044	250,000	236,875
5.00%, 09/01/2046	150,000	151,328
5.13%, 06/01/2045	750,000	756,234
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	210,123
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	701,727
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	115,000	115,049
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	20,000	20,386
Los Nietos School District, General Obligation Unlimited,
Series E, AG,
Zero Coupon, 08/01/2048	750,000	254,127
Oxnard School District, Certificate of Participation,
BAM, Fixed until 08/01/2026, 5.00% (B), 08/01/2045	500,000	501,313
River Islands Public Financing Authority, Special Tax,
Series A, AG,
Zero Coupon, 09/01/2053 - 09/01/2054	2,750,000	667,855
		4,895,764
Colorado - 13.2%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,034,471
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	1,004,531
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	532,907
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/15/2054	1,000,000	1,001,283
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041	500,000	417,747
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 09/01/2041	$ 105,000	$ 97,876
5.00%, 04/01/2038	600,000	609,911
Series A,
4.00%, 07/01/2044	900,000	824,627
5.00%, 06/01/2045 - 06/01/2054	720,000	717,376
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.25%, 05/15/2048	1,000,000	1,018,641
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,000,899
Denver City & County Housing Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2045	500,000	511,493
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2037	25,000	23,889
5.25%, 12/01/2045	40,000	40,014
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	501,442
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	406,891
Glen Metropolitan District No. 1, General Obligation Limited,
BAM, 2.00%, 12/01/2030	105,000	95,049
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	200,000	191,021
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	498,873
Grand River Hospital District, General Obligation Unlimited,
AG, 6.00%, 12/01/2045	670,000	766,000
Lafferty Canyon Metropolitan District, General Obligation Limited,
Series A,
5.63%, 12/01/2055	1,500,000	1,519,996
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	499,981
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (C), 12/15/2054 (A)	1,500,000	1,481,708
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	$ 1,150,000	$ 983,676
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	507,118
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
0.00% (C), 09/20/2054 (A)	2,000,000	1,482,929
Sterling Ranch Community Authority Board, Revenue Bonds,
Series B,
6.88%, 12/15/2055	1,000,000	1,007,373
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	466,070
5.00%, 12/01/2041	1,365,000	1,212,952
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,018,177
Series A,
0.00% (C), 12/01/2054	1,340,000	1,031,179
Village Metropolitan District, General Obligation Limited,
Series A,
5.75%, 12/01/2055	1,000,000	1,011,363
		23,517,463
Delaware - 1.6%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	548,640
Series B,
5.00%, 11/15/2038	30,000	31,172
5.25%, 11/15/2053	1,500,000	1,510,722
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	745,000	746,748
		2,837,282
District of Columbia - 2.9%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	505,000	423,099
5.00%, 07/01/2039 - 07/01/2054	2,240,000	2,267,568
Series A,
5.00%, 07/01/2032 - 07/01/2048	1,000,000	997,134
District of Columbia, Tax Allocation,
Series B,
0.00 (C), 06/01/2049 (A)(D)	2,500,000	1,561,598
		5,249,399
Florida - 4.9%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	455,954
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	$ 40,000	$ 39,890
3.25%, 09/01/2030	20,000	19,709
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,333,040
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	180,471
5.13%, 06/01/2040 (A)	390,000	395,842
Series A,
4.00%, 06/01/2030 - 06/15/2042	1,020,000	968,899
5.00%, 06/15/2029 - 06/01/2040	845,000	809,095
6.00%, 06/15/2045 (A)	1,000,000	1,055,664
12.00% (B), 07/15/2059 (A)	750,000	210,000
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	222,402
2.00%, 07/01/2032	75,000	66,907
Miami-Dade County Expressway Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	25,000	25,046
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	100,000	100,773
AG-CR, 5.00%, 11/01/2045	900,000	941,606
Series A,
5.00%, 11/01/2029 - 11/01/2036	160,000	169,187
Series B,
4.00%, 11/15/2041	500,000	482,412
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	390,617
5.00%, 06/01/2056 (A)	1,000,000	835,738
		8,703,252
Georgia - 4.0%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	1,000,859
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	750,000	766,709
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	750,000	765,739
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	875,000	836,081
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	$ 2,710,000	$ 2,272,611
Savannah Convention Center Authority, Revenue Bonds,
Series C, AG,
5.50%, 06/01/2050	1,450,000	1,536,891
		7,178,890
Idaho - 1.1%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	125,000	113,382
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	165,000	163,027
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,730,646
		2,007,055
Illinois - 3.9%
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	145,217
Series A, AG-CR,
5.00%, 01/01/2044	1,000,000	1,028,987
Series E, BAM,
6.00%, 01/01/2043	1,000,000	1,133,114
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	12,771
Series A,
4.00%, 05/01/2035 - 05/01/2040	265,000	261,616
5.00%, 11/01/2029 - 11/01/2031	85,000	85,931
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2040	2,000,000	2,004,351
Northeastern Illinois University, Certificate of Participation,
4.00%, 10/01/2038	35,000	30,938
4.10%, 10/01/2041	80,000	69,604
BAM-TCRS,
3.85%, 10/01/2032	80,000	76,247
4.00%, 10/01/2038	430,000	391,073
Northern Illinois University, Revenue Bonds,
BAM, 4.00%, 10/01/2043	15,000	14,003
Sales Tax Securitization Corp., Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 01/01/2040	1,000,000	1,098,221
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	17,307	18,095
7.35%, 07/01/2035	14,286	15,304
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	$ 290,000	$ 289,542
Village of Oak Park, General Obligation Unlimited,
Series A,
2.13%, 11/01/2038	315,000	242,925
		6,917,939
Indiana - 0.0% *
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	34,203
Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds,
5.88%, 10/01/2065	880,000	892,938
Kansas - 0.1
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL, Zero Coupon, 12/01/2027	80,000	75,340
Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,080,000	961,976
Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series A,
4.65%, 11/15/2046	500,000	497,407
Maryland - 0.8%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	15,000	15,237
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.50%, 01/01/2046	125,000	125,763
Series C, AG,
5.25%, 07/01/2050	1,200,000	1,253,393
		1,394,393
Massachusetts - 1.3%
Massachusetts Development Finance Agency, Revenue Bonds,
4.00%, 07/01/2041	15,000	14,257
5.00%, 10/01/2049	325,000	323,161
6.00%, 10/01/2049	750,000	811,617
7.38%, 10/01/2035	600,000	617,437
Series E,
4.00%, 07/01/2038	80,000	77,792
5.00%, 07/01/2036	100,000	100,140
Series G,
5.25%, 07/01/2048	25,000	25,221
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, (continued)
Series H, AG,
5.25%, 10/01/2033	$ 340,000	$ 348,570
Series L,
4.00%, 07/01/2044	25,000	22,260
		2,340,455
Michigan - 0.2%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	403,015
Minnesota - 1.5%
City of Apple Valley, Revenue Bonds,
Series A-2,
5.50%, 09/01/2055	600,000	606,770
5.63%, 09/01/2065	1,000,000	1,013,155
City of Mountain Lake Electric, Revenue Bonds,
Series B, AG,
5.00%, 12/01/2050	300,000	307,569
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	215,000	153,218
County of Carlton, General Obligation Unlimited,
3.00%, 02/01/2027	20,000	20,003
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	555,634
		2,656,349
Mississippi - 0.1%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	265,000	208,161
Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029	80,000	81,667
5.25%, 02/01/2054	500,000	500,453
Lees Summit Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2032	250,000	253,133
		835,253
Nebraska - 0.6%
City of Blair Water System, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,496
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada - 0.0% *
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	$ 55,000	$ 55,583
New Hampshire - 3.3%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 - 12/01/2035 (A)	5,252,907	3,291,797
Zero Coupon, 12/15/2039	1,250,000	514,518
5.75%, 08/01/2055	650,000	635,542
5.88%, 12/01/2032 (A)	750,000	751,317
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 10/01/2038	740,000	743,057
		5,936,231
New Jersey - 1.6%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E)(F)	500,000	225,000
5.13%, 12/01/2045 (E)(F)	30,000	13,500
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,004,267
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2035 - 11/01/2045	570,000	588,249
Series A,
5.13%, 09/01/2052 (A)	760,000	730,309
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 07/01/2046	180,000	180,285
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 07/01/2044	65,000	65,699
		2,807,309
New York - 3.5%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	30,279
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2037 - 08/01/2052	540,000	532,654
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2031 (A)	245,000	238,758
City of Ithaca, General Obligation Limited,
3.00%, 02/15/2034	25,000	23,615
3.13%, 02/15/2045	20,000	14,684
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.50%, 12/01/2055	500,000	514,970
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
4.00%, 12/01/2039	$ 390,000	$ 376,517
New York City Industrial Development Agency, Revenue Bonds,
FGIC, CPI-YoY + 0.89%, 3.30% (B), 03/01/2027	20,000	20,025
New York State Dormitory Authority, Revenue Bonds,
AG, 5.50%, 10/01/2054	765,000	808,249
New York Transportation Development Corp., Revenue Bonds,
6.00%, 06/30/2054	1,065,000	1,107,534
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	783,559
Southold Local Development Corp., Revenue Bonds,
3.50%, 12/01/2030	95,000	94,087
Troy Local Development Corp., Revenue Bonds,
5.00%, 09/01/2056	1,540,000	1,508,423
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	53,416
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	192,435
		6,299,205
North Carolina - 2.1%
North Carolina Medical Care Commission, Revenue Bonds,
5.00%, 11/01/2037	150,000	150,757
Series A,
4.00%, 01/01/2041	190,000	184,623
5.25%, 11/01/2046	1,455,000	1,507,441
Series B-1,
4.00%, 11/01/2031	1,000,000	992,843
Series C,
3.00%, 10/01/2036	25,000	22,831
5.00%, 10/01/2031 - 10/01/2036	825,000	828,274
		3,686,769
North Dakota - 1.5%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2051	195,000	168,689
AG-CR,
4.00%, 12/01/2037	1,125,000	1,105,893
Series A,
4.00%, 12/01/2047	395,000	334,253
5.00%, 12/01/2037	25,000	25,197
Series A, AG,
5.00%, 12/01/2043 - 12/01/2048	440,000	449,562
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Horace, General Obligation Unlimited,
Series C,
5.00%, 05/01/2050	$ 650,000	$ 650,086
		2,733,680
Ohio - 7.9%
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (D)	20,000	20,029
City of Norwood, Tax Allocation,
5.00%, 12/01/2041	500,000	515,875
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	715,000	625,645
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,500,000	1,500,496
5.50%, 01/01/2040	400,000	428,654
Series A,
5.50%, 01/01/2043	150,000	156,752
County of Montgomery, Revenue Bonds,
Series A,
4.00%, 11/15/2038	395,000	383,506
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	495,000	474,051
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
4.35%, 06/30/2040	525,000	525,627
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.00%, 07/01/2041	250,000	250,020
Series B,
4.00%, 07/01/2046	860,000	765,678
Port of Greater Cincinnati Development Authority, Revenue Bonds,
5.13%, 11/15/2054	400,000	407,622
State of Ohio, Revenue Bonds,
5.00%, 11/15/2034	35,000	36,528
Summit County Development Finance Authority, Revenue Bonds,
Series A, BAM,
5.50%, 07/01/2060	115,000	119,233
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	645,189
6.75%, 12/01/2056	1,540,000	1,671,934
Series C,
3.00%, 12/01/2031	790,000	745,434
Series D,
6.75%, 12/01/2058	1,595,000	1,701,156
Series D-1,
3.00%, 12/01/2030	395,000	381,621
Series E,
6.25%, 12/01/2055	2,200,000	2,286,629
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Warren County Port Authority, Revenue Bonds, (continued)
Series H,
4.00%, 12/01/2041	$ 570,000	$ 537,567
		14,179,246
Oklahoma - 0.1%
Delaware County Educational Facilities Authority, Revenue Bonds,
4.63%, 09/01/2036	120,000	120,786
Oregon - 0.4%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	740,000	584,630
5.00%, 05/15/2038	180,000	182,383
		767,013
Pennsylvania - 2.4%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(D)	1,000,000	1,023,350
Berks County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 05/15/2037	325,000	325,962
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	10,000	10,001
5.00%, 01/01/2039 - 01/01/2045	520,000	507,931
East Hempfield Township Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2031	30,000	30,015
Lancaster County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2035	150,000	149,892
Lancaster Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2044	85,000	85,140
Lancaster Municipal Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2026	95,000	95,000
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	200,000	201,176
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,773,894
4.13%, 12/31/2038	55,000	52,387
		4,254,748
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series B, AG,
5.63%, 07/01/2065	$ 600,000	$ 610,756
South Carolina - 0.4%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	115,000	115,347
5.25%, 07/01/2037	130,000	130,257
Series A,
5.63%, 10/01/2050	500,000	501,029
		746,633
Tennessee - 2.2%
Bartlett Industrial Development Board, Tax Allocation,
6.20%, 07/01/2049 (A)	1,000,000	1,014,582
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2035	90,000	90,019
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,020,000	1,063,823
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045 - 07/01/2050	1,770,000	1,790,728
		3,959,152
Texas - 5.7%
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
2.25%, 09/01/2037	565,000	446,271
Series A,
2.50%, 09/01/2037	285,000	232,122
City of Aubrey, Special Assessment,
BAM, 5.00%, 09/01/2045	55,000	57,140
City of Houston Hotel Occupancy Tax & Special, Revenue Bonds,
Series C, AG,
Zero Coupon, 09/01/2049	700,000	215,925
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	408,287
4.25%, 09/15/2051 (A)	514,000	432,876
East Downtown Redevelopment Authority, Tax Allocation,
AG, 3.00%, 09/01/2037	500,000	458,900
Fort Bend County Municipal Utility District No. 174, General Obligation Unlimited,
AG, 4.00%, 09/01/2041	200,000	196,681
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	46,719
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 319, General Obligation Unlimited,
BAM-TCRS, 4.50%, 09/01/2043	$ 100,000	$ 98,114
Harris County Municipal Utility District No. 531, General Obligation Unlimited,
BAM, 2.00%, 09/01/2036	30,000	23,294
Hidalgo County Regional Mobility Authority, Revenue Bonds,
Series A,
Zero Coupon, 12/01/2043	2,000,000	841,477
Lower Kirby Pearland Management District, General Obligation Unlimited,
3.00%, 09/01/2034	25,000	22,073
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	130,000	130,911
5.00%, 01/01/2047 - 01/01/2055	2,215,000	2,084,326
5.38%, 01/01/2055	1,000,000	1,005,861
Series A-1, AG,
4.00%, 07/01/2043	25,000	23,601
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2040 - 10/01/2049	740,000	738,928
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	2,000,000	2,111,564
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	229,080
Verandah Municipal Utility District, General Obligation Unlimited,
AG, 75.00%, 09/01/2028	80,000	198,368
AG, 99.00%, 09/01/2026 - 09/01/2027	140,000	245,894
		10,248,412
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AG-CR,
5.00%, 10/01/2042 (D)	210,000	212,028
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds,
Series 2010-C, AG,
6.85%, 07/01/2035	60,000	64,380
		276,408
Utah - 3.5%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,466,376
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,504,479
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Mida Mountain Village Public Infrastructure District, Tax Allocation, (continued)
Series 2,
6.00%, 06/15/2054 (A)	$ 1,500,000	$ 1,543,351
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	1,029,748
South Salt Lake Redevelopment Agency, Tax Allocation,
6.25%, 04/15/2046 (A)	500,000	510,729
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2045 - 04/15/2047	55,000	48,126
Series A,
4.00%, 10/15/2045 - 10/15/2046	200,000	178,848
		6,281,657
Virginia - 1.0%
City of Chesapeake Expressway Toll Road, Revenue Bonds,
Series B,
4.75% (B), 07/15/2032	15,000	15,537
Henrico County Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2031	145,000	148,035
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,633,409
		1,796,981
Washington - 2.5%
King County Public Hospital District No. 4, Revenue Bonds,
Series A,
6.63%, 12/01/2045	500,000	506,169
7.00%, 12/01/2060	1,000,000	1,012,206
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	230,000	210,001
Series C,
5.00%, 10/01/2044	270,000	270,086
Washington State Housing Finance Commission, Revenue Bonds,
4.50%, 07/01/2055	840,000	778,103
5.00%, 07/01/2045	500,000	526,619
6.38%, 07/01/2063 (A)	1,140,000	1,212,696
		4,515,880
West Virginia - 1.1%
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.50%, 06/01/2054	1,830,000	1,922,172
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 9.9%
Green Bay Housing Authority, Revenue Bonds,
2.00%, 04/01/2027	$ 40,000	$ 39,285
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	90,000	90,123
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (A)	2,080,000	1,151,652
5.00%, 12/15/2036 (A)	491,130	488,107
6.00%, 11/15/2045 (A)	1,000,000	996,816
6.38%, 07/01/2043 (A)	230,000	241,085
6.63%, 07/01/2053 (A)	500,000	516,430
6.75%, 07/01/2058 (A)	520,000	538,853
Series 2025-A,
5.25%, 06/15/2045 - 06/15/2055	2,000,000	2,016,613
Series A,
4.00%, 07/01/2051	110,000	87,818
4.25%, 12/01/2051 (A)	1,500,000	1,189,077
5.00%, 05/15/2028 (A)	1,000,000	1,008,198
5.00%, 06/15/2044	250,000	249,991
5.25%, 05/15/2037 (A)	1,430,000	1,439,544
5.25%, 06/15/2054	900,000	882,001
6.50%, 12/01/2055 (A)	1,000,000	1,021,111
6.75%, 06/01/2062 - 12/01/2065 (A)	2,650,000	2,677,870
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	1,450,000	1,482,335
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	85,000	74,891
5.75%, 08/15/2059	500,000	513,803
6.13%, 10/01/2059	955,000	988,734
		17,694,337
Total Municipal Government Obligations (Cost $172,196,828)		169,338,490
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(D)	104,656	102,770
Total Corporate Debt Security (Cost $103,588)		102,770

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(D)(F)(G)(H)	15,000	0
Total Warrant (Cost $0)		0
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp.,
1.35% (I), dated 04/30/2026, to be
repurchased at $6,468,841 on 05/01/2026.
Collateralized by a U.S. Government
Obligation, 3.88%, due 05/31/2027, and
with a value of $6,598,090.
$ 6,468,599	$ 6,468,599
Total Repurchase Agreement (Cost $6,468,599)	6,468,599
Total Investments (Cost $178,769,015)	175,909,859
Net Other Assets (Liabilities) - 1.5%	2,768,234
Net Assets - 100.0%	$ 178,678,093
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$169,338,490	$—	$169,338,490
Corporate Debt Security	—	102,770	—	102,770
Warrant	—	0	—	0
Repurchase Agreement	—	6,468,599	—	6,468,599
Total Investments	$—	$175,909,859	$—	$175,909,859
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $47,236,120, representing 26.4% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A, 5.25%, 05/01/2042	07/12/2024	$989,670	$1,023,350	0.6%
Municipal Government Obligations	City of Cleveland Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,029	0.0%*
Municipal Government Obligations	District of Columbia Tax Allocation, Series B, 0.00%, 06/01/2049	05/01/2024	1,302,435	1,561,598	0.9%
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C, AG-CR, 5.00%, 10/01/2042	06/03/2024	210,010	212,028	0.1%
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	102,746	102,770	0.0%*
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Expiration Date 12/01/2035	02/21/2025	0	0	0.0%
			$2,624,923	$2,919,775	1.6%

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$238,500, representing 0.1% of the Fund's net assets.

(F)	Non-income producing security.
(G)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(H)	Security deemed worthless.
(I)	Rate disclosed reflects the yield at April 30, 2026.
(J)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $172,300,416)	$169,441,260
Repurchase agreement, at value (cost $6,468,599)	6,468,599
Receivables and other assets:
Shares of beneficial interest sold	239,702
Interest	2,881,438
Prepaid expenses	11,473
Total assets	179,042,472
Liabilities:
Payables and other liabilities:
Dividends and/or distributions	4,451
Shares of beneficial interest redeemed	226,373
Investment management fees	75,026
Distribution and service fees	7,170
Transfer agent fees	11,996
Trustee and CCO fees	1,134
Audit and tax fees	22,802
Custody fees	6,028
Legal fees	2,287
Printing and shareholder reports fees	1,695
Other accrued expenses	5,417
Total liabilities	364,379
Net assets	$178,678,093
Net assets consist of:
Paid-in capital	$206,164,608
Total distributable earnings (accumulated losses)	(27,486,515)
Net assets	$178,678,093
Net assets by class:
Class A	$16,117,587
Class C	4,612,504
Class I	157,935,247
Class I2	12,755
Shares outstanding (unlimited shares, no par value):
Class A	1,540,374
Class C	440,528
Class I	15,125,753
Class I2	1,220
Net asset value per share: (A)
Class A	$10.46
Class C	10.47
Class I	10.44
Class I2	10.46 (B)
Maximum offering price per share: (C)
Class A	$10.81

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$4,404,864
Net income from securities lending	81
Total investment income	4,404,945
Expenses:
Investment management fees	467,347
Distribution and service fees:
Class A	19,951
Class C	22,883
Transfer agent fees:
Class A	4,161
Class C	1,723
Class I	79,097
Class I2	1
Trustee and CCO fees	4,327
Audit and tax fees	23,917
Custody fees	16,392
Legal fees	6,729
Printing and shareholder reports fees	4,684
Registration fees	36,494
Other	8,768
Total expenses before waiver and/or reimbursement and recapture	696,474
Expenses waived and/or reimbursed:
Class A	(8,268)
Class C	(5,807)
Class I	(5,064)
Recapture of previously waived and/or reimbursed fees:
Class A	4,374
Class C	727
Class I	4,780
Net expenses	687,216
Net investment income (loss)	3,717,729
Net realized gain (loss) on:
Investments	(1,921,117)
Net change in unrealized appreciation (depreciation) on:
Investments	2,108,737
Net realized and change in unrealized gain (loss)	187,620
Net increase (decrease) in net assets resulting from operations	$3,905,349
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$3,717,729	$5,407,950
Net realized gain (loss)	(1,921,117)	(2,095,987)
Net change in unrealized appreciation (depreciation)	2,108,737	1,092,584
Net increase (decrease) in net assets resulting from operations	3,905,349	4,404,547
Dividends and/or distributions to shareholders:
Class A	(335,466)	(686,113)
Class C	(82,478)	(192,227)
Class I	(3,310,683)	(4,530,926)
Class I2	(280)	(558)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,728,907)	(5,409,824)
Capital share transactions:
Proceeds from shares sold:
Class A	2,012,324	3,170,579
Class C	474,513	1,136,049
Class I	67,251,411	72,439,585
	69,738,248	76,746,213
Dividends and/or distributions reinvested:
Class A	313,755	640,418
Class C	82,055	190,835
Class I	3,302,463	4,518,306
Class I2	280	558
	3,698,553	5,350,117
Cost of shares redeemed:
Class A	(1,703,548)	(4,603,223)
Class C	(535,834)	(2,341,370)
Class I	(38,842,432)	(45,508,550)
	(41,081,814)	(52,453,143)
Automatic conversions:
Class A	48,414	374,411
Class C	(48,414)	(374,411)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	32,354,987	29,643,187
Net increase (decrease) in net assets	32,531,429	28,637,910
Net assets:
Beginning of period/year	146,146,664	117,508,754
End of period/year	$178,678,093	$146,146,664
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	192,273	299,431
Class C	45,324	109,284
Class I	6,455,317	7,025,030
	6,692,914	7,433,745
Shares reinvested:
Class A	30,000	61,441
Class C	7,838	18,272
Class I	316,340	434,760
Class I2	27	54
	354,205	514,527
Shares redeemed:
Class A	(162,888)	(437,341)
Class C	(51,153)	(224,994)
Class I	(3,727,046)	(4,386,980)
	(3,941,087)	(5,049,315)
Automatic conversions:
Class A	4,625	35,927
Class C	(4,622)	(35,906)
	3	21
Net increase (decrease) in shares outstanding:
Class A	64,010	(40,542)
Class C	(2,613)	(133,344)
Class I	3,044,611	3,072,810
Class I2	27	54
	3,106,035	2,898,978
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.46	$10.60	$9.51	$9.47	$12.36	$11.59
Investment operations:
Net investment income (loss) (A)	0.22	0.45	0.43	0.42	0.34	0.35
Net realized and unrealized gain (loss)	0.00 (B)	(0.14)	1.09	0.04	(2.86)	0.78
Total investment operations	0.22	0.31	1.52	0.46	(2.52)	1.13
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.45)	(0.43)	(0.42)	(0.34)	(0.36)
Net realized gains	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.45)	(0.43)	(0.42)	(0.37)	(0.36)
Net asset value, end of period/year	$10.46	$10.46	$10.60	$9.51	$9.47	$12.36
Total return (D)	2.10%(E)	3.07%	16.14%(C)	4.73%	(20.80)%	9.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,118	$15,438	$16,081	$12,746	$16,721	$29,316
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96%(F)	1.01%	0.99%	1.03%	1.01%(G)	0.98%(G)
Including waiver and/or reimbursement and recapture	0.91%(F)	0.91%	0.91%	0.91%	0.91%(G)	0.91%(G)
Net investment income (loss) to average net assets	4.20%(F)	4.36%	4.13%	4.20%	2.98%	2.86%
Portfolio turnover rate	23%(E)	61%	77%	69%	53%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.46	$10.61	$9.52	$9.48	$12.38	$11.60
Investment operations:
Net investment income (loss) (A)	0.19	0.39	0.37	0.36	0.27	0.28
Net realized and unrealized gain (loss)	0.01	(0.15)	1.09	0.04	(2.87)	0.79
Total investment operations	0.20	0.24	1.46	0.40	(2.60)	1.07
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.39)	(0.37)	(0.36)	(0.27)	(0.29)
Net realized gains	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.19)	(0.39)	(0.37)	(0.36)	(0.30)	(0.29)
Net asset value, end of period/year	$10.47	$10.46	$10.61	$9.52	$9.48	$12.38
Total return (B)	1.90%(C)	2.36%	15.44%	4.11%	(21.32)%	9.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,612	$4,637	$6,115	$8,041	$8,587	$13,390
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.73%(D)	1.78%	1.76%	1.79%	1.74%(E)	1.73%(E)
Including waiver and/or reimbursement and recapture	1.51%(D)	1.51%	1.51%	1.51%	1.51%(E)	1.51%(E)
Net investment income (loss) to average net assets	3.59%(D)	3.75%	3.53%	3.60%	2.41%	2.28%
Portfolio turnover rate	23%(C)	61%	77%	69%	53%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.43	$10.58	$9.49	$9.46	$12.36	$11.59
Investment operations:
Net investment income (loss) (A)	0.22	0.47	0.44	0.43	0.35	0.37
Net realized and unrealized gain (loss)	0.02	(0.15)	1.10	0.04	(2.86)	0.78
Total investment operations	0.24	0.32	1.54	0.47	(2.51)	1.15
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.47)	(0.45)	(0.44)	(0.36)	(0.38)
Net realized gains	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.23)	(0.47)	(0.45)	(0.44)	(0.39)	(0.38)
Net asset value, end of period/year	$10.44	$10.43	$10.58	$9.49	$9.46	$12.36
Total return	2.27%(D)	3.13%	16.35%	4.78%	(20.75)%(B)	9.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,935	$126,059	$95,301	$77,126	$93,760	$129,929
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(E)	0.81%	0.79%	0.82%	0.77%(F)	0.77%(F)
Including waiver and/or reimbursement and recapture	0.76%(E)(G)	0.76%	0.76%	0.76%	0.76%(F)	0.76%(F)
Net investment income (loss) to average net assets	4.33%(E)	4.50%	4.28%	4.34%	3.14%	3.00%
Portfolio turnover rate	23%(D)	61%	77%	69%	53%	96%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.45	$10.60	$9.51	$9.48	$12.38	$11.60
Investment operations:
Net investment income (loss) (A)	0.23	0.48	0.45	0.44	0.37	0.38
Net realized and unrealized gain (loss)	0.01	(0.15)	1.09	0.03	(2.87)	0.79
Total investment operations	0.24	0.33	1.54	0.47	(2.50)	1.17
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.48)	(0.45)	(0.44)	(0.37)	(0.39)
Net realized gains	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.23)	(0.48)	(0.45)	(0.44)	(0.40)	(0.39)
Net asset value, end of period/year	$10.46	$10.45	$10.60	$9.51	$9.48	$12.38
Total return	2.34%(B)	3.22%	16.41%	4.87%	(20.65)%	10.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$13	$12	$10	$10	$12
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%(C)	0.71%	0.69%	0.72%	0.68%(D)	0.68%(D)
Including waiver and/or reimbursement and recapture	0.66%(C)	0.71%	0.69%	0.72%	0.68%(D)	0.68%(D)
Net investment income (loss) to average net assets	4.45%(C)	4.57%	4.36%	4.40%	3.28%	3.11%
Portfolio turnover rate	23%(B)	61%	77%	69%	53%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Muni (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$17,868	0.01%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.54%
Over $500 million up to $1 billion	0.53
Over $1 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.01%	March 1, 2027
Class C	1.76	March 1, 2027
Class I	0.76	March 1, 2027
Class I2	0.73	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$234	$473	$1,667	$288	$2,662
Class C	1,142	661	1,088	86	2,977
Class I	23,790	39,962	49,829	5,064	118,645

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2027
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,202	$—
Class C	—	259
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$83,904	$11,819
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$68,436,232	$—	$38,882,821	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$178,769,015	$2,169,476	$(5,028,632)	$(2,859,156)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica High Yield Muni

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA HYM 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Inflation Opportunities
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Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 71.7%
U.S. Treasury Inflation-Protected Securities - 71.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 4,943,378	$ 2,599,147
0.25%, 02/15/2050	1,906,305	1,080,111
0.63%, 02/15/2043	3,069,641	2,269,565
0.75%, 02/15/2042 - 02/15/2045	8,226,680	6,252,934
1.00%, 02/15/2046	1,034,213	768,649
1.38%, 02/15/2044	3,014,171	2,501,493
1.50%, 02/15/2053	2,198,340	1,682,199
1.75%, 01/15/2028	2,027,506	2,059,984
2.13%, 02/15/2040 - 02/15/2054	6,299,652	6,069,372
2.38%, 01/15/2027 - 02/15/2056	4,287,519	4,234,857
2.50%, 01/15/2029	2,739,124	2,850,363
3.38%, 04/15/2032	2,874,147	3,188,094
3.63%, 04/15/2028	959,557	1,009,973
3.88%, 04/15/2029	2,583,763	2,794,181
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 10/15/2026 - 01/15/2032	18,101,684	17,173,514
0.25%, 07/15/2029	2,299,194	2,248,909
0.38%, 01/15/2027 - 07/15/2027	5,701,202	5,713,141
0.50%, 01/15/2028	5,364,630	5,337,568
0.63%, 07/15/2032	2,653,914	2,525,726
0.75%, 07/15/2028	4,360,494	4,362,387
0.88%, 01/15/2029	3,364,348	3,355,289
1.13%, 01/15/2033	1,425,944	1,384,981
1.25%, 04/15/2028	4,575,060	4,604,055
1.38%, 07/15/2033	2,797,132	2,756,578
1.63%, 10/15/2027 - 04/15/2030	7,325,600	7,452,714
1.75%, 01/15/2034	956,637	959,979
1.88%, 07/15/2035 - 01/15/2036	4,335,832	4,326,876
2.13%, 04/15/2029 - 01/15/2035	6,181,958	6,355,882
2.38%, 10/15/2028	3,733,555	3,874,290
Total U.S. Government Obligations (Cost $118,194,231)		111,792,811
CORPORATE DEBT SECURITIES - 15.3%
Aerospace & Defense - 0.3%
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (A)	524,000	517,367
Automobiles - 0.2%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	300,000	304,321
Banks - 6.6%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.34% (B), 05/15/2026 (C)	966,000	803,774
Bank of America Corp.
Fixed until 04/23/2029, 4.48% (B), 04/23/2030	271,000	270,198
Fixed until 10/25/2034, 5.52% (B), 10/25/2035	968,000	975,188
Fixed until 02/12/2035, 5.74% (B), 02/12/2036	1,200,000	1,223,186
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 02/24/2031, 4.52% (B), 02/24/2032	$ 320,000	$ 313,232
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (B), 01/15/2034 (A)	338,000	331,154
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (B), 09/11/2036	258,000	255,593
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	228,000	224,091
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	700,000	636,556
Fixed until 04/14/2031, 5.06% (B), 04/14/2032	157,000	156,825
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	300,000	265,644
Fixed until 01/21/2031, 4.52% (B), 01/21/2032	515,000	507,490
Fixed until 04/20/2033, 5.09% (B), 04/20/2034	196,000	195,538
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (B), 09/10/2036 (D)	465,000	466,966
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	958,000	829,306
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	652,000	646,969
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	168,000	163,501
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	381,000	348,348
Fixed until 08/15/2029, 4.96% (B), 08/15/2030	300,000	302,845
Fixed until 03/03/2046, 5.91% (B), 03/03/2047	509,000	493,080
UBS Group AG
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	210,000	213,582
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (B), 09/15/2029	321,000	317,754
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (B), 11/19/2035	252,000	263,105
		10,203,925
Beverages - 0.1%
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (A)	174,000	174,217
Chemicals - 0.5%
Dow Chemical Co.
5.60%, 02/15/2054	66,000	57,456
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Eastman Chemical Co.
4.50%, 02/20/2031	$ 308,000	$ 302,501
5.75%, 03/08/2033	259,000	269,102
PPG Industries, Inc.
4.38%, 03/15/2031	111,000	109,601
		738,660
Commercial Services & Supplies - 0.7%
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	968,000	875,303
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	248,000	243,420
		1,118,723
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	154,000	158,782
Containers & Packaging - 0.8%
AptarGroup, Inc.
4.75%, 03/30/2031	245,000	243,297
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	383,000	378,230
Sonoco Products Co.
5.00%, 09/01/2034 (D)	666,000	652,308
		1,273,835
Electric Utilities - 0.2%
Vistra Operations Co. LLC
5.25%, 04/30/2033 (A)	261,000	260,074
Energy Equipment & Services - 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/2033	326,000	320,842
Financial Services - 0.1%
Gabx Leasing LLC
4.63%, 04/15/2031 (A)	121,000	119,445
Food Products - 0.1%
Sysco Corp.
4.40%, 07/25/2031	119,000	116,408
Insurance - 0.9%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (B), 02/12/2067 (A)	1,196,000	1,151,799
Nippon Life Insurance Co.
5.05%, 04/02/2033 (A)	203,000	203,416
		1,355,215
Internet & Catalog Retail - 0.4%
Meta Platforms, Inc.
6.30%, 05/15/2056 (E)	656,000	657,010
Machinery - 0.1%
Weir Group, Inc.
5.35%, 05/06/2030 (A)	210,000	212,998
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.9%
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (A)	$ 285,000	$ 301,957
Glencore Funding LLC
2.63%, 09/23/2031 (A)	152,000	135,990
2.85%, 04/27/2031 (A)	314,000	286,141
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	62,000	62,035
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	615,000	592,003
		1,378,126
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.
4.25%, 01/15/2030	1,102,000	1,088,334
6.10%, 02/15/2035	120,000	124,502
Cheniere Energy Partners LP
5.55%, 10/30/2035	130,000	132,684
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	474,000	472,922
Energy Transfer LP
5.35%, 01/15/2036 - 05/15/2045	182,000	170,866
Enterprise Products Operating LLC
3.70%, 01/31/2051	336,000	245,008
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	248,000	247,382
ONEOK, Inc.
4.95%, 10/15/2032	628,000	623,817
Williams Cos., Inc.
5.15%, 03/15/2036	322,000	317,361
Woodside Finance Ltd.
5.40%, 05/19/2030	408,000	416,775
		3,839,651
Passenger Airlines - 0.3%
Southwest Airlines Co.
5.25%, 11/15/2035	505,000	478,908
Semiconductors & Semiconductor Equipment - 0.1%
Foundry JV Holdco LLC
6.40%, 01/25/2038 (A)	200,000	213,619
Software - 0.2%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	119,000	118,364
Oracle Corp.
4.95%, 02/04/2031	258,000	252,372
		370,736
Total Corporate Debt Securities (Cost $23,761,052)		23,812,862
FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
Australia - 0.5%
Australia Government Bonds
2.50%, 09/20/2030 (F)	AUD 750,000	838,837
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany - 2.1%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (F)	EUR 2,795,516	$ 3,318,359
Japan - 4.1%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2028	JPY 979,828,750	6,336,026
Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	202,632
5.63%, 02/09/2034	450,000	444,226
		646,858
Spain - 1.6%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (F)	EUR 2,055,968	2,480,714
United Kingdom - 0.5%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 (F)	GBP 515,718	702,104
Total Foreign Government Obligations (Cost $14,276,903)		14,322,898

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund, 3.60% (G)	2,550,665	2,550,665
Total Short-Term Investment Companies (Cost $2,550,665)		2,550,665

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.9%
U.S. Treasury Bills 3.72% (G), 05/14/2026	$ 3,000,000	$ 2,996,119
Total Short-Term U.S. Government Obligation (Cost $2,996,106)		2,996,119

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (G)	951,085	951,085
Total Other Investment Company (Cost $951,085)		951,085
Total Investments (Cost $162,730,042)		156,426,440
Net Other Assets (Liabilities) - (0.3)%		(527,296)
Net Assets - 100.0%		$ 155,899,144
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	08/06/2026	USD	5,781,751	EUR	4,926,000	$—	$(24,156)
MSCS	08/06/2026	USD	825,619	AUD	1,160,000	—	(7,903)
MSCS	08/06/2026	USD	659,869	GBP	490,000	—	(6,600)
MSCS	08/06/2026	USD	6,316,258	JPY	1,000,000,000	—	(123,273)
Total						$—	$(161,932)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$111,792,811	$—	$111,792,811
Corporate Debt Securities	—	23,812,862	—	23,812,862
Foreign Government Obligations	—	14,322,898	—	14,322,898
Short-Term Investment Companies	2,550,665	—	—	2,550,665
Short-Term U.S. Government Obligation	—	2,996,119	—	2,996,119
Other Investment Company	951,085	—	—	951,085
Total Investments	$3,501,750	$152,924,690	$—	$156,426,440
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(161,932)	$—	$(161,932)
Total Other Financial Instruments	$—	$(161,932)	$—	$(161,932)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $5,589,065, representing 3.6% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,013,951, collateralized by cash collateral of $951,085 and non-cash collateral, such as U.S. government securities of $84,530. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the total value of the Regulation S securities is $7,340,014, representing 4.7%
of the Fund's net assets.

(G)	Rate disclosed reflects the yield at April 30, 2026.
(H)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $162,730,042) (including securities loaned of $1,013,951)	$156,426,440
Foreign currency, at value (cost $82,253)	82,333
Receivables and other assets:
Investments sold	710,788
Net income from securities lending	636
Shares of beneficial interest sold	510
Interest	527,519
Prepaid expenses	15,230
Other assets	13,696
Total assets	157,777,152
Liabilities:
Cash collateral received upon return of:
Securities on loan	951,085
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	655,101
Shares of beneficial interest redeemed	19,419
Investment management fees	42,427
Distribution and service fees	2,017
Transfer agent fees	1,472
Trustee and CCO fees	547
Audit and tax fees	20,927
Custody fees	7,738
Legal fees	2,466
Printing and shareholder reports fees	1,751
Other accrued expenses	11,126
Unrealized depreciation on forward foreign currency contracts	161,932
Total liabilities	1,878,008
Net assets	$155,899,144
Net assets consist of:
Paid-in capital	$174,284,618
Total distributable earnings (accumulated losses)	(18,385,474)
Net assets	$155,899,144
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$1,634,661
Class C	122,629
Class I	4,145,081
Class I2	128,455,426
Class I3	17,442,153
Class R	3,805,852
Class R4	138,261
Class R6	155,081
Shares outstanding (unlimited shares, no par value):
Class A	167,095
Class C	12,922
Class I	419,100
Class I2	12,963,605
Class I3	1,759,619
Class R	389,120
Class R4	14,006
Class R6	15,635
Net asset value per share: (A)
Class A	$9.78
Class C	9.49
Class I	9.89
Class I2	9.91
Class I3	9.91
Class R	9.78
Class R4	9.87
Class R6	9.92
Maximum offering price per share: (B)
Class A	$10.27

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$2,437,505
Net income from securities lending	3,181
Total investment income	2,440,686
Expenses:
Investment management fees	293,548
Distribution and service fees:
Class A	1,986
Class C	500
Class R	9,224
Class R4	168
Transfer agent fees:
Class A	890
Class C	133
Class I	2,505
Class I2	4,738
Class I3	663
Class R	58
Class R4	5
Class R6	6
Trustee and CCO fees	3,335
Audit and tax fees	22,087
Custody fees	16,318
Legal fees	9,880
Printing and shareholder reports fees	3,430
Registration fees	46,713
Other	14,689
Total expenses before waiver and/or reimbursement and recapture	430,876
Expenses waived and/or reimbursed:
Class A	(5)
Class C	(44)
Class I	(15)
Class I2	(5,113)
Class I3	(707)
Class R	(627)
Class R4	(93)
Class R6	(6)
Net expenses	424,266
Net investment income (loss)	2,016,420
Net realized gain (loss) on:
Investments	(875,615)
Forward foreign currency contracts	653,376
Foreign currency transactions	1,360
Net realized gain (loss)	(220,879)
Net change in unrealized appreciation (depreciation) on:
Investments	255,269
Forward foreign currency contracts	(632,143)
Translation of assets and liabilities denominated in foreign currencies	(204)
Net change in unrealized appreciation (depreciation)	(377,078)
Net realized and change in unrealized gain (loss)	(597,957)
Net increase (decrease) in net assets resulting from operations	$1,418,463
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$2,016,420	$5,402,515
Net realized gain (loss)	(220,879)	(1,779,838)
Net change in unrealized appreciation (depreciation)	(377,078)	3,767,026
Net increase (decrease) in net assets resulting from operations	1,418,463	7,389,703
Dividends and/or distributions to shareholders:
Class A	(14,965)	(59,396)
Class C	(678)	(3,092)
Class I	(53,043)	(204,843)
Class I2	(1,361,698)	(4,449,228)
Class I3	(192,121)	(836,514)
Class R	(33,546)	(135,472)
Class R4	(1,388)	(5,190)
Class R6	(1,588)	(6,033)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,659,027)	(5,699,768)
Capital share transactions:
Proceeds from shares sold:
Class A	58,125	144,704
Class C	27,500	475
Class I	53,486	536,376
Class I2	235,855	26,154,189
Class I3	474,631	2,286,375
Class R	188,243	421,239
Class R4	4,695	16,066
Class R6	20,036	22,658
	1,062,571	29,582,082
Dividends and/or distributions reinvested:
Class A	14,925	59,396
Class C	678	3,092
Class I	53,043	204,843
Class I2	1,361,698	4,449,228
Class I3	192,121	836,514
Class R	33,546	135,472
Class R4	1,388	5,190
Class R6	1,588	6,033
	1,658,987	5,699,768
Cost of shares redeemed:
Class A	(76,155)	(378,622)
Class C	(46)	(64,270)
Class I	(1,639,154)	(310,366)
Class I2	(50,728)	(11,521,616)
Class I3	(1,249,996)	(41,902,312)
Class R	(212,945)	(2,786,150)
Class R4	(1,062)	(49,767)
Class R6	(24,754)	(36,589)
	(3,254,840)	(57,049,692)
Automatic conversions:
Class A	823	10,211
Class C	(823)	(10,211)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(533,282)	(21,767,842)
Net increase (decrease) in net assets	(773,846)	(20,077,907)
Net assets:
Beginning of period/year	156,672,990	176,750,897
End of period/year	$155,899,144	$156,672,990
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	5,960	14,935
Class C	2,893	51
Class I	5,408	54,699
Class I2	23,899	2,670,527
Class I3	47,988	235,476
Class R	19,374	43,295
Class R4	477	1,643
Class R6	2,024	2,307
	108,023	3,022,933
Shares reinvested:
Class A	1,532	6,115
Class C	72	328
Class I	5,385	20,868
Class I2	138,041	452,365
Class I3	19,466	85,183
Class R	3,443	13,951
Class R4	141	530
Class R6	161	613
	168,241	579,953
Shares redeemed:
Class A	(7,790)	(39,028)
Class C	(5)	(6,836)
Class I	(166,193)	(31,744)
Class I2	(5,128)	(1,172,332)
Class I3	(126,251)	(4,333,858)
Class R	(21,914)	(291,200)
Class R4	(108)	(5,129)
Class R6	(2,494)	(3,723)
	(329,883)	(5,883,850)
Automatic conversions:
Class A	84	1,058
Class C	(87)	(1,089)
	(3)	(31)
Net increase (decrease) in shares outstanding:
Class A	(214)	(16,920)
Class C	2,873	(7,546)
Class I	(155,400)	43,823
Class I2	156,812	1,950,560
Class I3	(58,797)	(4,013,199)
Class R	903	(233,954)
Class R4	510	(2,956)
Class R6	(309)	(803)
	(53,622)	(2,280,995)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.80	$9.67	$9.08	$9.39	$11.09	$10.78
Investment operations:
Net investment income (loss) (A)	0.11	0.32	0.23	0.30	0.50	0.32
Net realized and unrealized gain (loss)	(0.04)	0.16	0.60	(0.17)	(1.80)	0.29
Total investment operations	0.07	0.48	0.83	0.13	(1.30)	0.61
Contributions from affiliate	—	—	—	—	0.01 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.35)	(0.24)	(0.24)	(0.37)	(0.30)
Net realized gains	—	—	—	(0.18)	(0.04)	—
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.35)	(0.24)	(0.44)	(0.41)	(0.30)
Net asset value, end of period/year	$9.78	$9.80	$9.67	$9.08	$9.39	$11.09
Total return (C)	0.74%(D)	5.02%	9.16%	1.32%	(11.94)%(B)	5.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,635	$1,640	$1,781	$1,883	$2,291	$1,430
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.89%(F)	0.89%	0.87%	1.08%	0.98%	1.02%
Including waiver and/or reimbursement and recapture	0.89%(F)(G)	0.89%(G)	0.87%	0.99%	1.00%	1.00%
Net investment income (loss) to average net assets	2.29%(F)	3.35%	2.40%	3.18%	4.84%	2.90%
Portfolio turnover rate	16%(D)	29%	27%	43%	62%	48%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.52	$9.39	$8.84	$9.15	$10.79	$10.52
Investment operations:
Net investment income (loss) (A)	0.07	0.22	0.14	0.23	0.43	0.25
Net realized and unrealized gain (loss)	(0.03)	0.18	0.58	(0.16)	(1.78)	0.26
Total investment operations	0.04	0.40	0.72	0.07	(1.35)	0.51
Contributions from affiliate	—	—	—	—	0.05 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.27)	(0.17)	(0.18)	(0.30)	(0.24)
Net realized gains	—	—	—	(0.18)	(0.04)	—
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.07)	(0.27)	(0.17)	(0.38)	(0.34)	(0.24)
Net asset value, end of period/year	$9.49	$9.52	$9.39	$8.84	$9.15	$10.79
Total return (C)	0.37%(D)	4.27%	8.21%	0.68%	(12.26)%(B)	4.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$123	$96	$165	$384	$747	$934
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.80%(F)	1.80%	1.72%	1.85%	1.72%	1.70%
Including waiver and/or reimbursement and recapture	1.71%(F)	1.69%	1.71%	1.71%	1.71%	1.72%
Net investment income (loss) to average net assets	1.59%(F)	2.30%	1.53%	2.44%	4.24%	2.37%
Portfolio turnover rate	16%(D)	29%	27%	43%	62%	48%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.46%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.91	$9.77	$9.17	$9.46	$11.18	$10.86
Investment operations:
Net investment income (loss) (A)	0.12	0.35	0.26	0.35	0.53	0.37
Net realized and unrealized gain (loss)	(0.04)	0.16	0.60	(0.17)	(1.81)	0.29
Total investment operations	0.08	0.51	0.86	0.18	(1.28)	0.66
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.37)	(0.26)	(0.27)	(0.40)	(0.34)
Net realized gains	—	—	—	(0.18)	(0.04)	—
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.10)	(0.37)	(0.26)	(0.47)	(0.44)	(0.34)
Net asset value, end of period/year	$9.89	$9.91	$9.77	$9.17	$9.46	$11.18
Total return	0.83%(B)	5.34%	9.42%	1.86%	(11.73)%	6.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,145	$5,692	$5,185	$5,800	$10,169	$14,310
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.64%(D)	0.64%	0.62%	0.81%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.63%(D)	0.63%	0.62%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	2.45%(D)	3.61%	2.69%	3.62%	5.05%	3.31%
Portfolio turnover rate	16%(B)	29%	27%	43%	62%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.92	$9.78	$9.18	$9.49	$11.21	$10.88
Investment operations:
Net investment income (loss) (A)	0.13	0.36	0.26	0.34	0.53	0.35
Net realized and unrealized gain (loss)	(0.03)	0.16	0.61	(0.18)	(1.81)	0.32
Total investment operations	0.10	0.52	0.87	0.16	(1.28)	0.67
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.38)	(0.27)	(0.27)	(0.40)	(0.34)
Net realized gains	—	—	—	(0.18)	(0.04)	—
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.11)	(0.38)	(0.27)	(0.47)	(0.44)	(0.34)
Net asset value, end of period/year	$9.91	$9.92	$9.78	$9.18	$9.49	$11.21
Total return	0.98%(B)	5.44%	9.49%	1.66%	(11.66)%	6.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,455	$127,096	$106,225	$111,418	$102,380	$118,370
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54%(D)	0.54%	0.52%	0.71%	0.62%	0.63%
Including waiver and/or reimbursement and recapture	0.53%(D)	0.53%	0.52%(E)	0.64%	0.62%	0.63%(E)
Net investment income (loss) to average net assets	2.63%(D)	3.72%	2.71%	3.53%	5.07%	3.15%
Portfolio turnover rate	16%(B)	29%	27%	43%	62%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.93	$9.78	$9.18	$9.18
Investment operations:
Net investment income (loss) (B)	0.13	0.33	0.27	0.04
Net realized and unrealized gain (loss)	(0.04)	0.20	0.60	(0.04)
Total investment operations	0.09	0.53	0.87	—
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.38)	(0.27)	—
Net asset value, end of period/year	$9.91	$9.93	$9.78	$9.18
Total return	0.87%(C)	5.54%	9.49%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,442	$18,053	$57,058	$59,308
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%(E)	0.54%	0.52%	0.60%(E)
Including waiver and/or reimbursement and recapture	0.53%(E)	0.52%	0.52%(F)	0.53%(E)
Net investment income (loss) to average net assets	2.61%(E)	3.36%	2.76%	16.89%(E)
Portfolio turnover rate	16%(C)	29%	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.80	$9.66	$9.08	$9.08
Investment operations:
Net investment income (loss) (B)	0.11	0.30	0.22	0.04
Net realized and unrealized gain (loss)	(0.04)	0.17	0.59	(0.04)
Total investment operations	0.07	0.47	0.81	—
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.33)	(0.23)	—
Net asset value, end of period/year	$9.78	$9.80	$9.66	$9.08
Total return	0.69%(C)	4.99%	8.94%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,806	$3,805	$6,013	$6,194
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.03%(E)	1.04%	1.01%	1.10%(E)
Including waiver and/or reimbursement and recapture	1.00%(E)	1.00%	1.00%	1.00%(E)
Net investment income (loss) to average net assets	2.19%(E)	3.13%	2.26%	15.21%(E)
Portfolio turnover rate	16%(C)	29%	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.89	$9.75	$9.15	$9.15
Investment operations:
Net investment income (loss) (B)	0.12	0.35	0.13	0.04
Net realized and unrealized gain (loss)	(0.04)	0.16	0.72	(0.04)
Total investment operations	0.08	0.51	0.85	—
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.37)	(0.25)	—
Net asset value, end of period/year	$9.87	$9.89	$9.75	$9.15
Total return	0.83% (C)	5.34%	9.39%	0.00%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$138	$133	$160	$832
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.79%(E)	0.79%	0.77%	0.85%(E)
Including waiver and/or reimbursement and recapture	0.65%(E)	0.65%	0.65%	0.65%(E)
Net investment income (loss) to average net assets	2.52%(E)	3.53%	1.35%	14.40%(E)
Portfolio turnover rate	16%(C)	29%	27%	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$9.93	$9.79	$9.18	$9.49	$11.21	$10.89
Investment operations:
Net investment income (loss) (A)	0.13	0.36	0.35	0.34	0.56	0.35
Net realized and unrealized gain (loss)	(0.03)	0.16	0.53	(0.18)	(1.84)	0.31
Total investment operations	0.10	0.52	0.88	0.16	(1.28)	0.66
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.38)	(0.27)	(0.27)	(0.40)	(0.34)
Net realized gains	—	—	—	(0.18)	(0.04)	—
Return of capital	—	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.11)	(0.38)	(0.27)	(0.47)	(0.44)	(0.34)
Net asset value, end of period/year	$9.92	$9.93	$9.79	$9.18	$9.49	$11.21
Total return	0.97%(B)	5.43%	9.61%	1.65%	(11.66)%	6.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$155	$158	$164	$131	$156	$72
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54%(D)	0.54%	0.52%	0.71%	0.62%	0.63%
Including waiver and/or reimbursement and recapture	0.53%(D)	0.53%	0.52%(E)	0.64%	0.62%	0.63%(E)
Net investment income (loss) to average net assets	2.66%(D)	3.67%	3.60%	3.55%	5.41%	3.14%
Portfolio turnover rate	16%(B)	29%	27%	43%	62%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Inflation Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$951,085	$—	$—	$—	$951,085
Total Borrowings	$951,085	$—	$—	$—	$951,085
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2026, are listed within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(161,932)	$—	$—	$—	$(161,932)
Total	$—	$(161,932)	$—	$—	$—	$(161,932)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$653,376	$—	$—	$—	$653,376
Total	$—	$653,376	$—	$—	$—	$653,376

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(632,143)	$—	$—	$—	$(632,143)
Total	$—	$(632,143)	$—	$—	$—	$(632,143)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2026.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$492,744
Average contract amounts sold — in USD	14,953,899
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2026. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Securities LLC	$—	$—	$—	$—	$24,156	$—	$—	$24,156
Morgan Stanley Capital Services Inc.	—	—	—	—	137,776	—	—	137,776
Total	$—	$—	$—	$—	$161,932	$—	$—	$161,932

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk,
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. RISK FACTORS (continued)
valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$144,050,809	92.40%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.380%
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.95%	March 1, 2027
Class C	1.71	March 1, 2027
Class I, Class R4	0.65	March 1, 2027
Class I2, Class I3, Class R6	0.53	March 1, 2027
Class R	1.00	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$1,647	$—	$—	$—	$1,647
Class C	460	100	130	44	734
Class I	7,793	—	—	—	7,793
Class I2	79,108	7,835	15,613	5,113	107,669
Class I3 (B)	—	475	3,663	707	4,845
Class R (B)	—	990	1,400	627	3,017
Class R4 (B)	—	474	199	93	766
Class R6	18	89	23	6	136

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
(B)	Class commenced operations on October 27, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$63	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$8,911	$1,433
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$16,615,042	$7,157,110	$14,938,280	$11,345,259
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$162,730,042	$1,722,017	$(8,187,551)	$(6,465,534)
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Inflation Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
APPROVAL OF SUB-ADVISORY AGREEMENT
In December 2024, MetLife Investment Management, Inc. announced that it had agreed to enter into a transaction with PineBridge Investments, L.P., the parent company of PineBridge Investments, LLC (“PineBridge” or the “Sub-Adviser”), for the acquisition of 100% of the ownership interests in PineBridge (the “Transaction”). The Transaction, upon its closing, constituted an “assignment,” within the meaning of the Investment Company Act of 1940, as amended, of the investment sub-advisory agreement for Transamerica Inflation Opportunities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Strategic Income (each a “Fund” and collectively, the “Funds”) between Transamerica Asset Management, Inc. (“TAM”) and PineBridge (the “Prior PineBridge Sub-Advisory Agreement”), resulting in its automatic termination.
In anticipation of the closing of the Transaction, the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”), at a meeting held on August 6-7, 2025, considered the retention of PineBridge as sub-adviser to the Funds and the approval of a new sub-advisory agreement for the Funds between TAM and PineBridge (the “New PineBridge Sub-Advisory Agreement”) to take effect upon the closing of the Transaction.
Following its review and consideration, the Board determined that the terms of the New PineBridge Sub-Advisory Agreement were reasonable and that the approval of the New PineBridge Sub-Advisory Agreement was in the best interests of each Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New PineBridge Sub-Advisory Agreement for an initial two-year term to take effect upon the closing of the Transaction.
The Board reviewed and considered whether the terms of the New PineBridge Sub-Advisory Agreement were reasonable and in the best interests of each Fund and its shareholders. To assist the Board in its consideration of the New PineBridge Sub-Advisory Agreement, the Board had requested and received from TAM and PineBridge certain materials and information in advance of the meeting. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards, and certain other considerations relevant to the Independent Board Members’ deliberations.
Among other matters, the Board considered:
 (a) that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to each Fund and its shareholders, including compliance services;
 (b) that PineBridge does not anticipate any restructuring of PineBridge’s management and operations following the Transaction, and that PineBridge will continue to have investment and operational autonomy;
 (c) that PineBridge will continue to have the capabilities, resources, and personnel necessary to provide services to the Funds based on an assessment of PineBridge, its investment personnel, and the services PineBridge currently provides to the Funds; and
 (d) that the New PineBridge Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to PineBridge.
In considering the New PineBridge Sub-Advisory Agreement, the Board also relied, as to PineBridge’s services, fees, profitability, and fallout benefits, on its prior deliberations in approving the renewal of the Prior PineBridge Sub-Advisory Agreement at the Board meeting held on June 11-12, 2025, as supplemented by the new information concerning the Transaction.
In their deliberations, the Board evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of its own business judgment. The Board based its decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.
After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New PineBridge Sub-Advisory Agreement is in the best interests of each Fund and its shareholders and unanimously approved the New PineBridge Sub-Advisory Agreement to take effect upon the closing of the Transaction.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486402 TA INFL OPS 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica Intermediate Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.6%
Alabama - 2.3%
Alabama State University, Revenue Bonds,
BAM, 5.00%, 09/01/2038 - 09/01/2039	$ 1,340,000	$ 1,422,413
AG, 5.75%, 09/01/2050	1,135,000	1,229,441
City of Arab, General Obligation Unlimited,
BAM, 5.00%, 03/01/2044	580,000	620,964
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.63%, 06/01/2040	500,000	519,477
City of Huntsville, General Obligation Limited,
Series A,
5.00%, 05/01/2026	800,000	800,000
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds,
Series B, Fixed until 06/02/2026,
3.92% (A), 06/01/2034	100,000	100,073
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Revenue Bonds,
Series A,
4.00%, 02/01/2046	2,100,000	1,819,220
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AG,
5.50%, 08/01/2058	150,000	155,084
Series A, BAM,
5.25%, 08/01/2049	3,995,000	4,131,324
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (A), 12/01/2051	4,985,000	5,010,187
Series E,
5.00%, 10/01/2030	5,000,000	5,343,494
		21,151,677
Arizona - 1.7%
Arizona Board of Regents, Revenue Bonds,
5.00%, 06/01/2045 - 06/01/2046	785,000	847,151
Series A,
5.00%, 08/01/2046	675,000	722,033
Arizona Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 06/01/2049	1,975,000	1,988,591
Series B,
4.00%, 07/01/2041	135,000	123,423
City of Scottsdale, General Obligation Unlimited,
5.00%, 07/01/2026	895,000	898,280
Graham County Jail District, Revenue Bonds,
AG, 5.00%, 07/01/2035 - 07/01/2039	1,720,000	1,902,955
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	$ 740,000	$ 741,441
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	55,000	55,033
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	490,000	491,632
6.00%, 03/01/2055	2,155,000	2,353,144
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	500,000	445,677
5.00%, 07/01/2036	750,000	749,979
Series A,
4.00%, 07/01/2034	400,000	400,975
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2026 - 12/01/2046	1,885,000	1,625,399
Yuma Industrial Development Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 08/01/2035 - 08/01/2038	2,075,000	2,335,422
		15,681,135
Arkansas - 0.4%
City of Conway Telecommunications, Revenue Bonds,
AG, 5.00%, 12/01/2034	595,000	652,294
City of Hope Water & Electric, Revenue Bonds,
BAM, 5.00%, 04/01/2036 - 04/01/2039	2,030,000	2,164,507
City of Mountain Home Water & Sewer, Revenue Bonds,
BAM, 5.00%, 06/01/2032	570,000	617,242
City of West Memphis Sales & Use Tax, Revenue Bonds,
AG, 5.00%, 06/01/2034	685,000	745,449
		4,179,492
California - 6.3%
California Enterprise Development Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2033	500,000	556,301
5.50%, 11/01/2059	6,285,000	6,742,006
Series B,
5.00%, 07/01/2036	640,000	719,001
California Health Facilities Financing Authority, Revenue Bonds,
AG-CR, 5.00%, 11/15/2034 - 11/15/2038	7,440,000	8,399,384
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds, (continued)
Series A,
4.00%, 03/01/2028	$ 225,000	$ 225,082
5.00%, 12/01/2035	450,000	501,487
5.00% (A), 03/01/2040	760,000	784,037
Series A, AG-CR,
5.00%, 12/01/2032 - 12/01/2035	10,030,000	11,372,827
Series B-3, Fixed until 08/15/2035,
5.00% (A), 08/15/2065	1,460,000	1,678,578
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	69,477	59,769
California Municipal Finance Authority, Revenue Bonds,
2.00%, 09/01/2030	495,000	461,433
Series A,
4.00%, 10/01/2044	1,455,000	1,378,613
5.00%, 09/01/2038 - 09/01/2046	4,125,000	4,291,690
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	390,000	390,028
Series A, AG-CR,
5.00%, 06/01/2033 - 06/01/2034	2,285,000	2,576,062
California State University, Revenue Bonds,
Series A,
5.00%, 11/01/2041	1,770,000	1,772,345
California Statewide Communities Development Authority, Special Assessment,
5.00%, 09/02/2034	560,000	580,106
Series C,
3.00%, 09/02/2030	2,290,000	2,196,511
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045	560,000	549,413
Carlsbad Unified School District, General Obligation Unlimited,
Series C,
0.00% (C), 08/01/2035	330,000	407,021
Delano Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2040	210,000	109,822
Fullerton Joint Union High School District, General Obligation Unlimited,
Series B,
5.50%, 08/01/2046 (D)	1,000,000	1,136,715
Long Beach Bond Finance Authority, Revenue Bonds,
Series A,
5.50%, 11/15/2037	3,905,000	4,448,355
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Department of Water & Power, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2036 - 07/01/2042	$ 3,800,000	$ 4,172,499
Los Angeles Department of Water & Power Water System, Revenue Bonds,
Series C, BAM,
5.00%, 07/01/2044	1,000,000	1,071,332
San Ysidro School District, General Obligation Unlimited,
Series C, BAM,
5.00%, 08/01/2046	750,000	803,064
Southern California Public Power Authority, Revenue Bonds,
BAM, 5.00%, 07/01/2038	1,170,000	1,298,501
Victor Elementary School District Community Facility District, Special Tax,
BAM, 5.00%, 09/01/2046	250,000	255,176
		58,937,158
Colorado - 4.6%
Adams County Housing Authority, Revenue Bonds,
Series A,
5.00%, 04/01/2044	2,000,000	2,045,477
Arkansas River Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2027	400,000	409,723
Auraria Higher Education Center, Revenue Bonds,
AG, 4.00%, 04/01/2029	3,185,000	3,187,901
Berthoud-Heritage Metropolitan District No. 1, General Obligation Limited,
AG, 5.25%, 12/01/2048	290,000	300,014
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (E)	190,000	188,457
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2026	565,000	571,339
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 06/01/2035	950,000	989,609
Series A,
5.00%, 01/15/2049	2,075,000	2,116,919
Colorado Health Facilities Authority, Revenue Bonds,
5.00%, 11/01/2042	2,650,000	2,782,881
Series A,
4.00%, 11/15/2043 - 11/15/2046	2,255,000	2,132,295
5.00%, 09/01/2035 - 05/15/2038	1,175,000	1,266,871
5.00% (A), 11/15/2060	500,000	539,441
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds, (continued)
Series A-1,
4.00%, 08/01/2037	$ 1,000,000	$ 999,521
5.00%, 08/01/2026	1,000,000	1,004,969
Series A-2,
5.00%, 08/01/2032 - 08/01/2044	5,725,000	5,876,933
Series E, Fixed until 04/30/2026,
3.25% (A), 05/15/2062	1,320,000	1,320,000
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	865,000	869,380
5.00%, 07/01/2027	965,000	967,937
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (B)	2,000,000	1,995,492
Grand River Hospital District, General Obligation Unlimited,
AG, 6.00%, 12/01/2042	1,140,000	1,329,394
Gunnison County Housing Authority, Revenue Bonds,
BAM, 5.00%, 06/01/2027 - 06/01/2041	2,875,000	3,088,027
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	499,981
Montrose Fire Protection District, Certificate of Participation,
5.00%, 05/15/2045 (D)	1,000,000	1,038,591
Neu Town Metropolitan District, General Obligation Limited,
AG, 5.00%, 12/01/2043	225,000	236,826
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (C), 12/15/2054 (B)	1,000,000	987,806
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AG, 5.00%, 12/01/2044	80,000	83,878
Park Creek Metropolitan District, Tax Allocation,
Series A, AG,
5.00%, 12/01/2043	780,000	828,005
Parkdale Community Authority, Revenue Bonds,
Series A, AG,
5.38%, 12/01/2045	840,000	891,946
Pitkin County School District No. 1 Aspen, General Obligation Unlimited,
5.50%, 12/01/2044	500,000	572,520
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	525,000	629,047
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Rampart Range Metropolitan District No. 1, Revenue Bonds,
AG, 5.00%, 12/01/2040 - 12/01/2042	$ 1,765,000	$ 1,879,937
Ravenna Metropolitan District, General Obligation Limited,
AG, 5.00%, 12/01/2043	430,000	454,723
STC Metropolitan District No. 2, General Obligation Limited,
Series A, AG,
5.00%, 12/01/2030	5,000	5,438
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
5.50% (C), 12/01/2051	1,000,000	852,260
		42,943,538
Connecticut - 1.1%
City of New Haven, General Obligation Unlimited,
AG, 5.00%, 08/01/2036 - 08/01/2038	415,000	464,157
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	1,175,000	1,298,752
Series A, AG,
5.00%, 07/01/2043	1,000,000	1,090,520
Series A, AG-CR,
4.00%, 07/01/2037	2,000,000	2,019,024
Series A-B, BAM-TCRS,
3.00%, 07/01/2039	150,000	135,329
Series M,
4.00%, 07/01/2039 - 07/01/2041	835,000	811,750
5.00%, 07/01/2032 - 07/01/2034	2,325,000	2,508,589
Series M, AG-CR,
4.00%, 07/01/2037	1,925,000	1,962,636
Series R-1, BAM,
2.00%, 11/01/2032	170,000	152,560
		10,443,317
Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	930,000	932,618
Series B,
5.25%, 11/15/2053	2,500,000	2,517,870
		3,450,488
District of Columbia - 1.0%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2039 - 07/01/2049	2,885,000	2,612,409
Series A,
4.13%, 07/01/2027	335,000	335,304
5.00%, 07/01/2032 - 07/01/2048	3,300,000	3,274,781
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Income Tax, Revenue Bonds,
Series A,
5.00%, 03/01/2044	$ 1,000,000	$ 1,037,804
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds,
AG, Zero Coupon, 10/01/2034	295,000	217,082
Series A, BAM-TCRS,
Zero Coupon, 10/01/2037	1,575,000	936,087
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds,
Series A,
5.50%, 07/15/2051	880,000	933,748
		9,347,215
Florida - 1.1%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA, 4.45%, 01/01/2040	695,803	708,243
City of Gainesville Utilities System, Revenue Bonds,
Series A,
5.00%, 10/01/2047	5,000	5,372
City of Miami, Revenue Bonds,
Series A, AG,
5.00%, 01/01/2027 (B)	1,080,000	1,092,998
Collier County Industrial Development Authority, Revenue Bonds,
AG, 5.00%, 10/01/2046	1,000,000	1,033,694
Series A, AG,
5.00%, 10/01/2042 - 10/01/2044	1,855,000	1,976,342
County of Miami-Dade Water & Sewer System, Revenue Bonds,
Series B,
4.00%, 10/01/2039	740,000	758,488
County of Pasco, Revenue Bonds,
Series A, AG,
5.50%, 09/01/2043	215,000	233,189
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.25%, 06/01/2049	925,000	927,762
Florida Municipal Loan Council, Revenue Bonds,
5.00%, 10/01/2029	1,280,000	1,288,725
Manatee County School District, Revenue Bonds,
AG, 5.00%, 10/01/2032	1,250,000	1,268,401
Miami-Dade County Industrial Development Authority, Revenue Bonds,
3.35%, 09/01/2027	625,000	624,611
Palm Beach County Health Facilities Authority, Revenue Bonds,
AG-CR, 5.00%, 11/01/2045	250,000	261,557
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Wildwood Utility Dependent District, Revenue Bonds,
AG, 5.50%, 10/01/2048	$ 475,000	$ 508,207
		10,687,589
Georgia - 1.8%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2032	1,000,000	1,113,414
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	2,000,000	2,001,718
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (B)	500,000	511,276
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	1,600,000	1,633,576
Augusta Water & Sewer, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 10/01/2038	1,705,000	1,867,391
City of Atlanta Water & Wastewater, Revenue Bonds,
5.00%, 11/01/2040	360,000	360,516
City of Fairburn Combined Public Utility, Revenue Bonds,
BAM, 5.00%, 10/01/2038	130,000	144,469
City of Social Circle Combined Public Utility, Revenue Bonds,
AG, 5.00%, 02/01/2034	520,000	584,034
Development Authority of Burke County, Revenue Bonds,
Series 1995,
2.20%, 10/01/2032	1,000,000	892,322
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	855,000	839,136
5.00%, 10/15/2052	450,000	377,371
Georgia Higher Education Facilities Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2039 - 01/01/2040	2,895,000	3,211,657
Main Street Natural Gas, Inc., Revenue Bonds,
Series B, Fixed until 12/01/2029,
5.00% (A), 07/01/2053	2,500,000	2,642,966
Municipal Gas Authority of Georgia, Revenue Bonds,
BAM, 5.00%, 09/01/2038	260,000	288,035
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Washington County Public Facilities Authority, Revenue Bonds,
BAM, 5.00%, 12/01/2036	$ 150,000	$ 170,104
		16,637,985
Hawaii - 0.3%
State of Hawaii Airports System, Revenue Bonds,
Series D,
4.00%, 07/01/2037	3,000,000	3,048,903
Idaho - 0.0% *
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	220,000	220,682
5.00%, 05/01/2035	150,000	158,090
		378,772
Illinois - 8.0%
Chicago Board of Education, General Obligation Unlimited,
Series A, AG,
5.00%, 12/01/2026 - 12/01/2033	2,155,000	2,224,556
Series C, AG,
5.00%, 12/01/2027	300,000	308,492
Chicago O'Hare International Airport, Revenue Bonds,
Series A,
5.00%, 01/01/2046	2,000,000	2,112,630
Chicago Park District, General Obligation Unlimited,
Series D, BAM,
4.00%, 01/01/2035	185,000	187,283
City of Chicago, General Obligation Unlimited,
Series A, AG-CR,
5.00%, 01/01/2042 - 01/01/2044	10,900,000	11,269,916
Series E, BAM,
6.00%, 01/01/2043	1,720,000	1,948,956
Cook County Community College District No. 508, General Obligation Unlimited,
BAM, 5.50%, 12/01/2051	1,500,000	1,591,768
Cook County School District No. 157 Hoover Schrum Memorial, General Obligation Unlimited,
Series A, AG,
Zero Coupon, 11/01/2031	1,360,000	1,111,357
Cook County School District No. 72 Skokie Fairview, General Obligation Limited,
Series A,
3.00%, 12/01/2034	225,000	211,468
Cook County Township High School District No. 201 J Sterling Morton, General Obligation Limited,
AG, 5.00%, 06/01/2044 - 06/01/2045	2,000,000	2,132,682
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Cook Sales Tax, Revenue Bonds,
5.00%, 11/15/2044	$ 1,360,000	$ 1,425,840
County of Sangamon, General Obligation Limited,
BAM, 3.00%, 12/15/2038	825,000	741,509
County of Warren, General Obligation Unlimited,
BAM, 5.00%, 12/30/2046	400,000	413,375
Douglas Moultrie & Coles Counties Community Unit School District No. 305 Arthur, General Obligation Unlimited,
BAM, 5.00%, 12/01/2037	805,000	877,735
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/15/2037	6,700,000	6,282,051
5.00%, 10/01/2034	205,000	213,063
Series A,
4.00%, 08/15/2036 - 08/15/2037	3,815,000	3,788,141
5.00%, 10/01/2026 - 11/01/2029	4,790,000	4,841,523
Illinois Housing Development Authority, Revenue Bonds,
FNMA, 2.63%, 09/01/2032	1,309,966	1,216,747
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS, 5.00%, 06/15/2028	1,240,000	1,286,550
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series A,
5.00%, 12/01/2028	165,000	167,176
Northeastern Illinois University, Certificate of Participation,
BAM, 5.00%, 07/01/2028 - 07/01/2030	990,000	1,031,059
Northern Illinois University, Certificate of Participation,
BAM, 5.50%, 04/01/2049	3,015,000	3,129,674
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,115,000	1,103,664
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
6.00%, 07/01/2033	365,000	416,055
Sales Tax Securitization Corp., Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 01/01/2040	2,000,000	2,196,441
Sangamon County School District No. 186 Springfield, General Obligation Unlimited,
BAM, 5.00%, 06/01/2044	750,000	800,625
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS, Zero Coupon, 12/01/2033	$ 350,000	$ 260,775
Southern Illinois University, Certificate of Participation,
Series A, AG,
5.00%, 02/15/2027 - 02/15/2029	2,600,000	2,675,116
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	800,000	801,431
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series B, AG,
5.00%, 01/01/2042 - 01/01/2044	800,000	840,553
St. Clair County School District No. 118 Belleville, General Obligation Unlimited,
BAM, 5.50%, 12/01/2037 - 12/01/2039	2,510,000	2,844,349
State of Illinois, General Obligation Unlimited,
Series B,
5.25%, 05/01/2045	2,500,000	2,635,031
Series C,
5.25%, 04/01/2045	1,135,000	1,208,999
5.50%, 04/01/2051	1,140,000	1,192,025
Series F,
5.25%, 09/01/2046	5,700,000	5,956,441
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
5.00%, 12/01/2032	125,000	125,193
Village of Stone Park, General Obligation Unlimited,
Series B, BAM,
5.25%, 02/01/2043	1,165,000	1,240,925
Whiteside Bureau & Henry Counties Community Unit School District No. 3, General Obligation Unlimited,
AG, 5.00%, 12/01/2032	260,000	287,654
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AG,
5.25%, 09/01/2042	1,885,000	2,012,871
		75,111,699
Indiana - 8.3%
Bloomington Redevelopment District, Tax Allocation,
AG, 5.00%, 02/01/2040	515,000	561,735
Brownsburg School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2042	2,700,000	2,956,744
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
City of Mishawaka Sewage Works, Revenue Bonds,
BAM, 7.00%, 09/01/2032 - 09/01/2033	$ 1,545,000	$ 1,914,493
Clark-Pleasant Community School Building Corp., Revenue Bonds,
5.00%, 07/15/2045 - 01/15/2046	4,000,000	4,232,145
Cloverdale High School Building Corp., Revenue Bonds,
5.00%, 07/15/2042	760,000	812,963
Danville Multi-School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2043	2,590,000	2,764,501
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	3,225,000	3,521,302
Gary Chicago International Airport Authority, Tax Allocation,
AG, 5.00%, 02/01/2037	775,000	829,551
Greater Jasper School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2041	1,945,000	2,112,391
Hamilton County Hospital Association, Revenue Bonds,
Series A,
5.00%, 07/15/2037	1,395,000	1,543,140
Hancock County Redevelopment Authority, Revenue Bonds,
5.00%, 08/15/2036	675,000	757,690
Indiana Finance Authority, Revenue Bonds,
AG, 5.00%, 01/01/2042	1,165,000	1,209,987
Series A,
3.00%, 11/01/2030	3,620,000	3,537,526
Series B,
2.50%, 11/01/2030	2,450,000	2,343,650
3.00%, 11/01/2030	4,645,000	4,539,174
Series D, Fixed until 10/01/2030,
5.00% (A), 10/01/2063	1,765,000	1,937,970
IPS Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2037 - 07/15/2043	8,220,000	8,973,376
Lebanon Middle School Building Corp., Revenue Bonds,
Series A,
5.00%, 07/15/2044	915,000	967,819
New Albany-Floyd County School Building Corp., Revenue Bonds,
5.00%, 07/15/2044 - 01/15/2046	1,875,000	1,998,741
Northwest Allen Multi-School Building Corp., Revenue Bonds,
5.00%, 01/15/2046	1,030,000	1,090,849
Northwestern Consolidated School Building Corp., Revenue Bonds,
5.00%, 07/15/2040	695,000	754,009
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Penn High School Building Corp., Revenue Bonds,
5.00%, 07/15/2037 - 07/15/2042	$ 1,280,000	$ 1,398,722
Salem Middle School Building Corp., Revenue Bonds,
5.00%, 07/15/2034 - 01/15/2041	1,545,000	1,673,172
Southwest Allen Multi School Building Corp., Revenue Bonds,
5.00%, 07/15/2039	700,000	766,752
Southwest Dubois County Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2041	1,310,000	1,420,156
Terre Haute Sanitary District, Revenue Bonds,
BAM, 5.00%, 07/01/2037	1,900,000	2,074,952
Town of Huntertown Sewage Works, Revenue Bonds,
BAM, 5.00%, 01/01/2039	1,295,000	1,410,434
Warrick County Industrial Building Corp., Revenue Bonds,
5.00%, 08/01/2038	2,980,000	3,226,132
Westfield High School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2031 - 07/15/2037	9,690,000	10,744,963
Westfield-Washington Multi-School Building Corp., Revenue Bonds,
Series A,
5.00%, 01/15/2032 - 07/15/2036	5,545,000	6,192,842
		78,267,881
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds,
BAM, 5.00%, 07/01/2046 (D)	1,000,000	1,048,236
Muscatine Power & Water Electric, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2046	500,000	523,640
		1,571,876
Kansas - 0.3%
Cowley County Unified School District No. 470 Arkansas City, General Obligation Unlimited,
BAM, 5.00%, 09/01/2043 - 09/01/2045	1,625,000	1,735,472
Kansas Development Finance Authority, Revenue Bonds,
Series C-1, BAM-TCRS,
5.00%, 09/01/2041	1,050,000	1,131,128
		2,866,600
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.1%
University of Louisville, Revenue Bonds,
Series A,
5.00%, 09/01/2043	$ 830,000	$ 890,384
Louisiana - 0.8%
City of Shreveport Water & Sewer, Revenue Bonds,
AG, 5.00%, 12/01/2038 - 12/01/2040	3,250,000	3,598,900
Series B, AG,
5.00%, 12/01/2027	500,000	514,309
Series C, BAM,
5.00%, 12/01/2027	300,000	308,586
Louisiana Housing Corp., Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
1.15%, 06/01/2028	550,000	523,299
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (F)(G)	3,160,000	1,311,400
AG, 5.00%, 07/01/2039	500,000	549,703
New Orleans Aviation Board, Revenue Bonds,
AG, 5.00%, 01/01/2029	700,000	724,318
St. John Baptist Parish Law Enforcement District, Special Tax,
AG, 5.25%, 03/01/2045	115,000	122,340
		7,652,855
Maine - 0.3%
Finance Authority of Maine, Revenue Bonds,
Series A, AG,
4.75%, 12/01/2035	500,000	510,839
Maine State Housing Authority, Revenue Bonds,
Series E,
4.45%, 11/15/2038	2,045,000	2,115,487
		2,626,326
Maryland - 0.6%
Maryland Economic Development Corp., Revenue Bonds,
Series A, AG,
5.00%, 07/01/2046	1,500,000	1,571,868
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AG-CR, 5.00%, 07/01/2034	185,000	207,684
AG, 5.00%, 07/01/2043	945,000	1,022,298
Series A,
5.00%, 05/15/2036	1,725,000	1,990,496
Series C, AG,
5.00%, 07/01/2035 - 07/01/2043	1,060,000	1,163,256
		5,955,602
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts - 2.6%
Massachusetts Development Finance Agency, Revenue Bonds,
AG-CR, 4.00%, 07/01/2046	$ 3,595,000	$ 3,322,669
5.00%, 10/01/2039	250,000	254,874
7.38%, 10/01/2035	1,000,000	1,029,063
Series A, AG-CR,
5.25%, 08/15/2044	850,000	917,356
Series B, Fixed until 08/15/2031,
5.00% (A), 08/15/2055	780,000	836,305
Series D,
4.00%, 07/01/2045	310,000	278,455
5.00%, 07/01/2044	605,000	605,098
Series E,
4.00%, 07/01/2038	1,030,000	1,001,573
5.00%, 07/01/2031 - 07/01/2035	3,985,000	3,991,481
Series F,
5.00%, 07/01/2044 - 07/01/2045	6,500,000	7,027,854
Series G,
5.00%, 07/01/2027	1,020,000	1,037,578
Series H, AG,
5.25%, 10/01/2033	210,000	215,293
Series I,
5.00%, 07/01/2030	1,115,000	1,118,327
Series K, AG-CR,
4.00%, 07/01/2038	1,000,000	985,428
5.00%, 07/01/2038	170,000	171,061
Series N, AG,
5.00%, 07/01/2034	1,010,000	1,149,119
		23,941,534
Michigan - 1.1%
County of Genesee, General Obligation Limited,
AG, 5.00%, 06/01/2045	500,000	538,914
Detroit Wayne County Stadium Authority, Revenue Bonds,
AG, 5.00%, 10/01/2026	690,000	690,394
Eastern Michigan University, Revenue Bonds,
BAM, 5.00%, 03/01/2039	845,000	932,715
Series A, AG,
4.00%, 03/01/2044	310,000	296,486
Four Lakes Special Assessment District, Special Assessment,
5.00%, 06/01/2035	1,045,000	1,135,599
Godwin Heights Public Schools, General Obligation Unlimited,
Series I, BAM,
5.00%, 05/01/2045 - 05/01/2046	2,500,000	2,639,712
Ionia Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2045	600,000	644,886
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	$ 2,150,000	$ 2,026,116
South Lyon Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2046	875,000	924,286
Wyoming Public Schools, General Obligation Unlimited,
BAM, 5.00%, 05/01/2046	800,000	843,709
		10,672,817
Minnesota - 2.1%
Big Lake Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2044 - 02/01/2045	1,350,000	1,416,603
City of Burnsville, General Obligation Unlimited,
Series A,
2.30%, 12/20/2028	800,000	781,464
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,730,717	1,930,901
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	570,517
City of St. Cloud, Revenue Bonds,
Series A,
5.00%, 05/01/2046	1,085,000	1,085,392
County of Carlton, General Obligation Unlimited,
Series A,
5.00%, 02/01/2035	170,000	186,066
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2028	455,000	460,887
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	791,888
Duluth Independent School District No. 709, Certificate of Participation,
Series B,
5.00%, 02/01/2034	690,000	764,889
Duluth Independent School District No. 709, General Obligation Unlimited,
Series A,
Zero Coupon, 02/01/2032 - 02/01/2034	4,675,000	3,741,791
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
5.00%, 07/01/2028	2,355,000	2,455,138
Series A,
5.00%, 12/01/2030	195,000	195,146
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Kenyon Wanamingo Independent School District No. 2172, General Obligation Unlimited,
Series A,
4.00%, 02/01/2037 - 02/01/2038	$ 1,270,000	$ 1,247,574
4.13%, 02/01/2039	1,775,000	1,740,204
Maccray Independent School District No. 2180, General Obligation Unlimited,
Series A,
2.00%, 02/01/2033	165,000	145,950
Robbinsdale Independent School District No. 281, General Obligation Unlimited,
Series A,
2.00%, 02/01/2032	495,000	446,241
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	815,000	864,014
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	486,808
		19,311,473
Mississippi - 0.7%
County of Warren, Revenue Bonds,
Series A,
3.70%, 04/01/2034	2,000,000	1,986,258
Mississippi Development Bank, Revenue Bonds,
BAM, 5.00%, 05/01/2041	840,000	906,638
AG, 6.88%, 12/01/2040	3,160,000	3,213,523
		6,106,419
Missouri - 0.8%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029 - 11/15/2035	2,205,000	2,299,638
Series B, Fixed until 04/01/2032,
5.00% (A), 04/01/2059	1,125,000	1,232,589
4.00% (A), 05/01/2051	460,000	460,000
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (B)	800,000	783,438
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds,
Series A,
2.90%, 09/01/2033	1,000,000	940,696
St. Charles County Industrial Development Authority, Revenue Bonds,
FNMA, 4.65%, 04/01/2043	2,166,526	2,197,453
		7,913,814
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.5%
Big Sky Resort Area District, Revenue Bonds,
AG, 5.00%, 07/01/2042 - 07/01/2045	$ 1,000,000	$ 1,079,468
Bigfork Rural Fire District, General Obligation Unlimited,
AG, 5.00%, 07/01/2041 - 07/01/2042	1,065,000	1,161,842
City of Belgrade Water System, Revenue Bonds,
AG, 5.00%, 07/01/2039	560,000	615,558
County of Flathead, General Obligation Unlimited,
5.00%, 07/01/2046	1,375,000	1,479,336
Montana State Board of Regents, Revenue Bonds,
AG, 5.00%, 11/15/2044	590,000	632,498
		4,968,702
Nebraska - 0.4%
Douglas County School District No. 17, General Obligation Unlimited,
Series A,
5.00%, 12/15/2045 - 12/15/2046	1,700,000	1,815,560
Nebraska Public Power District, Revenue Bonds,
Series A,
5.00%, 01/01/2046 (D)	2,000,000	2,128,649
		3,944,209
Nevada - 0.1%
Sparks Tourism Improvement District No. 1, Revenue Bonds,
3.88%, 06/15/2028	1,000,000	1,003,897
New Hampshire - 1.5%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (B)	6,308,140	4,543,984
Zero Coupon, 12/15/2039	1,750,000	720,325
Series 2025-A,
5.00%, 06/01/2030 - 06/01/2031	450,000	483,455
Series A, BAM,
5.25%, 12/01/2042 - 06/01/2051	4,645,000	4,883,584
Series C,
5.25%, 07/01/2039	700,000	746,702
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 08/01/2038	1,245,000	1,384,874
BAM, 5.00%, 07/01/2046	1,360,000	1,448,221
		14,211,145
New Jersey - 2.4%
Casino Reinvestment Development Authority, Inc., Revenue Bonds,
Series A, AG,
5.00%, 11/01/2037	900,000	996,668
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Jersey City, General Obligation Unlimited,
BAM-TCRS, 4.00%, 10/01/2035	$ 950,000	$ 984,496
Egg Harbor Township School District, General Obligation Unlimited,
1.00%, 04/15/2028 - 04/15/2030 (D)	1,360,000	1,272,286
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	240,750
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,004,266
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (B)	110,000	110,374
5.00%, 09/01/2037 (B)	750,000	755,050
Series A, BAM,
5.00%, 07/01/2027	1,000,000	1,021,487
New Jersey Educational Facilities Authority, Revenue Bonds,
Series C,
5.00%, 07/01/2031	1,165,000	1,165,988
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2029	395,000	421,462
Series A,
5.25%, 07/01/2038 (D)	750,000	887,528
5.50%, 07/01/2038 (D)	1,580,000	1,864,946
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series A, BAM-TCRS,
Zero Coupon, 12/15/2027	5,385,000	5,147,329
Newark Housing Authority, Revenue Bonds,
NATL, 5.00%, 01/01/2032	760,000	808,557
Somerville School District, General Obligation Unlimited,
1.25%, 05/15/2027	1,000,000	982,084
South Jersey Transportation Authority, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2026 - 11/01/2038	1,060,000	1,168,447
Toms River Board of Education, General Obligation Unlimited,
3.00%, 07/15/2035 - 07/15/2037	690,000	621,373
Township of Manchester, General Obligation Unlimited,
AG, 2.00%, 03/01/2027 (D)	500,000	495,856
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Weehawken, General Obligation Unlimited,
Series A, BAM,
4.25%, 07/01/2027 - 07/01/2028	$ 2,910,000	$ 2,986,741
		22,935,688
New Mexico - 0.3%
County of Santa Fe, Revenue Bonds,
Fixed until 08/01/2027, 3.29% (A), 12/10/2049	2,200,000	2,206,401
New Mexico Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2044	75,000	80,364
Series B,
5.00%, 06/15/2044	400,000	426,505
		2,713,270
New York - 4.6%
Albany Capital Resource Corp., Revenue Bonds,
Series A,
5.00%, 05/01/2038	750,000	834,800
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AG,
3.00%, 07/15/2036	250,000	225,576
4.00%, 07/15/2035	1,000,000	1,002,105
Broome County Local Development Corp., Revenue Bonds,
AG, 4.00%, 04/01/2038 - 04/01/2039	1,000,000	996,131
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,115,000	1,113,805
City of Ithaca, General Obligation Limited Notes,
Series A,
4.25%, 02/12/2027	800,000	804,269
Clinton County Capital Resource Corp., Revenue Bonds,
5.00%, 07/01/2046 (B)	700,000	723,202
County of Onondaga, General Obligation Limited,
1.13%, 10/15/2029	2,000,000	1,803,373
Erie County Industrial Development Agency, Revenue Bonds,
Series A,
5.00%, 05/01/2026	800,000	800,000
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2040 - 12/01/2043	2,245,000	2,352,233
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2032	1,250,000	1,251,531
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series D,
5.50%, 05/01/2052	$ 300,000	$ 321,230
Series D-1,
4.00%, 11/01/2038	2,000,000	2,025,165
New York State Dormitory Authority, Revenue Bonds,
AG,
5.00%, 07/01/2036	1,010,000	1,153,767
5.25%, 07/01/2041 - 10/01/2043	1,960,000	2,129,868
5.50%, 10/01/2054	4,510,000	4,764,973
Series A,
5.50%, 07/01/2054	5,495,000	5,936,895
Series A-1,
4.00%, 07/01/2043	1,800,000	1,784,318
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	185,000	189,337
New York State Housing Finance Agency, Revenue Bonds,
Series D-2, Fixed until 05/14/2026,
3.10% (A), 05/01/2062	135,000	135,000
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044 - 03/15/2044	1,500,000	1,632,505
Oneida County Local Development Corp., Revenue Bonds,
AG, 5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,369,230
Rensselaer County Capital Resource Corp., Revenue Bonds,
5.00%, 04/01/2038 - 04/01/2039	2,920,000	3,271,973
Westchester County Local Development Corp., Revenue Bonds,
AG,
5.00%, 11/01/2047	2,240,000	2,311,560
5.75%, 11/01/2049	1,375,000	1,477,632
		43,410,478
North Carolina - 0.6%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 02/01/2036	1,640,000	1,667,092
5.25%, 11/01/2046	1,000,000	1,036,042
Series B-1,
2.55%, 09/01/2026	1,550,000	1,543,518
4.00%, 11/01/2031	1,020,000	1,012,700
Series C,
5.00%, 10/01/2036	175,000	175,685
		5,435,037
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 1.2%
City of Grand Forks, General Obligation Unlimited,
Series B,
2.25%, 12/01/2027	$ 310,000	$ 305,162
3.00%, 12/01/2035	430,000	403,792
City of Grand Forks, Revenue Bonds,
AG-CR,
4.00%, 12/01/2037 - 12/01/2046	2,510,000	2,381,445
5.00%, 12/01/2033	55,000	59,499
Series A, AG,
5.00%, 12/01/2040 - 12/01/2042	640,000	678,140
City of Horace, General Obligation Unlimited,
Series A, BAM,
4.75%, 05/01/2052	1,600,000	1,574,152
Series C,
4.50%, 05/01/2039	1,640,000	1,669,535
4.75%, 05/01/2044	1,100,000	1,107,835
5.00%, 05/01/2050	610,000	610,081
Mandan Public School District No. 1, General Obligation Unlimited,
2.00%, 08/01/2034	1,685,000	1,425,096
Williston Parks & Recreation District, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2034	950,000	1,065,742
		11,280,479
Ohio - 3.9%
Bedford City School District, General Obligation Unlimited,
BAM, 5.50%, 12/01/2029	500,000	547,773
City of Chillicothe, Revenue Bonds,
4.00%, 12/01/2042	110,000	101,737
City of Norwood, Tax Allocation,
4.38%, 12/01/2030	475,000	479,922
5.00%, 12/01/2041	350,000	361,113
Clermont County Port Authority, Revenue Bonds,
BAM, 5.00%, 12/01/2032	2,200,000	2,202,803
Columbus Metropolitan Housing Authority, Revenue Bonds,
Series A,
4.00%, 05/01/2034 (D)	1,600,000	1,593,369
Series D,
4.00%, 11/01/2035	1,645,000	1,618,762
Series F,
4.00%, 12/01/2035	2,000,000	1,966,557
Columbus-Franklin County Finance Authority, Revenue Bonds,
FNMA, 4.82%, 11/01/2043	200,000	208,981
County of Butler, Revenue Bonds,
BAM-TCRS, 3.63%, 11/15/2038	200,000	182,422
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Fayette, Revenue Bonds,
AG, 5.25%, 12/01/2028 - 12/01/2030	$ 390,000	$ 416,933
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2035 - 11/01/2036	1,775,000	2,037,495
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,000,331
5.25%, 01/01/2035	415,000	448,838
County of Lucas, Revenue Bonds,
Series A,
5.25%, 11/15/2048	2,000,000	1,984,418
County of Montgomery, Revenue Bonds,
Series A,
4.00%, 11/15/2039	250,000	240,461
County of Warren, Revenue Bonds,
5.00%, 07/01/2032 - 07/01/2049	2,505,000	2,505,104
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	1,720,000	1,806,329
Lancaster Port Authority, Revenue Bonds,
Series A, Fixed until 05/01/2030,
5.00% (A), 02/01/2055	475,000	503,638
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	955,000	980,081
Northeast Ohio Medical University, Revenue Bonds,
BAM, 5.00%, 12/01/2038 - 12/01/2040	295,000	310,866
Ohio Air Quality Development Authority, Revenue Bonds,
Fixed until 04/01/2030, 3.50% (A), 08/01/2034	1,000,000	1,003,464
Series A, Fixed until 05/24/2026,
2.40% (A), 12/01/2038	115,000	110,416
Ohio Higher Educational Facility Commission, Revenue Bonds,
4.00%, 07/01/2032	150,000	154,761
Series A,
3.13%, 12/01/2030	175,000	173,327
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
5.25%, 09/01/2045	1,925,000	2,054,340
State of Ohio, Revenue Bonds,
4.00%, 11/15/2040	300,000	282,163
Series A,
5.00%, 01/15/2033	2,910,000	3,224,398
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,625,000	2,483,397
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	830,000	715,680
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
University of Akron, Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2033	$ 1,270,000	$ 1,405,564
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,160,000	1,094,561
Series D,
6.50%, 12/01/2040	1,140,000	1,262,718
West Central Ohio Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	600,000	634,928
		36,097,650
Oklahoma - 1.4%
Lawton Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2046	345,000	359,076
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	332,487
Marshall County Educational Facilities Authority, Revenue Bonds,
5.00%, 09/01/2039	870,000	927,959
Muskogee County Public Safety Authority, Revenue Bonds,
4.00%, 12/01/2032	1,000,000	1,010,239
Oklahoma County Finance Authority, Revenue Bonds,
BAM, 5.00%, 10/01/2044	2,150,000	2,272,443
Oklahoma Water Resources Board, Revenue Bonds,
Series C,
5.00%, 10/01/2041 - 10/01/2043	2,970,000	3,206,129
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2034 - 09/01/2040	2,625,000	2,563,817
Tulsa Metropolitan Utility Authority, Revenue Bonds,
Series A,
4.00%, 04/01/2037	225,000	230,579
University of Oklahoma, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2038	1,560,000	1,752,077
		12,654,806
Oregon - 0.8%
Clackamas & Washington Counties School District No. 3, General Obligation Limited,
Series B,
5.00%, 06/15/2046	1,000,000	1,075,622
Hillsboro School District No. 1J, General Obligation Unlimited,
1.50%, 06/15/2029	395,000	373,267
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Lincoln County School District, General Obligation Unlimited,
0.00 (C), 06/15/2032 - 06/15/2038	$ 1,865,000	$ 2,052,222
Polk Marion & Benton Counties School District No. 13J Central, General Obligation Unlimited,
Series B,
Zero Coupon, 06/15/2030	500,000	437,088
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,765,071
Series K-1, FNMA,
4.33%, 11/01/2043	570,000	561,260
		7,264,530
Pennsylvania - 3.3%
Antietam School District, General Obligation Limited,
5.00%, 04/01/2043	35,000	36,879
Bensalem Township School District, General Obligation Unlimited,
5.00%, 06/01/2028	910,000	911,646
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	836,668
Cheltenham Township School District, General Obligation Limited,
5.00%, 02/15/2046	170,000	177,790
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,210,607
Coatesville School District, General Obligation Limited,
5.25%, 11/15/2039	450,000	495,824
Series B,
Zero Coupon, 10/01/2034	940,000	673,124
Series C,
Zero Coupon, 10/01/2033	820,000	614,955
County of Cambria, General Obligation Limited,
BAM, 5.00%, 08/01/2036 - 08/01/2037	4,270,000	4,518,686
County of Lackawanna, General Obligation Unlimited,
BAM, 5.25%, 11/01/2039	245,000	265,921
County of Lehigh, Revenue Bonds,
AG-CR, 4.00%, 07/01/2039	850,000	848,768
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	435,000	445,213
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AG, 5.00%, 07/01/2035	1,185,000	1,291,623
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	$ 555,000	$ 492,676
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	450,000	452,646
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
Series A,
5.00%, 12/15/2034 - 12/15/2046	4,000,000	4,335,463
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.25%, 10/01/2026	105,000	104,529
Series 132A,
2.20%, 10/01/2032	100,000	90,309
Series 146A,
4.50%, 10/01/2044	875,000	869,506
Pennsylvania Turnpike Commission Oil Franchise Tax, Revenue Bonds,
Series B,
5.00%, 12/01/2046	2,290,000	2,381,514
Ridley School District, General Obligation Limited,
4.00%, 10/15/2030	1,100,000	1,132,286
School District of Philadelphia, General Obligation Limited,
Series F,
5.00%, 09/01/2033	435,000	437,483
Seneca Valley School District, General Obligation Limited,
5.00%, 03/01/2045	575,000	615,197
State Public School Building Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2032	2,295,000	2,320,729
Series A, AG,
5.00%, 12/01/2043	2,190,000	2,261,152
		30,821,194
Puerto Rico - 0.3%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,810
Puerto Rico Electric Power Authority, Revenue Bonds,
Series SS, AG,
4.38%, 07/01/2030	145,000	142,791
5.00%, 07/01/2030	2,100,000	2,100,183
Series UU, AG,
4.25%, 07/01/2027	20,000	19,904
Series VV, AG,
5.25%, 07/01/2027	40,000	40,260
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AG,
5.00%, 08/01/2027	280,000	280,820
		2,710,768
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 0.7%
Providence Public Building Authority, Revenue Bonds,
Series A, AG,
5.25%, 09/15/2044	$ 475,000	$ 512,455
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	1,315,000	1,415,118
Series F,
5.50%, 05/15/2052	1,675,000	1,761,662
Series H,
5.00%, 05/15/2045	3,000,000	3,164,599
		6,853,834
South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (B)	435,000	436,314
Series A,
5.25%, 11/01/2043	870,000	946,002
5.50%, 11/01/2045 - 11/01/2046	785,000	851,676
		2,233,992
South Dakota - 0.0% *
Brookings School District No. 005-1, General Obligation Limited,
AG, 5.50%, 06/15/2043	395,000	439,597
Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	550,000	550,212
Series A-1,
4.00%, 08/01/2044	1,100,000	1,004,354
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	360,000	360,232
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A, AG-CR,
4.00%, 07/01/2040	1,005,000	991,898
Hamilton County & Chattanooga Sports Authority, Revenue Bonds,
Series A,
5.50%, 12/01/2039	930,000	1,072,790
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2038 - 07/01/2043	2,305,000	2,455,379
5.50%, 07/01/2054 - 07/01/2059	6,960,000	7,270,670
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds,
Series B,
5.00%, 07/01/2033	1,000,000	1,115,718
New Memphis Arena Public Building Authority, Revenue Bonds,
4.00% (C), 04/01/2027 - 04/01/2029	1,875,000	1,904,140
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045	$ 1,000,000	$ 1,025,835
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2029 - 06/01/2032	2,150,000	2,317,679
West Wilson Utility District of Wilson County Tennessee, Revenue Bonds,
5.00%, 06/01/2046 (D)	500,000	529,149
		20,598,056
Texas - 14.5%
Alvin Independent School District, General Obligation Unlimited,
Series A,
5.25%, 02/15/2045	400,000	431,884
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2034	750,000	768,737
Audubon Municipal Utility District No. 1, General Obligation Unlimited,
BAM, 4.00%, 09/01/2033 - 09/01/2034	520,000	530,988
Baybrook Municipal Utility District No. 1, General Obligation Unlimited,
BAM, 4.25%, 05/01/2034	485,000	498,817
Blue Ridge Independent School District, General Obligation Unlimited,
5.25%, 02/15/2045	400,000	431,885
Borger Junior College District, Revenue Bonds,
AG, 5.00%, 04/15/2046	2,125,000	2,232,366
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AG, 4.00%, 09/01/2045	1,075,000	1,042,654
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
4.50%, 03/01/2031	250,000	264,596
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2038	725,000	796,957
City of Beeville, General Obligation Limited,
AG, 5.00%, 08/15/2039 - 08/15/2045	3,725,000	3,988,826
City of Celina, Special Assessment,
AG, 5.00%, 09/01/2045	550,000	562,236
City of Decatur, General Obligation Limited,
BAM, 5.00%, 03/01/2045	2,000,000	2,105,606
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Floresville, General Obligation Limited,
BAM, 5.00%, 09/01/2040	$ 1,000,000	$ 1,089,771
City of Garland Electric Utility System, Revenue Bonds,
AG, 5.00%, 03/01/2045	400,000	429,841
City of Houston Hotel Occupancy Tax & Special, Revenue Bonds,
Series C, AG,
5.00%, 09/01/2045	1,795,000	1,925,168
City of Odessa, General Obligation Limited,
BAM-TCRS, 4.00%, 03/01/2039	2,665,000	2,660,765
City of Port Arthur, General Obligation Limited,
BAM, 5.00%, 08/15/2042	1,345,000	1,446,484
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	104,000	97,306
City of Seguin, General Obligation Limited,
5.25%, 09/01/2046	1,445,000	1,560,720
5.50%, 09/01/2049	4,860,000	5,266,406
City of Temple, Tax Allocation,
BAM, 5.00%, 08/01/2028 - 08/01/2032	695,000	752,164
Clear Lake City Water Authority, General Obligation Unlimited,
Series A, AG,
6.00%, 03/01/2036	500,000	553,135
Clifton Higher Education Finance Corp., Revenue Bonds,
3.00%, 08/15/2035	1,405,000	1,330,285
5.00%, 04/01/2036 - 04/01/2041	1,560,000	1,695,016
5.25%, 08/15/2044	530,000	563,088
Series A,
5.00%, 02/15/2028 - 08/15/2035	3,320,000	3,495,174
Series B, Fixed until 02/15/2030,
4.00% (A), 02/15/2055	970,000	1,004,377
Club Municipal Management District No. 1, Special Assessment,
BAM, 5.00%, 09/01/2046	2,366,000	2,425,675
Collin County Municipal Utility District No. 2, General Obligation Unlimited,
BAM, 4.00%, 09/01/2036	785,000	796,528
Collin County Water Control & Improvement District No. 3, General Obligation Unlimited,
BAM, 4.00%, 09/15/2030	400,000	411,189
Comal County Water Control & Improvement District No. 6, General Obligation Unlimited,
AG, 6.50%, 09/01/2029 - 09/01/2032	110,000	125,976
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Corsicana Independent School District, General Obligation Unlimited,
5.00%, 02/15/2046	$ 750,000	$ 799,505
County of Liberty, General Obligation Limited,
6.00%, 08/01/2032 - 08/01/2036	2,000,000	2,383,791
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AG, 5.00%, 08/15/2028	1,000,000	1,001,477
Crystal City Independent School District, General Obligation Unlimited,
5.00%, 02/15/2040	500,000	557,036
Dallas County Municipal Utility District No. 4, General Obligation Unlimited,
BAM, 6.75%, 03/01/2031	140,000	158,132
Dallas Metrocare Services, Revenue Bonds,
5.00%, 11/01/2032 - 11/01/2042	4,485,000	4,908,919
Del Valle Independent School District, General Obligation Unlimited,
Series B,
5.00%, 06/15/2026	6,255,000	6,272,983
Denton Independent School District, General Obligation Unlimited,
Series B2, Fixed until 08/15/2030,
4.00% (A), 08/15/2055	2,630,000	2,733,684
Eagle Mountain & Saginaw Independent School District, General Obligation Unlimited,
Fixed until 08/01/2027,
4.00% (A), 08/01/2050	1,700,000	1,722,686
East Montgomery County Municipal Utility District No. 4, General Obligation Unlimited,
AG, 6.50%, 04/01/2031	85,000	95,436
El Paso County Hospital District, General Obligation Limited,
AG, 5.00%, 08/15/2032	800,000	877,284
Emerald Forest Utility District, General Obligation Unlimited,
AG, 1.50%, 09/01/2035 - 09/01/2036	390,000	310,203
Fort Bend County Municipal Utility District No. 134F, General Obligation Unlimited,
BAM, 4.00%, 09/01/2034	100,000	101,786
Fort Bend County Municipal Utility District No. 169, General Obligation Unlimited,
AG, 3.00%, 12/01/2035	1,050,000	958,860
Fort Bend County Municipal Utility District No. 176, General Obligation Unlimited,
AG, 6.50%, 09/01/2031	125,000	141,022
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 184, General Obligation Unlimited,
AG, 4.00%, 04/01/2034	$ 460,000	$ 468,794
Fort Bend County Municipal Utility District No. 198, General Obligation Unlimited,
AG, 4.25%, 09/01/2040 - 09/01/2041	320,000	321,645
Series A, AG,
4.25%, 09/01/2041	175,000	175,700
Fort Bend County Municipal Utility District No. 222, General Obligation Unlimited,
AG, 5.00%, 07/01/2032	140,000	151,461
Fort Bend County Municipal Utility District No. 253, General Obligation Unlimited,
BAM, 5.38%, 09/01/2034	255,000	274,475
Fort Stockton Independent School District, General Obligation Limited,
5.00%, 08/01/2033 - 08/01/2038	2,155,000	2,157,407
FW Skyline Public Facility Corp., Revenue Bonds,
4.25%, 04/01/2039	3,500,000	3,482,077
Galveston County Municipal Utility District No. 59, General Obligation Unlimited,
AG, 6.38%, 06/01/2033	125,000	142,569
Generation Park Management District, General Obligation Unlimited,
AG, 4.00%, 09/01/2038	1,075,000	1,081,985
Grapevine-Colleyville Independent School District, General Obligation Unlimited,
5.00%, 08/15/2045 - 08/15/2046	400,000	427,159
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,435,000	3,179,475
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A, Fixed until 02/15/2032,
5.00% (A), 11/15/2054	2,500,000	2,684,532
Harris County Industrial Development Corp., Revenue Bonds,
Fixed until 03/03/2033, 4.05% (A), 11/01/2050	685,000	700,691
Harris County Municipal Utility District No. 105, General Obligation Unlimited,
BAM, 4.00%, 03/01/2034	95,000	97,457
Harris County Municipal Utility District No. 171, General Obligation Unlimited,
AG,
4.13%, 12/01/2037	100,000	101,592
5.00%, 12/01/2034	1,890,000	2,046,253
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM, 4.00%, 04/01/2033	215,000	218,671
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 490, General Obligation Unlimited,
BAM,
4.00%, 03/01/2036	$ 530,000	$ 539,596
6.00%, 03/01/2034	450,000	512,300
6.50%, 03/01/2031 - 03/01/2033	900,000	1,052,274
Harris County Municipal Utility District No. 491, General Obligation Unlimited,
AG, 6.50%, 03/01/2033	510,000	596,747
Harris County Municipal Utility District No. 535, General Obligation Unlimited,
BAM,
4.25%, 09/01/2033 - 09/01/2037	505,000	506,147
6.75%, 09/01/2031	120,000	135,910
Harris County Municipal Utility District No. 539, General Obligation Unlimited,
BAM, 6.13%, 09/01/2033	265,000	299,826
Harris County Municipal Utility District No. 570C, General Obligation Unlimited,
6.38%, 09/01/2033	325,000	380,301
AG,
6.25%, 09/01/2033	195,000	226,801
Harris County Municipal Utility District No. 576, General Obligation Unlimited,
BAM, 6.50%, 03/01/2034	180,000	209,133
Harris County-Houston Sports Authority, Revenue Bonds,
Series A,
Zero Coupon, 11/15/2040	3,220,000	1,442,671
Series B, AG,
5.00%, 11/15/2044	585,000	618,282
Harris-Waller Counties Municipal Utility District No. 4, General Obligation Unlimited,
BAM,
4.13%, 11/01/2034	890,000	912,023
4.25%, 11/01/2036	235,000	240,189
4.38%, 11/01/2037	330,000	337,602
High Island Independent School District, General Obligation Unlimited,
6.38%, 02/15/2037	1,050,000	1,240,625
Housing Options, Inc., Revenue Bonds,
Fixed until 05/01/2028, 3.75% (A), 11/01/2045	2,500,000	2,531,878
Ingleside Independent School District, General Obligation Unlimited,
5.00%, 08/15/2038	1,000,000	1,110,475
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	560,000	570,434
Lakes Fresh Water Supply District of Denton County, General Obligation Unlimited,
BAM, 4.00%, 09/01/2034	345,000	354,826
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Liberty Hill Independent School District, General Obligation Unlimited,
3.00%, 02/01/2036	$ 1,650,000	$ 1,540,651
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2045	380,000	401,710
Mckinney Municipal Utility District No. 2, General Obligation Unlimited,
BAM, 6.50%, 09/01/2032	615,000	712,808
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM, 4.38%, 08/15/2042	240,000	240,676
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM, 4.00%, 09/01/2036	840,000	849,739
Montgomery County Municipal Utility District No. 170, Revenue Bonds,
BAM, 6.50%, 12/01/2033 - 12/01/2034	740,000	853,924
BAM, 6.63%, 12/01/2032	390,000	455,606
Montgomery County Water Control & Improvement District No. 1, General Obligation Unlimited,
AG, 3.00%, 03/01/2034	480,000	450,519
Navasota Independent School District, General Obligation Unlimited,
5.00%, 02/15/2044 - 02/15/2045	1,150,000	1,241,986
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.25%, 01/01/2036	1,000,000	1,084,014
North East Texas Regional Mobility Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2038 - 01/01/2039	535,000	580,321
North Fort Bend Water Authority, Revenue Bonds,
Series B,
2.00%, 12/15/2033	1,000,000	879,456
North Texas Tollway Authority, Revenue Bonds,
Series B,
Zero Coupon, 09/01/2037	1,235,000	663,718
Palestine Independent School District, General Obligation Unlimited,
5.00%, 02/15/2045 (D)	900,000	975,081
Parkside at Mayfield Ranch Municipal District, General Obligation Unlimited,
NATL, 3.25%, 09/01/2035	175,000	163,244
Parkway Utility District, General Obligation Unlimited,
NATL, 3.00%, 03/01/2036	425,000	385,054
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	$ 35,000	$ 34,902
Ropes Independent School District, General Obligation Unlimited,
5.00%, 02/15/2046	805,000	849,040
San Antonio Housing Trust Public Facility Corp., Revenue Bonds,
Fixed until 07/01/2027, 3.45% (A), 07/01/2029	2,500,000	2,512,142
San Antonio Water System, Revenue Bonds,
Series 2013-F, Fixed until 11/01/2026,
1.00% (A), 05/01/2043	125,000	123,555
Sienna Municipal Utility District No. 5, General Obligation Unlimited,
AG, 4.00%, 11/01/2034	540,000	550,125
Southeast Regional Management District, General Obligation Unlimited,
AG, 4.25%, 04/01/2037	160,000	162,882
Sunfield Municipal Utility District No. 3, General Obligation Unlimited,
BAM, 3.00%, 09/01/2034	410,000	382,172
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series C-1, Fixed until 11/15/2031,
5.00% (A), 11/15/2051	3,600,000	3,957,702
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds,
Fixed until 07/01/2033, 5.00% (A), 01/01/2055	1,900,000	2,025,697
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	9,000,000	9,502,038
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds,
Series A,
4.00%, 06/30/2037	395,000	391,318
Texas Public Finance Authority, Revenue Bonds,
BAM, 5.25%, 05/01/2034	500,000	559,796
Tradition Municipal Utility District No. 2C, General Obligation Unlimited,
BAM, 6.50%, 09/01/2034	755,000	870,570
Travis County Municipal Utility District No. 14, General Obligation Unlimited,
AG,
3.00%, 09/01/2037	200,000	176,143
Travis County Municipal Utility District No. 19, General Obligation Unlimited,
AG,
6.63%, 09/01/2033	540,000	655,363
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Travis County Municipal Utility District No. 22, General Obligation Unlimited,
BAM,
4.25%, 09/01/2035	$ 420,000	$ 433,065
6.75%, 09/01/2032 - 09/01/2033	1,445,000	1,688,852
Verandah Municipal Utility District, General Obligation Unlimited,
BAM,
6.75%, 09/01/2034	255,000	296,188
7.00%, 09/01/2033	250,000	293,040
Viridian Municipal Management District, General Obligation Unlimited,
BAM, 6.25%, 12/01/2029	90,000	100,072
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM, 4.00%, 09/01/2046	105,000	96,045
Westpointe Special Improvement District, General Obligation Limited,
AG, 5.00%, 08/15/2035 - 08/15/2040	1,450,000	1,541,196
Williamson County Municipal Utility District No. 29, General Obligation Unlimited,
AG, 4.00%, 10/01/2038 - 10/01/2039	580,000	581,511
Wilmer Municipal Utility District No. 1, General Obligation Unlimited,
AG, 7.00%, 09/01/2030 - 09/01/2034	410,000	474,395
Woodridge Municipal Utility District, General Obligation Unlimited,
BAM-TCRS, 3.38%, 09/01/2034	235,000	227,163
		135,800,886
U.S. Virgin Islands - 0.0% *
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 10/01/2032 (E)	160,000	161,534
Utah - 0.7%
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (B)	2,500,000	2,507,465
Series 2,
6.00%, 06/15/2054 (B)	1,500,000	1,543,351
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2031	45,000	45,007
5.00%, 10/15/2035	250,000	250,127
Series 2020A,
4.00%, 04/15/2040	1,125,000	1,076,671
Series A,
3.00%, 10/15/2034	1,165,000	1,049,937
		6,472,558
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.1%
Vermont Municipal Bond Bank, Revenue Bonds,
Series 1,
5.00%, 12/01/2045	$ 1,000,000	$ 1,068,892
Virginia - 1.6%
Arlington County Industrial Development Authority, Revenue Bonds,
Series A, Fixed until 07/01/2030,
5.00% (A), 07/01/2053	1,820,000	1,943,846
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AG, 5.00%, 07/01/2041	935,000	936,281
Chesapeake Economic Development Authority, Revenue Bonds,
Series A, Fixed until 10/01/2027,
3.65% (A), 02/01/2032	810,000	816,869
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040, 4.50% (A), 10/01/2040	1,700,000	1,768,328
Isle Wight County Industrial Development Authority, Revenue Bonds,
AG, 5.25%, 07/01/2048	5,035,000	5,298,658
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA, 4.50%, 05/01/2040	3,059,960	3,150,449
Virginia Housing Development Authority, Revenue Bonds,
Series E,
3.00%, 10/01/2028	775,000	775,000
		14,689,431
Washington - 2.3%
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,271
County of Cowlitz, General Obligation Limited,
5.25%, 10/01/2045	500,000	540,084
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,503,692
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,269
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,090,000	1,102,032
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	410,000	418,680
State of Washington, General Obligation Unlimited,
Series D,
5.00%, 06/01/2046	2,460,000	2,647,587
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington Health Care Facilities Authority, Revenue Bonds,
Series A,
4.25%, 10/01/2040	$ 1,180,000	$ 1,166,431
Series A2,
5.00%, 08/01/2044	600,000	612,567
Series A-2,
5.00%, 08/01/2032	480,000	505,271
Series B,
5.00%, 10/01/2030	2,500,000	2,689,958
5.00% (A), 08/15/2055	815,000	865,763
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (B)	375,000	377,681
5.00%, 07/01/2037 - 07/01/2045	5,440,000	5,845,153
Series A-2, BAM,
5.00%, 07/01/2030 - 07/01/2036 (B)	2,180,000	2,354,019
		21,719,458
West Virginia - 0.5%
Cabell County Board of Education, General Obligation Unlimited,
2.00%, 06/01/2033	1,710,000	1,494,187
City of Wheeling Waterworks & Sewerage System, Revenue Bonds,
Series B, BAM,
5.00%, 06/01/2035 - 06/01/2043	1,450,000	1,593,278
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2026	525,000	525,742
5.25%, 06/01/2045	1,250,000	1,332,774
		4,945,981
Wisconsin - 4.6%
City of New Richmond Water & Sewer Utility, Revenue Bonds,
Series B,
2.00%, 05/01/2026	100,000	100,000
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	360,000	360,494
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (B)	8,381,000	4,239,916
4.00%, 09/01/2029 (B)	650,000	656,438
5.00%, 12/15/2036 (B)	1,473,389	1,464,321
AG, 5.00%, 07/01/2037	1,865,000	1,912,175
Series A,
4.00%, 10/01/2038	580,000	560,334
4.10%, 06/15/2026 (B)	90,000	90,075
5.00%, 05/15/2028 - 05/15/2030 (B)	2,240,000	2,257,654
5.00%, 06/01/2030 - 07/01/2045	1,435,000	1,475,107
5.25%, 05/15/2037 (B)	2,100,000	2,114,016
6.75%, 12/01/2065 (B)	1,350,000	1,386,684
Series A, AG,
5.00%, 07/01/2036	340,000	350,423
Series A, BAM,
5.00%, 07/01/2045	1,000,000	1,030,363
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds, (continued)
Series A-1, BAM,
5.25%, 07/01/2042	$ 4,925,000	$ 5,287,691
5.38%, 07/01/2047	6,300,000	6,595,667
5.50%, 07/01/2052	3,965,000	4,124,082
5.63%, 07/01/2055	1,125,000	1,172,680
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	511,150
State of Wisconsin, General Obligation Unlimited,
Series 2024-2,
5.00%, 05/01/2026	710,000	710,000
University of Wisconsin Hospitals & Clinics, Revenue Bonds,
Series B, Fixed until 10/01/2030,
5.00% (A), 04/01/2054	510,000	554,493
Wisconsin Center District, Revenue Bonds,
Series C, AG,
Zero Coupon, 12/15/2029	900,000	802,161
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032 (F)(G)	420,000	299,239
Series A,
5.00%, 06/01/2039 - 12/01/2046	2,600,000	2,732,326
Series A, BAM,
5.25%, 02/15/2054	365,000	377,428
Series A-2,
4.00%, 11/15/2034	500,000	500,061
Series A-2, AG,
5.00%, 02/15/2032	200,000	212,834
Series B,
4.20%, 08/15/2028	790,000	790,045
		42,667,857
Total Municipal Government Obligations (Cost $895,933,949)		896,880,478
CORPORATE DEBT SECURITIES - 1.1%
Commercial Services & Supplies - 0.6%
Yale University
4.70%, 04/15/2032	5,000,000	5,066,742
Health Care Providers & Services - 0.5%
CommonSpirit Health
4.83%, 09/01/2035	5,000,000	4,851,241
Total Corporate Debt Securities (Cost $10,044,204)		9,917,983

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(E)(G)(H)(I)	24,000	0
Total Warrant (Cost $0)		0
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp.,
1.35% (J), dated 04/30/2026, to be
repurchased at $33,168,232 on 05/01/2026.
Collateralized by U.S. Government
Obligations, 2.63% - 3.88%, due
05/31/2027, and with a total value of
$33,830,511.
$ 33,166,988	$ 33,166,988
Total Repurchase Agreement (Cost $33,166,988)	33,166,988
Total Investments (Cost $939,145,141)	939,965,449
Net Other Assets (Liabilities) - (0.2)%	(1,747,611)
Net Assets - 100.0%	$ 938,217,838
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$896,880,478	$—	$896,880,478
Corporate Debt Securities	—	9,917,983	—	9,917,983
Warrant	—	0	—	0
Repurchase Agreement	—	33,166,988	—	33,166,988
Total Investments	$—	$939,965,449	$—	$939,965,449
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $31,639,570, representing 3.4% of the
Fund's net assets.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2026; the maturity date disclosed is the ultimate maturity date.
(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)	Restricted security. At April 30, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A, 4.00%, 12/01/2028	03/08/2018	$188,197	$188,457	0.0%*
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A, AG-CR, 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	170,364	161,534	0.0%*
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Expiration Date 12/01/2035	02/21/2025	0	0	0.0%
			$358,561	$349,991	0.0%*

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2026, the value of this security is
$1,851,389, representing 0.2% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	Rate disclosed reflects the yield at April 30, 2026.
(K)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $905,978,153)	$906,798,461
Repurchase agreement, at value (cost $33,166,988)	33,166,988
Cash	8,914
Receivables and other assets:
Investments sold	138,884
Shares of beneficial interest sold	1,909,150
Interest	11,673,376
Prepaid expenses	3,067
Total assets	953,698,840
Liabilities:
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	12,987,142
Dividends and/or distributions	120,917
Shares of beneficial interest redeemed	1,877,429
Investment management fees	270,536
Distribution and service fees	42,128
Transfer agent fees	65,123
Trustee and CCO fees	3,302
Audit and tax fees	27,211
Custody fees	31,069
Legal fees	10,085
Printing and shareholder reports fees	15,213
Registration fees	11,181
Other accrued expenses	19,666
Total liabilities	15,481,002
Net assets	$938,217,838
Net assets consist of:
Paid-in capital	$1,164,965,404
Total distributable earnings (accumulated losses)	(226,747,566)
Net assets	$938,217,838
Net assets by class:
Class A	$105,330,007
Class C	24,576,910
Class I	808,299,037
Class I2	11,884
Shares outstanding (unlimited shares, no par value):
Class A	9,830,769
Class C	2,297,807
Class I	75,158,300
Class I2	1,105
Net asset value per share: (A)
Class A	$10.71
Class C	10.70
Class I	10.75
Class I2	10.75
Maximum offering price per share: (B)
Class A	$11.07

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Interest income	$17,786,802
Total investment income	17,786,802
Expenses:
Investment management fees	2,065,390
Distribution and service fees:
Class A	134,691
Class C	130,946
Transfer agent fees:
Class A	27,705
Class C	9,479
Class I	418,230
Class I2	1
Trustee and CCO fees	20,278
Audit and tax fees	27,658
Custody fees	61,797
Legal fees	31,680
Printing and shareholder reports fees	26,507
Registration fees	43,143
Other	24,530
Total expenses before waiver and/or reimbursement and recapture	3,022,035
Expenses waived and/or reimbursed:
Class A	(54,223)
Class C	(35,764)
Class I	(420,836)
Recapture of previously waived and/or reimbursed fees:
Class C	11
Class I	16
Net expenses	2,511,239
Net investment income (loss)	15,275,563
Net realized gain (loss) on:
Investments	8,061,765
Net change in unrealized appreciation (depreciation) on:
Investments	(4,853,563)
Net realized and change in unrealized gain (loss)	3,208,202
Net increase (decrease) in net assets resulting from operations	$18,483,765
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$15,275,563	$34,874,995
Net realized gain (loss)	8,061,765	(18,516,545)
Net change in unrealized appreciation (depreciation)	(4,853,563)	15,804,867
Net increase (decrease) in net assets resulting from operations	18,483,765	32,163,317
Dividends and/or distributions to shareholders:
Class A	(1,696,017)	(4,102,255)
Class C	(329,122)	(911,861)
Class I	(13,320,894)	(29,987,466)
Class I2	(196)	(402)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(15,346,229)	(35,001,984)
Capital share transactions:
Proceeds from shares sold:
Class A	5,867,266	18,559,893
Class C	1,084,519	2,876,248
Class I	120,060,082	265,197,438
	127,011,867	286,633,579
Dividends and/or distributions reinvested:
Class A	1,537,026	3,648,270
Class C	301,533	828,385
Class I	12,771,505	28,553,199
Class I2	196	402
	14,610,260	33,030,256
Cost of shares redeemed:
Class A	(17,104,073)	(52,979,461)
Class C	(3,074,967)	(9,081,257)
Class I	(140,455,013)	(404,517,184)
	(160,634,053)	(466,577,902)
Automatic conversions:
Class A	2,048,246	6,300,209
Class C	(2,048,246)	(6,300,209)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(19,011,926)	(146,914,067)
Net increase (decrease) in net assets	(15,874,390)	(149,752,734)
Net assets:
Beginning of period/year	954,092,228	1,103,844,962
End of period/year	$938,217,838	$954,092,228
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	547,268	1,751,900
Class C	101,024	272,640
Class I	11,144,737	25,057,435
	11,793,029	27,081,975
Shares reinvested:
Class A	143,251	345,546
Class C	28,139	78,585
Class I	1,185,807	2,695,014
Class I2	18	38
	1,357,215	3,119,183
Shares redeemed:
Class A	(1,596,402)	(5,023,501)
Class C	(287,634)	(860,991)
Class I	(13,053,378)	(38,228,966)
	(14,937,414)	(44,113,458)
Automatic conversions:
Class A	190,391	595,667
Class C	(190,728)	(596,789)
	(337)	(1,122)
Net increase (decrease) in shares outstanding:
Class A	(715,492)	(2,330,388)
Class C	(349,199)	(1,106,555)
Class I	(722,834)	(10,476,517)
Class I2	18	38
	(1,787,507)	(13,913,422)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.68	$10.69	$9.99	$9.86	$11.99	$11.84
Investment operations:
Net investment income (loss) (A)	0.17	0.35	0.33	0.26	0.20	0.20
Net realized and unrealized gain (loss)	0.03	(0.01)	0.70	0.13	(2.09)	0.16
Total investment operations	0.20	0.34	1.03	0.39	(1.89)	0.36
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.35)	(0.33)	(0.26)	(0.20)	(0.21)
Net realized gains	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.17)	(0.35)	(0.33)	(0.26)	(0.24)	(0.21)
Net asset value, end of period/year	$10.71	$10.68	$10.69	$9.99	$9.86	$11.99
Total return (D)	1.86%(E)	3.30%	10.36%	3.90%	(15.92)%(C)	3.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,330	$112,621	$137,610	$142,644	$179,426	$284,610
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79%(F)	0.79%	0.77%	0.76%	0.74%	0.73%
Including waiver and/or reimbursement and recapture	0.69%(F)	0.69%	0.67%	0.66%	0.64%	0.63%
Net investment income (loss) to average net assets	3.11%(F)	3.33%	3.09%	2.50%	1.83%	1.69%
Portfolio turnover rate	46%(E)	118%	95%	66%	28%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.66	$10.67	$9.97	$9.84	$11.96	$11.82
Investment operations:
Net investment income (loss) (A)	0.13	0.29	0.26	0.20	0.13	0.13
Net realized and unrealized gain (loss)	0.04	(0.01)	0.70	0.13	(2.07)	0.14
Total investment operations	0.17	0.28	0.96	0.33	(1.94)	0.27
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.29)	(0.26)	(0.20)	(0.14)	(0.13)
Net realized gains	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.13)	(0.29)	(0.26)	(0.20)	(0.18)	(0.13)
Net asset value, end of period/year	$10.70	$10.66	$10.67	$9.97	$9.84	$11.96
Total return (E)	1.63%(F)	2.68%	9.69%(C)	3.26%	(16.40)%(D)	2.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,577	$28,213	$40,038	$56,454	$77,442	$131,738
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56%(G)	1.56%	1.55%	1.54%	1.52%	1.50%
Including waiver and/or reimbursement and recapture	1.29%(G)	1.29%	1.29%	1.29%	1.27%	1.25%
Net investment income (loss) to average net assets	2.50%(G)	2.73%	2.46%	1.87%	1.20%	1.06%
Portfolio turnover rate	46%(F)	118%	95%	66%	28%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.72	$10.73	$10.02	$9.90	$12.03	$11.88
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.35	0.28	0.22	0.22
Net realized and unrealized gain (loss)	0.03	(0.00)(B)	0.71	0.12	(2.10)	0.15
Total investment operations	0.21	0.37	1.06	0.40	(1.88)	0.37
Contributions from affiliate	—	—	—	—	0.01 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.38)	(0.35)	(0.28)	(0.22)	(0.22)
Net realized gains	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.38)	(0.35)	(0.28)	(0.26)	(0.22)
Net asset value, end of period/year	$10.75	$10.72	$10.73	$10.02	$9.90	$12.03
Total return	1.94%(D)	3.50%	10.64%	3.98%	(15.67)%(C)	3.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$808,299	$813,246	$926,186	$925,923	$1,168,497	$2,315,780
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(E)	0.59%	0.58%	0.58%	0.56%	0.55%
Including waiver and/or reimbursement and recapture	0.49%(E)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss) to average net assets	3.30%(E)	3.53%	3.27%	2.68%	1.96%	1.84%
Portfolio turnover rate	46%(D)	118%	95%	66%	28%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$10.72	$10.73	$10.03	$9.91	$12.04	$11.90
Investment operations:
Net investment income (loss) (A)	0.18	0.37	0.35	0.28	0.23	0.23
Net realized and unrealized gain (loss)	0.03	(0.00)(B)	0.71	0.13	(2.09)	0.14
Total investment operations	0.21	0.37	1.06	0.41	(1.86)	0.37
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.38)	(0.36)	(0.29)	(0.23)	(0.23)
Net realized gains	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.38)	(0.36)	(0.29)	(0.27)	(0.23)
Net asset value, end of period/year	$10.75	$10.72	$10.73	$10.03	$9.91	$12.04
Total return	1.96%(C)	3.52%	10.58%	4.02%	(15.67)%	3.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12	$12	$11	$10	$10	$12
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50%(D)	0.50%	0.49%	0.48%	0.46%	0.44%
Including waiver and/or reimbursement and recapture	0.50%(D)	0.50%	0.49%	0.48%	0.46%	0.44%
Net investment income (loss) to average net assets	3.31%(D)	3.53%	3.29%	2.70%	2.03%	1.93%
Portfolio turnover rate	46%(C)	118%	95%	66%	28%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Intermediate Muni (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Fund’s investments and detract from fund performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$11,846	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $150 million	0.4700%
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.81%	March 1, 2027
Class C	1.54	March 1, 2027
Class I	0.49	March 1, 2027
Class I2	0.51	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class C	$—	$3,141	$6,404	$3,027	$12,572
Class I	387,376	879,608	888,389	420,836	2,576,209

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2027
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$17,738	$4,995
Class C	—	348
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$447,870	$61,988
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$410,217,576	$—	$420,544,866	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$939,145,141	$9,481,965	$(8,661,657)	$820,308
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica Intermediate Muni

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA INTER MUNI 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica International Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Equity

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 3.4%
BHP Group Ltd.	258,400	$ 10,227,302
Macquarie Group Ltd.	249,300	42,827,794
Santos Ltd.	8,720,500	50,242,225
Sonic Healthcare Ltd.	1,664,600	23,818,135
Whitehaven Coal Ltd.	2,794,600	17,076,766
		144,192,222
Belgium - 2.3%
Anheuser-Busch InBev SA (A)	556,400	42,042,460
KBC Group NV	419,400	55,821,268
		97,863,728
Canada - 1.0%
Canadian National Railway Co.	170,100	19,105,648
CCL Industries, Inc., Class B	335,300	21,174,244
		40,279,892
Denmark - 0.7%
Novo Nordisk AS, Class B	359,200	15,278,907
Rockwool AS, B Shares	485,500	14,133,140
		29,412,047
France - 13.1%
Accor SA	865,700	42,842,394
Amundi SA (B)	413,900	40,006,019
Capgemini SE	354,652	43,131,468
Cie de Saint-Gobain SA	407,437	37,329,288
Credit Agricole SA	1,719,100	33,577,647
Edenred SE (A)	1,343,200	33,639,164
FDJ UNITED (A)	330,600	8,981,435
Nexans SA	116,783	21,797,990
Rexel SA	347,117	14,680,708
Sanofi SA	479,301	44,851,286
Societe Generale SA	1,193,100	96,044,565
TotalEnergies SE	483,900	44,989,893
Veolia Environnement SA	2,111,123	89,277,626
		551,149,483
Germany - 11.1%
Allianz SE	86,302	39,416,915
BASF SE	323,900	20,773,831
CTS Eventim AG & Co. KGaA	319,400	21,081,581
Deutsche Boerse AG	154,782	47,486,764
Deutsche Post AG	552,001	32,686,302
Heidelberg Materials AG	180,842	39,901,539
Infineon Technologies AG	949,327	63,847,219
Merck KGaA	314,100	40,671,883
SAP SE	319,147	53,582,567
Siemens AG	249,595	74,169,915
Zalando SE (B)(C)	1,317,100	32,532,231
		466,150,747
Hong Kong - 2.5%
CK Asset Holdings Ltd.	5,754,000	36,245,885
CK Hutchison Holdings Ltd.	6,895,000	57,574,532
SITC International Holdings Co. Ltd.	2,575,500	10,783,542
		104,603,959
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.2%
AerCap Holdings NV	293,749	$ 41,774,045
AIB Group PLC	5,953,521	68,623,535
DCC PLC	645,071	48,620,949
Ryanair Holdings PLC	945,842	24,816,202
Smurfit WestRock PLC	928,015	35,626,496
		219,461,227
Israel - 0.7%
Check Point Software Technologies Ltd. (C)	250,900	28,218,723
Japan - 19.8%
Canon, Inc.	946,000	24,337,316
Dai Nippon Printing Co. Ltd.	1,109,500	21,015,185
Daikin Industries Ltd.	181,600	25,659,206
FANUC Corp.	1,074,900	47,481,629
Fujitsu Ltd.	2,130,900	42,770,028
Hitachi Ltd.	2,859,800	90,936,910
Komatsu Ltd.	720,000	30,828,960
Kyocera Corp.	1,230,000	21,372,449
Nintendo Co. Ltd.	268,500	13,134,722
Nomura Holdings, Inc.	3,448,000	27,617,878
Olympus Corp. (A)	2,131,400	20,963,416
ORIX Corp.	2,356,200	79,301,425
Panasonic Holdings Corp.	3,060,800	62,611,131
Rakuten Group, Inc. (C)	5,052,300	24,598,721
Renesas Electronics Corp.	2,228,500	45,066,161
SBI Holdings, Inc.	2,457,000	49,577,371
Seven & i Holdings Co. Ltd.	3,432,000	41,016,077
Sony Group Corp.	3,498,400	70,091,592
Sumitomo Mitsui Financial Group, Inc.	2,631,700	92,922,828
		831,303,005
Luxembourg - 1.5%
ArcelorMittal SA	122,035	7,084,765
Eurofins Scientific SE (A)	503,900	35,027,275
Tenaris SA	652,500	20,828,677
		62,940,717
Netherlands - 5.7%
ASML Holding NV	79,900	115,499,094
EXOR NV	106,100	8,322,844
ING Groep NV, Series N	1,843,700	53,359,215
Koninklijke Philips NV	998,522	26,338,781
Prosus NV	781,100	37,815,366
		241,335,300
Norway - 3.1%
Aker BP ASA	1,390,699	54,365,610
DNB Bank ASA	2,443,700	74,003,394
		128,369,004
Republic of Korea - 2.6%
Samsung Electronics Co. Ltd.	735,119	110,699,795
Singapore - 1.6%
DBS Group Holdings Ltd.	1,486,020	68,521,373
Spain - 0.5%
Cellnex Telecom SA (A)(B)(C)	664,300	22,362,071
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.4%
Boliden AB (A)	362,300	$ 19,044,437
Essity AB, Class B	1,172,300	31,044,635
Skandinaviska Enskilda Banken AB, Class A	2,568,600	50,838,165
		100,927,237
Switzerland - 7.6%
Cie Financiere Richemont SA, Class A	200,200	38,421,837
Glencore PLC (C)	6,631,000	51,535,001
Julius Baer Group Ltd.	476,554	39,171,260
Nestle SA	640,364	64,830,223
Novartis AG	276,515	40,866,060
Roche Holding AG	210,861	85,925,824
		320,750,205
United Kingdom - 13.3%
Aviva PLC	3,775,112	32,017,693
Barratt Redrow PLC	3,608,542	12,289,791
Beazley PLC	246,200	4,276,342
BP PLC	6,510,300	51,534,434
Bunzl PLC	509,748	16,804,365
GSK PLC	1,443,480	37,844,391
Inchcape PLC	1,464,296	16,462,369
Informa PLC	1,487,951	16,087,880
Kingfisher PLC	4,620,500	18,169,211
Legal & General Group PLC	6,114,900	20,984,664
Lloyds Banking Group PLC	62,449,354	84,887,524
Pearson PLC	2,069,373	30,537,662
Persimmon PLC	1,080,900	15,586,005
Reckitt Benckiser Group PLC	511,448	32,542,701
Shell PLC	1,069,500	48,626,710
Smith & Nephew PLC	1,142,900	17,685,019
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	6,643,632	$ 43,578,864
Unilever PLC	626,134	36,513,080
Wise PLC, Class A (C)	1,550,700	22,177,070
		558,605,775
United States - 0.2%
Linde PLC	20,200	10,123,028
Total Common Stocks (Cost $2,611,199,942)		4,137,269,538
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA,
3.33% (D)	360,190	26,210,298
Total Preferred Stock (Cost $27,665,528)		26,210,298
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (D)	14,132,203	14,132,203
Total Other Investment Company (Cost $14,132,203)		14,132,203
Total Investments (Cost $2,652,997,673)		4,177,612,039
Net Other Assets (Liabilities) - 0.7%		30,576,282
Net Assets - 100.0%		$ 4,208,188,321
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.2%	$678,599,514
Oil, Gas & Consumable Fuels	7.6	315,456,587
Pharmaceuticals	6.4	265,438,351
Capital Markets	5.9	246,687,086
Semiconductors & Semiconductor Equipment	5.4	224,412,474
Industrial Conglomerates	5.3	222,681,357
Household Durables	3.8	160,578,519
Financial Services	3.4	143,440,503
Technology Hardware, Storage & Peripherals	3.2	135,037,111
Insurance	2.3	96,695,614
Household Products	2.1	89,797,634
Multi-Utilities	2.1	89,277,626
Metals & Mining	2.1	87,891,505
IT Services	2.1	85,901,496
Consumer Staples Distribution & Retail	2.0	84,594,941
Software	2.0	81,801,290
Machinery	1.9	78,310,589
Building Products	1.8	77,121,634
Trading Companies & Distributors	1.8	73,259,118
Health Care Equipment & Supplies	1.6	64,987,216
Food Products	1.6	64,830,223
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Broadline Retail	1.5%	$62,414,087
Containers & Packaging	1.4	56,800,740
Hotels, Restaurants & Leisure	1.2	51,823,829
Specialty Retail	1.2	50,701,442
Beverages	1.0	42,042,460
Construction Materials	1.0	39,901,539
Textiles, Apparel & Luxury Goods	0.9	38,421,837
Personal Care Products	0.9	36,513,080
Real Estate Management & Development	0.9	36,245,885
Life Sciences Tools & Services	0.8	35,027,275
Entertainment	0.8	34,216,303
Air Freight & Logistics	0.8	32,686,302
Chemicals	0.7	30,896,859
Diversified Consumer Services	0.7	30,537,662
Passenger Airlines	0.6	24,816,202
Health Care Providers & Services	0.6	23,818,135
Diversified Telecommunication Services	0.5	22,362,071
Electrical Equipment	0.5	21,797,990
Electronic Equipment, Instruments & Components	0.5	21,372,449
Commercial Services & Supplies	0.5	21,015,185
Energy Equipment & Services	0.5	20,828,677
Ground Transportation	0.5	19,105,648
Distributors	0.4	16,462,369
Media	0.4	16,087,880
Marine Transportation	0.3	10,783,542
Investments	99.7	4,163,479,836
Short-Term Investments	0.3	14,132,203
Total Investments	100.0%	$ 4,177,612,039
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$156,022,184	$3,981,247,354	$—	$4,137,269,538
Preferred Stock	—	26,210,298	—	26,210,298
Other Investment Company	14,132,203	—	—	14,132,203
Total Investments	$170,154,387	$4,007,457,652	$—	$4,177,612,039
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $31,628,815, collateralized by cash collateral of $14,132,203 and non-cash collateral, such as U.S. government securities of $19,105,804. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $94,900,321, representing 2.3% of the
Fund's net assets.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $2,652,997,673) (including securities loaned of $31,628,815)	$4,177,612,039
Cash	39,093
Foreign currency, at value (cost $5,466,008)	5,481,497
Receivables and other assets:
Investments sold	15,110,954
Net income from securities lending	18,480
Shares of beneficial interest sold	1,075,455
Dividends	18,843,160
Tax reclaims	32,577,385
Prepaid expenses	47,613
Total assets	4,250,805,676
Liabilities:
Cash collateral received upon return of:
Securities on loan	14,132,203
Payables and other liabilities:
Investments purchased	9,878,030
Interest expense	27,703
Shares of beneficial interest redeemed	13,178,247
Investment management fees	2,458,192
Distribution and service fees	57,785
Transfer agent fees	304,517
Trustee and CCO fees	19,109
Audit and tax fees	38,529
Custody fees	124,430
Legal fees	29,834
Printing and shareholder reports fees	93,500
Other accrued expenses	2,275,276
Total liabilities	42,617,355
Net assets	$4,208,188,321
Net assets consist of:
Paid-in capital	$2,420,402,992
Total distributable earnings (accumulated losses)	1,787,785,329
Net assets	$4,208,188,321
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2026
(unaudited)
Net assets by class:
Class A	$171,757,168
Class C	15,878,648
Class I	2,580,819,881
Class I2	911,294,780
Class I3	58,948,873
Class R	20,086,540
Class R4	9,375,812
Class R6	440,026,619
Shares outstanding (unlimited shares, no par value):
Class A	6,545,038
Class C	613,390
Class I	97,048,287
Class I2	34,214,349
Class I3	2,193,881
Class R	743,439
Class R4	347,842
Class R6	16,319,011
Net asset value per share: (A)
Class A	$26.24
Class C	25.89
Class I	26.59
Class I2	26.63
Class I3	26.87
Class R	27.02
Class R4	26.95
Class R6	26.96
Maximum offering price per share: (B)
Class A	$27.77

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$63,961,818
Interest income	1,211,327
Net income from securities lending	217,314
Withholding taxes on foreign income	(4,273,717)
Total investment income	61,116,742
Expenses:
Investment management fees	15,330,958
Distribution and service fees:
Class A	209,071
Class C	80,376
Class R	47,435
Class R4	10,452
Transfer agent fees:
Class A	252,271
Class C	10,282
Class I	1,361,395
Class I2	34,847
Class I3	2,134
Class R	2,497
Class R4	314
Class R6	18,951
Trustee and CCO fees	95,675
Audit and tax fees	33,466
Custody fees	272,908
Legal fees	138,364
Printing and shareholder reports fees	165,158
Registration fees	69,170
Insurance fees	81,689
Interest	139,153
Other	112,780
Total expenses before waiver and/or reimbursement and recapture	18,469,346
Expenses waived and/or reimbursed:
Class A	(47,802)
Class C	(538)
Recapture of previously waived and/or reimbursed fees:
Class A	1,432
Net expenses	18,422,438
Net investment income (loss)	42,694,304
Net realized gain (loss) on:
Investments	297,519,002
Foreign currency transactions	(871,295)
Net realized gain (loss)	296,647,707
Net change in unrealized appreciation (depreciation) on:
Investments	183,443,083
Translation of assets and liabilities denominated in foreign currencies	1,435,744
Net change in unrealized appreciation (depreciation)	184,878,827
Net realized and change in unrealized gain (loss)	481,526,534
Net increase (decrease) in net assets resulting from operations	$524,220,838
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$42,694,304	$96,834,980
Net realized gain (loss)	296,647,707	221,542,759
Net change in unrealized appreciation (depreciation)	184,878,827	555,501,320
Net increase (decrease) in net assets resulting from operations	524,220,838	873,879,059
Dividends and/or distributions to shareholders:
Class A	(11,781,289)	(3,737,574)
Class C	(1,056,543)	(231,959)
Class I	(193,771,418)	(77,444,261)
Class I2	(66,243,460)	(24,559,310)
Class I3	(4,158,625)	(1,488,891)
Class R	(1,250,312)	(344,490)
Class R4	(542,012)	(135,970)
Class R6	(38,017,048)	(15,501,413)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(316,820,707)	(123,443,868)
Capital share transactions:
Proceeds from shares sold:
Class A	11,874,988	36,485,852
Class C	2,091,092	4,716,329
Class I	164,687,252	368,716,253
Class I2	3,586,128	165,470,841
Class I3	1,258,879	3,750,029
Class R	965,254	1,914,276
Class R4	2,518,494	1,642,660
Class R6	36,532,037	184,847,377
	223,514,124	767,543,617
Dividends and/or distributions reinvested:
Class A	9,463,489	2,841,572
Class C	999,637	218,827
Class I	180,061,129	72,002,321
Class I2	66,243,460	24,559,310
Class I3	4,158,625	1,488,891
Class R	1,250,312	344,490
Class R4	542,012	135,970
Class R6	35,584,240	13,476,822
	298,302,904	115,068,203
Cost of shares redeemed:
Class A	(25,851,873)	(47,549,006)
Class C	(2,033,546)	(2,436,305)
Class I	(543,589,676)	(988,820,682)
Class I2	(216,191,375)	(173,955,089)
Class I3	(4,889,691)	(72,333,535)
Class R	(1,032,473)	(9,391,867)
Class R4	(1,490,182)	(1,462,949)
Class R6	(217,662,630)	(248,944,598)
	(1,012,741,446)	(1,544,894,031)
Automatic conversions:
Class A	1,473,423	2,955,088
Class C	(1,473,423)	(2,955,088)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(490,924,418)	(662,282,211)
Net increase (decrease) in net assets	(283,524,287)	88,152,980
Net assets:
Beginning of period/year	4,491,712,608	4,403,559,628
End of period/year	$4,208,188,321	$4,491,712,608
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	469,409	1,658,890
Class C	82,914	201,251
Class I	6,424,619	16,326,088
Class I2	139,469	7,639,854
Class I3	47,207	174,504
Class R	36,305	82,913
Class R4	96,314	73,562
Class R6	1,405,976	8,303,448
	8,702,213	34,460,510
Shares reinvested:
Class A	390,408	141,583
Class C	41,704	11,007
Class I	7,340,446	3,550,409
Class I2	2,697,209	1,209,223
Class I3	167,822	72,735
Class R	50,093	16,707
Class R4	21,785	6,617
Class R6	1,431,385	656,126
	12,140,852	5,664,407
Shares redeemed:
Class A	(1,017,172)	(2,131,400)
Class C	(81,291)	(110,382)
Class I	(21,068,505)	(45,215,286)
Class I2	(8,330,233)	(7,964,958)
Class I3	(190,647)	(3,389,419)
Class R	(39,636)	(431,646)
Class R4	(57,568)	(65,215)
Class R6	(8,315,287)	(10,797,021)
	(39,100,339)	(70,105,327)
Automatic conversions:
Class A	57,736	129,728
Class C	(58,497)	(131,425)
	(761)	(1,697)
Net increase (decrease) in shares outstanding:
Class A	(99,619)	(201,199)
Class C	(15,170)	(29,549)
Class I	(7,303,440)	(25,338,789)
Class I2	(5,493,555)	884,119
Class I3	24,382	(3,142,180)
Class R	46,762	(332,026)
Class R4	60,531	14,964
Class R6	(5,477,926)	(1,837,447)
	(18,258,035)	(29,982,107)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.08	$21.02	$17.96	$16.03	$21.36	$15.73
Investment operations:
Net investment income (loss) (A)	0.20	0.42	0.38	0.35	0.40	0.31
Net realized and unrealized gain (loss)	2.78	4.17	3.24	1.69	(5.03)	5.45
Total investment operations	2.98	4.59	3.62	2.04	(4.63)	5.76
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.88)	(0.46)	(0.56)	(0.11)	(0.70)	(0.13)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.82)	(0.53)	(0.56)	(0.11)	(0.70)	(0.13)
Net asset value, end of period/year	$26.24	$25.08	$21.02	$17.96	$16.03	$21.36
Total return (E)	12.47%(F)	22.45%	20.37%(C)	12.73%	(22.39)%(D)	36.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,757	$166,652	$143,866	$140,914	$142,550	$111,299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.31%(G)	1.37%	1.67%	1.74%	1.45%	1.40%
Including waiver and/or reimbursement and recapture	1.26%(G)(H)	1.26%(H)	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.61%(G)	1.87%	1.85%	1.87%	2.18%	1.52%
Portfolio turnover rate	5%(F)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes interest expense outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$24.71	$20.68	$17.65	$15.77	$21.00	$15.46
Investment operations:
Net investment income (loss) (A)	0.12	0.26	0.22	0.22	0.25	0.18
Net realized and unrealized gain (loss)	2.75	4.14	3.21	1.66	(4.94)	5.36
Total investment operations	2.87	4.40	3.43	1.88	(4.69)	5.54
Contributions from affiliate	—	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.75)	(0.30)	(0.40)	—	(0.54)	—
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.69)	(0.37)	(0.40)	—	(0.54)	—
Net asset value, end of period/year	$25.89	$24.71	$20.68	$17.65	$15.77	$21.00
Total return (E)	12.13%(F)	21.71%	19.54%(C)	11.92%	(22.86)%(D)	35.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,879	$15,529	$13,611	$14,549	$19,439	$30,911
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.89%(G)	1.92%	1.92%	1.93%	1.91%	1.91%
Including waiver and/or reimbursement and recapture	1.88%(G)(H)	1.91%(H)	1.92%	1.93%	1.91%(I)	1.91%
Net investment income (loss) to average net assets	0.98%(G)	1.18%	1.11%	1.17%	1.35%	0.88%
Portfolio turnover rate	5%(F)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.44	$21.31	$18.20	$16.25	$21.62	$15.95
Investment operations:
Net investment income (loss) (A)	0.25	0.50	0.46	0.44	0.47	0.40
Net realized and unrealized gain (loss)	2.82	4.24	3.29	1.69	(5.09)	5.51
Total investment operations	3.07	4.74	3.75	2.13	(4.62)	5.91
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.98)	(0.54)	(0.64)	(0.18)	(0.77)	(0.24)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.92)	(0.61)	(0.64)	(0.18)	(0.77)	(0.24)
Net asset value, end of period/year	$26.59	$25.44	$21.31	$18.20	$16.25	$21.62
Total return	12.68%(C)	23.00%	20.84%	13.15%	(22.03)%(B)	37.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,580,820	$2,654,478	$2,764,252	$2,683,142	$2,315,412	$2,994,603
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(D)	0.87%	0.86%	0.86%	0.84%	0.85%
Including waiver and/or reimbursement and recapture	0.87%(D)	0.87%	0.86%	0.86%	0.84%	0.85%
Net investment income (loss) to average net assets	1.98%(D)	2.20%	2.23%	2.30%	2.49%	1.95%
Portfolio turnover rate	5%(C)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.49	$21.36	$18.24	$16.28	$21.65	$15.97
Investment operations:
Net investment income (loss) (A)	0.26	0.54	0.46	0.44	0.47	0.42
Net realized and unrealized gain (loss)	2.82	4.23	3.32	1.72	(5.07)	5.51
Total investment operations	3.08	4.77	3.78	2.16	(4.60)	5.93
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(1.00)	(0.57)	(0.66)	(0.20)	(0.77)	(0.25)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.94)	(0.64)	(0.66)	(0.20)	(0.77)	(0.25)
Net asset value, end of period/year	$26.63	$25.49	$21.36	$18.24	$16.28	$21.65
Total return	12.72%(B)	23.07%	20.96%	13.31%	(22.01)%	37.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$911,295	$1,012,043	$829,139	$815,534	$1,168,404	$1,548,574
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Net investment income (loss) to average net assets	2.07%(C)	2.34%	2.20%	2.31%	2.51%	2.06%
Portfolio turnover rate	5%(B)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.69	$21.52	$18.37	$16.40	$21.81	$16.08
Investment operations:
Net investment income (loss) (A)	0.27	0.48	0.49	0.46	0.47	0.42
Net realized and unrealized gain (loss)	2.85	4.32	3.32	1.71	(5.11)	5.56
Total investment operations	3.12	4.80	3.81	2.17	(4.64)	5.98
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(1.00)	(0.56)	(0.66)	(0.20)	(0.77)	(0.25)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.94)	(0.63)	(0.66)	(0.20)	(0.77)	(0.25)
Net asset value, end of period/year	$26.87	$25.69	$21.52	$18.37	$16.40	$21.81
Total return	12.78%(B)	23.07%	20.98%	13.27%	(22.03)%	37.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,949	$55,745	$114,306	$108,197	$115,536	$166,596
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Net investment income (loss) to average net assets	2.12%(C)	2.11%	2.32%	2.39%	2.48%	2.04%
Portfolio turnover rate	5%(B)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.76	$21.53	$18.38	$16.40	$21.80	$16.08
Investment operations:
Net investment income (loss) (A)	0.21	0.41	0.38	0.36	0.37	0.33
Net realized and unrealized gain (loss)	2.86	4.30	3.33	1.72	(5.11)	5.55
Total investment operations	3.07	4.71	3.71	2.08	(4.74)	5.88
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.87)	(0.41)	(0.56)	(0.10)	(0.66)	(0.16)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.81)	(0.48)	(0.56)	(0.10)	(0.66)	(0.16)
Net asset value, end of period/year	$27.02	$25.76	$21.53	$18.38	$16.40	$21.80
Total return	12.49%(B)	22.41%	20.37%	12.70%	(22.40)%	36.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,086	$17,950	$22,147	$20,745	$19,863	$31,246
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29%(C)	1.29%	1.26%	1.25%	1.24%	1.24%
Including waiver and/or reimbursement and recapture	1.29%(C)	1.29%	1.26%	1.25%	1.24%	1.24%
Net investment income (loss) to average net assets	1.63%(C)	1.78%	1.80%	1.89%	1.95%	1.57%
Portfolio turnover rate	5%(B)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.74	$21.55	$18.40	$16.37	$21.77	$16.06
Investment operations:
Net investment income (loss) (A)	0.26	0.50	0.44	0.41	0.42	0.37
Net realized and unrealized gain (loss)	2.83	4.26	3.32	1.72	(5.11)	5.55
Total investment operations	3.09	4.76	3.76	2.13	(4.69)	5.92
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.94)	(0.50)	(0.61)	(0.10)	(0.71)	(0.21)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.88)	(0.57)	(0.61)	(0.10)	(0.71)	(0.21)
Net asset value, end of period/year	$26.95	$25.74	$21.55	$18.40	$16.37	$21.77
Total return	12.61% (B)	22.75%	20.66%	12.99%	(22.22)%	37.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,376	$7,396	$5,869	$5,381	$4,986	$23,706
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02%(C)	1.02%	1.01%	1.01%	1.00%	1.00%
Including waiver and/or reimbursement and recapture	1.02%(C)	1.02%	1.01%	1.01%	1.00%	1.00%
Net investment income (loss) to average net assets	2.02%(C)	2.13%	2.09%	2.12%	2.14%	1.76%
Portfolio turnover rate	5%(B)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$25.78	$21.59	$18.44	$16.46	$21.88	$16.13
Investment operations:
Net investment income (loss) (A)	0.25	0.56	0.49	0.46	0.48	0.43
Net realized and unrealized gain (loss)	2.87	4.27	3.32	1.72	(5.13)	5.57
Total investment operations	3.12	4.83	3.81	2.18	(4.65)	6.00
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(1.00)	(0.57)	(0.66)	(0.20)	(0.77)	(0.25)
Net realized gains	(0.94)	(0.07)	—	—	—	—
Total dividends and/or distributions to shareholders	(1.94)	(0.64)	(0.66)	(0.20)	(0.77)	(0.25)
Net asset value, end of period/year	$26.96	$25.78	$21.59	$18.44	$16.46	$21.88
Total return	12.73%(B)	23.10%	20.90%	13.28%	(21.97)%	37.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$440,026	$561,920	$510,370	$472,709	$397,503	$451,687
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.76%	0.76%	0.75%	0.75%
Net investment income (loss) to average net assets	1.96%(C)	2.42%	2.32%	2.40%	2.53%	2.05%
Portfolio turnover rate	5%(B)	13%	12%	16%	17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $26,218.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended April 30, 2026, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$11,889,412	85	4.96%
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$14,132,203	$—	$—	$—	$14,132,203
Total Borrowings	$14,132,203	$—	$—	$—	$14,132,203
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency risk: The value of a Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$965,779,220	22.95%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.25%	March 1, 2027
Class C	1.96	March 1, 2027
Class I	0.89	March 1, 2027
Class I2, Class I3, Class R6	0.80	March 1, 2027
Class R	1.31	March 1, 2027
Class R4	1.06	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$395,132	$796,798	$213,544	$47,802	$1,453,276

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$27,863	$49
Class C	—	819
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class C shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,660,319	$296,079
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$224,908,088	$—	$960,624,265	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2026, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,652,997,673	$1,644,320,436	$(119,706,070)	$1,524,614,366
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Equity

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486399 TA INTL EQTY 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica International Focus
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Focus

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Canada - 9.5%
Alimentation Couche-Tard, Inc.	216,811	$ 12,826,540
Dollarama, Inc.	43,982	5,620,993
Shopify, Inc., Class A (A)	58,778	7,119,779
Waste Connections, Inc.	76,470	12,596,138
		38,163,450
France - 8.1%
EssilorLuxottica SA	32,822	6,947,417
Hermes International SCA	3,556	6,802,987
Safran SA	57,628	18,505,074
		32,255,478
Germany - 5.1%
CTS Eventim AG & Co. KGaA	105,666	6,974,346
Siemens Energy AG	62,877	13,325,005
		20,299,351
Hong Kong - 4.1%
AIA Group Ltd.	1,496,000	16,424,230
Italy - 3.1%
Ferrari NV (B)	35,417	12,300,324
Japan - 23.3%
Ajinomoto Co., Inc.	622,300	20,000,969
Hoya Corp.	100,500	18,767,745
ITOCHU Corp.	1,324,600	16,415,899
Japan Elevator Service Holdings Co. Ltd.	952,800	9,639,536
Keyence Corp.	31,800	14,585,576
Pan Pacific International Holdings Corp.	2,401,400	13,582,441
		92,992,166
Netherlands - 5.7%
Adyen NV (A)(C)	9,298	10,492,377
ASML Holding NV	8,550	12,303,365
		22,795,742
Norway - 3.2%
Salmar ASA	208,726	12,593,806
Republic of Korea - 3.7%
SK Hynix, Inc.	16,379	14,606,268
Sweden - 2.3%
Lagercrantz Group AB, B Shares	342,072	9,045,573
Switzerland - 7.0%
Belimo Holding AG	12,540	11,483,618
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Galderma Group AG	60,994	$ 12,796,135
SMG Swiss Marketplace Group AG (B)(C)	109,525	3,905,124
		28,184,877
Taiwan - 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,967	30,087,490
United Kingdom - 5.9%
3i Group PLC	309,504	10,763,846
Compass Group PLC	460,204	13,003,987
		23,767,833
United States - 6.4%
Liberty Media Corp. - Liberty Formula One, Class C (A)	118,335	10,170,893
Linde PLC	31,137	15,603,996
		25,774,889
Total Common Stocks (Cost $335,962,551)		379,291,477
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (D)	28,125	28,125
Total Other Investment Company (Cost $28,125)		28,125

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.35% (D), dated 04/30/2026, to be repurchased at $14,626,578 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $14,918,647.	$ 14,626,030	14,626,030
Total Repurchase Agreement (Cost $14,626,030)		14,626,030
Total Investments (Cost $350,616,706)		393,945,632
Net Other Assets (Liabilities) - 1.5%		5,831,083
Net Assets - 100.0%		$ 399,776,715
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	14.5%	$56,997,123
Food Products	8.3	32,594,775
Health Care Equipment & Supplies	6.5	25,715,162
Electronic Equipment, Instruments & Components	6.0	23,631,149
Commercial Services & Supplies	5.6	22,235,674
Broadline Retail	4.9	19,203,434
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Aerospace & Defense	4.7%	$18,505,074
Entertainment	4.3	17,145,239
Insurance	4.2	16,424,230
Trading Companies & Distributors	4.2	16,415,899
Chemicals	4.0	15,603,996
Electrical Equipment	3.4	13,325,005
Hotels, Restaurants & Leisure	3.3	13,003,987
Consumer Staples Distribution & Retail	3.3	12,826,540
Pharmaceuticals	3.2	12,796,135
Automobiles	3.1	12,300,324
Building Products	2.9	11,483,618
Capital Markets	2.7	10,763,846
Financial Services	2.7	10,492,377
IT Services	1.8	7,119,779
Textiles, Apparel & Luxury Goods	1.7	6,802,987
Interactive Media & Services	1.0	3,905,124
Investments	96.3	379,291,477
Short-Term Investments	3.7	14,654,155
Total Investments	100.0%	$ 393,945,632
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$131,633,505	$247,657,972	$—	$379,291,477
Other Investment Company	28,125	—	—	28,125
Repurchase Agreement	—	14,626,030	—	14,626,030
Total Investments	$131,661,630	$262,284,002	$—	$393,945,632
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $13,360,073, collateralized by cash collateral of $28,125 and non-cash collateral, such as U.S. government securities of $13,631,545. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $14,397,501, representing 3.6% of the
Fund's net assets.

(D)	Rate disclosed reflects the yield at April 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $335,990,676) (including securities loaned of $13,360,073)	$379,319,602
Repurchase agreement, at value (cost $14,626,030)	14,626,030
Cash	15,487
Foreign currency, at value (cost $6,180)	6,189
Receivables and other assets:
Investments sold	2,511,129
Net income from securities lending	4,605
Shares of beneficial interest sold	109,486
Dividends	718,147
Interest	548
Tax reclaims	2,817,076
Prepaid expenses	20,680
Other assets	154
Total assets	400,149,133
Liabilities:
Cash collateral received upon return of:
Securities on loan	28,125
Payables and other liabilities:
Shares of beneficial interest redeemed	23,671
Investment management fees	241,265
Distribution and service fees	423
Transfer agent fees	3,021
Trustee and CCO fees	4,920
Audit and tax fees	16,130
Custody fees	20,672
Legal fees	11,056
Printing and shareholder reports fees	6,938
Other accrued expenses	16,197
Total liabilities	372,418
Net assets	$399,776,715
Net assets consist of:
Paid-in capital	$347,499,105
Total distributable earnings (accumulated losses)	52,277,610
Net assets	$399,776,715
Net assets by class:
Class A	$2,121,976
Class I	33,483
Class I2	395,600,030
Class R6	2,021,226
Shares outstanding (unlimited shares, no par value):
Class A	309,599
Class I	4,811
Class I2	57,475,495
Class R6	292,057
Net asset value per share: (A)
Class A	$6.85
Class I	6.96
Class I2	6.88
Class R6	6.92
Maximum offering price per share: (B)
Class A	$7.25

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$2,019,070
Interest income	352,774
Net income from securities lending	5,738
Withholding taxes on foreign income	(91,020)
Total investment income	2,286,562
Expenses:
Investment management fees	1,592,937
Distribution and service fees:
Class A	2,666
Transfer agent fees:
Class A	3,551
Class I	35
Class I2	15,747
Class R6	104
Trustee and CCO fees	12,475
Audit and tax fees	17,132
Custody fees	43,796
Legal fees	22,499
Printing and shareholder reports fees	9,749
Registration fees	25,873
Insurance fees	15,487
Other	20,429
Total expenses before waiver and/or reimbursement and recapture	1,782,480
Expenses waived and/or reimbursed:
Class A	(2,291)
Class I	(33)
Net expenses	1,780,156
Net investment income (loss)	506,406
Net realized gain (loss) on:
Investments	11,239,979
Foreign currency transactions	(16,938)
Net realized gain (loss)	11,223,041
Net change in unrealized appreciation (depreciation) on:
Investments	(31,805,209)
Translation of assets and liabilities denominated in foreign currencies	91,787
Net change in unrealized appreciation (depreciation)	(31,713,422)
Net realized and change in unrealized gain (loss)	(20,490,381)
Net increase (decrease) in net assets resulting from operations	$(19,983,975)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$506,406	$2,186,679
Net realized gain (loss)	11,223,041	3,321,477
Net change in unrealized appreciation (depreciation)	(31,713,422)	62,704,574
Net increase (decrease) in net assets resulting from operations	(19,983,975)	68,212,730
Dividends and/or distributions to shareholders:
Class A	(23,373)	(179,956)
Class I	(745)	(159,695)
Class I2	(5,663,595)	(90,262,753)
Class R6	(63,448)	(2,564,143)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,751,161)	(93,166,547)
Capital share transactions:
Proceeds from shares sold:
Class A	600,404	1,717,148
Class I	—	64,132
Class I2	197,248	214,513,448
Class R6	1,895,825	10,249,499
	2,693,477	226,544,227
Dividends and/or distributions reinvested:
Class A	23,373	179,956
Class I	745	159,695
Class I2	5,663,595	90,262,753
Class R6	63,448	2,564,143
	5,751,161	93,166,547
Cost of shares redeemed:
Class A	(552,684)	(662,071)
Class I	(56,496)	(1,490,922)
Class I2	(226,107,000)	(150,432,287)
Class R6	(6,272,974)	(19,244,424)
	(232,989,154)	(171,829,704)
Net increase (decrease) in net assets resulting from capital share transactions	(224,544,516)	147,881,070
Net increase (decrease) in net assets	(250,279,652)	122,927,253
Net assets:
Beginning of period/year	650,056,367	527,129,114
End of period/year	$399,776,715	$650,056,367
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
	April 30, 2026 (unaudited)	October 31, 2025
Capital share transactions - shares:
Shares issued:
Class A	88,035	241,099
Class I	—	8,705
Class I2	28,804	32,051,883
Class R6	280,716	1,494,472
	397,555	33,796,159
Shares reinvested:
Class A	3,463	27,601
Class I	109	24,270
Class I2	836,572	13,822,780
Class R6	9,317	390,280
	849,461	14,264,931
Shares redeemed:
Class A	(81,552)	(94,062)
Class I	(8,075)	(205,206)
Class I2	(32,352,235)	(21,084,425)
Class R6	(894,534)	(2,731,088)
	(33,336,396)	(24,114,781)
Net increase (decrease) in shares outstanding:
Class A	9,946	174,638
Class I	(7,966)	(172,231)
Class I2	(31,486,859)	24,790,238
Class R6	(604,501)	(846,336)
	(32,089,380)	23,946,309
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$7.17	$7.93	$7.67	$6.97	$10.07	$7.77
Investment operations:
Net investment income (loss) (A)	(0.00)(B)	(0.01)	0.12	0.15	0.15	0.14
Net realized and unrealized gain (loss)	(0.24)	0.57	0.79	0.66	(2.69)	2.23
Total investment operations	(0.24)	0.56	0.91	0.81	(2.54)	2.37
Contributions from affiliate	—	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.10)	(0.26)	(0.11)	(0.26)	(0.07)
Net realized gains	(0.06)	(1.22)	(0.39)	—	(0.30)	—
Total dividends and/or distributions to shareholders	(0.08)	(1.32)	(0.65)	(0.11)	(0.56)	(0.07)
Net asset value, end of period/year	$6.85	$7.17	$7.93	$7.67	$6.97	$10.07
Total return (D)	(3.41)%(E)	8.74%	11.98%	11.78%	(26.67)%(C)	30.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,122	$2,149	$991	$690	$480	$530
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.41%(F)	1.41%	1.46%	1.52%	1.45%	1.42%
Including waiver and/or reimbursement and recapture	1.20%(F)	1.20%	1.20%	1.20%	1.21%(G)	1.21%(G)
Net investment income (loss) to average net assets	(0.09)%(F)	(0.15)%	1.46%	1.91%	1.79%	1.48%
Portfolio turnover rate	26%(E)	48%	169%	37%	36%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes interest expense outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$7.26	$8.00	$7.74	$7.02	$10.12	$7.79
Investment operations:
Net investment income (loss) (A)	0.00 (B)	0.01	0.16	0.18	0.16	0.16
Net realized and unrealized gain (loss)	(0.23)	0.58	0.77	0.67	(2.69)	2.24
Total investment operations	(0.23)	0.59	0.93	0.85	(2.53)	2.40
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.11)	(0.28)	(0.13)	(0.27)	(0.07)
Net realized gains	(0.06)	(1.22)	(0.39)	—	(0.30)	—
Total dividends and/or distributions to shareholders	(0.07)	(1.33)	(0.67)	(0.13)	(0.57)	(0.07)
Net asset value, end of period/year	$6.96	$7.26	$8.00	$7.74	$7.02	$10.12
Total return	(3.25)%(C)	9.21%	12.16%	12.16%	(26.47)%	30.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$34	$93	$1,481	$241	$73	$29
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93%(D)	0.92%	0.92%	0.92%	1.02%	1.33%
Including waiver and/or reimbursement and recapture	0.84%(D)(E)	0.82%(E)	0.83%(E)	0.84%(E)	0.98%(F)	0.91%(F)
Net investment income (loss) to average net assets	0.07%(D)	0.07%	1.92%	2.29%	2.05%	1.59%
Portfolio turnover rate	26%(C)	48%	169%	37%	36%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2027. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$7.21	$7.96	$7.70	$7.00	$10.09	$7.78
Investment operations:
Net investment income (loss) (A)	0.01	0.02	0.15	0.19	0.17	0.16
Net realized and unrealized gain (loss)	(0.24)	0.57	0.78	0.65	(2.66)	2.24
Total investment operations	(0.23)	0.59	0.93	0.84	(2.49)	2.40
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.12)	(0.28)	(0.14)	(0.30)	(0.09)
Net realized gains	(0.06)	(1.22)	(0.39)	—	(0.30)	—
Total dividends and/or distributions to shareholders	(0.10)	(1.34)	(0.67)	(0.14)	(0.60)	(0.09)
Net asset value, end of period/year	$6.88	$7.21	$7.96	$7.70	$7.00	$10.09
Total return	(3.25)%(B)	9.28%	12.31%	12.17%	(26.24)%	31.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$395,600	$641,315	$510,720	$647,678	$862,508	$1,467,721
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(C)	0.82%	0.83%	0.82%	0.81%	0.80%
Including waiver and/or reimbursement and recapture	0.84%(C)	0.82%	0.83%	0.82%	0.81%	0.80%
Net investment income (loss) to average net assets	0.24%(C)	0.31%	1.86%	2.34%	2.06%	1.69%
Portfolio turnover rate	26%(B)	48%	169%	37%	36%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$7.25	$8.00	$7.74	$7.03	$10.13	$7.81
Investment operations:
Net investment income (loss) (A)	0.00 (B)	0.02	0.15	0.19	0.19	0.17
Net realized and unrealized gain (loss)	(0.23)	0.57	0.78	0.66	(2.69)	2.24
Total investment operations	(0.23)	0.59	0.93	0.85	(2.50)	2.41
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.12)	(0.28)	(0.14)	(0.30)	(0.09)
Net realized gains	(0.06)	(1.22)	(0.39)	—	(0.30)	—
Total dividends and/or distributions to shareholders	(0.10)	(1.34)	(0.67)	(0.14)	(0.60)	(0.09)
Net asset value, end of period/year	$6.92	$7.25	$8.00	$7.74	$7.03	$10.13
Total return	(3.24)%(C)	9.22%	12.24%	12.11%	(26.23)%	31.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,021	$6,499	$13,937	$12,484	$11,765	$14
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(D)	0.82%	0.83%	0.82%	0.81%	0.80%
Including waiver and/or reimbursement and recapture	0.84%(D)	0.82%	0.83%	0.82%	0.81%	0.80%
Net investment income (loss) to average net assets	0.01%(D)	0.30%	1.84%	2.34%	2.28%	1.71%
Portfolio turnover rate	26%(C)	48%	169%	37%	36%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Focus (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2026 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$28,125	$—	$—	$—	$28,125
Total Borrowings	$28,125	$—	$—	$—	$28,125
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Currency risk: The value of a Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$381,067,165	95.32%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.750%
Over $500 million up to $1 billion	0.740
Over $1 billion up to $2 billion	0.690
Over $2 billion up to $3 billion	0.675
Over $3 billion	0.660
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2027
Class I	0.97	March 1, 2027
Class I2, Class R6	0.87	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. In addition, TAM has contractually agreed to forego its ability to recapture amounts previously waived and/or reimbursed to the class under the expense limitation agreement through March 1, 2027. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$1,089	$2,483	$3,100	$2,291	$8,963

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$621	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2027.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$19,420	$3,014
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$111,030,911	$—	$334,866,652	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2026, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$350,616,706	$70,961,671	$(27,632,745)	$43,328,926
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Focus

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 TA INTL FOCUS 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica International Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 5.2%
BlueScope Steel Ltd.	670,300	$ 14,571,637
Charter Hall Group, REIT	435,832	6,418,097
Qantas Airways Ltd.	2,269,700	13,877,831
SGH Ltd.	79,600	2,254,494
Whitehaven Coal Ltd.	529,200	3,233,745
Yancoal Australia Ltd. (A)	596,400	3,280,450
		43,636,254
Austria - 0.6%
Strabag SE	48,600	5,127,840
Belgium - 1.8%
D'ieteren Group (A)	50,308	10,395,711
Fagron	179,548	5,065,036
		15,460,747
Denmark - 1.6%
Scandinavian Tobacco Group AS (B)	668,428	7,075,700
Schouw & Co. AS	65,567	6,759,764
		13,835,464
Finland - 0.7%
Enento Group OYJ (B)	140,300	2,660,955
Raisio OYJ, V Shares	1,208,883	3,617,953
		6,278,908
France - 8.3%
Coface SA	566,800	10,510,648
Elis SA (A)	495,500	15,311,051
ICADE, REIT (A)	65,500	1,576,882
JCDecaux SE	264,200	5,876,648
Kaufman & Broad SA	204,829	6,654,262
Nexans SA	62,700	11,703,193
Tikehau Capital SCA (A)	255,700	5,302,760
Virbac SACA	21,000	9,172,700
Vivendi SE	1,701,300	3,971,670
		70,079,814
Germany - 5.1%
Borussia Dortmund GmbH & Co. KGaA	418,180	1,568,096
DWS Group GmbH & Co. KGaA (B)	91,400	6,331,289
Eckert & Ziegler SE	213,900	3,835,523
Elmos Semiconductor SE	58,600	12,675,158
Gerresheimer AG	50,000	1,440,068
K&S AG	87,800	1,642,631
SAF-Holland SE	384,888	7,943,774
SUSS MicroTec SE	84,200	7,537,902
		42,974,441
Greece - 1.7%
Motor Oil Hellas Corinth Refineries SA	311,351	13,885,846
Hong Kong - 0.4%
Great Eagle Holdings Ltd.	1,275,493	2,904,851
Pacific Textiles Holdings Ltd.	5,220,600	780,040
		3,684,891
	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.9%
Bank of Ireland Group PLC	1,549,200	$ 30,515,192
C&C Group PLC	1,719,885	2,752,232
		33,267,424
Italy - 1.8%
BFF Bank SpA (A)(B)(C)	858,600	2,089,588
Buzzi SpA	241,400	13,217,551
		15,307,139
Japan - 31.7%
A&D HOLON Holdings Co. Ltd.	360,100	6,614,841
Air Water, Inc.	376,700	5,343,525
Bushiroad, Inc. (A)	413,600	665,691
Capcom Co. Ltd.	587,400	12,402,133
CKD Corp.	381,300	14,774,662
Dexerials Corp.	283,500	4,424,534
DTS Corp.	1,166,300	7,600,643
Fuji Corp.	393,900	15,345,461
FULLCAST Holdings Co. Ltd.	187,700	1,950,269
Furyu Corp.	124,100	1,017,646
Galilei Co. Ltd.	200,400	4,566,017
GMO internet group, Inc.	328,500	6,501,728
Hikari Tsushin, Inc.	53,400	12,967,438
Horiba Ltd.	138,800	19,326,084
Hosokawa Micron Corp.	85,200	3,230,358
Japan Petroleum Exploration Co. Ltd.	759,800	10,869,689
Kadokawa Corp.	189,700	4,311,281
Kaken Pharmaceutical Co. Ltd.	72,400	1,884,565
Katitas Co. Ltd.	174,300	3,479,482
Kumiai Chemical Industry Co. Ltd. (A)	595,900	2,890,721
MatsukiyoCocokara & Co.	281,100	4,104,593
MEITEC Group Holdings, Inc.	269,600	5,399,484
Nakanishi, Inc.	456,900	8,072,020
Nextage Co. Ltd.	125,900	2,763,547
Nichiha Corp.	234,900	4,655,652
Nippon Parking Development Co. Ltd.	2,021,700	3,189,677
Organo Corp.	120,700	12,197,095
PCA Corp. (A)	392,000	3,355,243
Rohto Pharmaceutical Co. Ltd.	361,400	5,314,374
RS Technologies Co. Ltd.	120,800	4,676,016
Sanwa Holdings Corp.	544,200	12,447,283
Square Enix Holdings Co. Ltd.	618,700	9,709,980
Starts Corp., Inc.	122,400	3,736,978
Takasago Thermal Engineering Co. Ltd.	505,900	14,590,541
TKC Corp.	102,700	2,353,278
Token Corp. (A)	66,100	5,362,661
Tokyotokeiba Co. Ltd.	70,100	2,484,054
USS Co. Ltd.	1,094,200	11,846,757
Wakita & Co. Ltd.	298,100	3,447,382
Yonex Co. Ltd.	469,700	7,953,194
		267,826,577
Netherlands - 5.2%
Euronext NV (A)(B)	63,980	10,709,688
Koninklijke Vopak NV (A)	185,000	9,259,014
Van Lanschot Kempen NV (A)	309,700	23,728,925
		43,697,627
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 4.9%
ABG Sundal Collier Holding ASA	7,420,267	$ 5,742,583
Aker ASA, Class A	128,700	14,919,404
Protector Forsikring ASA	236,700	11,973,149
Var Energi ASA	1,781,300	9,051,569
		41,686,705
Republic of Korea - 3.2%
Eugene Technology Co. Ltd.	257,509	23,141,509
Value Added Technology Co. Ltd.	233,600	3,649,903
		26,791,412
Singapore - 1.7%
ASMPT Ltd.	676,400	14,168,830
Spain - 2.6%
Fluidra SA	131,900	3,086,677
Logista Integral SA	374,664	14,637,434
Vidrala SA	44,125	3,980,547
		21,704,658
Sweden - 2.6%
Cloetta AB, B Shares (A)	2,445,300	12,538,031
Husqvarna AB, B Shares	528,800	2,547,425
Ratos AB, B Shares	544,200	1,934,093
Trelleborg AB, B Shares (A)	124,200	5,099,531
		22,119,080
Switzerland - 2.2%
Swissquote Group Holding SA	35,976	18,207,050
United Kingdom - 12.9%
Barratt Redrow PLC	2,104,728	7,168,177
Bellway PLC	292,000	7,577,253
Burberry Group PLC (C)	270,400	4,290,751
Clarkson PLC	157,900	10,390,745
Domino's Pizza Group PLC (A)	1,626,400	4,291,246
Howden Joinery Group PLC	1,007,500	10,629,420
ICG PLC	280,935	6,926,370
IG Group Holdings PLC	875,235	17,900,366
Inchcape PLC	349,800	3,932,631
Informa PLC	1,250,427	13,519,746
Lancashire Holdings Ltd.	614,900	4,802,802
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Morgan Sindall Group PLC	136,700	$ 8,712,919
Oxford Metrics PLC (A)	844,100	551,332
Rathbones Group PLC	90,000	2,405,244
Savills PLC	531,500	5,981,182
		109,080,184
Total Common Stocks (Cost $511,669,658)		828,820,891
PREFERRED STOCK - 0.8%
Italy - 0.8%
Danieli & C Officine Meccaniche SpA,
0.69% (D)	126,890	7,140,574
Total Preferred Stock (Cost $2,226,068)		7,140,574
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	8,983,615	8,983,615
Total Other Investment Company (Cost $8,983,615)		8,983,615

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.35% (E), dated 04/30/2026, to be repurchased at $3,532,311 on 05/01/2026. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $3,602,917.	$ 3,532,178	3,532,178
Total Repurchase Agreement (Cost $3,532,178)		3,532,178
Total Investments (Cost $526,411,519)		848,477,258
Net Other Assets (Liabilities) - (0.4)%		(3,781,176)
Net Assets - 100.0%		$ 844,696,082
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	11.7%	$99,188,368
Machinery	8.0	67,987,800
Semiconductors & Semiconductor Equipment	7.3	62,199,415
Oil, Gas & Consumable Fuels	5.8	49,580,313
Building Products	3.7	31,693,476
Banks	3.6	30,515,192
Electronic Equipment, Instruments & Components	3.6	30,365,459
Entertainment	3.3	28,317,570
Industrial Conglomerates	3.3	27,886,842
Insurance	3.2	27,286,599
Household Durables	3.2	26,762,353
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Media	2.8%	$23,707,675
Food Products	2.7	22,915,748
Commercial Services & Supplies	2.2	18,500,728
Trading Companies & Distributors	1.9	16,331,296
Real Estate Management & Development	1.9	16,102,493
Health Care Equipment & Supplies	1.8	15,557,446
Air Freight & Logistics	1.7	14,637,434
Specialty Retail	1.7	14,610,304
Metals & Mining	1.7	14,571,637
Distributors	1.7	14,328,342
IT Services	1.7	14,102,371
Passenger Airlines	1.6	13,877,831
Construction & Engineering	1.6	13,840,759
Construction Materials	1.6	13,217,551
Professional Services	1.5	12,363,986
Electrical Equipment	1.4	11,703,193
Pharmaceuticals	1.3	11,057,265
Marine Transportation	1.2	10,390,745
Chemicals	1.2	9,876,877
Leisure Products	1.1	8,970,840
Diversified REITs	0.9	7,994,979
Automobile Components	0.9	7,943,774
Tobacco	0.8	7,075,700
Hotels, Restaurants & Leisure	0.8	6,775,300
Personal Care Products	0.6	5,314,374
Textiles, Apparel & Luxury Goods	0.6	5,070,791
Health Care Providers & Services	0.6	5,065,036
Consumer Staples Distribution & Retail	0.5	4,104,593
Containers & Packaging	0.5	3,980,547
Software	0.5	3,906,575
Beverages	0.3	2,752,232
Financial Services	0.3	2,089,588
Life Sciences Tools & Services	0.2	1,440,068
Investments	98.5	835,961,465
Short-Term Investments	1.5	12,515,793
Total Investments	100.0%	$ 848,477,258
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$828,820,891	$—	$828,820,891
Preferred Stock	—	7,140,574	—	7,140,574
Other Investment Company	8,983,615	—	—	8,983,615
Repurchase Agreement	—	3,532,178	—	3,532,178
Total Investments	$8,983,615	$839,493,643	$—	$848,477,258
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $35,937,547, collateralized by cash collateral of $8,983,615 and non-cash collateral, such as U.S. government securities of $28,813,614. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the total value of 144A securities is $28,867,220, representing 3.4% of the
Fund's net assets.

(C)	Non-income producing security.
(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Rate disclosed reflects the yield at April 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $522,879,341) (including securities loaned of $35,937,547)	$844,945,080
Repurchase agreement, at value (cost $3,532,178)	3,532,178
Cash	9,034
Foreign currency, at value (cost $459,572)	460,987
Receivables and other assets:
Investments sold	9,271
Net income from securities lending	12,684
Shares of beneficial interest sold	394,199
Dividends	5,014,901
Interest	133
Tax reclaims	2,470,112
Prepaid expenses	22,546
Total assets	856,871,125
Liabilities:
Cash collateral received upon return of:
Securities on loan	8,983,615
Payables and other liabilities:
Investments purchased	1,252,606
Interest expense	1,806
Shares of beneficial interest redeemed	1,187,770
Investment management fees	592,050
Transfer agent fees	46,591
Trustee and CCO fees	5,235
Audit and tax fees	21,967
Custody fees	51,192
Legal fees	4,671
Printing and shareholder reports fees	9,096
Other accrued expenses	18,444
Total liabilities	12,175,043
Net assets	$844,696,082
Net assets consist of:
Paid-in capital	$519,068,650
Total distributable earnings (accumulated losses)	325,627,432
Net assets	$844,696,082
Net assets by class:
Class I	$527,338,145
Class I2	237,997,089
Class R6	79,360,848
Shares outstanding (unlimited shares, no par value):
Class I	27,757,046
Class I2	12,493,759
Class R6	4,087,851
Net asset value per share: (A)
Class I	$19.00
Class I2	19.05
Class R6	19.41

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$13,709,950
Interest income	1,047,995
Net income from securities lending	60,005
Withholding taxes on foreign income	(964,248)
Total investment income	13,853,702
Expenses:
Investment management fees	3,729,092
Transfer agent fees:
Class I	259,294
Class I2	10,800
Class R6	2,841
Trustee and CCO fees	20,139
Audit and tax fees	19,341
Custody fees	90,215
Legal fees	28,689
Printing and shareholder reports fees	23,601
Registration fees	27,748
Insurance fees	71,855
Interest	11,803
Other	23,172
Total expenses before waiver and/or reimbursement and recapture	4,318,590
Expenses waived and/or reimbursed:
Class R6	(1,000)
Recapture of previously waived and/or reimbursed fees:
Class R6	1,000
Net expenses	4,318,590
Net investment income (loss)	9,535,112
Net realized gain (loss) on:
Investments	33,330,236
Foreign currency transactions	(449,284)
Net realized gain (loss)	32,880,952
Net change in unrealized appreciation (depreciation) on:
Investments	44,180,906
Translation of assets and liabilities denominated in foreign currencies	321,563
Net change in unrealized appreciation (depreciation)	44,502,469
Net realized and change in unrealized gain (loss)	77,383,421
Net increase (decrease) in net assets resulting from operations	$86,918,533
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$9,535,112	$24,040,210
Net realized gain (loss)	32,880,952	2,776,208
Net change in unrealized appreciation (depreciation)	44,502,469	163,373,647
Net increase (decrease) in net assets resulting from operations	86,918,533	190,190,065
Dividends and/or distributions to shareholders:
Class I	(20,962,228)	(20,151,412)
Class I2	(10,685,291)	(23,366,723)
Class R6	(3,189,531)	(389)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(34,837,050)	(43,518,524)
Capital share transactions:
Proceeds from shares sold:
Class I	70,066,865	141,072,263
Class I2	52,773	13,239,215
Class R6	7,969,511	69,246,509
	78,089,149	223,557,987
Dividends and/or distributions reinvested:
Class I	20,686,532	19,862,741
Class I2	10,685,291	23,366,723
Class R6	3,189,531	389
	34,561,354	43,229,853
Cost of shares redeemed:
Class I	(69,728,667)	(112,432,616)
Class I2	(279,192,986)	(36,071,049)
Class R6	(6,083,942)	(1,896,933)
	(355,005,595)	(150,400,598)
Net increase (decrease) in net assets resulting from capital share transactions	(242,355,092)	116,387,242
Net increase (decrease) in net assets	(190,273,609)	263,058,783
Net assets:
Beginning of period/year	1,034,969,691	771,910,908
End of period/year	$844,696,082	$1,034,969,691
Capital share transactions - shares:
Shares issued:
Class I	3,827,367	8,625,258
Class I2	2,852	934,766
Class R6	430,647	3,914,131
	4,260,866	13,474,155
Shares reinvested:
Class I	1,194,373	1,412,713
Class I2	615,512	1,658,391
Class R6	180,301	27
	1,990,186	3,071,131
Shares redeemed:
Class I	(3,889,338)	(7,099,426)
Class I2	(15,552,600)	(2,296,554)
Class R6	(334,504)	(103,404)
	(19,776,442)	(9,499,384)
Net increase (decrease) in shares outstanding:
Class I	1,132,402	2,938,545
Class I2	(14,934,236)	296,603
Class R6	276,444	3,810,754
	(13,525,390)	7,045,902
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.84	$15.17	$12.55	$11.25	$16.30	$11.94
Investment operations:
Net investment income (loss) (A)	0.21	0.44	0.35	0.33	0.27	0.28
Net realized and unrealized gain (loss)	1.74	3.07	2.69	1.41	(4.74)	4.23
Total investment operations	1.95	3.51	3.04	1.74	(4.47)	4.51
Contributions from affiliate	—	—	—	—	0.01 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.74)	(0.63)	(0.42)	(0.09)	(0.42)	(0.15)
Net realized gains	(0.05)	(0.21)	—	(0.35)	(0.17)	—
Total dividends and/or distributions to shareholders	(0.79)	(0.84)	(0.42)	(0.44)	(0.59)	(0.15)
Net asset value, end of period/year	$19.00	$17.84	$15.17	$12.55	$11.25	$16.30
Total return	11.33%(C)	24.70%	24.55%	15.54%	(28.23)%(B)	37.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$527,338	$474,887	$359,244	$304,824	$233,431	$348,810
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04%(D)	1.02%	1.09%	1.11%	1.10%	1.09%
Including waiver and/or reimbursement and recapture	1.04%(D)	1.02%	1.09%	1.11%	1.10%	1.09%
Net investment income (loss) to average net assets	2.29%(D)	2.67%	2.39%	2.47%	2.06%	1.82%
Portfolio turnover rate	3%(C)	6%	15%	18%	14%	14%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$17.89	$15.21	$12.58	$11.28	$16.34	$11.96
Investment operations:
Net investment income (loss) (A)	0.18	0.46	0.37	0.34	0.29	0.30
Net realized and unrealized gain (loss)	1.78	3.08	2.70	1.41	(4.75)	4.24
Total investment operations	1.96	3.54	3.07	1.75	(4.46)	4.54
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.75)	(0.65)	(0.44)	(0.10)	(0.43)	(0.16)
Net realized gains	(0.05)	(0.21)	—	(0.35)	(0.17)	—
Total dividends and/or distributions to shareholders	(0.80)	(0.86)	(0.44)	(0.45)	(0.60)	(0.16)
Net asset value, end of period/year	$19.05	$17.89	$15.21	$12.58	$11.28	$16.34
Total return	11.38%(B)	24.82%	24.67%	15.63%	(28.23)%	38.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$237,997	$490,652	$412,657	$312,707	$334,444	$489,410
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(C)	0.93%	0.99%	1.01%	1.01%	0.99%
Including waiver and/or reimbursement and recapture	0.95%(C)	0.93%	0.99%	1.01%	1.01%	0.99%
Net investment income (loss) to average net assets	2.03%(C)	2.80%	2.49%	2.53%	2.18%	1.92%
Portfolio turnover rate	3%(B)	6%	15%	18%	14%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024 (A)
Net asset value, beginning of period/year	$18.22	$15.21	$15.32
Investment operations:
Net investment income (loss) (B)	0.22	0.29	0.12
Net realized and unrealized gain (loss)	1.78	3.31	(0.23)(C)
Total investment operations	2.00	3.60	(0.11)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.76)	(0.38)	—
Net realized gains	(0.05)	(0.21)	—
Total dividends and/or distributions to shareholders	(0.81)	(0.59)	—
Net asset value, end of period/year	$19.41	$18.22	$15.21
Total return	11.35%(D)	24.76%	(0.72)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,361	$69,431	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(E)	0.93%	0.98%(E)
Including waiver and/or reimbursement and recapture	0.95%(E)(F)	0.93%(F)	0.98%(E)
Net investment income (loss) to average net assets	2.38%(E)	1.59%	1.84%(E)
Portfolio turnover rate	3%(D)	6%	15%

(A)	Commenced operations on May 31, 2024.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $2,881.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
For the period ended April 30, 2026, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$5,793,333	15	4.89%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$8,983,615	$—	$—	$—	$8,983,615
Total Borrowings	$8,983,615	$—	$—	$—	$8,983,615
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency risk: The value of a Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Industrials sector risk: The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Country focus risk: To the extent the Fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Japan risk: The Japanese economy is highly dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of trading partners. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, significant nonperforming loan portfolios at major financial institutions, substantial government deficits, low domestic consumption and natural and environmental disasters. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the value of securities of Japanese companies held by the Fund.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$233,473,997	27.64%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.895%
Over $300 million up to $750 million	0.870
Over $750 million up to $1 billion	0.770
Over $1 billion	0.750
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2026
Class I	1.10%	March 1, 2027
Class I2, Class R6	1.00	March 1, 2027
Prior to March 1, 2026
Class I	1.10
Class I2	1.00
Class R6	1.04
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2026, there are no amounts available for recapture by TAM.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$269,232	$45,335
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$28,974,633	$—	$280,284,441	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2026, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$526,411,519	$364,424,606	$(42,358,867)	$322,065,739
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Small Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486393 TA INTL SCV 04/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
April 30, 2026
Transamerica International Stock
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Stock

SCHEDULE OF INVESTMENTS
At April 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 4.5%
ANZ Group Holdings Ltd.	106,782	$ 2,836,291
BlueScope Steel Ltd.	158,728	3,450,585
Evolution Mining Ltd.	1,276,646	11,287,011
Goodman Group, REIT	128,046	2,774,212
Macquarie Group Ltd.	26,418	4,538,406
Qantas Airways Ltd.	1,071,268	6,550,150
QBE Insurance Group Ltd.	225,346	3,650,124
Santos Ltd.	873,429	5,032,167
South32 Ltd.	539,850	1,599,871
Westpac Banking Corp.	158,765	4,441,715
		46,160,532
Belgium - 0.6%
Anheuser-Busch InBev SA	80,822	6,107,038
Denmark - 2.3%
Danske Bank AS	206,273	10,604,182
Genmab AS (A)	11,844	3,136,012
Novo Nordisk AS, Class B	146,478	6,230,579
Novonesis Novozymes, Class B	59,284	3,642,749
		23,613,522
Finland - 0.8%
Nokia OYJ	598,185	7,600,875
France - 8.8%
BNP Paribas SA	34,791	3,653,801
Capgemini SE	42,483	5,166,626
Credit Agricole SA	118,682	2,318,110
Eiffage SA	46,008	7,417,793
Engie SA	188,886	6,226,161
EssilorLuxottica SA	13,025	2,756,996
Hermes International SCA	995	1,903,535
L'Oreal SA	11,970	5,155,347
LVMH Moet Hennessy Louis Vuitton SE	9,290	4,962,803
Safran SA	8,854	2,843,130
Sanofi SA	62,414	5,840,481
Schneider Electric SE	24,165	7,689,514
Societe Generale SA	156,369	12,587,706
TotalEnergies SE	127,566	11,860,262
Unibail-Rodamco-Westfield, REIT (A)	49,683	6,031,885
Veolia Environnement SA	82,545	3,490,759
		89,904,909
Germany - 8.7%
Allianz SE	5,003	2,285,032
Bayer AG	134,235	6,018,788
Bayerische Motoren Werke AG	47,144	4,314,296
Deutsche Bank AG	302,015	9,383,313
Deutsche Telekom AG	358,972	11,595,024
E.ON SE	358,022	7,937,435
Fresenius SE & Co. KGaA	68,363	3,310,790
Infineon Technologies AG	106,662	7,173,579
MTU Aero Engines AG	10,956	3,757,429
Rheinmetall AG	4,687	7,474,873
SAP SE	51,165	8,590,248
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	48,835	$ 14,511,860
Vonovia SE	97,031	2,614,325
		88,966,992
Hong Kong - 1.3%
AIA Group Ltd.	656,600	7,208,656
Hong Kong Exchanges & Clearing Ltd.	70,900	3,776,326
Jardine Matheson Holdings Ltd.	38,600	2,631,450
		13,616,432
Israel - 2.0%
Bank Hapoalim BM	175,260	4,702,231
Teva Pharmaceutical Industries Ltd., ADR (A)	448,731	15,736,996
		20,439,227
Italy - 3.0%
ENEL SpA	560,823	6,547,991
Eni SpA	213,820	6,046,061
Intesa Sanpaolo SpA	1,577,866	10,720,382
Leonardo SpA	121,830	7,607,767
		30,922,201
Japan - 27.0%
Asahi Group Holdings Ltd.	430,100	4,234,605
Central Japan Railway Co.	181,500	4,354,269
Daiichi Life Group, Inc.	548,100	5,018,228
Daiichi Sankyo Co. Ltd.	132,800	2,157,214
Daiwa House Industry Co. Ltd.	162,800	4,967,184
Disco Corp.	11,600	5,519,075
Fast Retailing Co. Ltd.	12,200	5,743,091
FUJIFILM Holdings Corp.	479,700	8,828,220
Fujitsu Ltd.	222,800	4,471,895
Hitachi Ltd.	273,700	8,703,207
ITOCHU Corp.	1,007,600	12,487,286
Japan Tobacco, Inc.	246,300	9,175,840
JFE Holdings, Inc.	254,200	2,791,711
KDDI Corp.	708,200	11,589,358
Kioxia Holdings Corp. (A)	40,200	9,726,734
Kirin Holdings Co. Ltd.	681,100	10,740,302
Marubeni Corp.	376,500	14,653,784
Mitsubishi Corp.	110,400	3,535,739
Mitsubishi Electric Corp.	143,200	5,746,756
Mitsubishi Heavy Industries Ltd.	156,500	4,670,880
Mitsubishi UFJ Financial Group, Inc.	661,600	11,884,212
Mitsui & Co. Ltd.	207,300	7,783,267
Mizuho Financial Group, Inc.	147,790	6,355,366
MS&AD Insurance Group Holdings, Inc.	128,000	3,291,401
Murata Manufacturing Co. Ltd.	99,400	3,296,524
NEC Corp.	273,000	7,261,803
Nomura Holdings, Inc.	951,400	7,620,548
NTT, Inc.	6,110,900	5,952,387
Otsuka Holdings Co. Ltd.	143,700	10,473,166
Recruit Holdings Co. Ltd.	66,300	3,071,345
Renesas Electronics Corp.	154,000	3,114,287
Sekisui Chemical Co. Ltd.	300,800	4,609,418
SoftBank Group Corp.	153,300	5,236,545
Sony Group Corp.	309,500	6,200,934
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Corp.	295,500	$ 10,987,332
Sumitomo Mitsui Financial Group, Inc.	369,300	13,039,632
Suzuki Motor Corp.	324,500	3,629,023
Takeda Pharmaceutical Co. Ltd.	157,900	5,279,036
TDK Corp.	370,300	6,770,713
Tokyo Electron Ltd.	13,500	3,978,215
Toyota Motor Corp.	336,100	6,451,577
		275,402,109
Netherlands - 5.8%
ASM International NV	5,066	4,955,944
ASML Holding NV	22,600	32,669,331
Koninklijke Ahold Delhaize NV	113,381	5,325,444
Koninklijke Philips NV	143,920	3,796,288
NN Group NV	74,789	6,546,566
Prosus NV	131,391	6,361,028
		59,654,601
Portugal - 0.3%
EDP SA	607,271	3,312,225
Singapore - 1.6%
DBS Group Holdings Ltd.	218,380	10,069,647
Oversea-Chinese Banking Corp. Ltd.	372,300	6,423,143
		16,492,790
Spain - 5.1%
Banco Bilbao Vizcaya Argentaria SA	228,899	5,054,639
Banco Santander SA (B)	1,567,969	19,132,853
CaixaBank SA	402,050	5,117,430
Iberdrola SA	685,270	16,065,615
Repsol SA	234,742	6,305,441
		51,675,978
Sweden - 1.0%
Alfa Laval AB	83,417	5,019,972
Assa Abloy AB, Class B (B)	124,235	4,781,519
		9,801,491
Switzerland - 7.2%
ABB Ltd.	107,022	10,824,169
Alcon AG	64,446	4,811,042
Galderma Group AG	18,485	3,878,030
Holcim AG	59,822	5,559,040
Nestle SA	37,022	3,748,094
Novartis AG	94,854	14,018,441
Roche Holding AG	34,096	13,894,115
UBS Group AG	380,765	16,849,535
		73,582,466
United Kingdom - 17.1%
3i Group PLC	310,394	10,794,798
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	50,946	$ 9,665,588
BAE Systems PLC	212,154	5,900,755
Barclays PLC	2,578,834	15,158,156
BP PLC	614,769	4,866,407
British American Tobacco PLC	115,460	6,799,994
Compass Group PLC	120,790	3,413,164
GSK PLC	398,317	10,442,863
Halma PLC	86,676	5,215,958
HSBC Holdings PLC	1,211,910	22,298,920
Imperial Brands PLC	217,866	8,277,303
Lloyds Banking Group PLC	8,123,620	11,042,452
NatWest Group PLC	602,045	4,801,833
RELX PLC	112,311	4,095,570
Rio Tinto PLC	63,298	6,376,419
Rolls-Royce Holdings PLC	986,765	15,878,585
Sage Group PLC	214,059	2,553,004
Shell PLC	178,409	8,111,681
SSE PLC	135,862	4,864,452
Standard Chartered PLC	198,915	5,065,336
Unilever PLC	98,744	5,758,268
Vodafone Group PLC	2,039,872	3,245,732
		174,627,238
Total Common Stocks (Cost $768,967,017)		991,880,626
PREFERRED STOCK - 0.5%
Germany - 0.5%
Volkswagen AG,
7.36% (C)	51,451	5,217,554
Total Preferred Stock (Cost $6,403,166)		5,217,554

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.35% (C), dated 04/30/2026, to be repurchased at $18,410,615 on 05/01/2026. Collateralized by a U.S. Government Obligation, 3.88%, due 05/31/2027, and with a value of $18,778,223.	$ 18,409,925	18,409,925
Total Repurchase Agreement (Cost $18,409,925)		18,409,925
Total Investments (Cost $793,780,108)		1,015,508,105
Net Other Assets (Liabilities) - 0.6%		6,281,954
Net Assets - 100.0%		$ 1,021,790,059
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.4%	$187,308,037
Pharmaceuticals	10.2	103,635,297
Semiconductors & Semiconductor Equipment	6.6	67,137,165
Capital Markets	5.2	52,962,926
Trading Companies & Distributors	4.9	49,447,408
Aerospace & Defense	4.3	43,462,539
Oil, Gas & Consumable Fuels	4.2	42,222,019
Electric Utilities	3.0	30,790,283
Industrial Conglomerates	3.0	30,455,935
Insurance	2.8	28,000,007
Metals & Mining	2.5	25,505,597
Electrical Equipment	2.4	24,260,439
Tobacco	2.4	24,253,137
Beverages	2.1	21,081,945
Wireless Telecommunication Services	2.0	20,071,635
Automobiles	1.9	19,612,450
Multi-Utilities	1.7	17,654,355
Diversified Telecommunication Services	1.7	17,547,411
IT Services	1.7	16,900,324
Electronic Equipment, Instruments & Components	1.5	15,283,195
Health Care Equipment & Supplies	1.1	11,364,326
Software	1.1	11,143,252
Personal Care Products	1.1	10,913,615
Machinery	1.0	9,690,852
Technology Hardware, Storage & Peripherals	0.9	8,828,220
Communications Equipment	0.8	7,600,875
Real Estate Management & Development	0.7	7,581,509
Construction & Engineering	0.7	7,417,793
Professional Services	0.7	7,166,915
Textiles, Apparel & Luxury Goods	0.7	6,866,338
Passenger Airlines	0.6	6,550,150
Broadline Retail	0.6	6,361,028
Household Durables	0.6	6,200,934
Retail REITs	0.6	6,031,885
Specialty Retail	0.6	5,743,091
Construction Materials	0.5	5,559,040
Consumer Staples Distribution & Retail	0.5	5,325,444
Building Products	0.5	4,781,519
Ground Transportation	0.4	4,354,269
Food Products	0.4	3,748,094
Chemicals	0.4	3,642,749
Hotels, Restaurants & Leisure	0.3	3,413,164
Health Care Providers & Services	0.3	3,310,790
Biotechnology	0.3	3,136,012
Industrial REITs	0.3	2,774,212
Investments	98.2	997,098,180
Short-Term Investments	1.8	18,409,925
Total Investments	100.0%	$ 1,015,508,105
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$21,781,610	$970,099,016	$—	$991,880,626
Preferred Stock	—	5,217,554	—	5,217,554
Repurchase Agreement	—	18,409,925	—	18,409,925
Total Investments	$21,781,610	$993,726,495	$—	$1,015,508,105
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $21,833,155, collateralized by non-cash collateral, such as U.S.
government securities of $22,939,089. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended April 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2026
(unaudited)

Assets:
Investments, at value (cost $775,370,183) (including securities loaned of $21,833,155)	$997,098,180
Repurchase agreement, at value (cost $18,409,925)	18,409,925
Foreign currency, at value (cost $627,240)	631,780
Receivables and other assets:
Net income from securities lending	5,982
Shares of beneficial interest sold	1,180,910
Dividends	4,016,018
Interest	690
Tax reclaims	1,217,955
Prepaid expenses	4,407
Other assets	3,553
Total assets	1,022,569,400
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	116,693
Investment management fees	566,747
Distribution and service fees	5,120
Transfer agent fees	27,111
Trustee and CCO fees	6,436
Audit and tax fees	14,613
Custody fees	7,446
Legal fees	10,390
Printing and shareholder reports fees	103
Registration fees	13,217
Other accrued expenses	11,465
Total liabilities	779,341
Net assets	$1,021,790,059
Net assets consist of:
Paid-in capital	$801,711,735
Total distributable earnings (accumulated losses)	220,078,324
Net assets	$1,021,790,059
Net assets by class:
Class A	$25,665,229
Class I	252,695,648
Class I2	700,325,956
Class R6	43,103,226
Shares outstanding (unlimited shares, no par value):
Class A	1,639,752
Class I	16,079,915
Class I2	44,526,524
Class R6	2,741,216
Net asset value per share: (A)
Class A	$15.65
Class I	15.71
Class I2	15.73
Class R6	15.72
Maximum offering price per share: (B)
Class A	$16.56

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

STATEMENT OF OPERATIONS
For the period ended April 30, 2026
(unaudited)

Investment income:
Dividend income	$13,894,929
Interest income	254,826
Net income from securities lending	19,751
Withholding taxes on foreign income	(1,001,317)
Total investment income	13,168,189
Expenses:
Investment management fees	3,296,866
Distribution and service fees:
Class A	27,178
Transfer agent fees:
Class A	10,107
Class I	115,275
Class I2	25,012
Class R6	1,714
Trustee and CCO fees	23,685
Audit and tax fees	14,915
Custody fees	50,475
Legal fees	34,135
Printing and shareholder reports fees	14,156
Registration fees	43,942
Insurance fees	5,313
Other	18,007
Total expenses before waiver and/or reimbursement and recapture	3,680,780
Expenses waived and/or reimbursed:
Class A	(677)
Class I	(428)
Net expenses	3,679,675
Net investment income (loss)	9,488,514
Net realized gain (loss) on:
Investments	1,568,069
Foreign currency transactions	(146,501)
Net realized gain (loss)	1,421,568
Net change in unrealized appreciation (depreciation) on:
Investments	79,991,926
Translation of assets and liabilities denominated in foreign currencies	121,003
Net change in unrealized appreciation (depreciation)	80,112,929
Net realized and change in unrealized gain (loss)	81,534,497
Net increase (decrease) in net assets resulting from operations	$91,023,011
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	April 30, 2026 (unaudited)	October 31, 2025
From operations:
Net investment income (loss)	$9,488,514	$9,959,828
Net realized gain (loss)	1,421,568	7,962,312
Net change in unrealized appreciation (depreciation)	80,112,929	96,914,314
Net increase (decrease) in net assets resulting from operations	91,023,011	114,836,454
Dividends and/or distributions to shareholders:
Class A	(450,913)	(334,629)
Class I	(5,681,985)	(2,224,399)
Class I2	(18,917,967)	(17,323,684)
Class R6	(1,378,544)	(1,742,739)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(26,429,409)	(21,625,451)
Capital share transactions:
Proceeds from shares sold:
Class A	11,027,491	17,118,589
Class I	91,964,895	158,093,163
Class I2	314,858,181	24,966,949
Class R6	6,001,236	28,940,415
	423,851,803	229,119,116
Dividends and/or distributions reinvested:
Class A	450,882	334,629
Class I	5,681,985	2,224,399
Class I2	18,881,040	17,323,684
Class R6	1,378,544	1,742,739
	26,392,451	21,625,451
Cost of shares redeemed:
Class A	(4,510,084)	(9,034,348)
Class I	(40,564,217)	(27,739,050)
Class I2	(31,922,576)	(44,424,191)
Class R6	(13,911,570)	(20,993,409)
	(90,908,447)	(102,190,998)
Net increase (decrease) in net assets resulting from capital share transactions	359,335,807	148,553,569
Net increase (decrease) in net assets	423,929,409	241,764,572
Net assets:
Beginning of period/year	597,860,650	356,096,078
End of period/year	$1,021,790,059	$597,860,650
Capital share transactions - shares:
Shares issued:
Class A	711,914	1,330,116
Class I	5,984,589	11,977,007
Class I2	21,271,762	1,987,076
Class R6	394,671	2,268,916
	28,362,936	17,563,115
Shares reinvested:
Class A	30,735	29,483
Class I	386,004	195,466
Class I2	1,281,809	1,520,956
Class R6	93,651	153,141
	1,792,199	1,899,046
Shares redeemed:
Class A	(298,837)	(641,501)
Class I	(2,637,927)	(2,070,886)
Class I2	(2,091,679)	(3,465,934)
Class R6	(899,747)	(1,555,444)
	(5,928,190)	(7,733,765)
Net increase (decrease) in shares outstanding:
Class A	443,812	718,098
Class I	3,732,666	10,101,587
Class I2	20,461,892	42,098
Class R6	(411,425)	866,613
	24,226,945	11,728,396
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.58	$12.21	$9.96	$8.75	$11.77	$8.62
Investment operations:
Net investment income (loss) (A)	0.14	0.25	0.21	0.20	0.31	0.23
Net realized and unrealized gain (loss)	1.30	2.81	2.38	1.23	(2.42)	3.03
Total investment operations	1.44	3.06	2.59	1.43	(2.11)	3.26
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.31)	(0.34)	(0.22)	(0.30)	(0.11)
Net realized gains	(0.13)	(0.38)	—	—	(0.63)	—
Total dividends and/or distributions to shareholders	(0.37)	(0.69)	(0.34)	(0.22)	(0.93)	(0.11)
Net asset value, end of period/year	$15.65	$14.58	$12.21	$9.96	$8.75	$11.77
Total return (C)	10.08%(D)	26.73%	26.43%	16.69%	(19.19)%(B)	38.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,665	$17,439	$5,834	$1,321	$745	$780
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.08%(F)	1.14%	1.16%	1.18%	1.15%	1.14%
Including waiver and/or reimbursement and recapture	1.07%(F)(G)	1.13%(G)	1.14%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.81%(F)	1.91%	1.72%	2.00%	3.13%	2.04%
Portfolio turnover rate	10%(D)	25%	34%	35%	41%	52%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.19%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.66	$12.26	$9.99	$8.77	$11.83	$8.65
Investment operations:
Net investment income (loss) (A)	0.15	0.28	0.22	0.23	0.33	0.25
Net realized and unrealized gain (loss)	1.31	2.84	2.41	1.23	(2.43)	3.07
Total investment operations	1.46	3.12	2.63	1.46	(2.10)	3.32
Contributions from affiliate	—	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.34)	(0.36)	(0.24)	(0.35)	(0.14)
Net realized gains	(0.13)	(0.38)	—	—	(0.63)	—
Total dividends and/or distributions to shareholders	(0.41)	(0.72)	(0.36)	(0.24)	(0.98)	(0.14)
Net asset value, end of period/year	$15.71	$14.66	$12.26	$9.99	$8.77	$11.83
Total return	10.19%(C)	27.12%	26.77%	16.79%	(19.02)%(B)	38.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$252,696	$181,048	$27,532	$681	$547	$608
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.84%(E)	0.88%	0.88%	0.91%	0.93%	0.96%
Including waiver and/or reimbursement and recapture	0.84%(E)(F)	0.83%	0.85%	0.98%	1.00%	1.00%
Net investment income (loss) to average net assets	1.97%(E)	2.07%	1.81%	2.29%	3.33%	2.25%
Portfolio turnover rate	10%(C)	25%	34%	35%	41%	52%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.67	$12.27	$10.00	$8.78	$11.83	$8.65
Investment operations:
Net investment income (loss) (A)	0.15	0.28	0.29	0.25	0.34	0.26
Net realized and unrealized gain (loss)	1.33	2.84	2.36	1.23	(2.42)	3.06
Total investment operations	1.48	3.12	2.65	1.48	(2.08)	3.32
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.34)	(0.38)	(0.26)	(0.34)	(0.14)
Net realized gains	(0.13)	(0.38)	—	—	(0.63)	—
Total dividends and/or distributions to shareholders	(0.42)	(0.72)	(0.38)	(0.26)	(0.97)	(0.14)
Net asset value, end of period/year	$15.73	$14.67	$12.27	$10.00	$8.78	$11.83
Total return	10.30%(B)	27.13%	26.94%	16.97%	(19.08)%	38.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$700,326	$353,123	$294,696	$149,376	$142,358	$136,492
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.74%(D)	0.78%	0.79%	0.81%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.74%(D)	0.78%	0.78%	0.81%	0.83%	0.93%
Net investment income (loss) to average net assets	2.00%(D)	2.13%	2.40%	2.45%	3.37%	2.31%
Portfolio turnover rate	10%(B)	25%	34%	35%	41%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2026 (unaudited)	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of period/year	$14.67	$12.26	$10.00	$8.77	$11.83	$8.65
Investment operations:
Net investment income (loss) (A)	0.14	0.29	0.27	0.25	0.36	0.25
Net realized and unrealized gain (loss)	1.33	2.84	2.37	1.23	(2.45)	3.07
Total investment operations	1.47	3.13	2.64	1.48	(2.09)	3.32
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.34)	(0.38)	(0.25)	(0.34)	(0.14)
Net realized gains	(0.13)	(0.38)	—	—	(0.63)	—
Total dividends and/or distributions to shareholders	(0.42)	(0.72)	(0.38)	(0.25)	(0.97)	(0.14)
Net asset value, end of period/year	$15.72	$14.67	$12.26	$10.00	$8.77	$11.83
Total return	10.23%(B)	27.24%	26.84%	17.01%	(19.12)%	38.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,103	$46,251	$28,034	$13,923	$12,337	$601
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.74%(D)	0.78%	0.79%	0.81%	0.83%	0.86%
Including waiver and/or reimbursement and recapture	0.74%(D)	0.78%	0.78%	0.81%	0.92%	0.96%
Net investment income (loss) to average net assets	1.89%(D)	2.19%	2.25%	2.43%	3.70%	2.28%
Portfolio turnover rate	10%(B)	25%	34%	35%	41%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Stock (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Fund, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2026, commissions recaptured are $42,993.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended April 30, 2026, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2026, the Fund has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2026.
Repurchase agreements at April 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Currency risk: The value of a Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Sector focus risk: To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial sector risk: Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Country focus risk: To the extent the Fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Japan risk: The Japanese economy is highly dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of trading partners. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, significant nonperforming loan portfolios at major financial institutions, substantial government deficits, low domestic consumption and natural and environmental disasters. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the value of securities of Japanese companies held by the Fund.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2026, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$677,242,451	66.28%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.70%
Over $500 million up to $1 billion	0.68
Over $1 billion up to $2 billion	0.67
Over $2 billion up to $3 billion	0.64
Over $3 billion	0.63
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.23%	March 1, 2027
Class I	0.84	March 1, 2027
Class I2, Class R6	0.81	March 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. In addition, TAM has contractually agreed to forego its ability to recapture amounts previously waived and/or reimbursed to the class under the expense limitation agreement through March 1, 2027. Amounts recaptured, if any, by TAM for the period ended April 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Class A	$440	$717	$—	$—	$1,157
Class I	—	2,879	38,290	428	41,597
Class I2	—	27,639	—	—	27,639
Class R6	—	1,972	—	—	1,972

(A)	For the six-month period of May 1, 2023 through October 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2026, underwriter
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$26,057	$31
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the period ended April 30, 2026, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$149,887	$26,207
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$427,966,119	$—	$87,739,593	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$793,780,108	$243,501,542	$(21,773,545)	$221,727,997
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2026
(unaudited)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2026

Transamerica International Stock

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the October 31, 2025 Annual Financial Statements.
Transamerica Funds
Semi-Annual Financial Statements 2026

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
5486396 TA INTL STOCK 04/26
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	July 2, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	July 2, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer